UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2016

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

September 30, 2016

Core Plus Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Despite Brexit Shock, Markets Produced Positive, Central Bank-Boosted Returns

The reporting period was unusual in that virtually all mutual fund asset classes posted positive performance, led by gold, U.S. small-cap stocks, and emerging markets (EM) stocks. Even as those higher-risk/higher-volatility asset classes outperformed, government bonds also produced solid returns. Simultaneous positive performance across all asset classes is rare. How did it happen? Massive central bank stimulus—amplified in the wake of China- and energy market-related volatility in early 2016 and the unexpected U.K. vote to leave the European Union (Brexit) in June—helped boost most markets for the reporting period.

Continued central bank stimulus encouraged relatively aggressive investor behavior, including demand for equities and higher-yielding bond sectors, including high-yield corporates and EM debt. At the same time, central bank stimulus also included large volumes of bond purchases and low interest rate targets, which helped drive interest rates lower and government bond prices higher. Oil’s rebound from its January 2016 lows and stabilization of China’s economy also supported investor sentiment, as well as repeated decisions by the Federal Reserve (Fed) to keep its expected interest rate hikes on hold.

The reporting period featured many surprises, including weaker-than-expected global growth, Brexit, the quick market rebound from Brexit, the Republican nomination of Donald Trump, and concerns about the stability of major European banks. Central bank stimulus provided market support, but possible changes loom ahead—the Fed might raise rates as early as December, and other central banks might taper their bond purchases in future months. Meanwhile, the U.S. continues to be swayed by other global factors, including increasing populism and anti-globalization. We’re watching the aftermath of the U.S. elections and the Italian constitutional referendum to see if themes that Brexit spotlighted—nationalism/isolationism, anti-immigration, anti-trade agreements, distrust of career politicians—shape future U.S. and European government leadership. We appreciate your continued trust in us during this potentially turbulent period.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2016
Portfolio at a Glance
Average Duration (effective)	5.4 years
Weighted Average Life	7.7 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	32.6%
U.S. Government Agency Mortgage-Backed Securities	23.4%
U.S. Treasury Securities	20.0%
Commercial Mortgage-Backed Securities	6.0%
Collateralized Mortgage Obligations	5.7%
Asset-Backed Securities	5.3%
Mutual Funds	4.4%
Sovereign Governments and Agencies	3.1%
Municipal Securities	1.8%
U.S. Government Agency Securities	1.1%
Temporary Cash Investments	3.8%
Other Assets and Liabilities	(7.2)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Expenses Paid During Period(1) 4/1/16 - 9/30/16	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,034.10	$3.21	0.63%
Investor Class (before waiver)	$1,000	$1,034.10(2)	$3.37	0.66%
Institutional Class (after waiver)	$1,000	$1,035.10	$2.19	0.43%
Institutional Class (before waiver)	$1,000	$1,035.10(2)	$2.35	0.46%
A Class (after waiver)	$1,000	$1,033.70	$4.49	0.88%
A Class (before waiver)	$1,000	$1,033.70(2)	$4.64	0.91%
C Class (after waiver)	$1,000	$1,028.90	$8.29	1.63%
C Class (before waiver)	$1,000	$1,028.90(2)	$8.44	1.66%
R Class (after waiver)	$1,000	$1,031.50	$5.75	1.13%
R Class (before waiver)	$1,000	$1,031.50(2)	$5.91	1.16%
Hypothetical
Investor Class (after waiver)	$1,000	$1,021.91	$3.19	0.63%
Investor Class (before waiver)	$1,000	$1,021.76	$3.35	0.66%
Institutional Class (after waiver)	$1,000	$1,022.91	$2.18	0.43%
Institutional Class (before waiver)	$1,000	$1,022.76	$2.33	0.46%
A Class (after waiver)	$1,000	$1,020.66	$4.46	0.88%
A Class (before waiver)	$1,000	$1,020.51	$4.61	0.91%
C Class (after waiver)	$1,000	$1,016.90	$8.24	1.63%
C Class (before waiver)	$1,000	$1,016.75	$8.39	1.66%
R Class (after waiver)	$1,000	$1,019.40	$5.72	1.13%
R Class (before waiver)	$1,000	$1,019.25	$5.87	1.16%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

5

Schedule of Investments

SEPTEMBER 30, 2016 (UNAUDITED)

		Principal Amount/ Shares	Value
CORPORATE BONDS — 32.6%
Aerospace and Defense — 0.3%
Boeing Co. (The), 2.20%, 10/30/22		$70,000	$71,212
Harris Corp., 2.70%, 4/27/20		30,000	30,588
Lockheed Martin Corp., 3.55%, 1/15/26		60,000	65,000
Lockheed Martin Corp., 3.80%, 3/1/45		90,000	92,375
United Technologies Corp., 6.05%, 6/1/36		95,000	127,373
			386,548
Auto Components — 0.3%
Schaeffler Finance BV, 4.25%, 5/15/21(1)		200,000	206,000
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		150,000	159,750
			365,750
Automobiles — 0.8%
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		60,000	63,002
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		100,000	118,192
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		270,000	308,220
General Motors Co., 5.00%, 4/1/35		60,000	62,402
General Motors Financial Co., Inc., 3.25%, 5/15/18		130,000	132,346
General Motors Financial Co., Inc., 3.10%, 1/15/19		140,000	142,776
General Motors Financial Co., Inc., 3.20%, 7/6/21		110,000	111,479
General Motors Financial Co., Inc., 5.25%, 3/1/26		150,000	164,569
			1,102,986
Banks — 4.2%
Bank of America Corp., 5.75%, 12/1/17		230,000	241,043
Bank of America Corp., MTN, 5.625%, 7/1/20		200,000	224,977
Bank of America Corp., MTN, 4.00%, 1/22/25		100,000	103,878
Bank of America N.A., 6.00%, 10/15/36		250,000	322,703
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	200,000	272,110
Barclays plc, 4.375%, 1/12/26		$200,000	207,318
Branch Banking & Trust Co., 3.625%, 9/16/25		43,000	46,201
Capital One Financial Corp., 4.20%, 10/29/25		120,000	125,502
Capital One N.A., 2.35%, 8/17/18		250,000	253,144
Citigroup, Inc., 1.75%, 5/1/18		350,000	350,630
Citigroup, Inc., 4.05%, 7/30/22		80,000	85,135
Citigroup, Inc., 4.45%, 9/29/27		400,000	419,784
Cooperatieve Rabobank UA, 3.95%, 11/9/22		250,000	262,447
Cooperatieve Rabobank UA, MTN, 3.75%, 11/9/20	EUR	100,000	127,590
Fifth Third Bancorp, 4.30%, 1/16/24		$80,000	86,402
HBOS plc, MTN, 6.75%, 5/21/18(1)		100,000	107,125
Huntington Bancshares, Inc., 2.30%, 1/14/22		140,000	139,667
JPMorgan Chase & Co., 4.625%, 5/10/21		230,000	254,886
JPMorgan Chase & Co., 3.875%, 9/10/24		200,000	211,027
JPMorgan Chase & Co., 3.125%, 1/23/25		250,000	255,936

6

		Principal Amount/ Shares	Value
JPMorgan Chase & Co., 4.95%, 6/1/45		$90,000	$101,305
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		50,000	54,709
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		50,000	53,054
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	200,000	221,016
SunTrust Bank, 3.30%, 5/15/26		$200,000	204,568
U.S. Bancorp, MTN, 3.60%, 9/11/24		70,000	75,140
U.S. Bank N.A., 2.80%, 1/27/25		250,000	258,565
Wells Fargo & Co., 3.00%, 4/22/26		170,000	171,922
Wells Fargo & Co., MTN, 4.10%, 6/3/26		300,000	318,863
Wells Fargo & Co., MTN, 4.65%, 11/4/44		115,000	121,564
Wells Fargo & Co., MTN, 4.40%, 6/14/46		40,000	40,928
			5,719,139
Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		50,000	52,778
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		160,000	171,673
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		240,000	289,040
Molson Coors Brewing Co., 3.00%, 7/15/26		60,000	60,579
			574,070
Biotechnology — 0.8%
AbbVie, Inc., 3.60%, 5/14/25		280,000	293,366
AbbVie, Inc., 4.45%, 5/14/46		20,000	21,028
Amgen, Inc., 4.66%, 6/15/51(1)		138,000	148,638
Biogen, Inc., 3.625%, 9/15/22		60,000	64,358
Celgene Corp., 3.25%, 8/15/22		200,000	210,212
Celgene Corp., 3.875%, 8/15/25		70,000	75,098
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	111,793
Gilead Sciences, Inc., 3.65%, 3/1/26		130,000	140,171
Gilead Sciences, Inc., 4.15%, 3/1/47		50,000	51,521
			1,116,185
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		100,000	106,750
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23		100,000	109,748
Jefferies Group LLC, 5.125%, 4/13/18		80,000	83,549
			193,297
Chemicals — 0.4%
Ecolab, Inc., 4.35%, 12/8/21		170,000	191,098
Hexion, Inc., 8.875%, 2/1/18		125,000	120,000
LyondellBasell Industries NV, 5.00%, 4/15/19		200,000	214,760
			525,858
Commercial Services and Supplies — 0.5%
Covanta Holding Corp., 5.875%, 3/1/24		250,000	251,875
Pitney Bowes, Inc., 4.625%, 3/15/24		80,000	83,210
Republic Services, Inc., 3.55%, 6/1/22		190,000	204,431
Waste Management, Inc., 4.75%, 6/30/20		70,000	77,869
			617,385
Communications Equipment — 0.1%
CommScope, Inc., 4.375%, 6/15/20(1)		180,000	185,850

7

	Principal Amount/ Shares	Value
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22	$140,000	$150,620
Consumer Finance — 1.1%
American Express Credit Corp., 2.60%, 9/14/20	40,000	41,189
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	257,253
CIT Group, Inc., 5.00%, 5/15/17	300,000	306,000
Discover Financial Services, 3.75%, 3/4/25	200,000	202,859
Equifax, Inc., 3.30%, 12/15/22	170,000	178,914
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	200,000	216,500
PNC Bank N.A., 6.00%, 12/7/17	200,000	210,443
Synchrony Financial, 2.60%, 1/15/19	100,000	101,227
		1,514,385
Containers and Packaging — 0.4%
Berry Plastics Corp., 5.125%, 7/15/23	200,000	204,375
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	163,000	170,539
WestRock RKT Co., 3.50%, 3/1/20	100,000	104,511
		479,425
Diversified Consumer Services — 0.1%
Catholic Health Initiatives, 2.95%, 11/1/22	100,000	101,349
Diversified Financial Services — 2.0%
Ally Financial, Inc., 3.60%, 5/21/18	250,000	254,375
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	202,000	207,607
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	310,000	317,256
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	230,000	267,308
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	100,000	107,606
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	300,000	316,497
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	60,000	76,780
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	40,000	43,895
HSBC Holdings plc, 2.95%, 5/25/21	200,000	202,998
Morgan Stanley, 5.00%, 11/24/25	360,000	402,631
Morgan Stanley, MTN, 5.625%, 9/23/19	260,000	288,117
Morgan Stanley, MTN, 3.70%, 10/23/24	60,000	63,410
S&P Global, Inc., 3.30%, 8/14/20	50,000	52,536
UBS Group Funding Jersey Ltd., 2.65%, 2/1/22(1)	200,000	199,848
		2,800,864
Diversified Telecommunication Services — 1.7%
AT&T, Inc., 3.875%, 8/15/21	180,000	194,529
AT&T, Inc., 3.60%, 2/17/23	80,000	84,470
AT&T, Inc., 4.45%, 4/1/24	70,000	77,098
AT&T, Inc., 3.40%, 5/15/25	260,000	267,762
AT&T, Inc., 6.55%, 2/15/39	70,000	89,613
AT&T, Inc., 4.30%, 12/15/42	60,000	59,554
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	100,000	108,500
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(1)	110,000	110,427
Frontier Communications Corp., 8.50%, 4/15/20	200,000	217,000

8

	Principal Amount/ Shares	Value
Frontier Communications Corp., 11.00%, 9/15/25	$80,000	$83,700
Orange SA, 4.125%, 9/14/21	100,000	110,906
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	113,675
Verizon Communications, Inc., 5.15%, 9/15/23	100,000	116,560
Verizon Communications, Inc., 5.05%, 3/15/34	350,000	395,272
Verizon Communications, Inc., 4.75%, 11/1/41	60,000	65,328
Verizon Communications, Inc., 4.86%, 8/21/46	150,000	169,133
Verizon Communications, Inc., 5.01%, 8/21/54	77,000	85,643
		2,349,170
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(1)	40,000	40,800
Electronic Equipment, Instruments and Components†
Avnet, Inc., 4.625%, 4/15/26	20,000	20,757
Energy Equipment and Services — 0.1%
Ensco plc, 5.20%, 3/15/25	50,000	36,692
Halliburton Co., 3.80%, 11/15/25	80,000	82,913
		119,605
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp., 3.375%, 10/15/26	130,000	132,122
Boston Properties LP, 3.65%, 2/1/26	40,000	42,413
Crown Castle International Corp., 5.25%, 1/15/23	200,000	227,218
DDR Corp., 4.75%, 4/15/18	240,000	249,248
Essex Portfolio LP, 3.625%, 8/15/22	170,000	178,774
Essex Portfolio LP, 3.25%, 5/1/23	50,000	51,352
Hospitality Properties Trust, 4.65%, 3/15/24	180,000	185,327
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	101,474
Kimco Realty Corp., 2.80%, 10/1/26	90,000	89,479
Welltower, Inc., 3.75%, 3/15/23	60,000	63,123
		1,320,530
Food and Staples Retailing — 0.5%
CVS Health Corp., 3.50%, 7/20/22	70,000	75,029
CVS Health Corp., 5.125%, 7/20/45	90,000	110,175
Dollar General Corp., 4.125%, 7/15/17	100,000	102,276
Dollar General Corp., 3.25%, 4/15/23	100,000	103,420
Koninklijke Ahold Delhaize NV, 5.70%, 10/1/40	40,000	48,692
Kroger Co. (The), 3.875%, 10/15/46(2)	100,000	101,344
Sysco Corp., 3.30%, 7/15/26	40,000	41,576
Target Corp., 2.50%, 4/15/26	80,000	81,793
Wal-Mart Stores, Inc., 4.30%, 4/22/44	50,000	59,037
		723,342
Food Products — 0.3%
Kraft Heinz Foods Co., 5.00%, 6/4/42	110,000	127,167
Kraft Heinz Foods Co., 5.20%, 7/15/45	50,000	59,512
Kraft Heinz Foods Co., 4.375%, 6/1/46	80,000	85,218
Tyson Foods, Inc., 4.50%, 6/15/22	70,000	77,823
		349,720

9

	Principal Amount/ Shares	Value
Gas Utilities — 1.8%
Enbridge Energy Partners LP, 6.50%, 4/15/18	$60,000	$63,676
Enbridge Energy Partners LP, 5.20%, 3/15/20	70,000	75,080
Enbridge, Inc., 4.50%, 6/10/44	85,000	79,201
Energy Transfer Equity LP, 7.50%, 10/15/20	180,000	198,450
Energy Transfer Partners LP, 3.60%, 2/1/23	40,000	39,438
Energy Transfer Partners LP, 6.50%, 2/1/42	140,000	146,772
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	156,849
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	100,000	105,676
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	160,000	179,780
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	64,798
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	140,663
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	112,075
MPLX LP, 4.875%, 6/1/25	100,000	103,561
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	162,399
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	230,000	230,325
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	40,000	40,895
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	120,000	116,550
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	100,000	107,000
Williams Cos., Inc. (The), 3.70%, 1/15/23	40,000	39,000
Williams Cos., Inc. (The), 5.75%, 6/24/44	50,000	51,750
Williams Partners LP, 4.125%, 11/15/20	280,000	291,294
		2,505,232
Health Care Equipment and Supplies — 0.5%
Becton Dickinson and Co., 3.73%, 12/15/24	120,000	130,437
Mallinckrodt International Finance SA, 3.50%, 4/15/18	250,000	250,937
Medtronic, Inc., 3.50%, 3/15/25	150,000	161,800
Medtronic, Inc., 4.375%, 3/15/35	50,000	56,884
St. Jude Medical, Inc., 2.00%, 9/15/18	40,000	40,438
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	50,000	53,239
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	50,000	49,943
		743,678
Health Care Providers and Services — 1.5%
Aetna, Inc., 2.75%, 11/15/22	60,000	61,609
Aetna, Inc., 4.375%, 6/15/46	60,000	63,255
Ascension Health, 3.95%, 11/15/46	20,000	21,947
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	61,000	61,616
DaVita, Inc., 5.75%, 8/15/22	280,000	294,350
DaVita, Inc., 5.125%, 7/15/24	200,000	204,375
Express Scripts Holding Co., 4.50%, 2/25/26	100,000	109,955
Express Scripts Holding Co., 3.40%, 3/1/27	30,000	30,255
HCA, Inc., 3.75%, 3/15/19	260,000	268,775
HCA, Inc., 5.375%, 2/1/25	100,000	103,375
HCA, Inc., 7.69%, 6/15/25	50,000	56,445
Mylan NV, 3.95%, 6/15/26(1)	50,000	50,504

10

		Principal Amount/ Shares	Value
NYU Hospitals Center, 4.43%, 7/1/42		$100,000	$107,572
Tenet Healthcare Corp., 6.25%, 11/1/18		280,000	300,300
UnitedHealth Group, Inc., 2.875%, 12/15/21		80,000	84,371
UnitedHealth Group, Inc., 3.75%, 7/15/25		90,000	99,004
Universal Health Services, Inc., 4.75%, 8/1/22(1)		100,000	103,500
			2,021,208
Hotels, Restaurants and Leisure — 0.4%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		100,000	104,250
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)		170,000	174,250
McDonald's Corp., MTN, 3.375%, 5/26/25		40,000	42,235
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		100,000	109,250
Wyndham Worldwide Corp., 2.95%, 3/1/17		150,000	150,697
			580,682
Household Durables — 1.1%
D.R. Horton, Inc., 3.625%, 2/15/18		280,000	287,350
Lennar Corp., 4.75%, 12/15/17		300,000	309,000
Lennar Corp., 4.75%, 5/30/25		10,000	10,250
M.D.C. Holdings, Inc., 5.50%, 1/15/24		200,000	210,000
Newell Brands, Inc., 4.20%, 4/1/26		100,000	109,102
Newell Brands, Inc., 5.50%, 4/1/46		40,000	48,757
Toll Brothers Finance Corp., 4.00%, 12/31/18		250,000	259,688
Toll Brothers Finance Corp., 6.75%, 11/1/19		90,000	101,700
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		200,000	209,500
			1,545,347
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25		140,000	151,900
Industrial Conglomerates — 0.2%
General Electric Co., 4.125%, 10/9/42		100,000	109,985
General Electric Co., MTN, 5.625%, 9/15/17		50,000	52,142
General Electric Co., MTN, 4.65%, 10/17/21		72,000	82,093
			244,220
Insurance — 1.7%
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	100,000	130,797
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$120,000	129,075
American International Group, Inc., 4.125%, 2/15/24		150,000	161,966
Berkshire Hathaway, Inc., 2.75%, 3/15/23		60,000	62,433
Berkshire Hathaway, Inc., 4.50%, 2/11/43		40,000	46,616
Chubb INA Holdings, Inc., 3.15%, 3/15/25		60,000	63,512
Chubb INA Holdings, Inc., 3.35%, 5/3/26		40,000	42,909
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	100,000	112,133
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16		$110,000	110,117
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		60,000	71,950
International Lease Finance Corp., 8.75%, 3/15/17		50,000	51,494
International Lease Finance Corp., 3.875%, 4/15/18		100,000	102,625

11

	Principal Amount/ Shares	Value
International Lease Finance Corp., 6.25%, 5/15/19	$100,000	$108,625
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)	110,000	122,905
Lincoln National Corp., 6.25%, 2/15/20	50,000	56,317
Markel Corp., 4.90%, 7/1/22	212,000	235,209
Markel Corp., 3.625%, 3/30/23	50,000	51,806
MetLife, Inc., 3.60%, 11/13/25	100,000	105,673
MetLife, Inc., 4.125%, 8/13/42	110,000	109,993
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	110,000	123,593
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	45,000	54,159
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	90,000	106,387
Travelers Cos., Inc. (The), 3.75%, 5/15/46	30,000	31,873
Voya Financial, Inc., 5.70%, 7/15/43	90,000	101,368
WR Berkley Corp., 4.625%, 3/15/22	100,000	109,840
		2,403,375
Internet Software and Services — 0.1%
Netflix, Inc., 5.375%, 2/1/21	90,000	98,325
IT Services — 0.3%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	160,000	158,673
First Data Corp., 5.00%, 1/15/24(1)	100,000	101,875
Xerox Corp., 2.95%, 3/15/17	90,000	90,542
		351,090
Machinery — 0.2%
Oshkosh Corp., 5.375%, 3/1/22	250,000	264,375
Media — 1.9%
21st Century Fox America, Inc., 6.90%, 8/15/39	70,000	94,490
CBS Corp., 4.85%, 7/1/42	90,000	94,618
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	100,000	104,750
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25(1)	290,000	320,719
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45(1)	30,000	36,490
Comcast Corp., 3.15%, 3/1/26	50,000	52,975
Comcast Corp., 4.40%, 8/15/35	50,000	56,856
Comcast Corp., 6.40%, 5/15/38	80,000	111,750
Comcast Corp., 4.75%, 3/1/44	60,000	70,854
Discovery Communications LLC, 5.625%, 8/15/19	200,000	219,314
Discovery Communications LLC, 4.90%, 3/11/26	70,000	76,239
DISH DBS Corp., 4.625%, 7/15/17	110,000	112,200
NBCUniversal Media LLC, 4.375%, 4/1/21	170,000	189,287
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	100,000	103,625
Omnicom Group, Inc., 3.60%, 4/15/26	100,000	105,962
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	100,000	106,875
TEGNA, Inc., 5.125%, 7/15/20	130,000	134,387
Time Warner Cable LLC, 5.50%, 9/1/41	40,000	42,934
Time Warner Cable LLC, 4.50%, 9/15/42	50,000	48,002
Time Warner, Inc., 3.60%, 7/15/25	190,000	202,592

12

	Principal Amount/ Shares	Value
Viacom, Inc., 3.125%, 6/15/22	$50,000	$50,313
Viacom, Inc., 4.25%, 9/1/23	140,000	149,358
Virgin Media Secured Finance plc, 5.375%, 4/15/21(1)	90,000	94,163
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	50,000	56,708
		2,635,461
Metals and Mining — 0.2%
Barrick Gold Corp., 4.10%, 5/1/23	26,000	28,166
Barrick North America Finance LLC, 5.75%, 5/1/43	20,000	23,591
Freeport-McMoRan, Inc., 3.875%, 3/15/23	65,000	59,150
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	130,000	137,645
Southern Copper Corp., 5.25%, 11/8/42	70,000	66,677
		315,229
Multi-Utilities — 1.8%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	130,000	138,125
Calpine Corp., 5.75%, 1/15/25	100,000	99,000
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	120,000	122,629
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	110,000	116,669
Constellation Energy Group, Inc., 5.15%, 12/1/20	130,000	144,692
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	129,453
Dominion Resources, Inc., 2.75%, 9/15/22	130,000	133,270
DPL, Inc., 6.50%, 10/15/16	18,000	18,027
Duke Energy Corp., 3.55%, 9/15/21	80,000	85,671
Duke Energy Corp., 2.65%, 9/1/26	50,000	49,222
Duke Energy Florida LLC, 6.35%, 9/15/37	70,000	98,736
Edison International, 3.75%, 9/15/17	100,000	102,218
Exelon Corp., 4.45%, 4/15/46	40,000	43,260
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	83,997
FirstEnergy Corp., 2.75%, 3/15/18	90,000	91,075
FirstEnergy Corp., 4.25%, 3/15/23	100,000	106,232
Florida Power & Light Co., 4.125%, 2/1/42	50,000	56,384
Georgia Power Co., 4.30%, 3/15/42	70,000	76,615
IPALCO Enterprises, Inc., 5.00%, 5/1/18	100,000	104,750
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	80,000	79,626
NiSource Finance Corp., 5.65%, 2/1/45	80,000	101,950
NRG Energy, Inc., 7.625%, 1/15/18	90,000	96,300
Progress Energy, Inc., 3.15%, 4/1/22	80,000	83,903
Sempra Energy, 2.875%, 10/1/22	130,000	134,582
Southern Power Co., 5.15%, 9/15/41	40,000	43,588
Xcel Energy, Inc., 4.80%, 9/15/41	60,000	70,384
		2,410,358
Oil, Gas and Consumable Fuels — 1.8%
Anadarko Petroleum Corp., 5.55%, 3/15/26	30,000	34,144
Anadarko Petroleum Corp., 6.45%, 9/15/36	80,000	93,913
Apache Corp., 4.75%, 4/15/43	40,000	41,286
BP Capital Markets plc, 4.50%, 10/1/20	80,000	88,006
Cimarex Energy Co., 4.375%, 6/1/24	150,000	156,991

13

	Principal Amount/ Shares	Value
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	$70,000	$75,864
Concho Resources, Inc., 6.50%, 1/15/22	40,000	41,600
Concho Resources, Inc., 5.50%, 4/1/23	50,000	51,812
ConocoPhillips Holding Co., 6.95%, 4/15/29	110,000	140,289
Continental Resources, Inc., 5.00%, 9/15/22	30,000	30,000
Continental Resources, Inc., 3.80%, 6/1/24	70,000	64,400
Ecopetrol SA, 4.125%, 1/16/25	40,000	38,938
Exxon Mobil Corp., 3.04%, 3/1/26	100,000	104,826
Hess Corp., 6.00%, 1/15/40	90,000	92,438
Marathon Oil Corp., 3.85%, 6/1/25	50,000	47,595
Newfield Exploration Co., 5.75%, 1/30/22	200,000	207,500
Noble Energy, Inc., 4.15%, 12/15/21	220,000	234,207
Petroleos Mexicanos, 6.00%, 3/5/20	105,000	113,662
Petroleos Mexicanos, 4.875%, 1/24/22	50,000	51,000
Petroleos Mexicanos, 6.625%, 6/15/35	100,000	102,285
Petroleos Mexicanos, 6.50%, 6/2/41	70,000	68,425
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	69,752
Phillips 66, 4.30%, 4/1/22	60,000	66,041
Phillips 66, 4.65%, 11/15/34	30,000	32,626
Shell International Finance BV, 3.25%, 5/11/25	100,000	105,528
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	200,000	203,701
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	80,000	83,250
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	50,000	50,875
Whiting Petroleum Corp., 5.75%, 3/15/21	50,000	47,000
		2,537,954
Paper and Forest Products — 0.3%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	260,000	294,302
International Paper Co., 6.00%, 11/15/41	30,000	35,672
International Paper Co., 4.40%, 8/15/47	100,000	100,483
		430,457
Pharmaceuticals — 0.5%
Actavis Funding SCS, 3.85%, 6/15/24	140,000	149,123
Actavis Funding SCS, 4.55%, 3/15/35	20,000	21,351
Actavis, Inc., 1.875%, 10/1/17	110,000	110,404
Actavis, Inc., 3.25%, 10/1/22	60,000	62,278
Actavis, Inc., 4.625%, 10/1/42	70,000	75,027
Baxalta, Inc., 2.00%, 6/22/18	70,000	70,200
Baxalta, Inc., 4.00%, 6/23/25	100,000	106,636
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	70,000	70,275
		665,294
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	120,941
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	120,000	136,834
CSX Corp., 4.25%, 6/1/21	150,000	165,538

14

	Principal Amount/ Shares	Value
Norfolk Southern Corp., 5.75%, 4/1/18	$110,000	$117,275
Norfolk Southern Corp., 3.25%, 12/1/21	130,000	138,242
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(1)	50,000	50,988
		729,818
Semiconductors and Semiconductor Equipment — 0.2%
Lam Research Corp., 3.90%, 6/15/26	70,000	73,076
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	200,000	210,000
		283,076
Software — 0.5%
Activision Blizzard, Inc., 2.30%, 9/15/21(1)	80,000	80,295
Activision Blizzard, Inc., 5.625%, 9/15/21(1)	140,000	146,077
Microsoft Corp., 2.70%, 2/12/25	70,000	72,589
Microsoft Corp., 3.125%, 11/3/25	40,000	42,625
Oracle Corp., 5.75%, 4/15/18	100,000	107,000
Oracle Corp., 4.00%, 7/15/46	60,000	62,328
Tencent Holdings Ltd., 3.80%, 2/11/25(1)	200,000	213,961
		724,875
Specialty Retail — 0.6%
Hertz Corp. (The), 6.75%, 4/15/19	108,000	110,510
Home Depot, Inc. (The), 3.35%, 9/15/25	40,000	43,428
Home Depot, Inc. (The), 5.95%, 4/1/41	170,000	234,820
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	100,000	108,125
United Rentals North America, Inc., 4.625%, 7/15/23	150,000	154,313
United Rentals North America, Inc., 5.75%, 11/15/24	150,000	156,375
		807,571
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc., 2.85%, 5/6/21	90,000	94,913
Apple, Inc., 2.50%, 2/9/25	130,000	131,811
Apple, Inc., 4.65%, 2/23/46	20,000	23,197
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(1)	170,000	186,817
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(1)	270,000	283,568
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(1)	60,000	64,189
Seagate HDD Cayman, 4.75%, 6/1/23	130,000	128,781
Seagate HDD Cayman, 4.75%, 1/1/25	20,000	18,912
		932,188
Textiles, Apparel and Luxury Goods — 0.1%
PVH Corp., 4.50%, 12/15/22	140,000	146,650
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 3.125%, 7/16/22	110,000	112,930
Sprint Communications, Inc., 6.00%, 12/1/16	285,000	286,781
		399,711
TOTAL CORPORATE BONDS (Cost $42,971,291)		44,792,459

15

	Principal Amount/ Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 23.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.0%
FHLMC, VRN, 1.78%, 10/15/16	$122,851	$126,144
FHLMC, VRN, 1.92%, 10/15/16	138,453	142,196
FHLMC, VRN, 1.98%, 10/15/16	123,453	127,693
FHLMC, VRN, 2.32%, 10/15/16	415,676	426,966
FHLMC, VRN, 2.87%, 10/15/16	159,287	168,596
FHLMC, VRN, 3.01%, 10/15/16	48,409	50,880
FHLMC, VRN, 3.14%, 10/15/16	151,328	159,163
FHLMC, VRN, 3.67%, 10/15/16	221,562	232,480
FHLMC, VRN, 4.06%, 10/15/16	133,989	140,758
FHLMC, VRN, 4.77%, 10/15/16	54,569	56,968
FHLMC, VRN, 5.72%, 10/15/16	214,173	224,594
FHLMC, VRN, 5.97%, 10/15/16	145,054	151,578
FNMA, VRN, 2.44%, 10/25/16	106,855	111,213
FNMA, VRN, 2.57%, 10/25/16	59,868	63,123
FNMA, VRN, 3.62%, 10/25/16	213,118	225,042
FNMA, VRN, 3.93%, 10/25/16	161,462	169,858
FNMA, VRN, 4.78%, 10/25/16	125,217	132,364
		2,709,616
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 21.4%
FHLMC, 4.50%, 6/1/21	19,730	20,644
FHLMC, 5.50%, 1/1/38	11,129	12,571
FHLMC, 5.50%, 4/1/38	69,788	79,134
FHLMC, 3.00%, 2/1/43	729,198	759,659
FHLMC, 6.50%, 7/1/47	701	778
FNMA, 3.00%, 10/13/16(4)	1,500,000	1,559,648
FNMA, 3.50%, 10/13/16(4)	2,000,000	2,110,781
FNMA, 4.00%, 10/13/16(4)	3,450,000	3,705,650
FNMA, 4.50%, 11/14/16(4)	500,000	547,066
FNMA, 5.00%, 7/1/20	44,916	47,417
FNMA, 5.00%, 7/1/31	635,170	707,622
FNMA, 4.50%, 10/1/33	285,610	314,389
FNMA, 5.00%, 11/1/33	613,668	689,783
FNMA, 6.00%, 12/1/33	430,898	499,775
FNMA, 5.50%, 4/1/34	154,337	175,608
FNMA, 5.50%, 4/1/34	468,212	532,734
FNMA, 5.00%, 8/1/34	76,866	85,770
FNMA, 5.50%, 8/1/34	156,302	177,964
FNMA, 5.00%, 4/1/35	384,039	429,496
FNMA, 5.00%, 8/1/35	26,481	29,459
FNMA, 4.50%, 9/1/35	30,225	33,159
FNMA, 5.50%, 7/1/36	19,535	22,174
FNMA, 5.50%, 12/1/36	44,376	50,203
FNMA, 6.00%, 7/1/37	97,358	112,735
FNMA, 6.00%, 8/1/37	60,143	69,800
FNMA, 6.50%, 8/1/37	15,997	18,008

16

	Principal Amount/ Shares	Value
FNMA, 6.00%, 9/1/37	$80,935	$92,916
FNMA, 6.00%, 11/1/37	98,658	114,462
FNMA, 5.00%, 3/1/38	155,387	172,515
FNMA, 6.50%, 9/1/38	150,435	182,557
FNMA, 5.50%, 1/1/39	182,382	206,206
FNMA, 5.00%, 2/1/39	351,143	395,548
FNMA, 4.50%, 4/1/39	119,545	133,380
FNMA, 4.50%, 5/1/39	298,817	333,700
FNMA, 6.50%, 5/1/39	5,300	6,134
FNMA, 4.50%, 10/1/39	489,853	546,586
FNMA, 4.00%, 10/1/40	509,049	560,841
FNMA, 4.50%, 11/1/40	439,119	486,443
FNMA, 4.00%, 8/1/41	704,802	768,953
FNMA, 4.50%, 9/1/41	423,725	464,984
FNMA, 3.50%, 5/1/42	604,716	643,484
FNMA, 3.50%, 6/1/42	674,352	719,812
FNMA, 3.50%, 9/1/42	573,871	609,934
FNMA, 3.50%, 5/1/45	1,491,930	1,584,461
FNMA, 3.50%, 5/1/46	1,230,731	1,300,585
FNMA, 6.50%, 8/1/47	1,969	2,202
FNMA, 6.50%, 9/1/47	4,219	4,724
FNMA, 6.50%, 9/1/47	210	235
FNMA, 6.50%, 9/1/47	2,308	2,583
FNMA, 6.50%, 9/1/47	616	689
GNMA, 2.50%, 10/20/16(4)	600,000	610,204
GNMA, 3.00%, 10/20/16(4)	650,000	681,078
GNMA, 4.00%, 10/20/16(4)	1,250,000	1,339,795
GNMA, 5.50%, 12/15/32	162,552	186,198
GNMA, 6.00%, 9/20/38	51,105	58,596
GNMA, 5.50%, 12/20/38	126,662	141,713
GNMA, 4.50%, 6/15/39	645,110	719,703
GNMA, 4.50%, 1/15/40	344,530	381,241
GNMA, 4.50%, 4/15/40	433,511	484,303
GNMA, 4.00%, 11/20/40	959,342	1,032,879
GNMA, 3.50%, 6/20/42	984,770	1,050,034
GNMA, 2.50%, 7/20/46	646,011	657,719
		29,469,424
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $31,423,461)		32,179,040
U.S. TREASURY SECURITIES — 20.0%
U.S. Treasury Bonds, 3.50%, 2/15/39	300,000	372,475
U.S. Treasury Bonds, 4.625%, 2/15/40	500,000	723,232
U.S. Treasury Bonds, 2.875%, 5/15/43	250,000	279,234
U.S. Treasury Bonds, 3.75%, 11/15/43	600,000	783,293
U.S. Treasury Bonds, 3.125%, 8/15/44(5)	2,050,000	2,400,583
U.S. Treasury Bonds, 3.00%, 11/15/44	1,150,000	1,315,717
U.S. Treasury Bonds, 2.50%, 2/15/45	800,000	829,531

17

	Principal Amount/ Shares	Value
U.S. Treasury Bonds, 3.00%, 5/15/45	$350,000	$400,381
U.S. Treasury Notes, VRN, 0.30%, 10/4/16	200	200
U.S. Treasury Notes, 0.875%, 2/28/17	800,000	801,730
U.S. Treasury Notes, 0.75%, 10/31/17	800,000	800,578
U.S. Treasury Notes, 1.00%, 5/15/18	1,000,000	1,004,082
U.S. Treasury Notes, 1.375%, 7/31/18	900,000	909,931
U.S. Treasury Notes, 1.25%, 11/15/18	1,000,000	1,009,238
U.S. Treasury Notes, 1.50%, 2/28/19	4,200,000	4,265,953
U.S. Treasury Notes, 1.625%, 7/31/19	400,000	408,344
U.S. Treasury Notes, 1.75%, 9/30/19	700,000	717,514
U.S. Treasury Notes, 1.50%, 11/30/19	1,300,000	1,322,776
U.S. Treasury Notes, 1.25%, 1/31/20	2,300,000	2,321,383
U.S. Treasury Notes, 1.50%, 5/31/20	1,600,000	1,627,750
U.S. Treasury Notes, 1.625%, 6/30/20	700,000	715,408
U.S. Treasury Notes, 1.375%, 10/31/20	100,000	101,180
U.S. Treasury Notes, 2.00%, 11/30/20	700,000	725,731
U.S. Treasury Notes, 1.125%, 2/28/21	300,000	300,240
U.S. Treasury Notes, 1.375%, 5/31/21	1,600,000	1,617,750
U.S. Treasury Notes, 2.00%, 2/15/22	600,000	623,801
U.S. Treasury Notes, 1.375%, 8/31/23	1,100,000	1,096,993
TOTAL U.S. TREASURY SECURITIES (Cost $26,629,503)		27,475,028
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 6.0%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	450,000	471,786
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	400,000	426,644
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.33%, 10/15/16(1)	400,000	396,240
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.86%, 10/1/16	370,000	418,587
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/1/16	400,000	442,769
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 10/1/16	450,000	504,402
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 10/1/16	625,000	686,908
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 10/1/16	400,000	427,312
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	150,000	151,839
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	350,000	367,129
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	250,000	260,782
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, 3.76%, 5/10/49	325,000	351,790
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 10/1/16(1)	525,000	530,247
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/16(1)	350,000	368,298

18

	Principal Amount/ Shares	Value
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS SEQ, 4.00%, 8/15/47	$300,000	$326,957
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/16	320,000	349,745
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.14%, 10/1/16	260,000	283,445
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.47%, 10/15/16(1)	500,000	495,462
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS SEQ, 3.06%, 8/15/49	400,000	409,234
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 10/1/16	275,000	284,638
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/16(1)	325,000	336,474
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,007,765)		8,290,688
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 5.7%
Private Sponsor Collateralized Mortgage Obligations — 4.8%
Alternative Loan Trust, Series 2003-20CB, Class 1A1 SEQ, 5.50%, 10/25/33	105,806	106,760
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	166,784	172,016
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.95%, 10/1/16	143,346	143,213
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.58%, 10/1/16	281,194	275,668
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.65%, 10/1/16	88,407	85,658
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 10/1/16	304,382	298,630
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	170,826	174,778
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	2,688	2,682
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.46%, 10/1/16	204,526	197,017
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.73%, 10/1/16	131,617	129,408
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.86%, 10/1/16	143,462	138,736
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.76%, 10/1/16	218,421	192,666
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.92%, 10/1/16	242,366	247,100
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.14%, 10/1/16	128,078	127,258
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.16%, 10/1/16	461,799	441,902
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 6.94%, 10/1/16	52,907	55,269
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.04%, 10/1/16	139,452	142,696
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.70%, 10/25/16	284,878	279,678
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/16	70,418	71,073

19

	Principal Amount/ Shares	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.89%, 10/1/16	$164,291	$163,623
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.62%, 10/1/16	191,456	194,430
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.75%, 10/1/16	175,002	175,277
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	62,675	61,887
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 2.99%, 10/1/16	100,815	100,974
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	294,529	294,518
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.01%, 10/1/16	180,080	173,326
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 3.02%, 10/1/16	195,809	192,411
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.92%, 10/1/16	234,290	221,339
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.06%, 10/1/16	124,167	115,368
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.23%, 10/1/16	295,385	274,504
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.25%, 10/1/16	128,907	120,757
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.16%, 10/1/16	260,701	246,101
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	236,787	235,766
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	295,919	298,784
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	53,634	55,166
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	99,297	103,091
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	116,939	119,744
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.32%, 10/1/16	120,608	117,810
		6,547,084
U.S. Government Agency Collateralized Mortgage Obligations — 0.9%
FHLMC, Series 3397, Class GF, VRN, 1.02%, 10/15/16	160,225	160,538
FNMA, Series 2006-43, Class FM, VRN, 0.83%, 10/25/16	51,666	51,526
FNMA, Series 2007-36, Class FB, VRN, 0.93%, 10/25/16	264,381	264,484
FNMA, Series 2016-C03, Class 2M2, VRN, 6.43%, 10/25/16	200,000	218,564
FNMA, Series 2016-C04, Class 1M2, VRN, 4.78%, 10/25/16	310,000	319,167
FNMA, Series 2016-C05, Class 2M2, VRN, 4.98%, 10/25/16	230,000	237,908
		1,252,187
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,726,945)		7,799,271

20

	Principal Amount/ Shares	Value
ASSET-BACKED SECURITIES(3) — 5.3%
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.53%, 10/17/16(1)	$639,749	$638,167
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(1)	500,000	502,806
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(1)	250,000	250,237
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	250,000	253,922
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.44%, 10/22/16(1)	205,884	206,327
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	37,921	37,859
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	315,883	316,664
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	325,000	325,875
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(1)	750,000	751,129
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 1.07%, 10/11/16(1)	92,707	92,706
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 1.62%, 10/11/16(1)	275,000	278,004
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	64,182	63,963
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	242,365	240,671
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.53%, 10/17/16(1)	170,851	170,511
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.71%, 10/17/16(1)	598,646	599,376
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	177,155	176,911
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	180,131	181,296
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	247,295	246,369
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	139,303	139,733
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	221,187	220,115
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	115,107	115,689
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	365,546	372,082
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	383,882	384,232
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.85%, 10/17/16	147,617	147,674
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	87,154	92,492
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(1)	68,305	68,298
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	425,000	426,662
TOTAL ASSET-BACKED SECURITIES (Cost $7,258,706)		7,299,770

21

		Principal Amount/ Shares	Value
MUTUAL FUNDS(6) — 4.4%
Emerging Markets Debt Fund R6 Class (Cost $5,766,376)		583,054	$6,040,437
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.1%
Brazil — 0.1%
Brazilian Government International Bond, 4.875%, 1/22/21		$190,000	203,300
Chile — 0.1%
Chile Government International Bond, 3.625%, 10/30/42		100,000	106,875
Colombia — 0.6%
Colombia Government International Bond, 4.375%, 7/12/21		330,000	358,215
Colombia Government International Bond, 7.375%, 9/18/37		350,000	472,528
			830,743
Italy — 0.1%
Italy Government International Bond, 6.875%, 9/27/23		80,000	100,475
Mexico — 0.4%
Mexico Government International Bond, MTN, 5.95%, 3/19/19		250,000	277,812
Mexico Government International Bond, 6.05%, 1/11/40		100,000	122,625
Mexico Government International Bond, MTN, 4.75%, 3/8/44		130,000	135,525
			535,962
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50		90,000	119,475
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21		100,000	108,757
Philippine Government International Bond, 6.375%, 10/23/34		100,000	145,598
			254,355
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		60,000	67,918
Poland Government International Bond, 3.00%, 3/17/23		100,000	104,184
			172,102
Portugal — 1.1%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(1)	EUR	1,430,000	1,572,275
South Africa — 0.1%
South Africa Government International Bond, 4.67%, 1/17/24		$100,000	105,882
Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23		200,000	188,466
Uruguay — 0.1%
Uruguay Government International Bond, 4.125%, 11/20/45		80,000	75,400
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $4,099,149)			4,265,310
MUNICIPAL SECURITIES — 1.8%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		180,000	266,830
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39		50,000	70,509
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39		10,000	13,349

22

	Principal Amount/ Shares	Value
Maryland State Transportation Authority Rev., 5.75%, 7/1/41	$50,000	$66,479
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	80,000	115,310
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	50,000	72,658
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	63,956
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	61,131
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	95,958
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	65,000	88,600
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	75,000	93,871
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40	175,000	224,467
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	150,000	198,585
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	85,000	109,595
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	50,000	66,084
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	35,000	54,361
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	100,000	130,142
State of California GO, 6.65%, 3/1/22	40,000	49,287
State of California GO, 7.55%, 4/1/39	130,000	208,179
State of California GO, 7.30%, 10/1/39	10,000	15,276
State of California GO, 7.60%, 11/1/40	25,000	40,789
State of Illinois GO, 5.88%, 3/1/19	55,000	59,522
State of Illinois GO, 5.10%, 6/1/33	40,000	38,620
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	45,000	54,520
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	40,000	54,918
State of Washington GO, 5.14%, 8/1/40	90,000	119,665
TOTAL MUNICIPAL SECURITIES (Cost $1,846,233)		2,432,661
U.S. GOVERNMENT AGENCY SECURITIES — 1.1%
FNMA, 2.125%, 4/24/26	150,000	152,771
FNMA, 6.625%, 11/15/30	900,000	1,373,181
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,310,351)		1,525,952
TEMPORARY CASH INVESTMENTS — 3.8%
Credit Agricole Corporate and Investment Bank, 0.29%, 10/3/16(7)	5,290,000	5,289,841
State Street Institutional U.S. Government Money Market Fund, Premier Class	302	302
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,290,216)		5,290,143
TOTAL INVESTMENT SECURITIES — 107.2% (Cost $142,329,996)		147,390,759
OTHER ASSETS AND LIABILITIES(8) — (7.2)%		(9,960,961)
TOTAL NET ASSETS — 100.0%		$137,429,798

23

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	717,334	USD	548,753	UBS AG	12/21/16	$(699)
BRL	913,393	USD	266,257	UBS AG	12/21/16	8,301
USD	686,551	CAD	885,111	JPMorgan Chase Bank N.A.	12/21/16	11,513
USD	157,082	CAD	207,474	JPMorgan Chase Bank N.A.	12/21/16	(1,150)
USD	134,726	CAD	178,064	JPMorgan Chase Bank N.A.	12/21/16	(1,077)
USD	414,225	CHF	399,503	JPMorgan Chase Bank N.A.	12/21/16	1,042
USD	546,839	CLP	365,397,641	UBS AG	12/21/16	(5,215)
COP	1,185,062,471	USD	406,958	UBS AG	12/21/16	(1,371)
EUR	65,284	USD	73,151	JPMorgan Chase Bank N.A.	12/21/16	451
EUR	181,536	USD	203,613	JPMorgan Chase Bank N.A.	12/21/16	1,053
EUR	290,036	USD	326,723	JPMorgan Chase Bank N.A.	12/21/16	266
EUR	111,262	USD	125,382	JPMorgan Chase Bank N.A.	12/21/16	57
USD	3,037,458	EUR	2,691,839	JPMorgan Chase Bank N.A.	12/21/16	2,655
GBP	675,185	USD	876,685	UBS AG	12/21/16	(130)
USD	1,202,088	GBP	900,117	UBS AG	12/21/16	33,517
IDR	7,234,654,242	USD	549,328	UBS AG	12/21/16	1,179
IDR	1,670,928,506	USD	127,864	UBS AG	12/21/16	(718)
USD	273,898	ILS	1,026,789	JPMorgan Chase Bank N.A.	12/21/16	(647)
USD	276,027	ILS	1,034,494	UBS AG	12/21/16	(578)
INR	27,502,999	USD	409,301	UBS AG	12/21/16	(912)
INR	18,190,097	USD	270,605	UBS AG	12/21/16	(502)
JPY	35,807,964	USD	358,355	JPMorgan Chase Bank N.A.	12/21/16	(4,013)
USD	346,845	JPY	35,146,346	JPMorgan Chase Bank N.A.	12/21/16	(949)
USD	345,728	JPY	35,350,792	JPMorgan Chase Bank N.A.	12/21/16	(4,089)
USD	559,608	KRW	609,161,466	UBS AG	12/21/16	6,956
MXN	20,164,110	USD	1,086,678	JPMorgan Chase Bank N.A.	12/21/16	(55,674)
MYR	2,249,428	USD	553,978	UBS AG	12/21/16	(10,032)
NOK	1,116,981	USD	137,328	JPMorgan Chase Bank N.A.	12/21/16	2,419
NOK	4,493,596	USD	557,644	JPMorgan Chase Bank N.A.	12/21/16	4,556
USD	412,775	NOK	3,378,771	JPMorgan Chase Bank N.A.	12/21/16	(9,947)
NZD	569,052	USD	412,964	JPMorgan Chase Bank N.A.	12/21/16	148
USD	547,836	PHP	25,682,551	UBS AG	12/21/16	18,707
USD	153,343	PHP	7,447,872	UBS AG	12/21/16	(103)
PLN	1,061,555	USD	277,865	UBS AG	12/21/16	(665)
USD	275,341	PLN	1,061,555	UBS AG	12/21/16	(1,859)
USD	272,963	PLN	1,048,913	UBS AG	12/21/16	(936)
RUB	17,780,072	USD	269,730	UBS AG	12/21/16	8,143
SEK	3,503,064	USD	416,647	JPMorgan Chase Bank N.A.	12/21/16	(6,686)
USD	274,909	SGD	373,863	JPMorgan Chase Bank N.A.	12/21/16	670
USD	558,524	TWD	17,312,299	UBS AG	12/21/16	2,364
ZAR	3,852,520	USD	268,579	JPMorgan Chase Bank N.A.	12/21/16	7,955
USD	276,089	ZAR	3,852,520	JPMorgan Chase Bank N.A.	12/21/16	(446)
						$3,554
24

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
12	U.S. Treasury 2-Year Notes	December 2016	$2,621,625	$3,554

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
CDX North America High Yield 26 Index	$400,000	Buy	5.00%	6/20/21	3.77%	$(3,870)	$(20,917)
CDX North America Investment Grade 26 Index	1,000,000	Sell	1.00%	6/20/21	0.69%	2,713	14,490
CDX North America Investment Grade 27 Index	3,500,000	Sell	1.00%	12/20/21	0.75%	5,828	45,080
						$4,671	$38,653

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**
Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

25

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $16,634,078, which represented 12.1% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Forward commitment. Settlement date is indicated.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $127,913.

(6)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(7)	The rate indicated is the yield to maturity at purchase.

(8)	Amount relates primarily to payable for investments purchased, but not settled, at period end.
See Notes to Financial Statements.

26

Statement of Assets and Liabilities

SEPTEMBER 30, 2016 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $136,563,620)	$141,350,322
Investment securities - affiliated, at value (cost of $5,766,376)	6,040,437
Total investment securities, at value (cost of $142,329,996)	147,390,759
Cash	204,836
Foreign currency holdings, at value (cost of $29,856)	30,055
Receivable for investments sold	1,260,894
Receivable for capital shares sold	60,360
Receivable for variation margin on swap agreements	4,878
Unrealized appreciation on forward foreign currency exchange contracts	111,952
Interest and distributions receivable	893,010
149,956,744

Liabilities
Payable for investments purchased	11,926,432
Payable for capital shares redeemed	409,546
Payable for variation margin on futures contracts	1,125
Unrealized depreciation on forward foreign currency exchange contracts	108,398
Accrued management fees	68,433
Distribution and service fees payable	13,012
12,526,946

Net Assets	$137,429,798

Net Assets Consist of:
Capital paid in	$134,547,891
Undistributed net investment income	786,537
Accumulated net realized loss	(2,977,097)
Net unrealized appreciation	5,072,467
$137,429,798

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$97,059,247	8,788,093	$11.04
Institutional Class	$2,381,726	215,734	$11.04
A Class	$28,603,156	2,589,486	$11.05*
C Class	$7,977,926	722,483	$11.04
R Class	$1,407,743	127,490	$11.04
*Maximum offering price $11.57 (net asset value divided by 0.955).

See Notes to Financial Statements.

27

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$1,917,971
Income distributions from affiliated funds	114,994
2,032,965

Expenses:
Management fees	425,090
Distribution and service fees:
A Class	35,169
C Class	41,588
R Class	6,078
Trustees' fees and expenses	4,191
Other expenses	8,169
520,285
Fees waived	(20,816)
499,469

Net investment income (loss)	1,533,496

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	152,277
Futures contract transactions	7,722
Swap agreement transactions	183,645
Foreign currency transactions	(160,790)
182,854

Change in net unrealized appreciation (depreciation) on:
Investments	2,632,480
Futures contracts	(3,891)
Swap agreements	(119,917)
Translation of assets and liabilities in foreign currencies	159,237
2,667,909

Net realized and unrealized gain (loss)	2,850,763

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,384,259

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED) AND YEAR ENDED MARCH 31, 2016
Increase (Decrease) in Net Assets	September 30, 2016	March 31, 2016
Operations
Net investment income (loss)	$1,533,496	$3,098,029
Net realized gain (loss)	182,854	(384,477)
Change in net unrealized appreciation (depreciation)	2,667,909	(1,545,748)
Net increase (decrease) in net assets resulting from operations	4,384,259	1,167,804

Distributions to Shareholders
From net investment income:
Investor Class	(1,236,619)	(2,491,754)
Institutional Class	(18,541)	(34,185)
A Class	(342,152)	(762,229)
C Class	(70,110)	(174,602)
R Class	(26,750)	(62,516)
Decrease in net assets from distributions	(1,694,172)	(3,525,286)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	4,016,569	(1,078,441)

Net increase (decrease) in net assets	6,706,656	(3,435,923)

Net Assets
Beginning of period	130,723,142	134,159,065
End of period	$137,429,798	$130,723,142

Undistributed net investment income	$786,537	$947,213

See Notes to Financial Statements.

29

Notes to Financial Statements

SEPTEMBER 30, 2016 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Core Plus Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the

30

fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

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Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3425% to 0.4600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees.  The total amount of the waiver for each class for the six months ended September 30, 2016 was $14,504, $204, $4,419, $1,307 and $382 for the Investor Class, Institutional Class, A Class, C Class and R Class, respectively.  The effective annual management fee before waiver for each class for the six months ended September 30, 2016 was 0.64% for the Investor Class, A Class, C Class and R Class and 0.44% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended September 30, 2016 was 0.61% for the Investor Class, A Class, C Class and R Class and 0.41% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears.

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The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2016 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2016 totaled $104,207,528, of which $92,350,592 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2016 totaled $103,978,831, of which $88,524,013 represented U.S. Treasury and Government Agency obligations.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2016		Year ended March 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,548,452	$17,023,411	2,057,945	$22,043,426
Issued in reinvestment of distributions	107,530	1,180,976	220,390	2,368,657
Redeemed	(1,187,983)	(13,020,585)	(2,150,552)	(23,122,003)
	467,999	5,183,802	127,783	1,290,080
Institutional Class
Sold	134,074	1,478,321	99,479	1,065,335
Issued in reinvestment of distributions	1,687	18,541	3,183	34,185
Redeemed	(33,166)	(359,923)	(84,927)	(916,027)
	102,595	1,136,939	17,735	183,493
A Class
Sold	410,886	4,518,373	655,449	7,060,947
Issued in reinvestment of distributions	30,868	339,055	69,721	749,507
Redeemed	(460,300)	(5,043,691)	(797,384)	(8,559,905)
	(18,546)	(186,263)	(72,214)	(749,451)
C Class
Sold	33,020	360,989	62,661	673,553
Issued in reinvestment of distributions	5,562	61,042	13,675	146,988
Redeemed	(112,797)	(1,236,336)	(238,632)	(2,562,329)
	(74,215)	(814,305)	(162,296)	(1,741,788)
R Class
Sold	21,283	231,953	55,497	594,265
Issued in reinvestment of distributions	2,330	25,549	5,798	62,306
Redeemed	(141,055)	(1,561,106)	(67,140)	(717,346)
	(117,442)	(1,303,604)	(5,845)	(60,775)
Net increase (decrease)	360,391	$4,016,569	(94,837)	$(1,078,441)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

34

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$44,792,459	—
U.S. Government Agency Mortgage-Backed Securities	—	32,179,040	—
U.S. Treasury Securities	—	27,475,028	—
Commercial Mortgage-Backed Securities	—	8,290,688	—
Collateralized Mortgage Obligations	—	7,799,271	—
Asset-Backed Securities	—	7,299,770	—
Mutual Funds	$6,040,437	—	—
Sovereign Governments and Agencies	—	4,265,310	—
Municipal Securities	—	2,432,661	—
U.S. Government Agency Securities	—	1,525,952	—
Temporary Cash Investments	302	5,289,841	—
	$6,040,739	$141,350,020	—
Other Financial Instruments
Futures Contracts	$3,554	—	—
Swap Agreements	—	$59,570	—
Forward Foreign Currency Exchange Contracts	—	111,952	—
	$3,554	$171,522	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$20,917	—
Forward Foreign Currency Exchange Contracts	—	108,398	—
	—	$129,315	—

7. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the six months ended September 30, 2016 follows:

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Emerging Markets Debt Fund R6 Class	$5,660,656	$114,994	—	—	$114,994	$6,040,437

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

8. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to

35

the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $4,338,500.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $25,843,649.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 32 contracts.

Value of Derivative Instruments as of September 30, 2016
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$4,878	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	111,952	Unrealized depreciation on forward foreign currency exchange contracts	$108,398
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	1,125
		$116,830		$109,523

*	Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2016
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$183,645	Change in net unrealized appreciation (depreciation) on swap agreements	$(119,917)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(161,262)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	160,636
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	7,722	Change in net unrealized appreciation (depreciation) on futures contracts	(3,891)
		$30,105		$36,828

9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$142,331,009
Gross tax appreciation of investments	$5,445,951
Gross tax depreciation of investments	(386,201)
Net tax appreciation (depreciation) of investments	$5,059,750

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2016, the fund had accumulated short-term capital losses of $(2,448,071) and accumulated long-term capital losses of $(617,530), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$10.82	0.13	0.24	0.37	(0.15)	—	(0.15)	$11.04	3.41%	0.63%(4)	0.66%(4)	2.43%(4)	2.40%(4)	74%	$97,059
2016	$11.02	0.27	(0.16)	0.11	(0.31)	—	(0.31)	$10.82	1.02%	0.63%	0.65%	2.53%	2.51%	145%	$90,012
2015	$10.75	0.27	0.34	0.61	(0.34)	—	(0.34)	$11.02	5.73%	0.65%	0.65%	2.51%	2.51%	119%	$90,251
2014	$11.18	0.23	(0.30)	(0.07)	(0.29)	(0.07)	(0.36)	$10.75	(0.56)%	0.65%	0.65%	2.15%	2.15%	130%	$109,463
2013	$11.05	0.22	0.28	0.50	(0.27)	(0.10)	(0.37)	$11.18	4.48%	0.65%	0.65%	1.98%	1.98%	137%	$168,301
2012	$10.68	0.34	0.51	0.85	(0.41)	(0.07)	(0.48)	$11.05	8.04%	0.66%	0.66%	3.12%	3.12%	91%	$121,763
Institutional Class
2016(3)	$10.82	0.14	0.24	0.38	(0.16)	—	(0.16)	$11.04	3.51%	0.43%(4)	0.46%(4)	2.63%(4)	2.60%(4)	74%	$2,382
2016	$11.02	0.29	(0.16)	0.13	(0.33)	—	(0.33)	$10.82	1.23%	0.43%	0.45%	2.73%	2.71%	145%	$1,224
2015	$10.75	0.30	0.33	0.63	(0.36)	—	(0.36)	$11.02	5.94%	0.45%	0.45%	2.71%	2.71%	119%	$1,051
2014	$11.18	0.25	(0.29)	(0.04)	(0.32)	(0.07)	(0.39)	$10.75	(0.36)%	0.45%	0.45%	2.35%	2.35%	130%	$2,656
2013	$11.04	0.25	0.28	0.53	(0.29)	(0.10)	(0.39)	$11.18	4.78%	0.45%	0.45%	2.18%	2.18%	137%	$7,942
2012	$10.67	0.36	0.51	0.87	(0.43)	(0.07)	(0.50)	$11.04	8.26%	0.46%	0.46%	3.32%	3.32%	91%	$8,195

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$10.82	0.12	0.24	0.36	(0.13)	—	(0.13)	$11.05	3.37%	0.88%(4)	0.91%(4)	2.18%(4)	2.15%(4)	74%	$28,603
2016	$11.02	0.24	(0.16)	0.08	(0.28)	—	(0.28)	$10.82	0.77%	0.88%	0.90%	2.28%	2.26%	145%	$28,220
2015	$10.75	0.25	0.33	0.58	(0.31)	—	(0.31)	$11.02	5.46%	0.90%	0.90%	2.26%	2.26%	119%	$29,532
2014	$11.18	0.20	(0.29)	(0.09)	(0.27)	(0.07)	(0.34)	$10.75	(0.81)%	0.90%	0.90%	1.90%	1.90%	130%	$42,286
2013	$11.05	0.19	0.28	0.47	(0.24)	(0.10)	(0.34)	$11.18	4.22%	0.90%	0.90%	1.73%	1.73%	137%	$102,626
2012	$10.67	0.31	0.52	0.83	(0.38)	(0.07)	(0.45)	$11.05	7.87%	0.91%	0.91%	2.87%	2.87%	91%	$75,579
C Class
2016(3)	$10.82	0.08	0.23	0.31	(0.09)	—	(0.09)	$11.04	2.89%	1.63%(4)	1.66%(4)	1.43%(4)	1.40%(4)	74%	$7,978
2016	$11.01	0.16	(0.15)	0.01	(0.20)	—	(0.20)	$10.82	0.11%	1.63%	1.65%	1.53%	1.51%	145%	$8,618
2015	$10.75	0.16	0.33	0.49	(0.23)	—	(0.23)	$11.01	4.58%	1.65%	1.65%	1.51%	1.51%	119%	$10,563
2014	$11.18	0.12	(0.29)	(0.17)	(0.19)	(0.07)	(0.26)	$10.75	(1.55)%	1.65%	1.65%	1.15%	1.15%	130%	$13,801
2013	$11.04	0.11	0.28	0.39	(0.15)	(0.10)	(0.25)	$11.18	3.54%	1.65%	1.65%	0.98%	0.98%	137%	$23,695
2012	$10.67	0.23	0.51	0.74	(0.30)	(0.07)	(0.37)	$11.04	6.97%	1.66%	1.66%	2.12%	2.12%	91%	$18,505
R Class
2016(3)	$10.82	0.11	0.23	0.34	(0.12)	—	(0.12)	$11.04	3.15%	1.13%(4)	1.16%(4)	1.93%(4)	1.90%(4)	74%	$1,408
2016	$11.01	0.22	(0.16)	0.06	(0.25)	—	(0.25)	$10.82	0.61%	1.13%	1.15%	2.03%	2.01%	145%	$2,649
2015	$10.75	0.22	0.32	0.54	(0.28)	—	(0.28)	$11.01	5.11%	1.15%	1.15%	2.01%	2.01%	119%	$2,762
2014	$11.18	0.18	(0.30)	(0.12)	(0.24)	(0.07)	(0.31)	$10.75	(1.06)%	1.15%	1.15%	1.65%	1.65%	130%	$2,047
2013	$11.04	0.17	0.28	0.45	(0.21)	(0.10)	(0.31)	$11.18	4.05%	1.15%	1.15%	1.48%	1.48%	137%	$2,197
2012	$10.67	0.29	0.51	0.80	(0.36)	(0.07)	(0.43)	$11.04	7.50%	1.16%	1.16%	2.62%	2.62%	91%	$1,892

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2016, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

42

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

43

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

44

Proxy Voting Results

A special meeting of shareholders was held on June 13, 2016, to vote on the following proposal. The proposal received the required number of votes and was adopted. A summary of voting results is listed below.

To elect four trustees to the Board of Trustees of American Century Investment Trust:

	Affirmative	Withhold
Tanya S. Beder	$11,245,587,866	$88,169,279
Jeremy I. Bulow	$11,247,094,163	$86,662,982
Anne Casscells	$11,241,523,389	$92,233,756
Jonathan D. Levin	$11,242,680,933	$91,076,212
The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, Ronald J. Gilson, Frederick L. A. Grauer, Peter F. Pervere and John B. Shoven.

45

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

46

Notes

47

Notes

48

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90813 1611

Semiannual Report

September 30, 2016

Diversified Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Despite Brexit Shock, Markets Produced Positive, Central Bank-Boosted Returns

The reporting period was unusual in that virtually all mutual fund asset classes posted positive performance, led by gold, U.S. small-cap stocks, and emerging markets (EM) stocks. Even as those higher-risk/higher-volatility asset classes outperformed, government bonds also produced solid returns. Simultaneous positive performance across all asset classes is rare. How did it happen? Massive central bank stimulus—amplified in the wake of China- and energy market-related volatility in early 2016 and the unexpected U.K. vote to leave the European Union (Brexit) in June—helped boost most markets for the reporting period.

Continued central bank stimulus encouraged relatively aggressive investor behavior, including demand for equities and higher-yielding bond sectors, including high-yield corporates and EM debt. At the same time, central bank stimulus also included large volumes of bond purchases and low interest rate targets, which helped drive interest rates lower and government bond prices higher. Oil’s rebound from its January 2016 lows and stabilization of China’s economy also supported investor sentiment, as well as repeated decisions by the Federal Reserve (Fed) to keep its expected interest rate hikes on hold.

The reporting period featured many surprises, including weaker-than-expected global growth, Brexit, the quick market rebound from Brexit, the Republican nomination of Donald Trump, and concerns about the stability of major European banks. Central bank stimulus provided market support, but possible changes loom ahead—the Fed might raise rates as early as December, and other central banks might taper their bond purchases in future months. Meanwhile, the U.S. continues to be swayed by other global factors, including increasing populism and anti-globalization. We’re watching the aftermath of the U.S. elections and the Italian constitutional referendum to see if themes that Brexit spotlighted—nationalism/isolationism, anti-immigration, anti-trade agreements, distrust of career politicians—shape future U.S. and European government leadership. We appreciate your continued trust in us during this potentially turbulent period.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

SEPTEMBER 30, 2016
Portfolio at a Glance
Average Duration (effective)	5.5 years
Weighted Average Life	7.7 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	35.7%
Corporate Bonds	29.6%
U.S. Government Agency Mortgage-Backed Securities	24.5%
Collateralized Mortgage Obligations	5.0%
Commercial Mortgage-Backed Securities	4.6%
Asset-Backed Securities	4.1%
Sovereign Governments and Agencies	1.5%
U.S. Government Agency Securities	1.5%
Municipal Securities	1.3%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	(8.9)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Expenses Paid During Period(1) 4/1/16 - 9/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,027.80	$3.05	0.60%
Institutional Class	$1,000	$1,028.80	$2.03	0.40%
A Class	$1,000	$1,026.50	$4.32	0.85%
C Class	$1,000	$1,022.70	$8.11	1.60%
R Class	$1,000	$1,025.20	$5.58	1.10%
R6 Class	$1,000	$1,029.10	$1.78	0.35%
Hypothetical
Investor Class	$1,000	$1,022.06	$3.04	0.60%
Institutional Class	$1,000	$1,023.06	$2.03	0.40%
A Class	$1,000	$1,020.81	$4.31	0.85%
C Class	$1,000	$1,017.05	$8.09	1.60%
R Class	$1,000	$1,019.55	$5.57	1.10%
R6 Class	$1,000	$1,023.31	$1.78	0.35%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

SEPTEMBER 30, 2016 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 35.7%
U.S. Treasury Bonds, 3.50%, 2/15/39	$18,690,000	$23,205,168
U.S. Treasury Bonds, 4.375%, 11/15/39	21,250,000	29,707,670
U.S. Treasury Bonds, 4.625%, 2/15/40	23,250,000	33,630,311
U.S. Treasury Bonds, 4.375%, 5/15/41	11,500,000	16,195,462
U.S. Treasury Bonds, 3.125%, 11/15/41	29,000,000	33,854,107
U.S. Treasury Bonds, 3.125%, 2/15/42	35,000,000	40,883,675
U.S. Treasury Bonds, 2.75%, 11/15/42	22,000,000	24,026,398
U.S. Treasury Bonds, 2.875%, 5/15/43	51,100,000	57,075,327
U.S. Treasury Bonds, 3.125%, 8/15/44	36,700,000	42,976,287
U.S. Treasury Bonds, 3.00%, 11/15/44	18,650,000	21,337,502
U.S. Treasury Bonds, 2.50%, 2/15/45	51,000,000	52,882,614
U.S. Treasury Bonds, 3.00%, 5/15/45	6,700,000	7,664,432
U.S. Treasury Notes, 0.875%, 2/28/17(1)	3,000,000	3,006,489
U.S. Treasury Notes, 0.75%, 10/31/17	142,550,000	142,653,064
U.S. Treasury Notes, 0.875%, 1/31/18	42,000,000	42,095,172
U.S. Treasury Notes, 1.00%, 2/15/18	13,200,000	13,251,044
U.S. Treasury Notes, 1.00%, 3/15/18	175,750,000	176,474,266
U.S. Treasury Notes, 0.75%, 4/15/18	78,000,000	78,019,812
U.S. Treasury Notes, 2.625%, 4/30/18	7,700,000	7,928,143
U.S. Treasury Notes, 1.00%, 5/31/18	40,640,000	40,809,062
U.S. Treasury Notes, 1.375%, 6/30/18	145,360,000	146,901,543
U.S. Treasury Notes, 1.375%, 7/31/18	57,100,000	57,730,099
U.S. Treasury Notes, 0.75%, 8/31/18	75,000,000	74,985,375
U.S. Treasury Notes, 1.625%, 7/31/19	52,000,000	53,084,668
U.S. Treasury Notes, 1.75%, 9/30/19	75,000,000	76,876,500
U.S. Treasury Notes, 1.625%, 12/31/19	50,000,000	51,075,200
U.S. Treasury Notes, 1.25%, 1/31/20	20,000,000	20,185,940
U.S. Treasury Notes, 1.375%, 2/29/20	32,000,000	32,420,000
U.S. Treasury Notes, 1.375%, 3/31/20	46,900,000	47,521,050
U.S. Treasury Notes, 1.375%, 4/30/20	11,300,000	11,449,194
U.S. Treasury Notes, 1.50%, 5/31/20	43,000,000	43,745,792
U.S. Treasury Notes, 1.625%, 6/30/20	83,500,000	85,338,002
U.S. Treasury Notes, 1.375%, 9/30/20	102,000,000	103,231,140
U.S. Treasury Notes, 2.125%, 1/31/21	25,000,000	26,058,100
U.S. Treasury Notes, 2.25%, 4/30/21	68,050,000	71,399,353
U.S. Treasury Notes, 2.00%, 5/31/21	3,000,000	3,114,726
U.S. Treasury Notes, 1.125%, 8/31/21	150,000,000	149,877,000
U.S. Treasury Notes, 2.00%, 10/31/21	25,930,000	26,947,441
U.S. Treasury Notes, 1.50%, 2/28/23	34,230,000	34,512,124
U.S. Treasury Notes, 1.375%, 6/30/23	18,800,000	18,773,924
U.S. Treasury Notes, 1.25%, 7/31/23	1,150,000	1,138,387
U.S. Treasury Notes, 1.375%, 8/31/23	94,500,000	94,241,637
TOTAL U.S. TREASURY SECURITIES (Cost $2,056,567,523)		2,118,283,200

		Principal Amount	Value
CORPORATE BONDS — 29.6%
Aerospace and Defense — 0.2%
Boeing Co. (The), 2.20%, 10/30/22		$2,770,000	$2,817,946
Harris Corp., 2.70%, 4/27/20		1,330,000	1,356,053
Lockheed Martin Corp., 4.25%, 11/15/19		1,990,000	2,162,656
Lockheed Martin Corp., 3.55%, 1/15/26		1,700,000	1,841,678
Lockheed Martin Corp., 3.80%, 3/1/45		2,740,000	2,812,317
United Technologies Corp., 6.05%, 6/1/36		1,868,000	2,504,555
United Technologies Corp., 4.50%, 6/1/42		1,010,000	1,175,495
			14,670,700
Auto Components — 0.1%
Schaeffler Finance BV, 4.25%, 5/15/21(2)		3,400,000	3,502,000
ZF North America Capital, Inc., 4.00%, 4/29/20(2)		3,100,000	3,301,500
			6,803,500
Automobiles — 0.9%
Daimler Finance North America LLC, 1.875%, 1/11/18(2)		3,160,000	3,179,045
Ford Motor Credit Co. LLC, 2.15%, 1/9/18		4,800,000	4,826,386
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		3,390,000	3,559,595
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		3,500,000	4,136,737
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		7,410,000	8,458,923
General Motors Co., 5.00%, 4/1/35		3,140,000	3,265,713
General Motors Co., 6.60%, 4/1/36		1,620,000	1,958,267
General Motors Financial Co., Inc., 3.25%, 5/15/18		5,570,000	5,670,505
General Motors Financial Co., Inc., 3.10%, 1/15/19		3,530,000	3,599,989
General Motors Financial Co., Inc., 3.20%, 7/6/21		4,620,000	4,682,121
General Motors Financial Co., Inc., 5.25%, 3/1/26		4,670,000	5,123,583
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(2)		2,200,000	2,279,750
			50,740,614
Banks — 4.4%
Bank of America Corp., 5.75%, 12/1/17		6,390,000	6,696,809
Bank of America Corp., 5.70%, 1/24/22		1,530,000	1,781,752
Bank of America Corp., MTN, 5.625%, 7/1/20		6,230,000	7,008,027
Bank of America Corp., MTN, 4.00%, 4/1/24		3,300,000	3,563,700
Bank of America Corp., MTN, 4.20%, 8/26/24		5,400,000	5,719,788
Bank of America Corp., MTN, 4.00%, 1/22/25		7,700,000	7,998,621
Bank of America Corp., MTN, 5.00%, 1/21/44		1,540,000	1,824,612
Bank of America N.A., 5.30%, 3/15/17		8,840,000	8,995,531
Bank of America N.A., 6.00%, 10/15/36		3,330,000	4,298,411
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(2)		2,960,000	2,976,310
Barclays Bank plc, 5.14%, 10/14/20		1,760,000	1,907,629
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	3,000,000	3,933,333
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	4,739,000	6,447,647
Barclays plc, 4.375%, 1/12/26		$2,000,000	2,073,178
BPCE SA, 5.15%, 7/21/24(2)		3,080,000	3,246,514
Branch Banking & Trust Co., 3.625%, 9/16/25		1,653,000	1,776,043
Branch Banking & Trust Co., 3.80%, 10/30/26		2,850,000	3,101,792
Capital One Financial Corp., 4.20%, 10/29/25		7,305,000	7,639,949

		Principal Amount	Value
Capital One N.A., 2.35%, 8/17/18		$2,900,000	$2,936,465
Citigroup, Inc., 1.75%, 5/1/18		6,850,000	6,862,323
Citigroup, Inc., 4.50%, 1/14/22		5,530,000	6,115,234
Citigroup, Inc., 4.05%, 7/30/22		1,660,000	1,766,559
Citigroup, Inc., 4.45%, 9/29/27		19,485,000	20,448,728
Commerzbank AG, 8.125%, 9/19/23(2)		1,330,000	1,535,153
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	4,750,000	5,327,113
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$4,280,000	4,673,186
Cooperatieve Rabobank UA, 3.95%, 11/9/22		2,270,000	2,383,021
Cooperatieve Rabobank UA, MTN, 3.75%, 11/9/20	EUR	2,200,000	2,806,973
Cooperatieve Rabobank UA, MTN, 4.125%, 9/14/22	EUR	4,500,000	5,886,940
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	5,400,000	6,497,009
Fifth Third Bank, 2.875%, 10/1/21		$3,210,000	3,360,292
HBOS plc, MTN, 6.75%, 5/21/18(2)		5,140,000	5,506,215
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	2,150,000	3,512,847
HSBC Bank USA N.A., 5.875%, 11/1/34		$1,760,000	2,138,557
Huntington Bancshares, Inc., 2.30%, 1/14/22		4,580,000	4,569,113
Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)		2,580,000	2,359,235
JPMorgan Chase & Co., 2.55%, 3/1/21		4,290,000	4,371,690
JPMorgan Chase & Co., 4.625%, 5/10/21		6,700,000	7,424,947
JPMorgan Chase & Co., 3.25%, 9/23/22		2,520,000	2,645,567
JPMorgan Chase & Co., 3.875%, 9/10/24		8,505,000	8,973,906
JPMorgan Chase & Co., 3.125%, 1/23/25		15,400,000	15,765,688
JPMorgan Chase & Co., 4.95%, 6/1/45		1,700,000	1,913,530
KeyBank N.A., MTN, 3.40%, 5/20/26		3,300,000	3,381,632
KeyCorp, MTN, 2.30%, 12/13/18		1,230,000	1,249,914
Northern Trust Co. (The), MTN, 6.50%, 8/15/18		2,480,000	2,711,627
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		1,720,000	1,882,003
Regions Bank, 6.45%, 6/26/37		1,160,000	1,393,157
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		1,420,000	1,506,719
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	2,300,000	2,541,688
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	2,000,000	2,308,495
SunTrust Bank, 3.30%, 5/15/26		$3,950,000	4,040,210
U.S. Bancorp, MTN, 3.00%, 3/15/22		1,310,000	1,389,007
U.S. Bancorp, MTN, 3.60%, 9/11/24		2,820,000	3,027,053
U.S. Bank N.A., 2.80%, 1/27/25		2,820,000	2,916,610
Wells Fargo & Co., 4.125%, 8/15/23		2,170,000	2,325,387
Wells Fargo & Co., 3.00%, 4/22/26		1,430,000	1,446,165
Wells Fargo & Co., 5.61%, 1/15/44		3,300,000	3,960,287
Wells Fargo & Co., MTN, 2.60%, 7/22/20		4,700,000	4,798,239
Wells Fargo & Co., MTN, 3.55%, 9/29/25		3,240,000	3,425,587
Wells Fargo & Co., MTN, 4.10%, 6/3/26		2,850,000	3,029,202
Wells Fargo & Co., MTN, 4.65%, 11/4/44		2,890,000	3,054,947
Wells Fargo & Co., MTN, 4.40%, 6/14/46		1,570,000	1,606,440
			262,764,306
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		6,290,000	6,639,454

		Principal Amount	Value
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		$5,100,000	$5,472,096
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		7,890,000	9,502,179
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		2,840,000	3,232,318
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		2,200,000	2,246,662
Molson Coors Brewing Co., 3.00%, 7/15/26		3,400,000	3,432,810
			30,525,519
Biotechnology — 1.0%
AbbVie, Inc., 1.75%, 11/6/17		5,390,000	5,406,860
AbbVie, Inc., 2.90%, 11/6/22		7,130,000	7,323,408
AbbVie, Inc., 3.60%, 5/14/25		3,970,000	4,159,516
AbbVie, Inc., 4.40%, 11/6/42		2,810,000	2,942,508
AbbVie, Inc., 4.45%, 5/14/46		750,000	788,549
Amgen, Inc., 1.85%, 8/19/21		4,370,000	4,349,588
Amgen, Inc., 4.66%, 6/15/51(2)		3,670,000	3,952,902
Biogen, Inc., 3.625%, 9/15/22		5,390,000	5,781,454
Celgene Corp., 3.25%, 8/15/22		5,640,000	5,927,962
Celgene Corp., 3.875%, 8/15/25		7,100,000	7,617,121
Gilead Sciences, Inc., 4.40%, 12/1/21		5,430,000	6,070,376
Gilead Sciences, Inc., 3.65%, 3/1/26		4,720,000	5,089,293
Gilead Sciences, Inc., 4.15%, 3/1/47		2,120,000	2,184,482
			61,594,019
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		3,800,000	4,056,500
Masco Corp., 4.375%, 4/1/26		1,100,000	1,163,250
			5,219,750
Capital Markets — 0.2%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	4,500,000	6,527,906
Ameriprise Financial, Inc., 4.00%, 10/15/23		$1,410,000	1,547,437
Jefferies Group LLC, 5.125%, 4/13/18		2,860,000	2,986,887
			11,062,230
Chemicals — 0.3%
Ashland LLC, 4.75%, 8/15/22		2,000,000	2,087,500
Dow Chemical Co. (The), 4.25%, 11/15/20		1,363,000	1,481,266
Eastman Chemical Co., 3.60%, 8/15/22		1,910,000	2,029,411
Ecolab, Inc., 4.35%, 12/8/21		3,104,000	3,489,228
LyondellBasell Industries NV, 5.00%, 4/15/19		3,470,000	3,726,090
LyondellBasell Industries NV, 4.625%, 2/26/55		2,070,000	2,065,400
Mosaic Co. (The), 5.625%, 11/15/43		1,610,000	1,738,633
			16,617,528
Commercial Services and Supplies — 0.2%
Covanta Holding Corp., 5.875%, 3/1/24		2,200,000	2,216,500
Pitney Bowes, Inc., 4.625%, 3/15/24		1,690,000	1,757,823
Republic Services, Inc., 3.55%, 6/1/22		4,170,000	4,486,720
Waste Management, Inc., 4.75%, 6/30/20		1,120,000	1,245,898
Waste Management, Inc., 4.10%, 3/1/45		3,120,000	3,442,633
			13,149,574
Communications Equipment — 0.1%
Cisco Systems, Inc., 3.00%, 6/15/22		2,720,000	2,915,410

		Principal Amount	Value
Cisco Systems, Inc., 2.50%, 9/20/26		$2,000,000	$2,025,710
CommScope, Inc., 4.375%, 6/15/20(2)		3,000,000	3,097,500
			8,038,620
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22		2,830,000	3,044,672
Consumer Finance — 0.8%
American Express Centurion Bank, MTN, 6.00%, 9/13/17		5,240,000	5,465,985
American Express Credit Corp., 2.60%, 9/14/20		1,655,000	1,704,180
Capital One Bank USA N.A., 2.30%, 6/5/19		3,370,000	3,410,962
Capital One Bank USA N.A., 3.375%, 2/15/23		2,900,000	2,984,135
CIT Group, Inc., 4.25%, 8/15/17		6,690,000	6,823,800
CIT Group, Inc., 5.00%, 8/15/22		1,320,000	1,405,800
Discover Bank, 2.00%, 2/21/18		5,031,000	5,048,775
Discover Bank, 3.45%, 7/27/26		2,500,000	2,521,277
Discover Financial Services, 3.75%, 3/4/25		1,000,000	1,014,292
Equifax, Inc., 3.30%, 12/15/22		2,420,000	2,546,898
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		5,000,000	5,412,500
PNC Bank N.A., 6.00%, 12/7/17		3,215,000	3,382,874
PNC Bank N.A., 3.80%, 7/25/23		1,100,000	1,192,549
Synchrony Financial, 2.60%, 1/15/19		2,310,000	2,338,351
Synchrony Financial, 3.00%, 8/15/19		2,000,000	2,048,814
			47,301,192
Containers and Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23		2,580,000	2,609,025
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		3,040,000	3,180,600
WestRock RKT Co., 3.50%, 3/1/20		2,010,000	2,100,667
WestRock RKT Co., 4.00%, 3/1/23		3,410,000	3,607,480
			11,497,772
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		1,600,000	1,788,469
Catholic Health Initiatives, 2.95%, 11/1/22		2,420,000	2,452,648
George Washington University (The), 3.55%, 9/15/46		1,805,000	1,782,445
			6,023,562
Diversified Financial Services — 2.8%
Ally Financial, Inc., 2.75%, 1/30/17		4,600,000	4,612,300
Ally Financial, Inc., 3.60%, 5/21/18		3,000,000	3,052,500
Ally Financial, Inc., 4.625%, 3/30/25		1,000,000	1,028,750
BNP Paribas SA, 4.375%, 9/28/25(2)		2,700,000	2,771,623
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	2,300,000	2,685,323
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	4,450,000	7,635,209
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21(2)		$4,000,000	4,085,960
Credit Suisse Group Funding Guernsey Ltd., 4.875%, 5/15/45		1,000,000	1,063,000
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	2,350,000	2,274,049
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		$15,331,000	15,756,558

	Principal Amount	Value
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	$3,280,000	$3,314,447
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	9,430,000	9,650,709
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	6,320,000	7,345,161
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	4,710,000	5,068,233
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	1,000,000	1,036,559
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	5,240,000	5,528,148
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	3,570,000	4,568,426
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	1,500,000	1,646,054
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	7,120,000	7,890,911
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	2,170,000	2,456,327
HSBC Holdings plc, 2.95%, 5/25/21	8,000,000	8,119,936
HSBC Holdings plc, 4.30%, 3/8/26	3,980,000	4,272,765
Morgan Stanley, 5.00%, 11/24/25	10,970,000	12,269,045
Morgan Stanley, MTN, 6.625%, 4/1/18	9,070,000	9,721,516
Morgan Stanley, MTN, 5.625%, 9/23/19	14,340,000	15,890,742
Morgan Stanley, MTN, 2.50%, 4/21/21	5,110,000	5,165,413
Morgan Stanley, MTN, 3.70%, 10/23/24	4,340,000	4,586,681
Morgan Stanley, MTN, 3.125%, 7/27/26	2,200,000	2,226,618
S&P Global, Inc., 3.30%, 8/14/20	1,710,000	1,796,738
UBS Group Funding Jersey Ltd., 2.65%, 2/1/22(2)	4,100,000	4,096,892
UBS Group Funding Jersey Ltd., 4.125%, 9/24/25(2)	1,930,000	2,027,594
		163,644,187
Diversified Telecommunication Services — 1.6%
AT&T, Inc., 5.00%, 3/1/21	2,340,000	2,622,787
AT&T, Inc., 3.875%, 8/15/21	3,160,000	3,415,075
AT&T, Inc., 3.60%, 2/17/23	3,400,000	3,589,975
AT&T, Inc., 4.45%, 4/1/24	1,610,000	1,773,252
AT&T, Inc., 3.40%, 5/15/25	10,980,000	11,307,797
AT&T, Inc., 6.55%, 2/15/39	4,493,000	5,751,889
AT&T, Inc., 4.30%, 12/15/42	3,620,000	3,593,100
British Telecommunications plc, 5.95%, 1/15/18	6,030,000	6,381,061
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	3,300,000	3,580,500
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	3,800,000	4,173,247
Frontier Communications Corp., 8.50%, 4/15/20	3,390,000	3,678,150
Frontier Communications Corp., 11.00%, 9/15/25	600,000	627,750
Orange SA, 4.125%, 9/14/21	2,200,000	2,439,925
Orange SA, 5.50%, 2/6/44	1,570,000	1,970,005
Telefonica Emisiones SAU, 5.46%, 2/16/21	4,410,000	5,013,050
Verizon Communications, Inc., 3.65%, 9/14/18	4,000,000	4,176,780
Verizon Communications, Inc., 5.15%, 9/15/23	5,470,000	6,375,816
Verizon Communications, Inc., 2.625%, 8/15/26	5,460,000	5,368,862
Verizon Communications, Inc., 5.05%, 3/15/34	8,240,000	9,305,836
Verizon Communications, Inc., 4.75%, 11/1/41	1,890,000	2,057,824
Verizon Communications, Inc., 4.86%, 8/21/46	5,045,000	5,688,525
Verizon Communications, Inc., 5.01%, 8/21/54	2,984,000	3,318,939
		96,210,145
Electronic Equipment, Instruments and Components†
Avnet, Inc., 4.625%, 4/15/26	1,000,000	1,037,848

	Principal Amount	Value
Energy Equipment and Services — 0.1%
Ensco plc, 5.20%, 3/15/25	$1,750,000	$1,284,236
Halliburton Co., 3.80%, 11/15/25	3,300,000	3,420,146
		4,704,382
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp., 5.05%, 9/1/20	2,000,000	2,213,254
American Tower Corp., 3.375%, 10/15/26	5,260,000	5,345,843
AvalonBay Communities, Inc., MTN, 2.90%, 10/15/26(3)	2,740,000	2,734,736
Boston Properties LP, 3.65%, 2/1/26	1,600,000	1,696,533
Crown Castle International Corp., 5.25%, 1/15/23	2,440,000	2,772,060
Crown Castle International Corp., 4.45%, 2/15/26	4,230,000	4,657,213
DDR Corp., 4.75%, 4/15/18	5,930,000	6,158,495
DDR Corp., 3.625%, 2/1/25	1,460,000	1,479,489
Essex Portfolio LP, 3.625%, 8/15/22	3,120,000	3,281,033
Essex Portfolio LP, 3.25%, 5/1/23	1,712,000	1,758,279
Hospitality Properties Trust, 4.65%, 3/15/24	6,610,000	6,805,610
Host Hotels & Resorts LP, 3.75%, 10/15/23	1,450,000	1,471,374
Kilroy Realty LP, 3.80%, 1/15/23	3,750,000	3,902,902
Kilroy Realty LP, 4.375%, 10/1/25	1,460,000	1,580,181
Kimco Realty Corp., 2.80%, 10/1/26	3,910,000	3,887,381
Ventas Realty LP, 4.125%, 1/15/26	2,600,000	2,803,302
VEREIT Operating Partnership LP, 4.125%, 6/1/21	1,750,000	1,815,625
Welltower, Inc., 3.75%, 3/15/23	2,590,000	2,724,807
		57,088,117
Food and Staples Retailing — 0.6%
CVS Health Corp., 3.50%, 7/20/22	4,000,000	4,287,400
CVS Health Corp., 5.125%, 7/20/45	3,340,000	4,088,718
Dollar General Corp., 3.25%, 4/15/23	4,420,000	4,571,146
Koninklijke Ahold Delhaize NV, 5.70%, 10/1/40	1,280,000	1,558,136
Kroger Co. (The), 3.30%, 1/15/21	6,235,000	6,592,821
Kroger Co. (The), 3.875%, 10/15/46(3)	2,680,000	2,716,033
Sysco Corp., 3.30%, 7/15/26	1,600,000	1,663,062
Target Corp., 2.50%, 4/15/26	4,000,000	4,089,640
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,150,000	1,570,150
Wal-Mart Stores, Inc., 4.30%, 4/22/44	6,070,000	7,167,092
		38,304,198
Food Products — 0.3%
Kraft Heinz Foods Co., 3.95%, 7/15/25	4,890,000	5,303,318
Kraft Heinz Foods Co., 5.00%, 6/4/42	1,000,000	1,156,066
Kraft Heinz Foods Co., 5.20%, 7/15/45	2,100,000	2,499,498
Kraft Heinz Foods Co., 4.375%, 6/1/46	3,430,000	3,653,732
Tyson Foods, Inc., 4.50%, 6/15/22	2,370,000	2,634,866
		15,247,480
Gas Utilities — 1.3%
Enbridge Energy Partners LP, 6.50%, 4/15/18	2,470,000	2,621,339
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,010,000	1,083,303
Enbridge, Inc., 4.00%, 10/1/23	2,630,000	2,713,437

	Principal Amount	Value
Enbridge, Inc., 4.50%, 6/10/44	$2,130,000	$1,984,689
Energy Transfer Equity LP, 7.50%, 10/15/20	2,120,000	2,337,300
Energy Transfer Partners LP, 5.20%, 2/1/22	1,610,000	1,747,111
Energy Transfer Partners LP, 3.60%, 2/1/23	3,530,000	3,480,435
Energy Transfer Partners LP, 4.90%, 3/15/35	2,730,000	2,531,963
Energy Transfer Partners LP, 6.50%, 2/1/42	1,880,000	1,970,932
Enterprise Products Operating LLC, 3.70%, 2/15/26	2,000,000	2,064,030
Enterprise Products Operating LLC, 4.85%, 3/15/44	6,680,000	6,985,009
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	2,500,000	2,641,887
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	3,360,000	3,775,387
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	3,040,000	3,283,072
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	3,850,000	4,165,796
Kinder Morgan, Inc., 4.30%, 6/1/25	3,210,000	3,343,902
Kinder Morgan, Inc., 5.55%, 6/1/45	1,460,000	1,506,519
Magellan Midstream Partners LP, 6.55%, 7/15/19	2,680,000	3,003,610
MPLX LP, 4.875%, 12/1/24	1,840,000	1,907,241
MPLX LP, 4.875%, 6/1/25	2,480,000	2,568,320
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	3,070,000	3,116,038
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	5,750,000	5,758,125
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	2,570,000	2,627,478
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	1,000,000	1,070,000
Williams Cos., Inc. (The), 3.70%, 1/15/23	1,650,000	1,608,750
Williams Cos., Inc. (The), 5.75%, 6/24/44	1,220,000	1,262,700
Williams Partners LP, 4.125%, 11/15/20	4,003,000	4,164,457
Williams Partners LP, 5.10%, 9/15/45	1,280,000	1,256,334
		76,579,164
Health Care Equipment and Supplies — 0.6%
Becton Dickinson and Co., 3.73%, 12/15/24	7,461,000	8,109,890
Medtronic, Inc., 2.50%, 3/15/20	1,900,000	1,965,953
Medtronic, Inc., 3.50%, 3/15/25	6,090,000	6,569,082
Medtronic, Inc., 4.375%, 3/15/35	5,050,000	5,745,264
St. Jude Medical, Inc., 2.00%, 9/15/18	1,560,000	1,577,101
Stryker Corp., 3.50%, 3/15/26	2,250,000	2,389,687
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	1,030,000	1,096,726
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	2,157,000	2,263,353
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	3,000,000	2,996,571
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	1,920,000	2,301,823
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	2,080,000	2,126,702
		37,142,152
Health Care Providers and Services — 0.7%
Aetna, Inc., 2.75%, 11/15/22	1,540,000	1,581,289
Aetna, Inc., 4.375%, 6/15/46	2,140,000	2,256,097
Ascension Health, 3.95%, 11/15/46	700,000	768,155
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	696,000	703,030
Express Scripts Holding Co., 4.50%, 2/25/26	5,310,000	5,838,626
Express Scripts Holding Co., 3.40%, 3/1/27	1,330,000	1,341,300

		Principal Amount	Value
HCA, Inc., 3.75%, 3/15/19		$5,910,000	$6,109,463
HCA, Inc., 4.25%, 10/15/19		1,000,000	1,045,000
Mylan NV, 3.95%, 6/15/26(2)		2,200,000	2,222,158
NYU Hospitals Center, 4.43%, 7/1/42		2,180,000	2,345,067
UnitedHealth Group, Inc., 2.875%, 12/15/21		3,410,000	3,596,305
UnitedHealth Group, Inc., 2.875%, 3/15/22		4,060,000	4,257,008
UnitedHealth Group, Inc., 3.75%, 7/15/25		3,020,000	3,322,139
Universal Health Services, Inc., 4.75%, 8/1/22(2)		3,700,000	3,829,500
			39,215,137
Hotels, Restaurants and Leisure — 0.2%
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(2)		2,320,000	2,378,000
McDonald's Corp., MTN, 3.375%, 5/26/25		2,000,000	2,111,770
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		3,630,000	3,965,775
Wyndham Worldwide Corp., 2.95%, 3/1/17		2,340,000	2,350,867
			10,806,412
Household Durables — 0.5%
D.R. Horton, Inc., 3.625%, 2/15/18		3,770,000	3,868,963
D.R. Horton, Inc., 5.75%, 8/15/23		2,020,000	2,323,000
Lennar Corp., 4.75%, 12/15/17		3,030,000	3,120,900
Lennar Corp., 4.75%, 4/1/21		3,290,000	3,520,300
Lennar Corp., 4.75%, 5/30/25		600,000	615,000
M.D.C. Holdings, Inc., 5.50%, 1/15/24		2,000,000	2,100,000
Newell Brands, Inc., 4.20%, 4/1/26		3,400,000	3,709,471
Newell Brands, Inc., 5.50%, 4/1/46		3,000,000	3,656,808
Toll Brothers Finance Corp., 6.75%, 11/1/19		2,620,000	2,960,600
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		1,460,000	1,509,275
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		730,000	764,675
			28,148,992
Industrial Conglomerates — 0.2%
General Electric Co., 4.125%, 10/9/42		4,140,000	4,553,371
General Electric Co., MTN, 4.375%, 9/16/20		3,745,000	4,143,932
General Electric Co., MTN, 4.65%, 10/17/21		1,197,000	1,364,793
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		2,330,000	2,475,488
			12,537,584
Insurance — 1.4%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19		3,320,000	3,398,850
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	4,800,000	6,278,233
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$1,000,000	1,075,625
American International Group, Inc., 4.125%, 2/15/24		10,080,000	10,884,102
American International Group, Inc., 4.50%, 7/16/44		2,150,000	2,204,075
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		2,770,000	3,066,839
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		2,030,000	2,158,558
Berkshire Hathaway, Inc., 2.75%, 3/15/23		3,870,000	4,026,925
Berkshire Hathaway, Inc., 4.50%, 2/11/43		3,160,000	3,682,680
Chubb INA Holdings, Inc., 3.15%, 3/15/25		3,950,000	4,181,217

	Principal Amount	Value
Chubb INA Holdings, Inc., 3.35%, 5/3/26	$2,660,000	$2,853,433
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16	2,070,000	2,072,207
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	1,190,000	1,427,013
International Lease Finance Corp., 6.25%, 5/15/19	1,670,000	1,814,037
Liberty Mutual Group, Inc., 4.95%, 5/1/22(2)	440,000	491,622
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)	2,920,000	3,060,715
Lincoln National Corp., 6.25%, 2/15/20	1,100,000	1,238,979
Markel Corp., 4.90%, 7/1/22	4,070,000	4,515,571
Markel Corp., 3.625%, 3/30/23	1,000,000	1,036,125
MetLife, Inc., 4.125%, 8/13/42	2,140,000	2,139,859
MetLife, Inc., 4.875%, 11/13/43	1,405,000	1,563,918
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	2,870,000	2,963,682
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	1,000,000	1,123,570
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	1,275,000	1,534,489
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	3,740,000	4,420,957
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)	1,670,000	1,764,530
Travelers Cos., Inc. (The), 4.60%, 8/1/43	2,050,000	2,458,014
Travelers Cos., Inc. (The), 4.30%, 8/25/45	1,000,000	1,157,047
Voya Financial, Inc., 5.70%, 7/15/43	2,500,000	2,815,780
WR Berkley Corp., 4.625%, 3/15/22	2,450,000	2,691,078
WR Berkley Corp., 4.75%, 8/1/44	1,240,000	1,320,524
		85,420,254
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 3.60%, 11/28/24	7,000,000	7,343,931
Internet Software and Services — 0.1%
Netflix, Inc., 5.375%, 2/1/21	2,900,000	3,168,250
IT Services — 0.2%
Fidelity National Information Services, Inc., 3.50%, 4/15/23	2,450,000	2,575,163
Fidelity National Information Services, Inc., 3.00%, 8/15/26	6,900,000	6,842,785
Xerox Corp., 2.95%, 3/15/17	1,670,000	1,680,059
		11,098,007
Machinery — 0.1%
Oshkosh Corp., 5.375%, 3/1/22	4,070,000	4,304,025
Media — 1.8%
21st Century Fox America, Inc., 3.70%, 10/15/25	1,400,000	1,520,098
21st Century Fox America, Inc., 6.90%, 8/15/39	1,840,000	2,483,726
21st Century Fox America, Inc., 4.75%, 9/15/44	920,000	1,013,990
CBS Corp., 3.50%, 1/15/25	1,260,000	1,298,744
CBS Corp., 4.85%, 7/1/42	1,240,000	1,303,632
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25(2)	13,360,000	14,775,198
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45(2)	2,380,000	2,894,865
Comcast Corp., 3.15%, 3/1/26	1,760,000	1,864,724
Comcast Corp., 4.40%, 8/15/35	2,070,000	2,353,828
Comcast Corp., 6.40%, 5/15/38	3,970,000	5,545,582

	Principal Amount	Value
Comcast Corp., 4.75%, 3/1/44	$4,540,000	$5,361,281
Discovery Communications LLC, 5.625%, 8/15/19	2,803,000	3,073,686
Discovery Communications LLC, 3.25%, 4/1/23	1,000,000	1,014,426
Discovery Communications LLC, 4.90%, 3/11/26	2,860,000	3,114,926
DISH DBS Corp., 4.625%, 7/15/17	3,000,000	3,060,000
Grupo Televisa SAB, 5.00%, 5/13/45	1,000,000	960,917
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	2,260,000	2,418,205
Lamar Media Corp., 5.375%, 1/15/24	2,630,000	2,781,225
NBCUniversal Media LLC, 4.375%, 4/1/21	4,630,000	5,155,292
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	2,680,000	2,777,150
Omnicom Group, Inc., 3.60%, 4/15/26	5,520,000	5,849,124
TEGNA, Inc., 5.125%, 7/15/20	4,450,000	4,600,187
Time Warner Cable LLC, 6.75%, 7/1/18	1,830,000	1,989,164
Time Warner Cable LLC, 5.50%, 9/1/41	1,020,000	1,094,814
Time Warner Cable LLC, 4.50%, 9/15/42	1,770,000	1,699,281
Time Warner, Inc., 4.70%, 1/15/21	2,410,000	2,682,865
Time Warner, Inc., 3.60%, 7/15/25	5,500,000	5,864,501
Time Warner, Inc., 7.70%, 5/1/32	2,740,000	3,912,040
Time Warner, Inc., 5.35%, 12/15/43	1,520,000	1,819,837
Viacom, Inc., 3.125%, 6/15/22	1,690,000	1,700,564
Viacom, Inc., 4.25%, 9/1/23	3,500,000	3,733,944
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)	3,500,000	3,570,000
Walt Disney Co. (The), MTN, 1.85%, 7/30/26	1,570,000	1,501,600
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	1,681,000	1,906,513
		106,695,929
Metals and Mining — 0.2%
Barrick North America Finance LLC, 4.40%, 5/30/21	1,678,000	1,840,169
Barrick North America Finance LLC, 5.75%, 5/1/43	1,710,000	2,017,053
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	2,560,000	2,710,538
Southern Copper Corp., 5.25%, 11/8/42	1,450,000	1,381,155
Steel Dynamics, Inc., 6.125%, 8/15/19	3,210,000	3,310,473
Steel Dynamics, Inc., 6.375%, 8/15/22	1,745,000	1,845,337
Steel Dynamics, Inc., 5.50%, 10/1/24	1,000,000	1,050,000
		14,154,725
Multi-Utilities — 1.4%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	2,850,000	3,028,125
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	3,100,000	3,333,972
CMS Energy Corp., 8.75%, 6/15/19	4,160,000	4,923,518
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	2,030,000	2,153,079
Constellation Energy Group, Inc., 5.15%, 12/1/20	2,700,000	3,005,140
Dominion Resources, Inc., 6.40%, 6/15/18	4,350,000	4,692,671
Dominion Resources, Inc., 2.75%, 9/15/22	1,690,000	1,732,509
Dominion Resources, Inc., 3.625%, 12/1/24	2,310,000	2,444,971
Dominion Resources, Inc., 4.90%, 8/1/41	2,620,000	2,945,855
DPL, Inc., 6.50%, 10/15/16	270,000	270,407
Duke Energy Corp., 3.55%, 9/15/21	2,686,000	2,876,411

	Principal Amount	Value
Duke Energy Corp., 2.65%, 9/1/26	$1,820,000	$1,791,672
Duke Energy Florida LLC, 6.35%, 9/15/37	1,307,000	1,843,542
Duke Energy Florida LLC, 3.85%, 11/15/42	2,670,000	2,799,954
Duke Energy Progress LLC, 4.15%, 12/1/44	1,900,000	2,090,129
Duke Energy Progress LLC, 3.70%, 10/15/46	2,280,000	2,362,629
Edison International, 3.75%, 9/15/17	2,920,000	2,984,771
Exelon Corp., 4.45%, 4/15/46	2,800,000	3,028,220
Exelon Generation Co. LLC, 5.60%, 6/15/42	1,510,000	1,585,440
FirstEnergy Corp., 2.75%, 3/15/18	1,967,000	1,990,498
FirstEnergy Corp., 4.25%, 3/15/23	2,310,000	2,453,952
Florida Power & Light Co., 4.125%, 2/1/42	2,160,000	2,435,806
Georgia Power Co., 4.30%, 3/15/42	1,590,000	1,740,250
IPALCO Enterprises, Inc., 5.00%, 5/1/18	3,010,000	3,152,975
MidAmerican Energy Co., 4.40%, 10/15/44	2,480,000	2,904,933
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	3,070,000	3,055,663
NiSource Finance Corp., 5.65%, 2/1/45	1,760,000	2,242,888
Potomac Electric Power Co., 3.60%, 3/15/24	1,700,000	1,847,472
Progress Energy, Inc., 3.15%, 4/1/22	2,690,000	2,821,245
Sempra Energy, 2.875%, 10/1/22	1,070,000	1,107,712
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	2,170,000	2,208,941
Southern Power Co., 5.15%, 9/15/41	1,100,000	1,198,672
Virginia Electric & Power Co., 4.45%, 2/15/44	1,140,000	1,313,386
Xcel Energy, Inc., 4.80%, 9/15/41	1,410,000	1,654,029
		82,021,437
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	1,970,000	1,929,048
Oil, Gas and Consumable Fuels — 1.7%
Anadarko Petroleum Corp., 5.55%, 3/15/26	3,210,000	3,653,436
Anadarko Petroleum Corp., 6.45%, 9/15/36	1,570,000	1,843,042
Apache Corp., 4.75%, 4/15/43	2,270,000	2,342,965
BP Capital Markets plc, 2.75%, 5/10/23	1,880,000	1,915,893
BP Capital Markets plc, 3.02%, 1/16/27	2,300,000	2,337,363
Chevron Corp., 2.10%, 5/16/21	5,000,000	5,086,320
Cimarex Energy Co., 4.375%, 6/1/24	4,070,000	4,259,695
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	2,000,000	2,167,538
Concho Resources, Inc., 6.50%, 1/15/22	1,100,000	1,144,000
Concho Resources, Inc., 5.50%, 4/1/23	1,710,000	1,771,987
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,889,000	2,409,144
Continental Resources, Inc., 5.00%, 9/15/22	2,450,000	2,450,000
Ecopetrol SA, 4.125%, 1/16/25	1,220,000	1,187,609
EOG Resources, Inc., 4.10%, 2/1/21	2,390,000	2,577,868
Exxon Mobil Corp., 2.71%, 3/6/25	5,230,000	5,383,077
Exxon Mobil Corp., 3.04%, 3/1/26	3,870,000	4,056,751
Hess Corp., 6.00%, 1/15/40	2,990,000	3,070,990
Marathon Oil Corp., 3.85%, 6/1/25	1,540,000	1,465,926
Newfield Exploration Co., 5.75%, 1/30/22	4,650,000	4,824,375
Noble Energy, Inc., 4.15%, 12/15/21	4,080,000	4,343,470

	Principal Amount	Value
Noble Energy, Inc., 3.90%, 11/15/24	$800,000	$817,730
Petroleos Mexicanos, 6.00%, 3/5/20	3,600,000	3,897,000
Petroleos Mexicanos, 4.875%, 1/24/22	2,160,000	2,203,200
Petroleos Mexicanos, 4.625%, 9/21/23(2)	3,000,000	3,018,450
Petroleos Mexicanos, 6.625%, 6/15/35	1,510,000	1,544,503
Petroleos Mexicanos, 6.50%, 6/2/41	1,760,000	1,720,400
Petroleos Mexicanos, 5.50%, 6/27/44	2,910,000	2,537,229
Phillips 66, 4.30%, 4/1/22	6,020,000	6,626,100
Shell International Finance BV, 2.375%, 8/21/22	3,100,000	3,154,021
Shell International Finance BV, 3.25%, 5/11/25	2,160,000	2,279,396
Shell International Finance BV, 3.625%, 8/21/42	1,780,000	1,729,690
Shell International Finance BV, 4.55%, 8/12/43	1,590,000	1,762,350
Statoil ASA, 2.45%, 1/17/23	3,670,000	3,746,211
Statoil ASA, 3.95%, 5/15/43	2,060,000	2,134,696
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	2,030,000	2,112,469
Total Capital SA, 2.125%, 8/10/18	2,550,000	2,592,220
		100,167,114
Paper and Forest Products — 0.2%
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	3,440,000	3,517,768
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	4,775,000	5,404,980
International Paper Co., 6.00%, 11/15/41	1,070,000	1,272,293
International Paper Co., 4.40%, 8/15/47	3,640,000	3,657,581
		13,852,622
Pharmaceuticals — 0.7%
Actavis Funding SCS, 3.85%, 6/15/24	4,150,000	4,420,439
Actavis Funding SCS, 4.55%, 3/15/35	1,960,000	2,092,361
Actavis, Inc., 1.875%, 10/1/17	2,370,000	2,378,712
Actavis, Inc., 3.25%, 10/1/22	5,180,000	5,376,679
Actavis, Inc., 4.625%, 10/1/42	1,420,000	1,521,980
Baxalta, Inc., 4.00%, 6/23/25	3,520,000	3,753,573
Forest Laboratories LLC, 4.875%, 2/15/21(2)	3,370,000	3,746,224
Merck & Co., Inc., 2.40%, 9/15/22	2,270,000	2,337,601
Merck & Co., Inc., 3.70%, 2/10/45	1,240,000	1,319,589
Perrigo Finance Unlimited Co., 3.50%, 3/15/21	3,545,000	3,670,397
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	3,000,000	3,050,853
Roche Holdings, Inc., 3.35%, 9/30/24(2)	1,300,000	1,402,164
Roche Holdings, Inc., 4.00%, 11/28/44(2)	1,850,000	2,117,170
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	6,150,000	6,174,133
		43,361,875
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	3,310,000	3,564,893
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	3,850,000	4,656,213
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,530,000	1,744,638
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	2,170,000	2,402,368
CSX Corp., 4.25%, 6/1/21	1,400,000	1,545,023
CSX Corp., 3.40%, 8/1/24	2,840,000	3,051,020
Norfolk Southern Corp., 5.75%, 4/1/18	2,560,000	2,729,321

	Principal Amount	Value
Norfolk Southern Corp., 3.25%, 12/1/21	$2,000,000	$2,126,796
Union Pacific Corp., 4.00%, 2/1/21	1,810,000	1,980,670
Union Pacific Corp., 4.75%, 9/15/41	2,480,000	2,961,242
		26,762,184
Semiconductors and Semiconductor Equipment — 0.1%
Lam Research Corp., 3.90%, 6/15/26	3,050,000	3,184,014
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(2)	3,550,000	3,776,312
		6,960,326
Software — 0.6%
Activision Blizzard, Inc., 2.30%, 9/15/21(2)	3,500,000	3,512,922
Activision Blizzard, Inc., 5.625%, 9/15/21(2)	2,980,000	3,109,365
Intuit, Inc., 5.75%, 3/15/17	5,123,000	5,227,729
Microsoft Corp., 2.70%, 2/12/25	4,130,000	4,282,740
Microsoft Corp., 3.125%, 11/3/25	2,650,000	2,823,911
Microsoft Corp., 3.45%, 8/8/36	2,380,000	2,432,967
Oracle Corp., 3.625%, 7/15/23	570,000	619,739
Oracle Corp., 2.65%, 7/15/26	9,200,000	9,203,928
Oracle Corp., 4.30%, 7/8/34	2,380,000	2,590,875
Oracle Corp., 4.00%, 7/15/46	2,560,000	2,659,313
		36,463,489
Specialty Retail — 0.3%
Home Depot, Inc. (The), 2.625%, 6/1/22	2,930,000	3,045,193
Home Depot, Inc. (The), 3.35%, 9/15/25	1,650,000	1,791,420
Home Depot, Inc. (The), 3.00%, 4/1/26	5,260,000	5,574,921
Home Depot, Inc. (The), 5.95%, 4/1/41	3,720,000	5,138,425
United Rentals North America, Inc., 4.625%, 7/15/23	4,390,000	4,516,213
		20,066,172
Technology Hardware, Storage and Peripherals — 0.6%
Apple, Inc., 2.85%, 5/6/21	2,520,000	2,657,567
Apple, Inc., 2.50%, 2/9/25	7,550,000	7,655,202
Apple, Inc., 3.25%, 2/23/26	1,580,000	1,682,427
Apple, Inc., 2.45%, 8/4/26	4,000,000	4,018,344
Apple, Inc., 4.65%, 2/23/46	1,000,000	1,159,829
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(2)	8,630,000	9,483,697
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(2)	4,230,000	4,442,562
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(2)	3,370,000	3,605,266
Seagate HDD Cayman, 4.75%, 6/1/23	3,200,000	3,170,000
Seagate HDD Cayman, 4.75%, 1/1/25	500,000	472,812
		38,347,706
Textiles, Apparel and Luxury Goods — 0.1%
PVH Corp., 4.50%, 12/15/22	2,920,000	3,058,700
Tobacco — 0.2%
Altria Group, Inc., 2.85%, 8/9/22	5,270,000	5,510,517
Philip Morris International, Inc., 4.125%, 5/17/21	3,860,000	4,281,346
Reynolds American, Inc., 4.45%, 6/12/25	2,000,000	2,236,656
		12,028,519

	Principal Amount	Value
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, 3.125%, 7/16/22	$4,460,000	$4,578,792
Sprint Communications, Inc., 6.00%, 12/1/16	2,210,000	2,223,813
Sprint Communications, Inc., 9.00%, 11/15/18(2)	2,320,000	2,566,500
T-Mobile USA, Inc., 6.46%, 4/28/19	3,850,000	3,927,000
		13,296,105
TOTAL CORPORATE BONDS (Cost $1,686,563,983)		1,760,219,774
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 24.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 3.1%
FHLMC, VRN, 1.78%, 10/15/16	2,588,398	2,657,793
FHLMC, VRN, 1.84%, 10/15/16	5,142,949	5,272,321
FHLMC, VRN, 1.92%, 10/15/16	3,807,459	3,910,396
FHLMC, VRN, 1.98%, 10/15/16	2,998,146	3,101,107
FHLMC, VRN, 2.06%, 10/15/16	5,639,997	5,793,293
FHLMC, VRN, 2.32%, 10/15/16	9,592,532	9,853,054
FHLMC, VRN, 2.52%, 10/15/16	7,450,776	7,673,059
FHLMC, VRN, 2.59%, 10/15/16	9,923,032	10,252,258
FHLMC, VRN, 2.71%, 10/15/16	1,634,341	1,730,834
FHLMC, VRN, 2.74%, 10/15/16	9,583,847	10,147,977
FHLMC, VRN, 2.80%, 10/15/16	754,390	797,710
FHLMC, VRN, 2.87%, 10/15/16	1,460,128	1,545,460
FHLMC, VRN, 2.88%, 10/15/16	6,390,109	6,662,712
FHLMC, VRN, 3.01%, 10/15/16	645,458	678,399
FHLMC, VRN, 3.13%, 10/15/16	1,361,667	1,438,214
FHLMC, VRN, 3.14%, 10/15/16	2,345,584	2,467,020
FHLMC, VRN, 3.21%, 10/15/16	4,099,443	4,257,905
FHLMC, VRN, 3.67%, 10/15/16	3,101,872	3,254,726
FHLMC, VRN, 3.78%, 10/15/16	1,920,423	2,014,417
FHLMC, VRN, 4.06%, 10/15/16	2,411,797	2,533,644
FHLMC, VRN, 4.24%, 10/15/16	2,539,512	2,686,411
FHLMC, VRN, 4.77%, 10/15/16	1,637,070	1,709,030
FHLMC, VRN, 5.14%, 10/15/16	311,308	322,300
FHLMC, VRN, 5.72%, 10/15/16	4,457,921	4,674,833
FHLMC, VRN, 5.97%, 10/15/16	3,026,899	3,163,052
FNMA, VRN, 2.06%, 10/25/16	2,818,861	2,926,128
FNMA, VRN, 2.41%, 10/25/16	992,291	1,037,659
FNMA, VRN, 2.44%, 10/25/16	3,399,409	3,486,332
FNMA, VRN, 2.44%, 10/25/16	4,579,485	4,766,290
FNMA, VRN, 2.44%, 10/25/16	7,413,149	7,698,574
FNMA, VRN, 2.44%, 10/25/16	2,212,328	2,307,601
FNMA, VRN, 2.44%, 10/25/16	5,284,971	5,511,264
FNMA, VRN, 2.53%, 10/25/16	8,652,174	8,988,781
FNMA, VRN, 2.57%, 10/25/16	1,309,608	1,380,825
FNMA, VRN, 2.62%, 10/25/16	742,845	786,869
FNMA, VRN, 2.63%, 10/25/16	12,245,562	12,652,785
FNMA, VRN, 2.66%, 10/25/16	6,060,678	6,264,626
FNMA, VRN, 2.82%, 10/25/16	12,915,675	13,309,864

	Principal Amount	Value
FNMA, VRN, 3.11%, 10/25/16	$1,801,173	$1,895,199
FNMA, VRN, 3.33%, 10/25/16	1,393,623	1,461,010
FNMA, VRN, 3.62%, 10/25/16	2,682,391	2,832,469
FNMA, VRN, 3.93%, 10/25/16	3,586,901	3,773,424
FNMA, VRN, 4.78%, 10/25/16	2,437,862	2,577,013
		182,254,638
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 21.4%
FHLMC, 5.00%, 11/1/17	23,429	24,087
FHLMC, 4.50%, 1/1/19	8,202	8,408
FHLMC, 5.00%, 1/1/21	905,509	952,169
FHLMC, 5.00%, 4/1/21	198,113	210,694
FHLMC, 7.00%, 9/1/27	2,799	3,286
FHLMC, 6.50%, 1/1/28	4,248	4,871
FHLMC, 7.00%, 2/1/28	698	823
FHLMC, 6.50%, 3/1/29	26,351	30,966
FHLMC, 6.50%, 6/1/29	24,725	28,350
FHLMC, 7.00%, 8/1/29	3,030	3,388
FHLMC, 5.00%, 4/1/31	4,164,998	4,622,661
FHLMC, 5.00%, 5/1/31	5,475,773	6,101,888
FHLMC, 6.50%, 5/1/31	14,231	16,310
FHLMC, 6.50%, 6/1/31	658	754
FHLMC, 6.50%, 6/1/31	661	757
FHLMC, 6.50%, 6/1/31	2,618	3,002
FHLMC, 5.50%, 12/1/33	325,374	372,582
FHLMC, 6.00%, 9/1/35	5,096,271	5,915,354
FHLMC, 5.50%, 12/1/37	310,893	352,817
FHLMC, 5.50%, 1/1/38	620,023	700,371
FHLMC, 6.00%, 2/1/38	2,747,853	3,153,097
FHLMC, 5.50%, 4/1/38	872,347	989,180
FHLMC, 6.00%, 8/1/38	165,404	190,183
FHLMC, 3.00%, 2/1/43	21,875,934	22,789,760
FHLMC, 6.50%, 7/1/47	16,720	18,545
FNMA, 3.00%, 10/13/16(5)	80,000,000	83,181,250
FNMA, 3.50%, 10/13/16(5)	111,540,000	117,718,271
FNMA, 4.00%, 10/13/16(5)	122,175,000	131,228,354
FNMA, 4.50%, 11/14/16(5)	73,570,000	80,495,238
FNMA, 5.50%, 12/1/16	2,203	2,205
FNMA, 5.50%, 12/1/16	132	132
FNMA, 5.00%, 6/1/18	414,905	426,570
FNMA, 4.50%, 5/1/19	179,197	184,807
FNMA, 6.50%, 1/1/26	18,699	21,555
FNMA, 7.00%, 12/1/27	3,266	3,621
FNMA, 6.50%, 1/1/28	3,616	4,166
FNMA, 7.50%, 4/1/28	19,691	22,248
FNMA, 7.00%, 5/1/28	18,812	19,702
FNMA, 7.00%, 6/1/28	393	413
FNMA, 6.50%, 1/1/29	3,984	4,674

	Principal Amount	Value
FNMA, 6.50%, 4/1/29	$12,781	$14,734
FNMA, 7.00%, 7/1/29	4,766	5,184
FNMA, 7.50%, 7/1/29	32,408	35,358
FNMA, 7.50%, 9/1/30	8,739	10,834
FNMA, 5.00%, 6/1/31	4,075,502	4,535,513
FNMA, 5.00%, 7/1/31	7,254,167	8,081,632
FNMA, 7.00%, 9/1/31	53,802	60,380
FNMA, 6.50%, 1/1/32	14,315	16,507
FNMA, 6.50%, 8/1/32	4,238	4,884
FNMA, 6.50%, 8/1/32	62,011	72,477
FNMA, 5.50%, 2/1/33	3,122,373	3,549,261
FNMA, 5.00%, 6/1/33	3,313,381	3,698,435
FNMA, 5.50%, 6/1/33	172,721	197,022
FNMA, 5.50%, 7/1/33	1,116,930	1,270,339
FNMA, 5.00%, 8/1/33	478,235	532,012
FNMA, 5.50%, 8/1/33	386,525	438,528
FNMA, 5.50%, 9/1/33	533,540	610,917
FNMA, 5.00%, 11/1/33	2,106,884	2,368,208
FNMA, 6.00%, 12/1/33	1,688,154	1,958,000
FNMA, 5.50%, 1/1/34	550,609	625,562
FNMA, 5.50%, 2/1/34	2,057,512	2,354,045
FNMA, 5.00%, 3/1/34	1,222,507	1,374,108
FNMA, 4.50%, 1/1/35	9,341,819	10,273,218
FNMA, 5.00%, 4/1/35	3,008,306	3,364,388
FNMA, 5.00%, 6/1/35	2,205,686	2,477,875
FNMA, 5.00%, 7/1/35	4,217,112	4,738,939
FNMA, 5.00%, 8/1/35	136,776	152,160
FNMA, 4.50%, 9/1/35	511,601	561,265
FNMA, 5.00%, 10/1/35	1,138,972	1,266,793
FNMA, 5.50%, 12/1/35	6,194,855	7,044,956
FNMA, 5.00%, 2/1/36	762,099	848,510
FNMA, 5.50%, 4/1/36	829,205	941,087
FNMA, 5.50%, 5/1/36	1,661,676	1,884,908
FNMA, 5.50%, 7/1/36	304,320	345,430
FNMA, 5.50%, 2/1/37	213,841	241,973
FNMA, 5.50%, 5/1/37	394,616	445,921
FNMA, 6.00%, 8/1/37	547,602	635,528
FNMA, 6.50%, 8/1/37	381,343	429,277
FNMA, 6.00%, 9/1/37	2,426,435	2,785,609
FNMA, 6.00%, 11/1/37	3,520,716	4,084,677
FNMA, 5.50%, 12/1/37	1,835,875	2,067,889
FNMA, 5.50%, 2/1/38	348,509	392,553
FNMA, 5.50%, 6/1/38	895,303	1,015,431
FNMA, 6.00%, 9/1/38	130,581	137,989
FNMA, 5.50%, 12/1/38	2,139,039	2,432,762
FNMA, 5.00%, 1/1/39	971,917	1,088,009
FNMA, 5.50%, 1/1/39	8,597,992	9,721,154

	Principal Amount	Value
FNMA, 4.50%, 2/1/39	$2,060,585	$2,258,282
FNMA, 5.00%, 2/1/39	4,203,087	4,734,593
FNMA, 4.50%, 4/1/39	3,479,317	3,881,984
FNMA, 4.50%, 5/1/39	8,824,167	9,854,299
FNMA, 6.50%, 5/1/39	2,068,558	2,393,936
FNMA, 5.00%, 8/1/39	4,316,977	4,875,440
FNMA, 4.50%, 10/1/39	14,464,608	16,139,827
FNMA, 4.00%, 10/1/40	14,926,013	16,444,643
FNMA, 4.50%, 11/1/40	12,982,446	14,381,580
FNMA, 4.00%, 8/1/41	13,737,025	14,987,363
FNMA, 4.50%, 9/1/41	8,171,841	8,967,545
FNMA, 3.50%, 10/1/41	17,133,594	18,157,078
FNMA, 5.00%, 1/1/42	7,085,309	7,890,536
FNMA, 3.50%, 2/1/42	10,884,691	11,525,357
FNMA, 3.50%, 6/1/42	31,955,224	34,109,409
FNMA, 3.50%, 8/1/42	2,786,551	2,941,610
FNMA, 3.50%, 8/1/42	11,735,220	12,433,304
FNMA, 3.50%, 8/1/43	11,083,207	11,733,533
FNMA, 3.50%, 5/1/45	17,903,154	19,013,530
FNMA, 3.50%, 11/1/45	22,961,416	24,312,449
FNMA, 3.50%, 11/1/45	23,314,861	24,684,948
FNMA, 4.00%, 11/1/45	27,570,649	29,648,851
FNMA, 4.00%, 11/1/45	8,759,166	9,421,192
FNMA, 3.50%, 2/1/46	24,097,942	25,593,656
FNMA, 4.00%, 2/1/46	22,677,384	24,390,745
FNMA, 3.50%, 3/1/46	24,190,515	25,557,568
FNMA, 4.00%, 4/1/46	28,989,557	31,181,319
FNMA, 3.50%, 5/1/46	24,614,618	26,011,706
FNMA, 6.50%, 8/1/47	46,930	52,493
FNMA, 6.50%, 9/1/47	100,579	112,621
FNMA, 6.50%, 9/1/47	5,017	5,614
FNMA, 6.50%, 9/1/47	55,008	61,571
FNMA, 6.50%, 9/1/47	14,682	16,426
GNMA, 2.50%, 10/20/16(5)	15,300,000	15,560,207
GNMA, 3.00%, 10/20/16(5)	25,000,000	26,195,313
GNMA, 3.50%, 10/20/16(5)	64,000,000	67,985,000
GNMA, 4.00%, 10/20/16(5)	12,000,000	12,862,031
GNMA, 7.00%, 11/15/22	9,691	10,425
GNMA, 7.00%, 4/20/26	2,717	3,219
GNMA, 7.50%, 8/15/26	6,063	7,296
GNMA, 8.00%, 8/15/26	2,974	3,423
GNMA, 7.50%, 5/15/27	4,152	4,351
GNMA, 8.00%, 6/15/27	10,453	10,825
GNMA, 7.50%, 11/15/27	1,685	1,732
GNMA, 7.00%, 2/15/28	3,135	3,169
GNMA, 7.50%, 2/15/28	2,736	2,776
GNMA, 6.50%, 3/15/28	10,627	12,262

	Principal Amount	Value
GNMA, 7.00%, 4/15/28	$1,743	$1,749
GNMA, 6.50%, 5/15/28	808	932
GNMA, 6.50%, 5/15/28	28,368	32,742
GNMA, 7.00%, 12/15/28	3,251	3,251
GNMA, 7.00%, 5/15/31	27,252	32,983
GNMA, 4.50%, 8/15/33	1,672,356	1,862,359
GNMA, 6.00%, 9/20/38	1,124,311	1,289,104
GNMA, 5.50%, 11/15/38	2,624,459	3,020,267
GNMA, 5.50%, 11/15/38	1,022,475	1,175,594
GNMA, 6.00%, 1/20/39	339,237	388,963
GNMA, 5.00%, 3/20/39	2,299,830	2,583,742
GNMA, 4.50%, 4/15/39	3,087,663	3,411,464
GNMA, 4.50%, 11/15/39	21,018,941	23,449,550
GNMA, 4.50%, 1/15/40	1,722,649	1,906,203
GNMA, 4.00%, 7/15/40	3,056,951	3,296,519
GNMA, 4.00%, 11/20/40	28,091,282	30,244,582
GNMA, 4.50%, 12/15/40	6,611,529	7,386,493
GNMA, 4.50%, 7/20/41	10,829,599	11,872,322
GNMA, 3.50%, 6/20/42	9,798,464	10,447,840
GNMA, 3.50%, 7/20/42	15,055,100	16,039,035
GNMA, 2.50%, 7/20/46	24,846,585	25,296,895
GNMA, 2.50%, 8/20/46	15,542,186	15,823,869
		1,271,003,245
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,429,068,620)		1,453,257,883
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 5.0%
Private Sponsor Collateralized Mortgage Obligations — 4.0%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.34%, 10/1/16	3,449,145	3,431,502
Agate Bay Mortgage Loan Trust, Series 2014-2, Class A14, VRN, 3.75%, 10/1/16(2)	16,480,720	17,199,004
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 10/1/16(2)	4,183,572	4,319,704
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 10/1/16(2)	7,784,463	8,062,056
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 3.27%, 10/1/16	2,582,943	2,570,196
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 3.38%, 10/1/16	2,498,254	2,475,470
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	2,594,425	2,675,799
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.95%, 10/1/16	3,669,668	3,666,258
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.125%, 10/1/16	3,511,680	3,376,916
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	1,137,019	1,179,381
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.65%, 10/1/16	4,715,020	4,568,412
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.41%, 10/1/16	10,393,614	10,240,933

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 10/1/16	$1,486,603	$1,458,508
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	2,277,677	2,330,374
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	843,042	849,873
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	115,576	115,314
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR6, Class 2A1, VRN, 2.99%, 10/1/16	1,633,062	1,622,707
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.73%, 10/1/16	8,445,438	8,303,678
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.86%, 10/1/16	2,391,029	2,312,257
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.69%, 10/1/16	3,120,027	3,030,232
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.06%, 10/1/16	4,006,720	3,985,417
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.81%, 10/1/16	5,075,004	5,021,323
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.92%, 10/1/16	10,657,363	10,865,511
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.06%, 10/1/16	8,225,820	8,202,936
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.07%, 10/1/16	3,973,177	3,988,747
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.92%, 10/1/16	1,741,070	1,713,578
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.14%, 10/1/16	1,805,903	1,794,339
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.16%, 10/1/16	3,383,870	3,238,074
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.97%, 10/1/16	2,692,487	2,705,180
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 10/1/16(2)	2,851,462	2,896,573
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.04%, 10/1/16	1,992,164	2,038,520
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.70%, 10/25/16	4,689,747	4,604,155
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.65%, 10/1/16	3,992,659	3,911,970
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.65%, 10/1/16	1,996,330	2,000,648
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.44%, 10/1/16	653,332	655,471
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/16	891,965	900,254
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	1,900,711	1,982,520
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-5, Class 5A, VRN, 3.05%, 10/1/16	3,975,120	3,964,602
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.90%, 10/1/16	713,894	714,003
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.89%, 10/1/16	5,702,226	5,679,025
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.27%, 10/25/16	7,480,373	6,897,948

	Principal Amount	Value
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 10/1/16(2)	$9,469,918	$9,792,371
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	939,350	983,114
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.78%, 10/1/16	4,775,478	4,670,625
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.87%, 10/1/16	912,351	920,169
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-DD, Class 2A6, VRN, 2.84%, 10/1/16	3,390,113	3,373,890
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 3.05%, 10/1/16	5,172,970	5,186,549
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.02%, 10/1/16	3,207,575	3,271,782
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.86%, 10/1/16	5,637,956	5,753,859
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	1,974,385	1,980,168
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	1,942,298	2,000,026
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.98%, 10/1/16	4,462,009	4,644,283
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.96%, 10/1/16	1,429,334	1,487,386
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.95%, 10/1/16	3,152,647	3,238,830
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, VRN, 0.83%, 10/25/16	9,326,760	8,657,222
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.09%, 10/1/16	2,942,064	2,941,314
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	3,635,104	3,634,970
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	3,340,689	3,372,496
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	1,366,395	1,389,618
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.06%, 10/1/16	1,115,931	1,036,851
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	1,585,911	1,601,261
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	1,645,179	1,692,193
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	1,340,507	1,391,724
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.32%, 10/1/16	2,498,304	2,440,340
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	2,748,724	2,891,437
		239,901,846
U.S. Government Agency Collateralized Mortgage Obligations — 1.0%
FHLMC, Series 2016-DNA4, Class M2, VRN, 1.82%, 10/25/16	13,875,000	13,879,878
FHLMC, Series 2016-HQA3, Class M2, VRN, 1.87%, 10/25/16	10,000,000	10,018,776
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	655,649	718,040
FHLMC, Series 3397, Class GF, VRN, 1.02%, 10/15/16	1,495,438	1,498,357

	Principal Amount	Value
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	$1,529	$1,630
FNMA, Series 2006-43, Class FM, VRN, 0.83%, 10/25/16	1,682,843	1,678,284
FNMA, Series 2007-36, Class FB, VRN, 0.93%, 10/25/16	3,668,284	3,669,712
FNMA, Series 2016-C04, Class 1M1, VRN, 1.98%, 10/25/16	14,265,296	14,357,322
FNMA, Series 2016-C05, Class 2M1, VRN, 1.875%, 10/25/16	6,814,380	6,844,646
GNMA, Series 2007-5, Class FA, VRN, 0.67%, 10/20/16	3,150,880	3,143,614
		55,810,259
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $294,887,673)		295,712,105
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 4.6%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.32%, 10/15/16(2)	11,275,000	11,263,123
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	14,570,000	15,275,372
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	14,000,000	14,932,537
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.47%, 10/15/16(2)	20,164,707	20,103,192
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.33%, 10/15/16(2)	11,015,000	10,911,465
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	10,691,000	11,957,343
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.86%, 10/1/16	10,000,000	11,313,160
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/1/16	10,025,000	11,076,044
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	14,000,000	15,275,886
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 10/1/16	13,625,000	14,454,408
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 10/1/16	10,000,000	11,208,940
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	17,000,000	17,990,391
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	9,000,000	9,621,277
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(2)	7,800,000	7,955,698
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/16(2)	15,352,000	16,154,618
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/16	12,185,000	13,317,626
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	6,800,000	7,636,184
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.42%, 10/15/16(2)	12,925,000	12,807,317
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	10,000,000	10,290,854
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS SEQ, 3.06%, 8/15/49	4,500,000	4,603,876
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	13,000,000	13,337,695

	Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/16(2)	$10,160,000	$10,518,706
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $263,550,264)		272,005,712
ASSET-BACKED SECURITIES(4) — 4.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(2)	12,000,000	12,067,333
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)	17,000,000	17,055,267
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.88%, 10/17/16	10,900,000	10,908,797
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 1.02%, 10/17/16(2)	10,000,000	10,016,776
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.77%, 10/17/16	12,000,000	11,993,597
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.94%, 10/7/16(2)	7,170,601	7,154,909
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.44%, 10/22/16(2)	8,317,698	8,335,597
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	1,004,917	1,003,261
Enterprise Fleet Financing LLC, Series 2014-2, Class A2 SEQ, 1.05%, 3/20/20(2)	8,550,976	8,537,905
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	12,911,706	12,943,642
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(2)	11,950,000	11,982,188
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 1.07%, 10/11/16(2)	2,060,164	2,060,138
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.92%, 10/11/16(2)	3,211,464	3,211,386
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 1.62%, 10/11/16(2)	10,675,000	10,791,590
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	2,273,892	2,266,123
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	6,786,231	6,738,781
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.53%, 10/17/16(2)	6,760,835	6,747,364
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.71%, 10/17/16(2)	8,580,590	8,591,059
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(2)	5,221,423	5,214,233
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(2)	8,254,915	8,261,054
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	6,953,041	6,998,019
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	10,913,590	10,898,595
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(2)	8,775,922	8,733,365
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	4,834,508	4,858,945
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(2)	14,073,504	14,325,158
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.85%, 10/15/16	5,781,661	5,783,895

		Principal Amount	Value
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27		$2,857,788	$3,032,828
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(2)		2,786,847	2,786,575
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)		19,000,000	19,074,282
TOTAL ASSET-BACKED SECURITIES (Cost $241,476,318)			242,372,662
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.5%
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21		1,580,000	1,696,130
Chile Government International Bond, 3.625%, 10/30/42		1,500,000	1,603,125
			3,299,255
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		2,810,000	3,050,255
Colombia Government International Bond, 7.375%, 9/18/37		1,500,000	2,025,000
Colombia Government International Bond, 6.125%, 1/18/41		1,200,000	1,461,000
			6,536,255
Italy†
Italy Government International Bond, 6.875%, 9/27/23		1,920,000	2,411,393
Mexico — 0.3%
Mexico Government International Bond, MTN, 5.95%, 3/19/19		4,500,000	5,000,625
Mexico Government International Bond, 5.125%, 1/15/20		3,290,000	3,665,060
Mexico Government International Bond, 6.05%, 1/11/40		4,480,000	5,493,600
Mexico Government International Bond, MTN, 4.75%, 3/8/44		2,130,000	2,220,525
			16,379,810
Panama — 0.1%
Panama Government International Bond, 6.70%, 1/26/36		2,700,000	3,711,748
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		680,000	966,484
Peruvian Government International Bond, 5.625%, 11/18/50		2,640,000	3,504,600
			4,471,084
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		4,170,000	4,535,154
Philippine Government International Bond, 6.375%, 10/23/34		2,840,000	4,134,986
			8,670,140
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		2,400,000	2,716,733
Poland Government International Bond, 3.00%, 3/17/23		1,290,000	1,343,973
			4,060,706
Portugal — 0.4%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(2)	EUR	24,400,000	26,827,636
South Africa†
South Africa Government International Bond, 4.67%, 1/17/24		$1,500,000	1,588,223
Turkey — 0.2%
Turkey Government International Bond, 3.25%, 3/23/23		4,270,000	4,023,741
Turkey Government International Bond, 4.25%, 4/14/26		3,300,000	3,236,475

	Principal Amount	Value
Turkey Government International Bond, 4.875%, 4/16/43	$4,160,000	$3,896,152
		11,156,368
Uruguay†
Uruguay Government International Bond, 4.375%, 10/27/27	980,000	1,059,625
Uruguay Government International Bond, 4.125%, 11/20/45	1,630,000	1,536,275
		2,595,900
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $86,916,513)		91,708,518
U.S. GOVERNMENT AGENCY SECURITIES — 1.5%
FNMA, 2.125%, 4/24/26	4,540,000	4,623,877
FNMA, 6.625%, 11/15/30	56,400,000	86,052,638
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $81,751,736)		90,676,515
MUNICIPAL SECURITIES — 1.3%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	3,189,000	4,727,342
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39	1,700,000	2,397,323
Los Angeles Community College District GO, 6.75%, 8/1/49	1,600,000	2,553,040
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39	620,000	827,626
Los Angeles Unified School District GO, 5.98%, 5/1/27	1,000,000	1,282,600
Maryland State Transportation Authority Rev., 5.75%, 7/1/41	795,000	1,057,024
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	2,235,000	3,221,462
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	2,070,000	3,008,041
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	2,050,000	2,622,216
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	1,180,000	1,855,880
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	1,000,000	1,528,280
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	2,830,000	3,394,500
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	1,385,000	1,887,866
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,750,000	3,441,927
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	1,000,000	1,158,910
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40	3,695,000	4,739,466
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	2,385,000	3,157,501
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	2,620,000	3,378,097
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	1,315,000	1,498,811
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	2,375,000	3,138,990
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	1,135,000	1,762,837
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	2,990,000	3,891,246
State of California GO, 6.65%, 3/1/22	1,660,000	2,045,402
State of California GO, 7.55%, 4/1/39	2,825,000	4,523,898
State of California GO, 7.30%, 10/1/39	3,660,000	5,591,199
State of California GO, 7.60%, 11/1/40	1,055,000	1,721,296
State of Illinois GO, 5.10%, 6/1/33	3,462,000	3,342,561

	Principal Amount/Shares	Value
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	$1,665,000	$2,017,231
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	1,420,000	1,949,589
University of California Rev., 5.95%, 5/15/45	1,630,000	2,201,201
TOTAL MUNICIPAL SECURITIES (Cost $63,339,675)		79,923,362
TEMPORARY CASH INVESTMENTS(6) — 1.1%
Concord Minutemen Capital Co. LLC, 0.41%, 10/3/16(2)(7)	65,000,000	64,997,617
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 7/15/26, valued at $147,538), at 0.15%, dated 9/30/16, due 10/3/16 (Delivery value $144,002)		144,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,481,565	2,481,565
TOTAL TEMPORARY CASH INVESTMENTS (Cost $67,624,121)		67,623,182
TOTAL INVESTMENT SECURITIES — 108.9% (Cost $6,271,746,426)		6,471,782,913
OTHER ASSETS AND LIABILITIES(8) — (8.9)%		(531,450,211)
TOTAL NET ASSETS — 100.0%		$5,940,332,702

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,313,384	USD	4,852,746	JPMorgan Chase Bank N.A.	12/21/16	$10,200
EUR	2,084,101	USD	2,351,783	JPMorgan Chase Bank N.A.	12/21/16	(2,149)
EUR	3,737,856	USD	4,188,253	JPMorgan Chase Bank N.A.	12/21/16	25,838
EUR	1,626,455	USD	1,824,248	JPMorgan Chase Bank N.A.	12/21/16	9,431
EUR	2,214,463	USD	2,481,697	JPMorgan Chase Bank N.A.	12/21/16	14,907
EUR	5,433,850	USD	6,121,178	JPMorgan Chase Bank N.A.	12/21/16	4,992
EUR	4,305,886	USD	4,852,303	JPMorgan Chase Bank N.A.	12/21/16	2,190
EUR	1,134,562	USD	1,279,634	JPMorgan Chase Bank N.A.	12/21/16	(519)
USD	102,487,575	EUR	90,825,974	JPMorgan Chase Bank N.A.	12/21/16	89,585
GBP	5,838,397	USD	7,580,790	UBS AG	12/21/16	(1,128)
USD	26,222,436	GBP	19,635,214	UBS AG	12/21/16	731,141
						$884,488

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
205	U.S. Treasury 2-Year Notes	December 2016	$44,786,094	$60,720
490	U.S. Treasury 5-Year Notes	December 2016	59,542,656	204,298
			$104,328,750	$265,018

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
104	U.S. Treasury 10-Year Notes	December 2016	$13,637,000	$(24,609)
233	U.S. Treasury 10-Year Ultra Notes	December 2016	33,588,406	(311,868)
			$47,225,406	$(336,477)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
CDX North America Investment Grade 26 Index	$40,000,000	Sell	1.00%	6/20/21	0.69%	$127,835	$579,584
CDX North America Investment Grade 27 Index	40,000,000	Sell	1.00%	12/20/21	0.75%	109,222	515,201
						$237,057	$1,094,785

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†    Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $2,018,313.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $625,702,976, which represented 10.5% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Forward commitment. Settlement date is indicated.

(6)	Collateral has been received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of securities received was $1,210,000.

(7)	The rate indicated is the yield to maturity at purchase.

(8)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $6,271,746,426)	$6,471,782,913
Foreign currency holdings, at value (cost of $629,135)	607,142
Receivable for investments sold	90,292,624
Receivable for capital shares sold	3,591,153
Receivable for variation margin on futures contracts	81,484
Receivable for variation margin on swap agreements	125,099
Unrealized appreciation on forward foreign currency exchange contracts	888,284
Interest receivable	33,557,352
6,600,926,051

Liabilities
Payable for collateral received for forward commitments	1,210,000
Payable for investments purchased	650,683,680
Payable for capital shares redeemed	6,173,684
Unrealized depreciation on forward foreign currency exchange contracts	3,796
Accrued management fees	2,268,437
Distribution and service fees payable	167,954
Dividends payable	85,798
660,593,349

Net Assets	$5,940,332,702

Net Assets Consist of:
Capital paid in	$5,734,891,464
Undistributed net investment income	1,687,912
Undistributed net realized gain	2,722,936
Net unrealized appreciation	201,030,390
$5,940,332,702

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$2,266,292,957	204,846,313	$11.06
Institutional Class	$2,993,717,094	270,578,494	$11.06
A Class	$458,556,755	41,432,962	$11.07*
C Class	$79,466,355	7,181,465	$11.07
R Class	$21,286,763	1,923,409	$11.07
R6 Class	$121,012,778	10,935,624	$11.07
*Maximum offering price $11.59 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$68,578,683

Expenses:
Management fees	12,962,547
Distribution and service fees:
A Class	570,976
C Class	404,864
R Class	52,846
Trustees' fees and expenses	162,126
Other expenses	203,595
14,356,954

Net investment income (loss)	54,221,729

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	14,186,409
Futures contract transactions	375,266
Swap agreement transactions	(1,034,633)
Foreign currency transactions	(346,370)
13,180,672

Change in net unrealized appreciation (depreciation) on:
Investments	72,375,447
Futures contracts	(267,182)
Swap agreements	467,896
Translation of assets and liabilities in foreign currencies	5,117,335
77,693,496

Net realized and unrealized gain (loss)	90,874,168

Net Increase (Decrease) in Net Assets Resulting from Operations	$145,095,897

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED) AND YEAR ENDED MARCH 31, 2016
Increase (Decrease) in Net Assets	September 30, 2016	March 31, 2016
Operations
Net investment income (loss)	$54,221,729	$105,170,141
Net realized gain (loss)	13,180,672	2,863,287
Change in net unrealized appreciation (depreciation)	77,693,496	(41,018,454)
Net increase (decrease) in net assets resulting from operations	145,095,897	67,014,974

Distributions to Shareholders
From net investment income:
Investor Class	(24,329,966)	(54,352,472)
Institutional Class	(27,912,003)	(66,543,357)
A Class	(4,466,414)	(11,125,155)
B Class	—	(31,889)
C Class	(488,144)	(1,327,237)
R Class	(180,107)	(406,875)
R6 Class	(1,298,262)	(2,194,507)
Decrease in net assets from distributions	(58,674,896)	(135,981,492)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	840,991,369	(231,851,342)

Net increase (decrease) in net assets	927,412,370	(300,817,860)

Net Assets
Beginning of period	5,012,920,332	5,313,738,192
End of period	$5,940,332,702	$5,012,920,332

Undistributed net investment income	$1,687,912	$6,141,079

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2016 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. On October 16, 2015, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 10% of the shares of the fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class and 0.0000% to 0.0600% for the R6 Class. The effective annual management fee for each class for the six months ended September 30, 2016 was 0.59% for the Investor Class, A Class, C Class and R Class, 0.39% for the Institutional Class and 0.34% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2016 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2016 totaled $4,530,585,022, of which $4,006,550,909 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2016 totaled $3,674,408,766, of which $3,241,601,968 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2016		Year ended March 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	26,857,462	$295,391,072	53,545,639	$577,229,620
Issued in reinvestment of distributions	2,162,095	23,830,259	4,881,718	52,579,258
Redeemed	(19,196,825)	(211,308,963)	(50,545,399)	(544,645,783)
	9,822,732	107,912,368	7,881,958	85,163,095
Institutional Class
Sold	86,866,634	956,829,551	64,927,663	701,543,612
Issued in reinvestment of distributions	2,240,538	24,698,925	5,509,950	59,386,284
Redeemed	(24,374,362)	(268,388,450)	(103,072,900)	(1,109,910,699)
	64,732,810	713,140,026	(32,635,287)	(348,980,803)
A Class
Sold	6,828,011	75,149,373	17,285,821	188,346,625
Issued in reinvestment of distributions	400,644	4,417,674	1,007,641	10,851,284
Redeemed	(7,544,958)	(82,997,941)	(14,555,526)	(157,138,602)
	(316,303)	(3,430,894)	3,737,936	42,059,307
B Class	N/A
Sold			278	3,010
Issued in reinvestment of distributions			2,404	26,047
Redeemed			(547,597)	(5,935,418)
			(544,915)	(5,906,361)
C Class
Sold	458,470	5,039,602	1,276,522	13,788,265
Issued in reinvestment of distributions	36,514	402,483	98,917	1,063,892
Redeemed	(757,793)	(8,350,118)	(1,526,068)	(16,464,043)
	(262,809)	(2,908,033)	(150,629)	(1,611,886)
R Class
Sold	465,432	5,104,529	1,150,071	12,481,730
Issued in reinvestment of distributions	16,332	180,107	37,589	404,991
Redeemed	(428,501)	(4,711,235)	(1,227,535)	(13,255,183)
	53,263	573,401	(39,875)	(368,462)
R6 Class
Sold	3,052,486	33,711,322	3,038,262	32,849,977
Issued in reinvestment of distributions	117,702	1,298,262	203,595	2,194,500
Redeemed	(846,163)	(9,305,083)	(3,421,737)	(37,250,709)
	2,324,025	25,704,501	(179,880)	(2,206,232)
Net increase (decrease)	76,353,718	$840,991,369	(21,930,692)	$(231,851,342)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$2,118,283,200	—
Corporate Bonds	—	1,760,219,774	—
U.S. Government Agency Mortgage-Backed Securities	—	1,453,257,883	—
Collateralized Mortgage Obligations	—	295,712,105	—
Commercial Mortgage-Backed Securities	—	272,005,712	—
Asset-Backed Securities	—	242,372,662	—
Sovereign Governments and Agencies	—	91,708,518	—
U.S. Government Agency Securities	—	90,676,515	—
Municipal Securities	—	79,923,362	—
Temporary Cash Investments	$2,481,565	65,141,617	—
	$2,481,565	$6,469,301,348	—
Other Financial Instruments
Futures Contracts	$265,018	—	—
Swap Agreements	—	$1,094,785	—
Forward Foreign Currency Exchange Contracts	—	888,284	—
	$265,018	$1,983,069	—

Liabilities
Other Financial Instruments
Futures Contracts	$336,477	—	—
Forward Foreign Currency Exchange Contracts	—	$3,796	—
	$336,477	$3,796	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $80,000,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $280,549,878.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 988 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $50,000,000.

Value of Derivative Instruments as of September 30, 2016

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$125,099	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	888,284	Unrealized depreciation on forward foreign currency exchange contracts	$3,796
Interest Rate Risk	Receivable for variation margin on futures contracts*	81,484	Payable for variation margin on futures contracts*	—
		$1,094,867		$3,796

* Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2016

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$3,367	Change in net unrealized appreciation (depreciation) on swap agreements	$237,057
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(405,053)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	5,220,757
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	375,266	Change in net unrealized appreciation (depreciation) on futures contracts	(267,182)
Other Contracts	Net realized gain (loss) on swap agreement transactions	(1,038,000)	Change in net unrealized appreciation (depreciation) on swap agreements	230,839
		$(1,064,420)		$5,421,471

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,272,118,314
Gross tax appreciation of investments	$213,744,506
Gross tax depreciation of investments	(14,079,907)
Net tax appreciation (depreciation) of investments	$199,664,599

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2016, the fund had accumulated long-term capital losses of $(8,372,503), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$10.88	0.11	0.19	0.30	(0.12)	—	(0.12)	$11.06	2.78%	0.60%(4)	2.03%(4)	65%	$2,266,293
2016	$11.01	0.22	(0.06)	0.16	(0.29)	—	(0.29)	$10.88	1.49%	0.60%	2.04%	174%	$2,122,636
2015	$10.69	0.23	0.35	0.58	(0.26)	—	(0.26)	$11.01	5.47%	0.60%	2.10%	153%	$2,060,908
2014	$11.08	0.22	(0.26)	(0.04)	(0.26)	(0.09)	(0.35)	$10.69	(0.35)%	0.60%	2.01%	140%	$1,622,821
2013	$11.01	0.24	0.20	0.44	(0.27)	(0.10)	(0.37)	$11.08	4.02%	0.60%	2.11%	115%	$1,875,447
2012	$10.70	0.33	0.51	0.84	(0.39)	(0.14)	(0.53)	$11.01	8.02%	0.61%	2.95%	91%	$1,733,194
Institutional Class
2016(3)	$10.88	0.12	0.19	0.31	(0.13)	—	(0.13)	$11.06	2.88%	0.40%(4)	2.23%(4)	65%	$2,993,717
2016	$11.01	0.24	(0.06)	0.18	(0.31)	—	(0.31)	$10.88	1.69%	0.40%	2.24%	174%	$2,240,569
2015	$10.69	0.25	0.35	0.60	(0.28)	—	(0.28)	$11.01	5.68%	0.40%	2.30%	153%	$2,626,563
2014	$11.08	0.24	(0.26)	(0.02)	(0.28)	(0.09)	(0.37)	$10.69	(0.15)%	0.40%	2.21%	140%	$2,380,507
2013	$11.01	0.26	0.21	0.47	(0.30)	(0.10)	(0.40)	$11.08	4.23%	0.40%	2.31%	115%	$3,302,704
2012	$10.70	0.34	0.52	0.86	(0.41)	(0.14)	(0.55)	$11.01	8.23%	0.41%	3.15%	91%	$2,694,616

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$10.89	0.10	0.19	0.29	(0.11)	—	(0.11)	$11.07	2.65%	0.85%(4)	1.78%(4)	65%	$458,557
2016	$11.02	0.19	(0.06)	0.13	(0.26)	—	(0.26)	$10.89	1.24%	0.85%	1.79%	174%	$454,565
2015	$10.69	0.20	0.36	0.56	(0.23)	—	(0.23)	$11.02	5.30%	0.85%	1.85%	153%	$418,741
2014	$11.09	0.19	(0.27)	(0.08)	(0.23)	(0.09)	(0.32)	$10.69	(0.69)%	0.85%	1.76%	140%	$343,248
2013	$11.01	0.21	0.21	0.42	(0.24)	(0.10)	(0.34)	$11.09	3.86%	0.85%	1.86%	115%	$653,771
2012	$10.71	0.30	0.50	0.80	(0.36)	(0.14)	(0.50)	$11.01	7.65%	0.86%	2.70%	91%	$675,514
C Class
2016(3)	$10.89	0.06	0.19	0.25	(0.07)	—	(0.07)	$11.07	2.27%	1.60%(4)	1.03%(4)	65%	$79,466
2016	$11.01	0.11	(0.05)	0.06	(0.18)	—	(0.18)	$10.89	0.57%	1.60%	1.04%	174%	$81,039
2015	$10.69	0.12	0.35	0.47	(0.15)	—	(0.15)	$11.01	4.42%	1.60%	1.10%	153%	$83,655
2014	$11.09	0.11	(0.27)	(0.16)	(0.15)	(0.09)	(0.24)	$10.69	(1.43)%	1.60%	1.01%	140%	$91,892
2013	$11.01	0.13	0.21	0.34	(0.16)	(0.10)	(0.26)	$11.09	3.08%	1.60%	1.11%	115%	$168,357
2012	$10.70	0.22	0.51	0.73	(0.28)	(0.14)	(0.42)	$11.01	6.94%	1.61%	1.95%	91%	$172,879
R Class
2016(3)	$10.89	0.08	0.19	0.27	(0.09)	—	(0.09)	$11.07	2.52%	1.10%(4)	1.53%(4)	65%	$21,287
2016	$11.02	0.17	(0.07)	0.10	(0.23)	—	(0.23)	$10.89	0.98%	1.10%	1.54%	174%	$20,362
2015	$10.70	0.18	0.34	0.52	(0.20)	—	(0.20)	$11.02	4.94%	1.10%	1.60%	153%	$21,041
2014	$11.09	0.16	(0.25)	(0.09)	(0.21)	(0.09)	(0.30)	$10.70	(0.84)%	1.10%	1.51%	140%	$23,114
2013	$11.01	0.18	0.22	0.40	(0.22)	(0.10)	(0.32)	$11.09	3.60%	1.10%	1.61%	115%	$32,758
2012	$10.71	0.27	0.51	0.78	(0.34)	(0.14)	(0.48)	$11.01	7.38%	1.11%	2.45%	91%	$31,886

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2016(3)	$10.89	0.13	0.19	0.32	(0.14)	—	(0.14)	$11.07	2.91%	0.35%(4)	2.28%(4)	65%	$121,013
2016	$11.01	0.25	(0.06)	0.19	(0.31)	—	(0.31)	$10.89	1.83%	0.35%	2.29%	174%	$93,751
2015	$10.69	0.24	0.37	0.61	(0.29)	—	(0.29)	$11.01	5.73%	0.35%	2.35%	153%	$96,829
2014(5)	$10.72	0.17	0.09	0.26	(0.20)	(0.09)	(0.29)	$10.69	2.39%	0.35%(4)	2.33%(4)	140%(6)	$26

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2016 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through March 31, 2014.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2014.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2016, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on June 13, 2016, to vote on the following proposal. The proposal received the required number of votes and was adopted. A summary of voting results is listed below.

To elect four trustees to the Board of Trustees of American Century Investment Trust:

	Affirmative	Withhold
Tanya S. Beder	$11,245,587,866	$88,169,279
Jeremy I. Bulow	$11,247,094,163	$86,662,982
Anne Casscells	$11,241,523,389	$92,233,756
Jonathan D. Levin	$11,242,680,933	$91,076,212
The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, Ronald J. Gilson, Frederick L. A. Grauer, Peter F. Pervere and John B. Shoven.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90814 1611

Semiannual Report

September 30, 2016

High-Yield Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Despite Brexit Shock, Markets Produced Positive, Central Bank-Boosted Returns

The reporting period was unusual in that virtually all mutual fund asset classes posted positive performance, led by gold, U.S. small-cap stocks, and emerging markets (EM) stocks. Even as those higher-risk/higher-volatility asset classes outperformed, government bonds also produced solid returns. Simultaneous positive performance across all asset classes is rare. How did it happen? Massive central bank stimulus—amplified in the wake of China- and energy market-related volatility in early 2016 and the unexpected U.K. vote to leave the European Union (Brexit) in June—helped boost most markets for the reporting period.

Continued central bank stimulus encouraged relatively aggressive investor behavior, including demand for equities and higher-yielding bond sectors, including high-yield corporates and EM debt. At the same time, central bank stimulus also included large volumes of bond purchases and low interest rate targets, which helped drive interest rates lower and government bond prices higher. Oil’s rebound from its January 2016 lows and stabilization of China’s economy also supported investor sentiment, as well as repeated decisions by the Federal Reserve (Fed) to keep its expected interest rate hikes on hold.

The reporting period featured many surprises, including weaker-than-expected global growth, Brexit, the quick market rebound from Brexit, the Republican nomination of Donald Trump, and concerns about the stability of major European banks. Central bank stimulus provided market support, but possible changes loom ahead—the Fed might raise rates as early as December, and other central banks might taper their bond purchases in future months. Meanwhile, the U.S. continues to be swayed by other global factors, including increasing populism and anti-globalization. We’re watching the aftermath of the U.S. elections and the Italian constitutional referendum to see if themes that Brexit spotlighted—nationalism/isolationism, anti-immigration, anti-trade agreements, distrust of career politicians—shape future U.S. and European government leadership. We appreciate your continued trust in us during this potentially turbulent period.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2016
Portfolio at a Glance
Average Duration (effective)	3.8 years
Weighted Average Life	4.8 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	93.8%
Collateralized Mortgage Obligations	0.5%
Commercial Mortgage-Backed Securities	0.4%
Asset-Backed Securities	0.3%
Common Stocks	0.2%
Sovereign Governments and Agencies	0.1%
Exchange-Traded Funds	0.1%
Temporary Cash Investments	3.5%
Other Assets and Liabilities	1.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Expenses Paid During Period(1) 4/1/16 - 9/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,092.00	$4.46	0.85%
Institutional Class	$1,000	$1,093.10	$3.41	0.65%
A Class	$1,000	$1,090.70	$5.77	1.10%
C Class	$1,000	$1,086.60	$9.68	1.85%
R Class	$1,000	$1,089.30	$7.07	1.35%
R6 Class	$1,000	$1,093.40	$3.15	0.60%
Hypothetical
Investor Class	$1,000	$1,020.81	$4.31	0.85%
Institutional Class	$1,000	$1,021.81	$3.29	0.65%
A Class	$1,000	$1,019.55	$5.57	1.10%
C Class	$1,000	$1,015.79	$9.35	1.85%
R Class	$1,000	$1,018.30	$6.83	1.35%
R6 Class	$1,000	$1,022.06	$3.04	0.60%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

SEPTEMBER 30, 2016 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 93.8%
Aerospace and Defense — 1.2%
Bombardier, Inc., 5.50%, 9/15/18(1)	$1,890,000	$1,927,800
Bombardier, Inc., 4.75%, 4/15/19(1)	475,000	464,313
Bombardier, Inc., 5.75%, 3/15/22(1)	1,500,000	1,350,000
Bombardier, Inc., 6.00%, 10/15/22(1)	665,000	600,162
Bombardier, Inc., 7.50%, 3/15/25(1)	1,100,000	1,017,500
KLX, Inc., 5.875%, 12/1/22(1)	845,000	878,800
TransDigm, Inc., 5.50%, 10/15/20	990,000	1,020,319
TransDigm, Inc., 6.00%, 7/15/22	1,650,000	1,749,000
TransDigm, Inc., 6.375%, 6/15/26(1)	2,775,000	2,892,937
		11,900,831
Air Freight and Logistics — 0.1%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	860,000	901,925
Airlines — 0.2%
American Airlines Group, Inc., 4.625%, 3/1/20(1)	1,350,000	1,368,563
United Continental Holdings, Inc., 6.375%, 6/1/18	250,000	263,750
		1,632,313
Auto Components — 1.2%
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	500,000	522,500
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	1,330,000	1,411,463
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	1,450,000	1,537,000
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	1,935,000	2,022,075
Schaeffler Finance BV, 4.25%, 5/15/21(1)	1,475,000	1,519,250
Schaeffler Finance BV, 4.75%, 5/15/21(1)	225,000	233,550
Tenneco, Inc., 5.00%, 7/15/26	1,700,000	1,727,625
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	976,000	1,035,780
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	1,415,000	1,491,056
		11,500,299
Automobiles — 0.5%
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	3,615,000	3,733,861
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(1)	1,000,000	1,026,250
		4,760,111
Banks — 1.4%
Barclays Bank plc, 7.625%, 11/21/22	1,150,000	1,279,806
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	1,840,000	1,876,800
CGG SA, 6.50%, 6/1/21	640,000	315,200
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18	920,000	952,596
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	2,800,000	2,560,410
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)	2,750,000	3,077,594
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	470,000	498,703
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17	1,800,000	1,755,000
Sberbank of Russia Via SB Capital SA, MTN, 5.40%, 3/24/17	1,000,000	1,015,651
		13,331,760
Biotechnology — 0.4%
Concordia International Corp., 9.50%, 10/21/22(1)	1,350,000	941,625
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(1)	1,885,000	1,809,600

6

	Principal Amount	Value
Concordia International Corp., 7.00%, 4/15/23(1)	$1,235,000	$796,575
		3,547,800
Building Products — 0.1%
Masco Corp., 5.95%, 3/15/22	700,000	799,750
Masco Corp., 4.45%, 4/1/25	415,000	443,012
USG Corp., 7.875%, 3/30/20(1)	250,000	260,938
		1,503,700
Capital Markets — 0.2%
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	1,665,000	1,985,513
Chemicals — 1.6%
Ashland LLC, 4.75%, 8/15/22	2,500,000	2,609,375
Blue Cube Spinco, Inc., 9.75%, 10/15/23(1)	1,905,000	2,247,900
Chemours Co. (The), 6.625%, 5/15/23	1,250,000	1,228,125
Hexion, Inc., 8.875%, 2/1/18	1,450,000	1,392,000
Hexion, Inc., 6.625%, 4/15/20	1,450,000	1,279,625
Huntsman International LLC, 4.875%, 11/15/20	975,000	1,023,750
Huntsman International LLC, 5.125%, 11/15/22	705,000	736,725
INEOS Group Holdings SA, 5.625%, 8/1/24(1)	2,250,000	2,213,437
Platform Specialty Products Corp., 10.375%, 5/1/21(1)	250,000	270,625
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	700,000	684,250
Tronox Finance LLC, 6.375%, 8/15/20	925,000	857,938
WR Grace & Co-Conn, 5.125%, 10/1/21(1)	1,100,000	1,171,500
		15,715,250
Commercial Services and Supplies — 1.4%
ACCO Brands Corp., 6.75%, 4/30/20	450,000	477,000
ADT Corp. (The), 6.25%, 10/15/21	2,000,000	2,185,000
Clean Harbors, Inc., 5.25%, 8/1/20	1,075,000	1,107,788
Covanta Holding Corp., 5.875%, 3/1/24	2,241,000	2,257,807
Envision Healthcare Corp., 5.125%, 7/1/22(1)	2,260,000	2,260,000
Global A&T Electronics Ltd., 10.00%, 2/1/19(1)	250,000	199,375
Iron Mountain, Inc., 5.75%, 8/15/24	2,850,000	2,942,625
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)	1,900,000	2,075,750
		13,505,345
Communications Equipment — 0.6%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	1,001,000	1,112,362
Avaya, Inc., 7.00%, 4/1/19(1)	1,350,000	1,002,375
CommScope, Inc., 5.50%, 6/15/24(1)	863,000	913,701
Nokia Oyj, 5.375%, 5/15/19	700,000	756,875
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	2,210,000	2,326,025
		6,111,338
Construction and Engineering — 0.3%
SBA Communications Corp., 5.625%, 10/1/19	1,000,000	1,028,130
SBA Communications Corp., 4.875%, 7/15/22	1,500,000	1,556,250
		2,584,380
Construction Materials — 1.0%
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/1/17	950,000	900,125
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	1,010,000	1,164,025
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	1,404,000	1,446,120
Ply Gem Industries, Inc., 6.50%, 2/1/22	2,650,000	2,739,437

7

	Principal Amount	Value
Standard Industries, Inc., 6.00%, 10/15/25(1)	$850,000	$913,750
USG Corp., 5.875%, 11/1/21(1)	1,100,000	1,152,250
USG Corp., 5.50%, 3/1/25(1)	1,015,000	1,092,394
		9,408,101
Consumer Finance — 1.9%
CIT Group, Inc., 5.50%, 2/15/19(1)	1,500,000	1,590,000
CIT Group, Inc., 3.875%, 2/19/19	1,000,000	1,023,750
CIT Group, Inc., 5.00%, 8/15/22	2,290,000	2,438,850
CIT Group, Inc., 5.00%, 8/1/23	1,250,000	1,326,563
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	1,325,000	1,434,313
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	500,000	426,875
Navient Corp., 5.00%, 10/26/20	1,300,000	1,285,375
Navient Corp., 5.50%, 1/25/23	5,250,000	4,836,562
OneMain Financial Holdings LLC, 6.75%, 12/15/19(1)	1,000,000	1,057,250
Springleaf Finance Corp., 7.75%, 10/1/21	200,000	210,500
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	2,250,000	2,370,937
		18,000,975
Containers and Packaging — 3.5%
AEP Industries, Inc., 8.25%, 4/15/19	1,234,000	1,281,329
ARD Finance SA, PIK, 7.125%, 9/15/23(1)	1,000,000	997,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21(1)	2,950,000	3,060,625
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	200,000	207,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	3,000,000	3,217,500
Ball Corp., 5.00%, 3/15/22	1,450,000	1,575,062
Ball Corp., 4.00%, 11/15/23	1,395,000	1,410,694
Ball Corp., 5.25%, 7/1/25	895,000	967,719
Berry Plastics Corp., 5.50%, 5/15/22	1,580,000	1,643,200
Berry Plastics Corp., 5.125%, 7/15/23	1,180,000	1,205,813
BWAY Holding Co., 9.125%, 8/15/21(1)	2,090,000	2,194,500
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	1,600,000	1,674,000
Novelis Corp., 6.25%, 8/15/24(1)	950,000	1,011,750
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	865,000	930,416
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19	301,000	310,406
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	1,500,000	1,548,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	1,125,000	1,167,190
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.25%, 2/15/21	1,400,000	1,460,815
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	1,400,000	1,447,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	3,500,000	3,760,312
Sealed Air Corp., 5.125%, 12/1/24(1)	1,950,000	2,069,437
		33,141,768
Diversified Consumer Services — 0.2%
Service Corp. International / US, 5.375%, 1/15/22	1,000,000	1,045,000

8

	Principal Amount	Value
Service Corp. International / US, 5.375%, 5/15/24	$500,000	$532,500
		1,577,500
Diversified Financial Services — 2.4%
Ally Financial, Inc., 5.50%, 2/15/17	1,000,000	1,013,415
Ally Financial, Inc., 6.25%, 12/1/17	1,650,000	1,718,062
Ally Financial, Inc., 4.75%, 9/10/18	1,200,000	1,245,000
Ally Financial, Inc., 3.50%, 1/27/19	2,950,000	2,983,187
Ally Financial, Inc., 8.00%, 3/15/20	1,607,000	1,840,015
Ally Financial, Inc., 4.125%, 2/13/22	2,000,000	2,027,500
Ally Financial, Inc., 4.625%, 3/30/25	290,000	298,338
Ally Financial, Inc., 5.75%, 11/20/25	2,445,000	2,567,250
Ally Financial, Inc., 8.00%, 11/1/31	750,000	928,125
Deutsche Bank AG, 4.50%, 4/1/25	820,000	745,451
HUB International Ltd., 7.875%, 10/1/21(1)	1,475,000	1,508,188
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,080,000	1,088,100
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	1,460,000	1,408,900
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(1)	845,000	828,100
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21	1,385,000	1,364,225
Societe Generale SA, VRN, 5.92%, 4/5/17(1)	1,000,000	1,013,950
		22,577,806
Diversified Telecommunication Services — 4.5%
CenturyLink, Inc., 5.625%, 4/1/20	4,300,000	4,563,375
CenturyLink, Inc., 7.65%, 3/15/42	1,725,000	1,496,438
Frontier Communications Corp., 7.125%, 3/15/19	1,775,000	1,912,562
Frontier Communications Corp., 8.50%, 4/15/20	1,020,000	1,106,700
Frontier Communications Corp., 10.50%, 9/15/22	2,385,000	2,537,044
Frontier Communications Corp., 7.125%, 1/15/23	2,885,000	2,704,687
Frontier Communications Corp., 6.875%, 1/15/25	1,620,000	1,439,775
Frontier Communications Corp., 11.00%, 9/15/25	2,595,000	2,715,019
Hughes Satellite Systems Corp., 6.50%, 6/15/19	900,000	987,750
Hughes Satellite Systems Corp., 5.25%, 8/1/26(1)	1,725,000	1,707,750
Inmarsat Finance plc, 4.875%, 5/15/22(1)	630,000	601,650
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	3,360,000	2,721,600
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,440,000	1,903,200
Intelsat Luxembourg SA, 7.75%, 6/1/21	1,500,000	506,250
Intelsat Luxembourg SA, 8.125%, 6/1/23	650,000	222,625
Level 3 Financing, Inc., 5.375%, 8/15/22	2,320,000	2,433,100
Level 3 Financing, Inc., 5.375%, 5/1/25	660,000	690,525
SoftBank Group Corp., 4.50%, 4/15/20(1)	2,015,000	2,090,562
Sprint Capital Corp., 6.90%, 5/1/19	3,100,000	3,224,000
Sprint Capital Corp., 8.75%, 3/15/32	1,000,000	1,028,750
Telecom Italia Capital SA, 6.375%, 11/15/33	3,590,000	3,670,775
Windstream Services LLC, 7.75%, 10/15/20	1,200,000	1,230,000
Windstream Services LLC, 7.75%, 10/1/21	600,000	600,000
Windstream Services LLC, 6.375%, 8/1/23	1,250,000	1,140,625
		43,234,762
Electronic Equipment, Instruments and Components — 0.3%
Sanmina Corp., 4.375%, 6/1/19(1)	2,460,000	2,570,700

9

	Principal Amount	Value
Energy Equipment and Services — 1.2%
Basic Energy Services, Inc., 7.75%, 2/15/19(2)(3)	$550,000	$206,250
Ensco plc, 4.70%, 3/15/21	1,575,000	1,416,712
FTS International, Inc., 6.25%, 5/1/22	810,000	313,875
Pacific Drilling SA, 5.375%, 6/1/20(1)	1,325,000	372,656
Pacific Drilling V Ltd., 7.25%, 12/1/17(1)	125,000	51,172
Paragon Offshore plc, 7.25%, 8/15/24(1)(2)(3)	1,100,000	310,750
Petroleum Geo-Services ASA, 7.375%, 12/15/18(1)	375,000	298,125
Precision Drilling Corp., 5.25%, 11/15/24	1,350,000	1,107,000
SESI LLC, 6.375%, 5/1/19	1,225,000	1,221,938
Transocean, Inc., 3.75%, 10/15/17	1,265,000	1,277,650
Transocean, Inc., 6.00%, 3/15/18	850,000	858,500
Transocean, Inc., 9.00%, 7/15/23(1)	1,085,000	1,060,588
Weatherford International Ltd., 7.75%, 6/15/21	1,400,000	1,391,250
Weatherford International Ltd., 4.50%, 4/15/22	2,215,000	1,882,750
		11,769,216
Equity Real Estate Investment Trusts (REITs) — 1.0%
Communications Sales & Leasing, Inc. / CSL Capital LLC, 6.00%, 4/15/23(1)	500,000	520,000
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23	2,180,000	2,298,788
Corrections Corp. of America, 4.125%, 4/1/20	1,350,000	1,279,125
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21	1,000,000	1,040,000
Equinix, Inc., 4.875%, 4/1/20	750,000	780,937
Equinix, Inc., 5.375%, 4/1/23	845,000	890,419
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24(1)	1,700,000	1,848,240
PLA Administradora Industrial S de RL de CV, 5.25%, 11/10/22(1)	200,000	204,500
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	1,000,000	1,035,000
		9,897,009
Financial Services — 0.6%
PetSmart, Inc., 7.125%, 3/15/23(1)	3,580,000	3,767,950
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	1,930,000	2,161,600
		5,929,550
Food and Staples Retailing — 1.1%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24(1)	1,700,000	1,772,250
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(1)	450,000	388,688
Dollar Tree, Inc., 5.25%, 3/1/20	500,000	521,250
Dollar Tree, Inc., 5.75%, 3/1/23	275,000	297,344
Horizon Pharma, Inc., 6.625%, 5/1/23	1,485,000	1,407,037
Rite Aid Corp., 6.75%, 6/15/21	1,000,000	1,055,187
Rite Aid Corp., 6.125%, 4/1/23(1)	3,110,000	3,362,687
SUPERVALU, Inc., 6.75%, 6/1/21	1,495,000	1,405,300
Tesco plc, 6.15%, 11/15/37(1)	830,000	835,031
		11,044,774
Food Products — 1.9%
JBS Investments GmbH, 7.25%, 4/3/24(1)	350,000	357,875
JBS USA LUX SA / JBS USA Finance, Inc., 8.25%, 2/1/20(1)	950,000	984,438
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(1)	750,000	774,375
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	1,010,000	1,010,000
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	1,475,000	1,456,562

10

	Principal Amount	Value
Marfrig Holdings Europe BV, 8.00%, 6/8/23(1)	$1,800,000	$1,848,600
Minerva Luxembourg SA, 6.50%, 9/20/26(1)	800,000	789,160
NBTY, Inc., 7.625%, 5/15/21(1)	950,000	973,579
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	3,365,000	3,482,775
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	1,150,000	1,185,938
Post Holdings, Inc., 7.75%, 3/15/24(1)	1,175,000	1,321,875
Post Holdings, Inc., 5.00%, 8/15/26(1)	2,500,000	2,493,750
Smithfield Foods, Inc., 6.625%, 8/15/22	1,475,000	1,567,187
		18,246,114
Gas Utilities — 3.8%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20	1,325,000	1,341,563
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	510,000	518,925
Energy Transfer Equity LP, 5.875%, 1/15/24	2,185,000	2,277,862
Energy Transfer Equity LP, 5.50%, 6/1/27	1,430,000	1,430,000
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	850,000	880,073
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	1,975,000	1,945,375
MPLX LP, 4.875%, 12/1/24	885,000	917,341
MPLX LP, 4.875%, 6/1/25	1,742,000	1,804,038
NGPL PipeCo LLC, 7.12%, 12/15/17(1)	750,000	787,500
NGPL PipeCo LLC, 9.625%, 6/1/19(1)	500,000	528,125
NuStar Logistics LP, 4.75%, 2/1/22	550,000	547,250
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	1,350,000	1,395,247
Rockies Express Pipeline LLC, 5.625%, 4/15/20(1)	2,930,000	3,105,800
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,000,000	1,068,750
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	1,000,000	1,100,000
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	2,610,000	2,799,225
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	2,515,000	2,713,056
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18	950,000	985,625
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	562,000	584,480
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,686,000	1,637,527
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25(1)(4)	833,000	836,124
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	1,000,000	1,070,000
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	950,000	1,018,875
Williams Cos., Inc. (The), 4.55%, 6/24/24	4,825,000	4,943,454
		36,236,215
Health Care Equipment and Supplies — 1.4%
Alere, Inc., 6.50%, 6/15/20	1,250,000	1,256,250
Alere, Inc., 6.375%, 7/1/23(1)	1,910,000	1,957,750
Crimson Merger Sub, Inc., 6.625%, 5/15/22(1)	625,000	553,125
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(1)	850,000	792,625
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	2,402,000	2,525,703

11

	Principal Amount	Value
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	$900,000	$897,750
Kinetic Concepts, Inc. / KCI USA, Inc., 9.625%, 10/1/21(1)	835,000	837,088
Mallinckrodt International Finance SA, 4.75%, 4/15/23	2,240,000	2,027,200
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	1,150,000	1,139,937
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	945,000	909,562
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50%, 4/15/25(1)	525,000	501,375
		13,398,365
Health Care Providers and Services — 6.7%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	1,650,000	1,641,750
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	1,050,000	1,071,000
Acadia Healthcare Co., Inc., 6.50%, 3/1/24	100,000	105,000
Amsurg Corp., 5.625%, 7/15/22	2,385,000	2,447,606
Centene Corp., 5.625%, 2/15/21	2,000,000	2,130,000
Centene Corp., 6.125%, 2/15/24	2,000,000	2,175,000
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	1,500,000	1,477,500
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	2,100,000	1,962,450
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	975,000	967,688
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	2,400,000	2,076,000
DaVita, Inc., 5.75%, 8/15/22	2,250,000	2,365,312
DaVita, Inc., 5.125%, 7/15/24	2,907,000	2,970,591
DaVita, Inc., 5.00%, 5/1/25	850,000	855,313
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,350,000	1,535,625
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(1)	1,525,000	1,608,875
HCA, Inc., 4.25%, 10/15/19	500,000	522,500
HCA, Inc., 6.50%, 2/15/20	1,645,000	1,825,950
HCA, Inc., 7.50%, 2/15/22	2,250,000	2,587,500
HCA, Inc., 5.875%, 3/15/22	500,000	555,000
HCA, Inc., 4.75%, 5/1/23	2,000,000	2,090,000
HCA, Inc., 5.00%, 3/15/24	2,475,000	2,629,687
HCA, Inc., 5.375%, 2/1/25	2,500,000	2,584,375
HCA, Inc., 7.69%, 6/15/25	2,400,000	2,709,384
HealthSouth Corp., 5.75%, 11/1/24	990,000	1,030,214
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	3,450,000	3,139,500
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(1)	1,350,000	1,407,375
Kindred Healthcare, Inc., 8.00%, 1/15/20	1,080,000	1,104,300
Kindred Healthcare, Inc., 6.375%, 4/15/22	720,000	684,900
Kindred Healthcare, Inc., 8.75%, 1/15/23	175,000	175,656
LifePoint Health, Inc., 5.50%, 12/1/21	1,500,000	1,567,500
Tenet Healthcare Corp., 5.00%, 3/1/19	2,510,000	2,478,625
Tenet Healthcare Corp., 8.00%, 8/1/20	1,600,000	1,620,000
Tenet Healthcare Corp., 6.00%, 10/1/20	2,100,000	2,226,000
Tenet Healthcare Corp., 4.50%, 4/1/21	1,465,000	1,481,481
Tenet Healthcare Corp., 8.125%, 4/1/22	2,410,000	2,422,050
Tenet Healthcare Corp., 6.75%, 6/15/23	2,720,000	2,536,400
Universal Health Services, Inc., 5.00%, 6/1/26(1)	1,700,000	1,774,375
		64,542,482
Hotels, Restaurants and Leisure — 5.6%
1011778 BC ULC / New Red Finance, Inc., 6.00%, 4/1/22(1)	3,085,000	3,239,250

12

	Principal Amount	Value
Aramark Services, Inc., 5.125%, 1/15/24(1)	$1,285,000	$1,339,613
Boyd Gaming Corp., 6.875%, 5/15/23	1,748,000	1,906,037
Boyd Gaming Corp., 6.375%, 4/1/26(1)	1,250,000	1,346,875
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	1,250,000	1,298,438
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.00%, 10/1/21	1,500,000	1,621,875
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.375%, 5/1/22	250,000	268,750
CEC Entertainment, Inc., 8.00%, 2/15/22	250,000	250,313
Eldorado Resorts, Inc., 7.00%, 8/1/23	2,165,000	2,308,431
FelCor Lodging LP, 5.625%, 3/1/23	775,000	800,188
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(1)	2,685,000	2,832,675
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	2,550,000	2,613,750
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	2,880,000	2,966,610
International Game Technology plc, 6.25%, 2/15/22(1)	1,785,000	1,908,843
International Game Technology plc, 6.50%, 2/15/25(1)	3,275,000	3,545,187
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(1)	900,000	954,000
MGM Resorts International, 8.625%, 2/1/19	750,000	849,375
MGM Resorts International, 5.25%, 3/31/20	2,300,000	2,461,000
MGM Resorts International, 7.75%, 3/15/22	250,000	290,625
MGM Resorts International, 6.00%, 3/15/23	2,750,000	2,990,625
MGM Resorts International, 4.625%, 9/1/26	1,000,000	980,000
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	885,000	915,975
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	800,000	874,000
Scientific Games International, Inc., 6.25%, 9/1/20	455,000	352,625
Scientific Games International, Inc., 7.00%, 1/1/22(1)	3,505,000	3,724,062
Scientific Games International, Inc., 10.00%, 12/1/22	1,755,000	1,632,150
Station Casinos LLC, 7.50%, 3/1/21	4,060,000	4,298,281
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	2,900,000	2,932,625
Wynn Macau Ltd., 5.25%, 10/15/21(1)	1,325,000	1,344,875
Yum! Brands, Inc., 3.75%, 11/1/21	725,000	738,594
		53,585,647
Household Durables — 2.6%
Beazer Homes USA, Inc., 8.75%, 3/15/22(1)	930,000	983,475
Beazer Homes USA, Inc., 7.25%, 2/1/23	1,059,000	1,059,000
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	1,225,000	1,243,375
CalAtlantic Group, Inc., 8.375%, 5/15/18	850,000	933,937
CalAtlantic Group, Inc., 5.375%, 10/1/22	500,000	523,750
Century Communities, Inc., 6.875%, 5/15/22	845,000	857,675
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(1)	3,450,000	2,346,000
KB Home, 4.75%, 5/15/19	500,000	513,125
KB Home, 8.00%, 3/15/20	500,000	559,375
KB Home, 7.00%, 12/15/21	400,000	432,000
Meritage Homes Corp., 7.00%, 4/1/22	750,000	840,000
PulteGroup, Inc., 5.50%, 3/1/26	1,680,000	1,772,400
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	1,275,000	1,281,375

13

	Principal Amount	Value
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(1)	$3,640,000	$3,767,400
Toll Brothers Finance Corp., 6.75%, 11/1/19	680,000	768,400
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,950,000	3,090,125
WCI Communities, Inc., 6.875%, 8/15/21	2,000,000	2,130,000
William Lyon Homes, Inc., 8.50%, 11/15/20	2,075,000	2,178,750
		25,280,162
Household Products — 0.5%
Energizer Holdings, Inc., 5.50%, 6/15/25(1)	1,320,000	1,362,900
Spectrum Brands, Inc., 6.625%, 11/15/22	1,680,000	1,827,000
Spectrum Brands, Inc., 5.75%, 7/15/25	1,170,000	1,269,450
		4,459,350
Industrial Conglomerates — 1.0%
Algeco Scotsman Global Finance plc, 10.75%, 10/15/19(1)	1,100,000	665,500
HD Supply, Inc., 7.50%, 7/15/20	2,300,000	2,389,125
HD Supply, Inc., 5.25%, 12/15/21(1)	880,000	933,900
Jack Cooper Enterprises, Inc., PIK, 10.50%, 3/15/19(1)	622,353	164,924
Jack Cooper Holdings Corp., 9.25%, 6/1/20	275,000	188,375
Milacron LLC / Mcron Finance Corp., 7.75%, 2/15/21(1)	100,000	104,500
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	3,558,000	3,620,265
Wise Metals Group LLC / Wise Alloys Finance Corp., 8.75%, 12/15/18(1)	1,550,000	1,588,750
		9,655,339
Insurance — 1.3%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19	1,000,000	1,023,750
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.50%, 5/15/21	2,850,000	2,988,937
Genworth Holdings, Inc., 7.625%, 9/24/21	1,135,000	1,089,600
Genworth Holdings, Inc., VRN, 6.15%, 11/15/16	1,400,000	633,500
International Lease Finance Corp., 8.75%, 3/15/17	1,200,000	1,235,867
International Lease Finance Corp., 6.25%, 5/15/19	1,250,000	1,357,812
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)	2,400,000	2,058,000
USI, Inc., 7.75%, 1/15/21(1)	500,000	510,000
Voya Financial, Inc., VRN, 5.65%, 5/15/23	1,250,000	1,251,563
		12,149,029
Internet Software and Services — 0.5%
IAC/InterActiveCorp, 4.75%, 12/15/22	475,000	464,313
Match Group, Inc., 6.75%, 12/15/22	1,000,000	1,067,500
Netflix, Inc., 5.375%, 2/1/21	500,000	546,250
Netflix, Inc., 5.75%, 3/1/24	2,000,000	2,160,000
VeriSign, Inc., 4.625%, 5/1/23	500,000	509,375
VeriSign, Inc., 5.25%, 4/1/25	250,000	263,750
		5,011,188
IT Services — 1.0%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	855,000	884,925
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	1,045,000	1,120,763
First Data Corp., 5.375%, 8/15/23(1)	450,000	464,625
First Data Corp., 7.00%, 12/1/23(1)	3,850,000	4,081,000
First Data Corp., 5.00%, 1/15/24(1)	845,000	860,844

14

	Principal Amount	Value
First Data Corp., 5.75%, 1/15/24(1)	$2,370,000	$2,444,062
		9,856,219
Machinery — 0.4%
Case New Holland Industrial, Inc., 7.875%, 12/1/17	458,000	488,915
CNH Industrial Capital LLC, 3.375%, 7/15/19	1,175,000	1,201,438
Navistar International Corp., 8.25%, 11/1/21	1,024,000	1,018,880
Terex Corp., 6.00%, 5/15/21	725,000	744,031
		3,453,264
Marine — 0.4%
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	4,115,000	3,888,675
Media — 11.7%
Altice Financing SA, 6.50%, 1/15/22(1)	1,455,000	1,540,481
Altice Financing SA, 6.625%, 2/15/23(1)	3,520,000	3,625,600
Altice Financing SA, 7.50%, 5/15/26(1)	2,000,000	2,087,500
Altice Finco SA, 7.625%, 2/15/25(1)	1,300,000	1,311,375
Altice Luxembourg SA, 7.75%, 5/15/22(1)	1,955,000	2,094,294
Altice Luxembourg SA, 7.625%, 2/15/25(1)	1,685,000	1,739,762
Altice US Finance I Corp., 5.375%, 7/15/23(1)	1,655,000	1,717,062
Altice US Finance I Corp., 5.50%, 5/15/26(1)	875,000	905,625
AMC Entertainment, Inc., 5.875%, 2/15/22	500,000	520,000
AMC Entertainment, Inc., 5.75%, 6/15/25	495,000	502,425
Cablevision Systems Corp., 5.875%, 9/15/22	1,500,000	1,368,750
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	2,900,000	3,037,750
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	3,160,000	3,306,150
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	675,000	709,594
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	3,170,000	3,368,125
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	2,460,000	2,472,300
Cinemark USA, Inc., 5.125%, 12/15/22	600,000	618,000
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	2,750,000	2,727,969
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	1,000,000	1,037,138
Clearwire Communications LLC / Clearwire Finance, Inc., 14.75%, 12/1/16(1)	500,000	510,000
CSC Holdings LLC, 10.125%, 1/15/23(1)	1,215,000	1,404,844
CSC Holdings LLC, 6.625%, 10/15/25(1)	640,000	696,000
CSC Holdings LLC, 7.625%, 7/15/18	1,200,000	1,296,000
CSC Holdings LLC, 6.75%, 11/15/21	1,675,000	1,775,500
CSC Holdings LLC, 10.875%, 10/15/25(1)	1,360,000	1,594,600
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	675,000	276,750
DISH DBS Corp., 4.625%, 7/15/17	1,500,000	1,530,000
DISH DBS Corp., 6.75%, 6/1/21	2,050,000	2,214,000
DISH DBS Corp., 5.00%, 3/15/23	3,180,000	3,100,500
DISH DBS Corp., 5.875%, 11/15/24	2,975,000	2,948,969
Gray Television, Inc., 5.125%, 10/15/24(1)	1,925,000	1,893,719
Gray Television, Inc., 5.875%, 7/15/26(1)	450,000	454,500
GTH Finance BV, 7.25%, 4/26/23(1)	2,800,000	3,045,837
iHeartCommunications, Inc., 10.00%, 1/15/18	1,000,000	660,000
iHeartCommunications, Inc., 9.00%, 3/1/21	1,750,000	1,310,312
iHeartCommunications, Inc., 10.625%, 3/15/23	500,000	375,000

15

	Principal Amount	Value
Lamar Media Corp., 5.875%, 2/1/22	$1,450,000	$1,517,062
Lamar Media Corp., 5.00%, 5/1/23	1,400,000	1,484,000
Lamar Media Corp., 5.375%, 1/15/24	500,000	528,750
McClatchy Co. (The), 9.00%, 12/15/22	450,000	464,625
Nexstar Escrow Corp., 5.625%, 8/1/24(1)	1,425,000	1,439,250
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	1,028,000	1,053,700
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	1,275,000	1,321,219
Regal Entertainment Group, 5.75%, 3/15/22	1,250,000	1,290,625
RR Donnelley & Sons Co., 6.00%, 4/1/24	1,500,000	1,496,250
Sable International Finance Ltd., 6.875%, 8/1/22	1,196,000	1,246,830
SFR Group SA, 6.00%, 5/15/22(1)	3,940,000	4,033,575
SFR Group SA, 7.375%, 5/1/26(1)	3,700,000	3,786,728
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,000,000	1,038,750
Sinclair Television Group, Inc., 6.125%, 10/1/22	250,000	265,000
Sinclair Television Group, Inc., 5.625%, 8/1/24(1)	1,250,000	1,281,250
Sirius XM Radio, Inc., 5.75%, 8/1/21(1)	1,000,000	1,047,275
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	1,850,000	1,856,937
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	1,000,000	1,068,750
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	1,250,000	1,293,750
Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	500,000	507,383
TEGNA, Inc., 5.125%, 7/15/20	1,000,000	1,033,750
TEGNA, Inc., 5.50%, 9/15/24(1)	1,500,000	1,554,375
Unitymedia GmbH, 6.125%, 1/15/25(1)	1,000,000	1,053,750
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.00%, 1/15/25(1)	650,000	661,375
Univision Communications, Inc., 8.50%, 5/15/21(1)	540,000	559,060
Univision Communications, Inc., 5.125%, 5/15/23(1)	1,000,000	1,017,500
Univision Communications, Inc., 5.125%, 2/15/25(1)	1,345,000	1,358,450
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	1,125,000	1,135,856
UPCB Finance VI Ltd., 6.875%, 1/15/22(1)	400,000	420,000
Videotron Ltd., 5.00%, 7/15/22	1,000,000	1,047,500
Virgin Media Finance plc, 5.75%, 1/15/25(1)	2,300,000	2,337,375
Virgin Media Secured Finance plc, 5.375%, 4/15/21(1)	450,000	470,813
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	2,005,000	2,045,100
Virgin Media Secured Finance plc, 5.50%, 8/15/26(1)	1,670,000	1,707,575
WideOpenWest Finance LLC / WideOpenWest Capital Corp., 10.25%, 7/15/19	625,000	658,594
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	1,590,000	1,617,825
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	1,825,000	1,913,969
WMG Acquisition Corp., 6.00%, 1/15/21(1)	225,000	234,000
WMG Acquisition Corp., 5.625%, 4/15/22(1)	2,070,000	2,150,212
Ziggo Bond Finance BV, 5.875%, 1/15/25(1)	1,035,000	1,040,175
		111,815,394
Metals and Mining — 4.6%
AK Steel Corp., 7.625%, 5/15/20	1,250,000	1,225,000
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	250,000	260,313
Alcoa, Inc., 5.40%, 4/15/21	910,000	977,113
Alcoa, Inc., 5.125%, 10/1/24	2,420,000	2,586,375
Aleris International, Inc., 9.50%, 4/1/21(1)	850,000	918,000
Allegheny Technologies, Inc., 5.95%, 1/15/21	1,320,000	1,250,700
Anglo American Capital plc, 3.625%, 5/14/20(1)	2,000,000	2,010,000

16

	Principal Amount	Value
Anglo American Capital plc, 4.875%, 5/14/25(1)	$1,500,000	$1,537,500
ArcelorMittal, 6.50%, 3/1/21	1,525,000	1,704,187
ArcelorMittal, 6.125%, 6/1/25	1,925,000	2,107,875
ArcelorMittal, 7.75%, 3/1/41	2,000,000	2,095,000
Cliffs Natural Resources, Inc., 7.75%, 3/31/20(1)	941,000	884,540
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(1)	1,090,000	1,162,213
First Quantum Minerals Ltd., 6.75%, 2/15/20(1)	543,000	504,990
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)	2,170,000	1,942,150
FMG Resources August 2006 Pty Ltd., 9.75%, 3/1/22(1)	1,410,000	1,642,650
Freeport-McMoRan, Inc., 2.30%, 11/14/17	1,750,000	1,750,000
Freeport-McMoRan, Inc., 3.55%, 3/1/22	4,000,000	3,660,000
Freeport-McMoRan, Inc., 5.40%, 11/14/34	3,250,000	2,713,750
HudBay Minerals, Inc., 9.50%, 10/1/20	855,000	861,626
Kinross Gold Corp., 5.125%, 9/1/21	500,000	520,000
Lundin Mining Corp., 7.875%, 11/1/22(1)	850,000	909,500
New Gold, Inc., 6.25%, 11/15/22(1)	415,000	426,413
Novelis Corp., 5.875%, 9/30/26(1)	2,805,000	2,878,631
Steel Dynamics, Inc., 5.25%, 4/15/23	1,430,000	1,490,775
Teck Resources Ltd., 4.75%, 1/15/22	2,095,000	2,052,890
Teck Resources Ltd., 8.50%, 6/1/24(1)	950,000	1,090,125
Teck Resources Ltd., 6.25%, 7/15/41	670,000	644,875
United States Steel Corp., 7.375%, 4/1/20	353,000	353,000
United States Steel Corp., 8.375%, 7/1/21(1)	1,450,000	1,589,562
		43,749,753
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
iStar, Inc., 9.00%, 6/1/17	100,000	103,750
iStar, Inc., 5.00%, 7/1/19	975,000	976,102
		1,079,852
Multi-Utilities — 3.3%
AES Corp., 4.875%, 5/15/23	2,725,000	2,796,531
AES Corp., 6.00%, 5/15/26	1,900,000	2,006,875
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	1,725,000	1,832,813
Calpine Corp., 5.375%, 1/15/23	2,310,000	2,312,888
Calpine Corp., 5.50%, 2/1/24	500,000	496,250
Calpine Corp., 5.75%, 1/15/25	4,035,000	3,994,650
Calpine Corp., 5.25%, 6/1/26(1)	1,000,000	1,015,000
Dynegy, Inc., 6.75%, 11/1/19	800,000	824,000
Dynegy, Inc., 7.375%, 11/1/22	2,645,000	2,625,162
Dynegy, Inc., 7.625%, 11/1/24	800,000	789,600
GenOn Energy, Inc., 9.50%, 10/15/18	725,000	576,375
GenOn Energy, Inc., 9.875%, 10/15/20	680,000	510,000
Illinois Power Generating Co., 7.00%, 4/15/18	300,000	121,500
IPALCO Enterprises, Inc., 5.00%, 5/1/18	1,000,000	1,047,500
NRG Energy, Inc., 7.625%, 1/15/18	397,000	424,790
NRG Energy, Inc., 6.25%, 7/15/22	2,860,000	2,917,200
NRG Energy, Inc., 6.25%, 5/1/24	2,440,000	2,488,800
NRG Energy, Inc., 7.25%, 5/15/26(1)	1,900,000	1,942,750
Talen Energy Supply LLC, 4.625%, 7/15/19(1)	1,475,000	1,393,875
Talen Energy Supply LLC, 6.50%, 6/1/25	1,400,000	1,130,500
		31,247,059

17

	Principal Amount	Value
Multiline Retail — 0.3%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	$645,000	$370,875
J.C. Penney Corp., Inc., 5.75%, 2/15/18	500,000	520,000
J.C. Penney Corp., Inc., 5.65%, 6/1/20	845,000	851,236
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(1)	1,185,000	989,475
		2,731,586
Oil, Gas and Consumable Fuels — 7.1%
Antero Resources Corp., 5.125%, 12/1/22	2,350,000	2,379,375
Antero Resources Corp., 5.625%, 6/1/23	920,000	941,850
California Resources Corp., 8.00%, 12/15/22(1)	2,096,000	1,404,320
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	850,000	699,125
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	1,740,000	1,805,250
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	850,000	845,750
Cenovus Energy, Inc., 5.70%, 10/15/19	1,300,000	1,396,317
Cenovus Energy, Inc., 6.75%, 11/15/39	1,800,000	1,954,858
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24(1)	875,000	949,375
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	2,271,000	2,305,065
Comstock Resources, Inc., PIK, 10.00%, 3/15/20	845,000	785,850
Concho Resources, Inc., 5.50%, 10/1/22	2,200,000	2,293,500
Concho Resources, Inc., 5.50%, 4/1/23	2,250,000	2,331,562
CONSOL Energy, Inc., 5.875%, 4/15/22	2,135,000	1,974,875
Continental Resources, Inc., 5.00%, 9/15/22	2,326,000	2,326,000
Continental Resources, Inc., 3.80%, 6/1/24	1,860,000	1,711,200
Continental Resources, Inc., 4.90%, 6/1/44	875,000	739,375
Denbury Resources, Inc., 4.625%, 7/15/23	785,000	525,950
Encana Corp., 3.90%, 11/15/21	900,000	904,032
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	1,500,000	1,072,500
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	2,405,000	2,212,600
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	1,035,000	926,325
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	665,000	588,525
Halcon Resources Corp., 8.625%, 2/1/20(1)	2,330,000	2,347,475
Halcon Resources Corp., 12.00%, 2/15/22(1)	390,000	391,950
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(1)	860,000	860,000
Laredo Petroleum, Inc., 6.25%, 3/15/23	1,025,000	1,009,625
MEG Energy Corp., 7.00%, 3/31/24(1)	1,200,000	954,000
Newfield Exploration Co., 5.75%, 1/30/22	1,000,000	1,037,500
Newfield Exploration Co., 5.375%, 1/1/26	500,000	503,750
Oasis Petroleum, Inc., 6.875%, 3/15/22	2,075,000	1,997,187
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20	500,000	518,250
Petrobras Global Finance BV, 4.875%, 3/17/20	1,500,000	1,519,215
Petrobras Global Finance BV, 8.375%, 5/23/21	1,000,000	1,098,200
QEP Resources, Inc., 5.375%, 10/1/22	3,110,000	3,102,225
Range Resources Corp., 5.75%, 6/1/21(1)	1,000,000	1,017,500
Range Resources Corp., 5.00%, 8/15/22(1)	1,500,000	1,500,000
Rice Energy, Inc., 6.25%, 5/1/22	550,000	570,625
Sabine Pass LNG LP, 6.50%, 11/1/20	1,485,000	1,537,903
SM Energy Co., 6.50%, 1/1/23	500,000	507,500
SM Energy Co., 5.00%, 1/15/24	1,310,000	1,237,950
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	1,390,000	1,417,800

18

	Principal Amount	Value
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	$1,975,000	$2,009,562
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20(1)	1,890,000	1,906,538
Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23(4)	808,000	834,260
Tesoro Corp., 4.25%, 10/1/17	1,000,000	1,025,000
Tesoro Corp., 5.375%, 10/1/22	150,000	156,563
Whiting Petroleum Corp., 5.75%, 3/15/21	1,725,000	1,621,500
WPX Energy, Inc., 6.00%, 1/15/22	1,500,000	1,488,750
WPX Energy, Inc., 8.25%, 8/1/23	845,000	914,358
YPF SA, 8.875%, 12/19/18	1,500,000	1,665,000
		67,823,765
Paper and Forest Products — 0.1%
Sappi Papier Holding GmbH, 7.75%, 7/15/17(1)	625,000	640,625
Personal Products — 0.1%
Avon Products, Inc., 7.00%, 3/15/23	1,000,000	901,250
Pharmaceuticals — 2.0%
Capsugel SA, PIK, 7.00%, 5/15/19(1)	811,000	813,536
Endo Finance LLC / Endo Finco, Inc., 7.25%, 1/15/22(1)	730,000	704,450
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(1)	1,740,000	1,548,600
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(1)	1,665,000	1,523,475
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.50%, 2/1/25(1)	1,370,000	1,217,588
Quintiles Transnational Corp., 4.875%, 5/15/23(1)	1,700,000	1,755,250
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20(1)	1,500,000	1,395,000
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	1,300,000	1,225,250
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	1,300,000	1,228,500
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(1)	1,750,000	1,631,875
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(1)	3,125,000	2,687,500
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	3,770,000	3,256,337
		18,987,361
Real Estate Management and Development — 0.1%
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(1)	1,430,000	1,494,350
Semiconductors and Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	260,000	268,125
Advanced Micro Devices, Inc., 7.00%, 7/1/24	651,000	642,862
Amkor Technology, Inc., 6.375%, 10/1/22	1,000,000	1,036,250
Micron Technology, Inc., 5.25%, 8/1/23(1)	1,480,000	1,457,800
Micron Technology, Inc., 5.50%, 2/1/25	1,975,000	1,945,375
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	730,000	776,537
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(1)	225,000	235,688
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)	2,000,000	2,100,000
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(1)	1,115,000	1,198,625
		9,661,262
Software — 0.7%
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	250,000	228,125
IMS Health, Inc., 5.00%, 10/15/26(1)	835,000	870,487
Infor US, Inc., 6.50%, 5/15/22	4,908,000	4,993,890
Nuance Communications, Inc., 5.375%, 8/15/20(1)	754,000	774,735
		6,867,237
Specialty Retail — 2.9%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	1,910,000	1,976,850
Ashtead Capital, Inc., 5.625%, 10/1/24(1)	2,487,000	2,630,002
19

	Principal Amount	Value
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(1)	$1,150,000	$1,157,906
Claire's Stores, Inc., 9.00%, 3/15/19(1)	100,000	55,500
Herc Rentals, Inc., 7.50%, 6/1/22(1)	1,250,000	1,296,875
Hertz Corp. (The), 4.25%, 4/1/18	100,000	103,000
Hertz Corp. (The), 5.875%, 10/15/20	450,000	465,188
Hertz Corp. (The), 7.375%, 1/15/21	1,550,000	1,614,480
Hertz Corp. (The), 6.25%, 10/15/22	850,000	879,750
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,370,000	1,423,088
Party City Holdings, Inc., 6.125%, 8/15/23(1)	1,015,000	1,087,319
Rent-A-Center, Inc., 6.625%, 11/15/20	1,175,000	1,139,750
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	1,000,000	1,060,000
Serta Simmons Bedding LLC, 8.125%, 10/1/20(1)	3,692,000	3,865,062
Sonic Automotive, Inc., 7.00%, 7/15/22	800,000	848,000
Sonic Automotive, Inc., 5.00%, 5/15/23	850,000	841,500
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	900,000	897,750
United Rentals North America, Inc., 6.125%, 6/15/23	825,000	870,375
United Rentals North America, Inc., 4.625%, 7/15/23	1,985,000	2,042,069
United Rentals North America, Inc., 5.50%, 7/15/25	3,050,000	3,137,687
		27,392,151
Technology Hardware, Storage and Peripherals — 1.9%
CommScope Technologies Finance LLC, 6.00%, 6/15/25(1)	3,970,000	4,252,862
Dell, Inc., 5.875%, 6/15/19	1,250,000	1,345,313
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 6/15/21(1)	950,000	1,009,782
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24(1)	3,500,000	3,851,683
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(1)	1,090,000	1,197,825
NCR Corp., 5.00%, 7/15/22	1,725,000	1,772,437
Western Digital Corp., 7.375%, 4/1/23(1)	1,000,000	1,100,000
Western Digital Corp., 10.50%, 4/1/24(1)	2,945,000	3,427,244
		17,957,146
Textiles, Apparel and Luxury Goods — 0.9%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	1,700,000	1,753,125
L Brands, Inc., 6.625%, 4/1/21	750,000	868,125
L Brands, Inc., 5.625%, 2/15/22	2,250,000	2,517,187
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	3,465,000	3,257,100
PVH Corp., 4.50%, 12/15/22	500,000	523,750
		8,919,287
Wireless Telecommunication Services — 3.0%
Digicel Group Ltd., 8.25%, 9/30/20	1,867,000	1,631,291
Sprint Communications, Inc., 9.00%, 11/15/18(1)	500,000	553,125
Sprint Communications, Inc., 7.00%, 3/1/20(1)	1,100,000	1,190,750
Sprint Communications, Inc., 7.00%, 8/15/20	1,170,000	1,181,700
Sprint Communications, Inc., 6.00%, 11/15/22	1,750,000	1,647,187
Sprint Corp., 7.25%, 9/15/21	3,000,000	3,030,000
Sprint Corp., 7.875%, 9/15/23	1,365,000	1,385,475
Sprint Corp., 7.125%, 6/15/24	4,100,000	4,018,000
Sprint Corp., 7.625%, 2/15/25	1,010,000	1,004,950
T-Mobile USA, Inc., 6.46%, 4/28/19	480,000	489,600
T-Mobile USA, Inc., 6.625%, 11/15/20	1,250,000	1,285,938

20

	Principal Amount	Value
T-Mobile USA, Inc., 6.63%, 4/28/21	$1,500,000	$1,584,375
T-Mobile USA, Inc., 6.125%, 1/15/22	1,100,000	1,172,875
T-Mobile USA, Inc., 6.625%, 4/1/23	3,220,000	3,469,550
T-Mobile USA, Inc., 6.375%, 3/1/25	2,000,000	2,180,000
T-Mobile USA, Inc., 6.50%, 1/15/26	2,600,000	2,889,250
		28,714,066
TOTAL CORPORATE BONDS (Cost $885,354,585)		897,876,919
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 0.5%
Private Sponsor Collateralized Mortgage Obligation — 0.1%
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	866,609	849,560
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FNMA, Series 2016-C04, Class 1M2, VRN, 4.78%, 10/25/16	2,310,000	2,378,312
FNMA, Series 2016-C05, Class 2M2, VRN, 4.98%, 10/25/16	1,620,000	1,675,699
		4,054,011
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,793,360)		4,903,571
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 0.4%
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.47%, 10/15/16(1) (Cost $4,000,000)	4,000,000	3,963,699
ASSET-BACKED SECURITIES(5) — 0.3%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(1)	598,403	626,079
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	987,861	1,053,306
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.375%, 5/15/23	906,658	944,058
TOTAL ASSET-BACKED SECURITIES (Cost $2,497,396)		2,623,443
COMMON STOCKS — 0.2%
Banks†
CIT Group, Inc.	9,111	330,729
Health Care Providers and Services — 0.1%
Express Scripts Holding Co.(2)	10,800	761,724
Media — 0.1%
Charter Communications, Inc., Class A(2)	4,713	1,272,369
Oil, Gas and Consumable Fuels†
Comstock Resources, Inc.(2)	2,324	17,755
TOTAL COMMON STOCKS (Cost $1,664,492)		2,382,577
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.875%, 4/22/21(1) (Cost $1,000,000)	$1,000,000	1,091,000
EXCHANGE-TRADED FUNDS — 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $946,896)	10,600	924,956
TEMPORARY CASH INVESTMENTS(6) — 3.5%
Concord Minutemen Capital Co. LLC, 0.41%, 10/3/16(1)(7)	$33,000,000	32,998,790

21

	Principal Amount	Value
Credit Agricole Corporate and Investment Bank, 0.29%, 10/3/16(7)	$806,000	$805,976
TOTAL TEMPORARY CASH INVESTMENTS (Cost $33,805,254)		33,804,766
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $934,061,983)		947,570,931
OTHER ASSETS AND LIABILITIES — 1.1%		10,169,823
TOTAL NET ASSETS — 100.0%		$957,740,754

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,025,928	USD	3,844,785	UBS AG	12/21/16	$(4,894)
BRL	6,287,001	USD	1,832,678	UBS AG	12/21/16	57,140
USD	4,810,254	CAD	6,201,442	JPMorgan Chase Bank N.A.	12/21/16	80,661
USD	997,559	CAD	1,317,576	JPMorgan Chase Bank N.A.	12/21/16	(7,304)
USD	929,534	CAD	1,228,546	JPMorgan Chase Bank N.A.	12/21/16	(7,430)
USD	2,859,516	CHF	2,757,889	JPMorgan Chase Bank N.A.	12/21/16	7,192
USD	3,831,370	CLP	2,560,121,722	UBS AG	12/21/16	(36,535)
COP	8,303,020,694	USD	2,851,312	UBS AG	12/21/16	(9,606)
IDR	50,688,875,348	USD	3,848,814	UBS AG	12/21/16	8,259
IDR	10,620,082,315	USD	812,678	UBS AG	12/21/16	(4,564)
USD	1,851,918	ILS	6,942,470	JPMorgan Chase Bank N.A.	12/21/16	(4,373)
USD	1,933,956	ILS	7,248,080	UBS AG	12/21/16	(4,049)
INR	192,696,991	USD	2,867,728	UBS AG	12/21/16	(6,387)
INR	121,869,293	USD	1,812,992	UBS AG	12/21/16	(3,365)
JPY	255,709,253	USD	2,559,058	JPMorgan Chase Bank N.A.	12/21/16	(28,660)
USD	2,430,146	JPY	246,250,378	JPMorgan Chase Bank N.A.	12/21/16	(6,650)
USD	2,434,504	JPY	248,928,570	JPMorgan Chase Bank N.A.	12/21/16	(28,795)
USD	3,920,838	KRW	4,268,028,376	UBS AG	12/21/16	48,738
MXN	141,277,801	USD	7,613,702	JPMorgan Chase Bank N.A.	12/21/16	(390,071)
MYR	15,760,389	USD	3,881,391	UBS AG	12/21/16	(70,290)
NOK	8,097,380	USD	995,535	JPMorgan Chase Bank N.A.	12/21/16	17,539
NOK	31,003,173	USD	3,847,416	JPMorgan Chase Bank N.A.	12/21/16	31,430
USD	2,892,068	NOK	23,673,019	JPMorgan Chase Bank N.A.	12/21/16	(69,694)
NZD	3,928,334	USD	2,850,812	JPMorgan Chase Bank N.A.	12/21/16	1,020
USD	3,838,358	PHP	179,942,206	UBS AG	12/21/16	131,069
USD	991,116	PHP	48,138,510	UBS AG	12/21/16	(665)
PLN	7,437,676	USD	1,946,832	UBS AG	12/21/16	(4,660)
USD	1,929,148	PLN	7,437,676	UBS AG	12/21/16	(13,024)
USD	1,886,876	PLN	7,250,697	UBS AG	12/21/16	(6,471)
RUB	124,574,279	USD	1,889,837	UBS AG	12/21/16	57,050
SEK	24,543,866	USD	2,919,198	JPMorgan Chase Bank N.A.	12/21/16	(46,844)
USD	1,892,564	SGD	2,573,793	JPMorgan Chase Bank N.A.	12/21/16	4,609
USD	3,913,244	TWD	121,296,879	UBS AG	12/21/16	16,565
ZAR	26,992,296	USD	1,881,775	JPMorgan Chase Bank N.A.	12/21/16	55,738
USD	1,934,391	ZAR	26,992,296	JPMorgan Chase Bank N.A.	12/21/16	(3,122)
						$(240,443)

22

SWAP AGREEMENTS

CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
CDX North America High Yield 27 Index	$10,000,000	Sell	5.00%	12/20/21	4.01%	$75,102	$453,463

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Bank of America N.A./ Camden Property Trust	$850,000	Buy	1.00%	12/20/19	$(3,881)	$(3,050)	$(6,931)
Barclays Bank plc/ AES Corp. (The)(8)	850,000	Sell	5.00%	9/20/17	30,853	9,729	40,582
Barclays Bank plc/ Calpine Corp.(8)	850,000	Sell	5.00%	9/20/17	25,202	11,817	37,019
Barclays Bank plc/ Dominion Resources, Inc.(8)	850,000	Buy	1.00%	6/20/20	(19,298)	(2,438)	(21,736)
Barclays Bank plc/ NRG Energy, Inc.(8)	850,000	Sell	5.00%	9/20/17	28,662	8,953	37,615
Barclays Bank plc/ Parker Drilling Co.(8)	850,000	Sell	5.00%	9/20/17	26,929	(18,293)	8,636
Barclays Bank plc/ Procter & Gamble Co. (The)(8)	850,000	Buy	1.00%	6/20/20	(25,642)	(661)	(26,303)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	850,000	Buy	1.00%	9/20/19	(6,477)	(5,684)	(12,161)
Deutsche Bank AG/ International Business Machines Corp.	850,000	Buy	1.00%	9/20/19	(13,599)	(5,292)	(18,891)
Goldman Sachs & Co./ Kellogg Co.	850,000	Buy	1.00%	12/20/19	(9,919)	(5,564)	(15,483)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	850,000	Buy	1.00%	6/20/20	19,709	(12,166)	7,543
Goldman Sachs & Co./ Starwood Hotels & Resorts	850,000	Buy	1.00%	6/20/20	(6,319)	(17,378)	(23,697)
Morgan Stanley & Co./ D.R. Horton, Inc.	850,000	Sell	1.00%	6/20/20	(14,602)	23,140	8,538
Morgan Stanley & Co./ Frontier Communications Corp.	850,000	Sell	5.00%	9/20/17	29,448	8,273	37,721
Morgan Stanley & Co./ HCA, Inc.	850,000	Sell	5.00%	9/20/17	32,181	8,109	40,290

23

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Morgan Stanley & Co./ Hertz Corp. (The)	$850,000	Sell	5.00%	9/20/17	$31,914	$7,252	$39,166
Morgan Stanley & Co./ International Lease Finance Corp.	850,000	Sell	5.00%	9/20/17	29,885	9,081	38,966
Morgan Stanley & Co./ Lennar Corp.	850,000	Sell	5.00%	6/20/20	88,705	22,424	111,129
Morgan Stanley & Co./ Mondelez International, Inc.	850,000	Buy	1.00%	9/20/19	(13,599)	(3,561)	(17,160)
Morgan Stanley & Co./ PepsiCo, Inc.	850,000	Buy	1.00%	9/20/19	(14,845)	(4,240)	(19,085)
					$215,307	$30,451	$245,758

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

24

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
FNMA	-	Federal National Mortgage Association
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $393,930,791, which represented 41.1% of total net assets.

(2)	Non-income producing.

(3)	Security is in default.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Category includes collateral received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $360,000.

(7)	The rate indicated is the yield to maturity at purchase.

(8)	Collateral has been received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of securities received was $195,798.

See Notes to Financial Statements.

25

Statement of Assets and Liabilities

SEPTEMBER 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $934,061,983)	$947,570,931
Cash	2,735
Deposits with broker for swap agreements	525,768
Receivable for investments sold	1,850,095
Receivable for capital shares sold	3,323,444
Receivable for variation margin on swap agreements	64,111
Unrealized appreciation on forward foreign currency exchange contracts	517,010
Swap agreements, at value (including net premiums paid (received) of $328,886)	407,205
Interest and dividends receivable	15,504,161
969,765,460

Liabilities
Payable for collateral received for swap agreements	360,000
Payable for investments purchased	5,543,942
Payable for capital shares redeemed	4,628,814
Unrealized depreciation on forward foreign currency exchange contracts	757,453
Swap agreements, at value (including net premiums paid (received) of $(113,579))	161,447
Accrued management fees	559,504
Distribution and service fees payable	13,546
12,024,706

Net Assets	$957,740,754

Net Assets Consist of:
Capital paid in	$981,355,119
Distributions in excess of net investment income	(470,379)
Accumulated net realized loss	(36,518,044)
Net unrealized appreciation	13,374,058
$957,740,754

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$327,424,418	57,433,690	$5.70
Institutional Class	$522,023,616	91,510,555	$5.70
A Class	$25,241,407	4,426,118	$5.70*
C Class	$10,064,948	1,764,633	$5.70
R Class	$1,367,702	239,758	$5.70
R6 Class	$71,618,663	12,569,334	$5.70
*Maximum offering price $5.97 (net asset value divided by 0.955).

See Notes to Financial Statements.

26

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$28,284,295
Dividends	27,260
28,311,555

Expenses:
Management fees	3,343,038
Distribution and service fees:
A Class	29,506
C Class	49,521
R Class	3,630
Trustees' fees and expenses	29,349
Other expenses	21,524
3,476,568

Net investment income (loss)	24,834,987

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(7,161,612)
Swap agreement transactions	1,762,793
Foreign currency transactions	(1,418,155)
(6,816,974)

Change in net unrealized appreciation (depreciation) on:
Investments	65,025,722
Swap agreements	(1,213,044)
Translation of assets and liabilities in foreign currencies	(2,767)
63,809,911

Net realized and unrealized gain (loss)	56,992,937

Net Increase (Decrease) in Net Assets Resulting from Operations	$81,827,924

See Notes to Financial Statements.

27

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED) AND YEAR ENDED MARCH 31, 2016
Increase (Decrease) in Net Assets	September 30, 2016	March 31, 2016
Operations
Net investment income (loss)	$24,834,987	$44,212,948
Net realized gain (loss)	(6,816,974)	(27,125,980)
Change in net unrealized appreciation (depreciation)	63,809,911	(51,261,241)
Net increase (decrease) in net assets resulting from operations	81,827,924	(34,174,273)

Distributions to Shareholders
From net investment income:
Investor Class	(8,883,402)	(16,227,172)
Institutional Class	(13,895,371)	(24,581,232)
A Class	(601,980)	(1,542,518)
C Class	(215,331)	(531,265)
R Class	(35,220)	(86,551)
R6 Class	(1,719,558)	(2,692,775)
Decrease in net assets from distributions	(25,350,862)	(45,661,513)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(7,735,201)	186,374,984

Net increase (decrease) in net assets	48,741,861	106,539,198

Net Assets
Beginning of period	908,998,893	802,459,695
End of period	$957,740,754	$908,998,893

Undistributed (distributions in excess of) net investment income	$(470,379)	$45,496

See Notes to Financial Statements.

28

Notes to Financial Statements

SEPTEMBER 30, 2016 (UNAUDITED)
1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

29

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S.

30

federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 71% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.5425% to 0.6600%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class and 0.0000% to 0.0600% for the R6 Class. The effective annual management fee for each class for the six months ended September 30, 2016 was 0.84% for the Investor Class, A Class, C Class and R Class, 0.64% for the Institutional Class and 0.59% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2016 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

31

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2016 totaled $148,176,680, of which $3,930,000 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2016 totaled $99,771,505, none of which were U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2016		Year ended March 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	12,940,346	$72,069,326	50,065,991	$275,468,547
Issued in reinvestment of distributions	1,547,428	8,641,733	2,802,207	15,480,835
Redeemed	(21,331,089)	(117,763,396)	(40,248,421)	(223,377,567)
	(6,843,315)	(37,052,337)	12,619,777	67,571,815
Institutional Class
Sold	4,102,457	22,846,212	25,710,256	141,622,201
Issued in reinvestment of distributions	2,440,467	13,647,658	4,434,893	24,490,317
Redeemed	(3,233,013)	(18,054,637)	(10,282,692)	(55,969,696)
	3,309,911	18,439,233	19,862,457	110,142,822
A Class
Sold	598,405	3,378,310	545,038	3,038,642
Issued in reinvestment of distributions	104,848	585,625	267,398	1,485,390
Redeemed	(866,853)	(4,799,031)	(2,119,117)	(11,741,439)
	(163,600)	(835,096)	(1,306,681)	(7,217,407)
C Class
Sold	114,378	636,493	228,689	1,268,401
Issued in reinvestment of distributions	34,360	192,030	82,614	459,093
Redeemed	(191,993)	(1,066,452)	(960,321)	(5,351,534)
	(43,255)	(237,929)	(649,018)	(3,624,040)
R Class
Sold	17,447	96,562	42,068	231,781
Issued in reinvestment of distributions	6,273	35,042	15,583	86,293
Redeemed	(86,846)	(478,247)	(64,080)	(348,753)
	(63,126)	(346,643)	(6,429)	(30,679)
R6 Class
Sold	3,217,832	17,939,203	4,434,374	24,434,475
Issued in reinvestment of distributions	307,769	1,719,558	489,553	2,692,660
Redeemed	(1,326,870)	(7,361,190)	(1,374,322)	(7,594,662)
	2,198,731	12,297,571	3,549,605	19,532,473
Net increase (decrease)	(1,604,654)	$(7,735,201)	34,069,711	$186,374,984

32

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$897,876,919	—
Collateralized Mortgage Obligations	—	4,903,571	—
Commercial Mortgage-Backed Securities	—	3,963,699	—
Asset-Backed Securities	—	2,623,443	—
Common Stocks	$2,382,577	—	—
Sovereign Governments and Agencies	—	1,091,000	—
Exchange-Traded Funds	924,956	—	—
Temporary Cash Investments	—	33,804,766	—
	$3,307,533	$944,263,398	—
Other Financial Instruments
Swap Agreements	—	$860,668	—
Forward Foreign Currency Exchange Contracts	—	517,010	—
	—	$1,377,678	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$161,447	—
Forward Foreign Currency Exchange Contracts	—	757,453	—
	—	$918,900	—

33

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $36,041,667.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $141,897,684.

Value of Derivative Instruments as of September 30, 2016

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$64,111	Payable for variation margin on swap agreements*	—
Credit Risk	Swap agreements	407,205	Swap agreements	$161,447
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	517,010	Unrealized depreciation on forward foreign currency exchange contracts	757,453
		$988,326		$918,900

*	Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements as reported in the Schedule of Investments.

34

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2016

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$1,762,793	Change in net unrealized appreciation (depreciation) on swap agreements	$(1,213,044)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(1,418,155)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(2,767)
		$344,638		$(1,215,811)

8. Risk Factors

The fund invests primarily in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$934,155,033
Gross tax appreciation of investments	$38,718,712
Gross tax depreciation of investments	(25,302,814)
Net tax appreciation (depreciation) of investments	$13,415,898

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2016, the fund had accumulated short-term capital losses of $(6,101,029) and accumulated long-term capital losses of $(22,636,203), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

35

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$5.36	0.15	0.34	0.49	(0.15)	—	(0.15)	$5.70	9.20%	0.85%(4)	0.85%(4)	5.22%(4)	5.22%(4)	12%	$327,424
2016	$5.92	0.30	(0.55)	(0.25)	(0.31)	—	(0.31)	$5.36	(4.30)%	0.85%	0.85%	5.36%	5.36%	24%	$344,505
2015	$6.24	0.32	(0.26)	0.06	(0.33)	(0.05)	(0.38)	$5.92	0.97%	0.85%	0.85%	5.29%	5.29%	34%	$305,901
2014	$6.29	0.36	0.01	0.37	(0.36)	(0.06)	(0.42)	$6.24	6.08%	0.85%	0.85%	5.73%	5.73%	27%	$301,950
2013	$6.04	0.38	0.31	0.69	(0.38)	(0.06)	(0.44)	$6.29	11.92%	0.85%	0.85%	6.14%	6.14%	28%	$325,228
2012	$6.21	0.41	(0.09)	0.32	(0.42)	(0.07)	(0.49)	$6.04	5.56%	0.84%	0.86%	6.84%	6.82%	28%	$295,571
Institutional Class
2016(3)	$5.36	0.15	0.34	0.49	(0.15)	—	(0.15)	$5.70	9.31%	0.65%(4)	0.65%(4)	5.42%(4)	5.42%(4)	12%	$522,024
2016	$5.92	0.31	(0.55)	(0.24)	(0.32)	—	(0.32)	$5.36	(4.11)%	0.65%	0.65%	5.56%	5.56%	24%	$473,014
2015	$6.24	0.33	(0.26)	0.07	(0.34)	(0.05)	(0.39)	$5.92	1.18%	0.65%	0.65%	5.49%	5.49%	34%	$404,881
2014	$6.29	0.37	0.01	0.38	(0.37)	(0.06)	(0.43)	$6.24	6.29%	0.65%	0.65%	5.93%	5.93%	27%	$357,390
2013	$6.04	0.39	0.32	0.71	(0.40)	(0.06)	(0.46)	$6.29	12.14%	0.65%	0.65%	6.34%	6.34%	28%	$282,497
2012	$6.21	0.42	(0.09)	0.33	(0.43)	(0.07)	(0.50)	$6.04	5.77%	0.64%	0.66%	7.04%	7.02%	28%	$204,947

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$5.36	0.14	0.34	0.48	(0.14)	—	(0.14)	$5.70	9.07%	1.10%(4)	1.10%(4)	4.97%(4)	4.97%(4)	12%	$25,241
2016	$5.92	0.28	(0.55)	(0.27)	(0.29)	—	(0.29)	$5.36	(4.54)%	1.10%	1.10%	5.11%	5.11%	24%	$24,610
2015	$6.24	0.31	(0.27)	0.04	(0.31)	(0.05)	(0.36)	$5.92	0.72%	1.10%	1.10%	5.04%	5.04%	34%	$34,928
2014	$6.29	0.34	0.02	0.36	(0.35)	(0.06)	(0.41)	$6.24	5.82%	1.10%	1.10%	5.48%	5.48%	27%	$50,020
2013	$6.04	0.36	0.32	0.68	(0.37)	(0.06)	(0.43)	$6.29	11.64%	1.10%	1.10%	5.89%	5.89%	28%	$54,563
2012	$6.21	0.39	(0.09)	0.30	(0.40)	(0.07)	(0.47)	$6.04	5.30%	1.09%	1.11%	6.59%	6.57%	28%	$52,227
C Class
2016(3)	$5.36	0.12	0.34	0.46	(0.12)	—	(0.12)	$5.70	8.66%	1.85%(4)	1.85%(4)	4.22%(4)	4.22%(4)	12%	$10,065
2016	$5.92	0.24	(0.55)	(0.31)	(0.25)	—	(0.25)	$5.36	(5.25)%	1.85%	1.85%	4.36%	4.36%	24%	$9,695
2015	$6.24	0.26	(0.26)	—	(0.27)	(0.05)	(0.32)	$5.92	(0.03)%	1.85%	1.85%	4.29%	4.29%	34%	$14,555
2014	$6.29	0.29	0.02	0.31	(0.30)	(0.06)	(0.36)	$6.24	5.03%	1.85%	1.85%	4.73%	4.73%	27%	$21,786
2013	$6.04	0.32	0.31	0.63	(0.32)	(0.06)	(0.38)	$6.29	10.81%	1.85%	1.85%	5.14%	5.14%	28%	$23,797
2012	$6.21	0.35	(0.09)	0.26	(0.36)	(0.07)	(0.43)	$6.04	4.51%	1.84%	1.86%	5.84%	5.82%	28%	$20,807
R Class
2016(3)	$5.36	0.13	0.34	0.47	(0.13)	—	(0.13)	$5.70	8.93%	1.35%(4)	1.35%(4)	4.72%(4)	4.72%(4)	12%	$1,368
2016	$5.92	0.27	(0.55)	(0.28)	(0.28)	—	(0.28)	$5.36	(4.78)%	1.35%	1.35%	4.86%	4.86%	24%	$1,624
2015	$6.24	0.29	(0.26)	0.03	(0.30)	(0.05)	(0.35)	$5.92	0.47%	1.35%	1.35%	4.79%	4.79%	34%	$1,832
2014	$6.29	0.33	0.01	0.34	(0.33)	(0.06)	(0.39)	$6.24	5.55%	1.35%	1.35%	5.23%	5.23%	27%	$1,987
2013	$6.04	0.35	0.31	0.66	(0.35)	(0.06)	(0.41)	$6.29	11.37%	1.35%	1.35%	5.64%	5.64%	28%	$2,312
2012	$6.21	0.38	(0.09)	0.29	(0.39)	(0.07)	(0.46)	$6.04	5.03%	1.34%	1.36%	6.34%	6.32%	28%	$2,428

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2016(3)	$5.36	0.15	0.35	0.50	(0.16)	—	(0.16)	$5.70	9.34%	0.60%(4)	0.60%(4)	5.47%(4)	5.47%(4)	12%	$71,619
2016	$5.92	0.31	(0.55)	(0.24)	(0.32)	—	(0.32)	$5.36	(4.06)%	0.60%	0.60%	5.61%	5.61%	24%	$55,552
2015	$6.24	0.33	(0.26)	0.07	(0.34)	(0.05)	(0.39)	$5.92	1.23%	0.60%	0.60%	5.54%	5.54%	34%	$40,362
2014(5)	$6.20	0.25	0.10	0.35	(0.25)	(0.06)	(0.31)	$6.24	5.78%	0.60%(4)	0.60%(4)	5.95%(4)	5.95%(4)	27%(6)	$4,064

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2016 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through March 31, 2014.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2014.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2016, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

39

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was slightly below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

40

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

41

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

42

Proxy Voting Results

A special meeting of shareholders was held on June 13, 2016, to vote on the following proposal. The proposal received the required number of votes and was adopted. A summary of voting results is listed below.

To elect four trustees to the Board of Trustees of American Century Investment Trust:

	Affirmative	Withhold
Tanya S. Beder	$11,245,587,866	$88,169,279
Jeremy I. Bulow	$11,247,094,163	$86,662,982
Anne Casscells	$11,241,523,389	$92,233,756
Jonathan D. Levin	$11,242,680,933	$91,076,212
The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, Ronald J. Gilson, Frederick L. A. Grauer, Peter F. Pervere and John B. Shoven.

43

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

44

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90815 1611

Semiannual Report

September 30, 2016

NT Diversified Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

SEPTEMBER 30, 2016
Portfolio at a Glance
Average Duration (effective)	5.5 years
Weighted Average Life	7.7 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	35.8%
Corporate Bonds	30.3%
U.S. Government Agency Mortgage-Backed Securities	23.6%
Collateralized Mortgage Obligations	4.9%
Commercial Mortgage-Backed Securities	4.7%
Asset-Backed Securities	4.5%
Sovereign Governments and Agencies	1.8%
U.S. Government Agency Securities	1.6%
Municipal Securities	1.3%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	(9.0)%*
*Amount relates primarily to payable for investments purchased, but not settled, at period end.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Expenses Paid During Period(1) 4/1/16 - 9/30/16	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,027.80	$2.03	0.40%
R6 Class	$1,000	$1,028.10	$1.78	0.35%
Hypothetical
Institutional Class	$1,000	$1,023.06	$2.03	0.40%
R6 Class	$1,000	$1,023.31	$1.78	0.35%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

3

Schedule of Investments

SEPTEMBER 30, 2016 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 35.8%
U.S. Treasury Bonds, 3.50%, 2/15/39	$29,870,000	$37,086,054
U.S. Treasury Bonds, 3.125%, 11/15/41	28,500,000	33,270,415
U.S. Treasury Bonds, 2.875%, 5/15/43	28,100,000	31,385,845
U.S. Treasury Bonds, 3.125%, 8/15/44(1)	24,410,000	28,584,501
U.S. Treasury Bonds, 3.00%, 11/15/44	13,200,000	15,102,146
U.S. Treasury Bonds, 2.50%, 2/15/45	34,770,000	36,053,500
U.S. Treasury Bonds, 3.00%, 5/15/45	500,000	571,973
U.S. Treasury Notes, 4.75%, 8/15/17	1,092,000	1,130,707
U.S. Treasury Notes, 0.75%, 10/31/17	50,000,000	50,036,150
U.S. Treasury Notes, 1.00%, 2/15/18	98,400,000	98,780,513
U.S. Treasury Notes, 1.00%, 3/15/18	79,050,000	79,375,765
U.S. Treasury Notes, 0.75%, 4/15/18	20,000,000	20,005,080
U.S. Treasury Notes, 2.625%, 4/30/18	8,355,000	8,602,550
U.S. Treasury Notes, 1.00%, 5/31/18	12,280,000	12,331,085
U.S. Treasury Notes, 1.375%, 6/30/18	13,210,000	13,350,092
U.S. Treasury Notes, 1.375%, 7/31/18	27,050,000	27,348,497
U.S. Treasury Notes, 1.25%, 10/31/18	39,300,000	39,662,307
U.S. Treasury Notes, 1.25%, 11/15/18	46,250,000	46,677,257
U.S. Treasury Notes, 1.375%, 11/30/18	28,700,000	29,046,983
U.S. Treasury Notes, 1.625%, 7/31/19	400,000	408,344
U.S. Treasury Notes, 1.625%, 8/31/19	5,000,000	5,105,565
U.S. Treasury Notes, 1.50%, 11/30/19	41,600,000	42,328,832
U.S. Treasury Notes, 1.625%, 12/31/19	20,400,000	20,838,682
U.S. Treasury Notes, 1.375%, 3/31/20	23,900,000	24,216,484
U.S. Treasury Notes, 1.625%, 6/30/20	9,150,000	9,351,410
U.S. Treasury Notes, 1.375%, 9/30/20	66,850,000	67,656,879
U.S. Treasury Notes, 1.375%, 10/31/20	3,200,000	3,237,750
U.S. Treasury Notes, 2.00%, 11/30/20	50,000,000	51,837,900
U.S. Treasury Notes, 2.125%, 1/31/21	8,000,000	8,338,592
U.S. Treasury Notes, 2.25%, 4/30/21	28,810,000	30,227,999
U.S. Treasury Notes, 2.00%, 5/31/21	17,000,000	17,650,114
U.S. Treasury Notes, 2.00%, 10/31/21	5,500,000	5,715,809
U.S. Treasury Notes, 1.50%, 2/28/23	68,520,000	69,084,742
U.S. Treasury Notes, 1.375%, 6/30/23	41,450,000	41,392,509
U.S. Treasury Notes, 1.25%, 7/31/23	4,000,000	3,959,608
U.S. Treasury Notes, 1.375%, 8/31/23	10,000,000	9,972,660
TOTAL U.S. TREASURY SECURITIES (Cost $995,851,950)		1,019,725,299
CORPORATE BONDS — 30.3%
Aerospace and Defense — 0.2%
Boeing Co. (The), 2.20%, 10/30/22	1,380,000	1,403,887
Harris Corp., 2.70%, 4/27/20	590,000	601,558
Lockheed Martin Corp., 3.55%, 1/15/26	860,000	931,672

4

		Principal Amount	Value
Lockheed Martin Corp., 3.80%, 3/1/45		$1,250,000	$1,282,991
United Technologies Corp., 6.05%, 6/1/36		730,000	978,761
United Technologies Corp., 5.70%, 4/15/40		1,420,000	1,881,609
			7,080,478
Auto Components — 0.1%
Schaeffler Finance BV, 4.25%, 5/15/21(2)		1,820,000	1,874,600
ZF North America Capital, Inc., 4.00%, 4/29/20(2)		1,850,000	1,970,250
			3,844,850
Automobiles — 0.9%
Ford Motor Credit Co. LLC, 2.15%, 1/9/18		1,800,000	1,809,894
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		5,750,000	6,037,661
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		1,150,000	1,359,214
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		2,980,000	3,401,834
General Motors Co., 5.00%, 4/1/35		1,490,000	1,549,654
General Motors Co., 6.60%, 4/1/36		810,000	979,134
General Motors Financial Co., Inc., 3.25%, 5/15/18		2,280,000	2,321,140
General Motors Financial Co., Inc., 3.10%, 1/15/19		2,610,000	2,661,748
General Motors Financial Co., Inc., 3.20%, 7/6/21		1,810,000	1,834,337
General Motors Financial Co., Inc., 5.25%, 3/1/26		1,690,000	1,854,145
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(2)		1,260,000	1,305,675
			25,114,436
Banks — 4.8%
Bank of America Corp., 5.75%, 12/1/17		6,665,000	6,985,013
Bank of America Corp., 4.10%, 7/24/23		4,160,000	4,512,186
Bank of America Corp., MTN, 5.625%, 7/1/20		2,320,000	2,609,731
Bank of America Corp., MTN, 4.00%, 4/1/24		2,370,000	2,559,384
Bank of America Corp., MTN, 4.20%, 8/26/24		1,770,000	1,874,819
Bank of America Corp., MTN, 4.00%, 1/22/25		2,440,000	2,534,628
Bank of America Corp., MTN, 5.00%, 1/21/44		830,000	983,395
Bank of America N.A., 5.30%, 3/15/17		1,500,000	1,526,391
Bank of America N.A., 6.00%, 10/15/36		650,000	839,029
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(2)		1,550,000	1,558,541
Barclays Bank plc, 5.14%, 10/14/20		1,500,000	1,625,820
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	1,300,000	1,704,444
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	2,500,000	3,401,375
Barclays plc, 4.375%, 1/12/26		$1,000,000	1,036,589
BPCE SA, 5.15%, 7/21/24(2)		1,670,000	1,760,285
Branch Banking & Trust Co., 3.625%, 9/16/25		813,000	873,516
Branch Banking & Trust Co., 3.80%, 10/30/26		1,300,000	1,414,852
Capital One Financial Corp., 4.20%, 10/29/25		3,115,000	3,257,829
Capital One N.A., 2.35%, 8/17/18		1,600,000	1,620,118
Citigroup, Inc., 1.75%, 5/1/18		1,980,000	1,983,562
Citigroup, Inc., 2.55%, 4/8/19		1,250,000	1,275,823
Citigroup, Inc., 4.50%, 1/14/22		2,470,000	2,731,398
Citigroup, Inc., 4.05%, 7/30/22		1,400,000	1,489,869
Citigroup, Inc., 4.45%, 9/29/27		9,390,000	9,854,429
Commerzbank AG, 8.125%, 9/19/23(2)		690,000	796,433

5

		Principal Amount	Value
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	2,730,000	$3,061,688
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$2,270,000	2,478,536
Cooperatieve Rabobank UA, 3.95%, 11/9/22		980,000	1,028,793
Cooperatieve Rabobank UA, MTN, 3.75%, 11/9/20	EUR	1,100,000	1,403,487
Cooperatieve Rabobank UA, MTN, 4.125%, 9/14/22	EUR	2,500,000	3,270,522
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	2,400,000	2,887,559
Fifth Third Bancorp, 4.30%, 1/16/24		$750,000	810,023
Fifth Third Bank, 2.875%, 10/1/21		1,830,000	1,915,681
HBOS plc, MTN, 6.75%, 5/21/18(2)		2,280,000	2,442,445
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	1,200,000	1,960,659
HSBC Bank USA N.A., 5.875%, 11/1/34		$420,000	510,337
Huntington Bancshares, Inc., 2.30%, 1/14/22		2,230,000	2,224,699
Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)		770,000	704,113
JPMorgan Chase & Co., 2.55%, 3/1/21		2,850,000	2,904,270
JPMorgan Chase & Co., 4.625%, 5/10/21		6,860,000	7,602,259
JPMorgan Chase & Co., 3.25%, 9/23/22		3,880,000	4,073,333
JPMorgan Chase & Co., 3.875%, 9/10/24		3,130,000	3,302,566
JPMorgan Chase & Co., 3.125%, 1/23/25		2,750,000	2,815,301
JPMorgan Chase & Co., 4.95%, 6/1/45		1,000,000	1,125,606
KeyBank N.A., MTN, 3.40%, 5/20/26		1,950,000	1,998,237
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		230,000	251,663
Regions Bank, 6.45%, 6/26/37		1,240,000	1,489,236
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		750,000	795,803
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	1,200,000	1,326,098
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	900,000	1,038,823
SunTrust Bank, 3.30%, 5/15/26		$1,950,000	1,994,534
U.S. Bancorp, MTN, 3.00%, 3/15/22		2,150,000	2,279,669
U.S. Bancorp, MTN, 3.60%, 9/11/24		1,910,000	2,050,238
U.S. Bank N.A., 2.80%, 1/27/25		1,270,000	1,313,509
Wells Fargo & Co., 4.125%, 8/15/23		760,000	814,421
Wells Fargo & Co., 3.00%, 4/22/26		1,510,000	1,527,069
Wells Fargo & Co., 5.61%, 1/15/44		366,000	439,232
Wells Fargo & Co., MTN, 2.10%, 5/8/17		1,020,000	1,024,491
Wells Fargo & Co., MTN, 2.60%, 7/22/20		3,900,000	3,981,518
Wells Fargo & Co., MTN, 3.55%, 9/29/25		1,900,000	2,008,832
Wells Fargo & Co., MTN, 4.10%, 6/3/26		2,700,000	2,869,771
Wells Fargo & Co., MTN, 4.65%, 11/4/44		1,555,000	1,643,752
Wells Fargo & Co., MTN, 4.40%, 6/14/46		840,000	859,496
			137,037,728
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		3,190,000	3,367,227
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		3,710,000	3,980,682
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		3,200,000	3,853,862
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		160,000	182,102
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		2,300,000	2,348,783
Molson Coors Brewing Co., 3.00%, 7/15/26		1,290,000	1,302,449
			15,035,105

6

		Principal Amount	Value
Biotechnology — 1.0%
AbbVie, Inc., 1.75%, 11/6/17		$1,670,000	$1,675,224
AbbVie, Inc., 2.90%, 11/6/22		1,740,000	1,787,199
AbbVie, Inc., 3.60%, 5/14/25		3,110,000	3,258,462
AbbVie, Inc., 4.40%, 11/6/42		1,790,000	1,874,409
AbbVie, Inc., 4.45%, 5/14/46		370,000	389,017
Amgen, Inc., 1.85%, 8/19/21		2,010,000	2,000,612
Amgen, Inc., 4.66%, 6/15/51(2)		2,083,000	2,243,568
Biogen, Inc., 3.625%, 9/15/22		2,660,000	2,853,185
Celgene Corp., 3.25%, 8/15/22		2,490,000	2,617,132
Celgene Corp., 3.625%, 5/15/24		850,000	896,538
Celgene Corp., 3.875%, 8/15/25		2,500,000	2,682,085
Gilead Sciences, Inc., 4.40%, 12/1/21		2,970,000	3,320,261
Gilead Sciences, Inc., 3.65%, 3/1/26		2,430,000	2,620,123
Gilead Sciences, Inc., 4.15%, 3/1/47		1,000,000	1,030,416
			29,248,231
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		1,860,000	1,985,550
Masco Corp., 4.375%, 4/1/26		600,000	634,500
			2,620,050
Capital Markets — 0.2%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	2,500,000	3,626,615
Ameriprise Financial, Inc., 4.00%, 10/15/23		$1,040,000	1,141,372
			4,767,987
Chemicals — 0.3%
Ashland LLC, 4.75%, 8/15/22		950,000	991,562
Dow Chemical Co. (The), 4.25%, 11/15/20		787,000	855,287
Eastman Chemical Co., 3.60%, 8/15/22		1,020,000	1,083,769
Ecolab, Inc., 4.35%, 12/8/21		2,090,000	2,349,384
LYB International Finance BV, 4.875%, 3/15/44		500,000	544,278
LyondellBasell Industries NV, 5.00%, 4/15/19		1,830,000	1,965,056
LyondellBasell Industries NV, 4.625%, 2/26/55		380,000	379,156
Mosaic Co. (The), 5.625%, 11/15/43		500,000	539,948
			8,708,440
Commercial Services and Supplies — 0.2%
Covanta Holding Corp., 5.875%, 3/1/24		1,070,000	1,078,025
Pitney Bowes, Inc., 4.625%, 3/15/24		880,000	915,316
Republic Services, Inc., 3.55%, 6/1/22		1,910,000	2,055,068
Waste Management, Inc., 4.75%, 6/30/20		830,000	923,300
Waste Management, Inc., 4.10%, 3/1/45		1,140,000	1,257,885
			6,229,594
Communications Equipment — 0.1%
Cisco Systems, Inc., 3.00%, 6/15/22		1,520,000	1,629,200
CommScope, Inc., 4.375%, 6/15/20(2)		1,500,000	1,548,750
			3,177,950
Construction Materials†
Owens Corning, 4.20%, 12/15/22		1,060,000	1,140,407

7

		Principal Amount	Value
Consumer Finance — 1.0%
American Express Centurion Bank, MTN, 6.00%, 9/13/17		$1,450,000	$1,512,534
American Express Co., 1.55%, 5/22/18		1,530,000	1,533,412
American Express Co., 3.625%, 12/5/24		1,500,000	1,565,990
American Express Credit Corp., 2.60%, 9/14/20		810,000	834,070
American Express Credit Corp., MTN, 2.25%, 5/5/21		1,760,000	1,788,267
Capital One Bank USA N.A., 2.30%, 6/5/19		2,390,000	2,419,050
Capital One Bank USA N.A., 3.375%, 2/15/23		1,580,000	1,625,839
CIT Group, Inc., 4.25%, 8/15/17		2,450,000	2,499,000
CIT Group, Inc., 5.00%, 8/15/22		630,000	670,950
Discover Bank, 2.00%, 2/21/18		2,000,000	2,007,066
Discover Bank, 3.45%, 7/27/26		1,680,000	1,694,298
Equifax, Inc., 3.30%, 12/15/22		800,000	841,950
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		2,550,000	2,760,375
John Deere Capital Corp., MTN, 3.15%, 10/15/21		570,000	605,826
PNC Bank N.A., 6.00%, 12/7/17		2,860,000	3,009,338
PNC Bank N.A., 3.80%, 7/25/23		1,150,000	1,246,755
Synchrony Financial, 2.60%, 1/15/19		1,180,000	1,194,482
Synchrony Financial, 3.00%, 8/15/19		500,000	512,204
			28,321,406
Containers and Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23		1,170,000	1,183,163
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		1,970,000	2,061,112
WestRock RKT Co., 3.50%, 3/1/20		1,000,000	1,045,108
WestRock RKT Co., 4.00%, 3/1/23		1,910,000	2,020,612
			6,309,995
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		670,000	748,921
Catholic Health Initiatives, 2.95%, 11/1/22		860,000	871,602
George Washington University (The), 3.55%, 9/15/46		960,000	948,004
			2,568,527
Diversified Financial Services — 2.7%
Ally Financial, Inc., 2.75%, 1/30/17		1,790,000	1,794,786
Ally Financial, Inc., 3.60%, 5/21/18		1,630,000	1,658,525
Ally Financial, Inc., 4.625%, 3/30/25		500,000	514,375
BNP Paribas SA, 4.375%, 9/28/25(2)		800,000	821,222
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	1,200,000	1,401,038
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	2,200,000	3,774,710
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21(2)		$1,800,000	1,838,682
Credit Suisse Group Funding Guernsey Ltd., 4.875%, 5/15/45		500,000	531,500
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	1,000,000	967,680
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		$7,800,000	8,016,512
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		1,250,000	1,263,128
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		4,230,000	4,329,003
8

	Principal Amount	Value
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	$3,790,000	$4,404,772
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	540,000	581,071
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	1,180,000	1,223,140
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	1,000,000	1,054,990
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	1,870,000	2,392,985
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	1,080,000	1,185,159
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	3,440,000	3,812,463
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	410,000	464,099
HSBC Holdings plc, 2.95%, 5/25/21	3,917,000	3,975,724
HSBC Holdings plc, 4.30%, 3/8/26	2,420,000	2,598,013
Morgan Stanley, 5.00%, 11/24/25	7,180,000	8,030,241
Morgan Stanley, MTN, 6.625%, 4/1/18	5,170,000	5,541,371
Morgan Stanley, MTN, 5.625%, 9/23/19	7,010,000	7,768,068
Morgan Stanley, MTN, 2.50%, 4/21/21	1,600,000	1,617,350
Morgan Stanley, MTN, 3.70%, 10/23/24	300,000	317,052
Morgan Stanley, MTN, 3.125%, 7/27/26	650,000	657,864
S&P Global, Inc., 3.30%, 8/14/20	870,000	914,130
UBS Group Funding Jersey Ltd., 2.65%, 2/1/22(2)	1,800,000	1,798,636
UBS Group Funding Jersey Ltd., 4.125%, 9/24/25(2)	950,000	998,039
		76,246,328
Diversified Telecommunication Services — 1.6%
AT&T, Inc., 5.00%, 3/1/21	2,000,000	2,241,698
AT&T, Inc., 3.875%, 8/15/21	1,780,000	1,923,682
AT&T, Inc., 3.60%, 2/17/23	1,750,000	1,847,781
AT&T, Inc., 4.45%, 4/1/24	800,000	881,119
AT&T, Inc., 3.40%, 5/15/25	8,360,000	8,609,579
AT&T, Inc., 6.55%, 2/15/39	300,000	384,057
AT&T, Inc., 4.30%, 12/15/42	950,000	942,941
British Telecommunications plc, 5.95%, 1/15/18	3,260,000	3,449,794
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	620,000	672,700
Frontier Communications Corp., 8.50%, 4/15/20	1,750,000	1,898,750
Frontier Communications Corp., 11.00%, 9/15/25	320,000	334,800
Orange SA, 4.125%, 9/14/21	1,470,000	1,630,314
Orange SA, 5.50%, 2/6/44	630,000	790,511
Telefonica Emisiones SAU, 5.46%, 2/16/21	2,180,000	2,478,106
Verizon Communications, Inc., 3.65%, 9/14/18	2,000,000	2,088,390
Verizon Communications, Inc., 2.45%, 11/1/22	1,000,000	1,017,064
Verizon Communications, Inc., 5.15%, 9/15/23	2,970,000	3,461,823
Verizon Communications, Inc., 2.625%, 8/15/26	1,450,000	1,425,797
Verizon Communications, Inc., 5.05%, 3/15/34	4,760,000	5,375,701
Verizon Communications, Inc., 4.75%, 11/1/41	1,870,000	2,036,048
Verizon Communications, Inc., 4.86%, 8/21/46	881,000	993,378
Verizon Communications, Inc., 5.01%, 8/21/54	1,313,000	1,460,378
		45,944,411
Electronic Equipment, Instruments and Components†
Avnet, Inc., 4.625%, 4/15/26	510,000	529,302
Energy Equipment and Services — 0.1%
Ensco plc, 5.20%, 3/15/25	950,000	697,157

9

	Principal Amount	Value
Halliburton Co., 3.80%, 11/15/25	$2,000,000	$2,072,816
		2,769,973
Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp., 3.375%, 10/15/26	2,100,000	2,134,272
AvalonBay Communities, Inc., MTN, 2.90%, 10/15/26(3)	1,330,000	1,327,445
Boston Properties LP, 3.65%, 2/1/26	800,000	848,266
Crown Castle International Corp., 5.25%, 1/15/23	1,374,000	1,560,988
Crown Castle International Corp., 4.45%, 2/15/26	1,230,000	1,354,225
DDR Corp., 4.75%, 4/15/18	920,000	955,450
DDR Corp., 3.625%, 2/1/25	1,170,000	1,185,618
Essex Portfolio LP, 3.625%, 8/15/22	710,000	746,645
Essex Portfolio LP, 3.25%, 5/1/23	1,220,000	1,252,979
Hospitality Properties Trust, 4.65%, 3/15/24	3,440,000	3,541,800
Host Hotels & Resorts LP, 3.75%, 10/15/23	660,000	669,729
Kilroy Realty LP, 3.80%, 1/15/23	1,650,000	1,717,277
Kilroy Realty LP, 4.375%, 10/1/25	370,000	400,457
Kimco Realty Corp., 2.80%, 10/1/26	2,130,000	2,117,678
Ventas Realty LP, 4.125%, 1/15/26	720,000	776,299
VEREIT Operating Partnership LP, 4.125%, 6/1/21	850,000	881,875
Welltower, Inc., 3.75%, 3/15/23	860,000	904,762
		22,375,765
Food and Staples Retailing — 0.7%
CVS Health Corp., 3.50%, 7/20/22	1,520,000	1,629,212
CVS Health Corp., 2.75%, 12/1/22	1,345,000	1,387,116
CVS Health Corp., 5.125%, 7/20/45	1,750,000	2,142,292
Dollar General Corp., 3.25%, 4/15/23	2,060,000	2,130,444
Koninklijke Ahold Delhaize NV, 5.70%, 10/1/40	650,000	791,241
Kroger Co. (The), 3.30%, 1/15/21	2,610,000	2,759,785
Kroger Co. (The), 3.875%, 10/15/46(3)	1,390,000	1,408,688
Sysco Corp., 3.30%, 7/15/26	900,000	935,473
Target Corp., 2.50%, 4/15/26	1,900,000	1,942,579
Target Corp., 4.00%, 7/1/42	500,000	547,323
Wal-Mart Stores, Inc., 5.625%, 4/1/40	410,000	555,572
Wal-Mart Stores, Inc., 4.30%, 4/22/44	2,900,000	3,424,146
		19,653,871
Food Products — 0.3%
Kraft Heinz Foods Co., 3.95%, 7/15/25	1,880,000	2,038,903
Kraft Heinz Foods Co., 5.00%, 6/4/42	1,330,000	1,537,568
Kraft Heinz Foods Co., 5.20%, 7/15/45	980,000	1,166,432
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,660,000	1,768,279
Tyson Foods, Inc., 4.50%, 6/15/22	1,290,000	1,434,168
		7,945,350
Gas Utilities — 1.3%
Enbridge Energy Partners LP, 6.50%, 4/15/18	540,000	573,086
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,220,000	1,308,544
Enbridge, Inc., 4.00%, 10/1/23	1,600,000	1,650,760
Enbridge, Inc., 4.50%, 6/10/44	860,000	801,330

10

	Principal Amount	Value
Energy Transfer Equity LP, 7.50%, 10/15/20	$1,090,000	$1,201,725
Energy Transfer Partners LP, 4.15%, 10/1/20	1,220,000	1,277,229
Energy Transfer Partners LP, 5.20%, 2/1/22	340,000	368,955
Energy Transfer Partners LP, 3.60%, 2/1/23	2,370,000	2,336,723
Energy Transfer Partners LP, 4.90%, 3/15/35	1,100,000	1,020,205
Energy Transfer Partners LP, 6.50%, 2/1/42	420,000	440,314
Enterprise Products Operating LLC, 5.20%, 9/1/20	780,000	871,763
Enterprise Products Operating LLC, 3.70%, 2/15/26	520,000	536,648
Enterprise Products Operating LLC, 4.85%, 3/15/44	2,950,000	3,084,697
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	1,220,000	1,289,241
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	950,000	1,025,960
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	1,769,000	1,914,102
Kinder Morgan, Inc., 4.30%, 6/1/25	2,730,000	2,843,879
Kinder Morgan, Inc., 5.55%, 6/1/45	600,000	619,117
Magellan Midstream Partners LP, 6.55%, 7/15/19	1,140,000	1,277,655
MPLX LP, 4.875%, 12/1/24	970,000	1,005,448
MPLX LP, 4.875%, 6/1/25	1,150,000	1,190,955
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	1,740,000	1,766,093
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	2,970,000	2,974,197
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	840,000	858,787
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	770,000	823,900
Williams Cos., Inc. (The), 3.70%, 1/15/23	630,000	614,250
Williams Cos., Inc. (The), 5.75%, 6/24/44	700,000	724,500
Williams Partners LP, 4.125%, 11/15/20	1,050,000	1,092,351
Williams Partners LP, 5.40%, 3/4/44	1,700,000	1,703,679
		37,196,093
Health Care Equipment and Supplies — 0.6%
Becton Dickinson and Co., 3.73%, 12/15/24	3,770,000	4,097,881
Medtronic, Inc., 2.50%, 3/15/20	1,010,000	1,045,059
Medtronic, Inc., 3.50%, 3/15/25	3,975,000	4,287,701
Medtronic, Inc., 4.375%, 3/15/35	1,530,000	1,740,644
St. Jude Medical, Inc., 2.00%, 9/15/18	770,000	778,441
Stryker Corp., 3.50%, 3/15/26	1,140,000	1,210,775
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	660,000	702,757
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	988,000	1,036,714
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	1,200,000	1,438,639
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	1,000,000	1,022,453
		17,361,064
Health Care Providers and Services — 0.6%
Aetna, Inc., 4.375%, 6/15/46	1,180,000	1,244,016
Ascension Health, 3.95%, 11/15/46	380,000	416,998
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	328,000	331,313
Express Scripts Holding Co., 4.50%, 2/25/26	1,750,000	1,924,218
Express Scripts Holding Co., 3.40%, 3/1/27	710,000	716,032
HCA, Inc., 3.75%, 3/15/19	3,640,000	3,762,850
HCA, Inc., 4.25%, 10/15/19	1,000,000	1,045,000

11

		Principal Amount	Value
Mylan NV, 3.95%, 6/15/26(2)		$1,150,000	$1,161,583
NYU Hospitals Center, 4.43%, 7/1/42		400,000	430,287
UnitedHealth Group, Inc., 2.875%, 12/15/21		1,480,000	1,560,860
UnitedHealth Group, Inc., 2.875%, 3/15/22		1,950,000	2,044,622
UnitedHealth Group, Inc., 3.75%, 7/15/25		1,690,000	1,859,078
Universal Health Services, Inc., 4.75%, 8/1/22(2)		1,700,000	1,759,500
			18,256,357
Hotels, Restaurants and Leisure — 0.2%
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(2)		1,250,000	1,281,250
McDonald's Corp., MTN, 3.375%, 5/26/25		970,000	1,024,208
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		1,770,000	1,933,725
			4,239,183
Household Durables — 0.5%
D.R. Horton, Inc., 3.625%, 2/15/18		1,450,000	1,488,063
D.R. Horton, Inc., 5.75%, 8/15/23		650,000	747,500
Lennar Corp., 4.75%, 12/15/17		1,470,000	1,514,100
Lennar Corp., 4.75%, 4/1/21		1,880,000	2,011,600
Lennar Corp., 4.75%, 5/30/25		300,000	307,500
M.D.C. Holdings, Inc., 5.50%, 1/15/24		850,000	892,500
Newell Brands, Inc., 4.20%, 4/1/26		1,800,000	1,963,838
Newell Brands, Inc., 5.50%, 4/1/46		1,680,000	2,047,812
Toll Brothers Finance Corp., 6.75%, 11/1/19		720,000	813,600
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		855,000	883,856
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		250,000	261,875
			12,932,244
Industrial Conglomerates — 0.2%
General Electric Co., 2.70%, 10/9/22		1,090,000	1,134,772
General Electric Co., 4.125%, 10/9/42		1,320,000	1,451,799
General Electric Co., MTN, 4.375%, 9/16/20		1,547,000	1,711,793
General Electric Co., MTN, 4.65%, 10/17/21		968,000	1,103,692
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		1,240,000	1,317,427
			6,719,483
Insurance — 1.5%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19		1,590,000	1,627,763
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	2,300,000	3,008,320
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$630,000	677,644
American International Group, Inc., 4.125%, 2/15/24		4,170,000	4,502,649
American International Group, Inc., 4.50%, 7/16/44		800,000	820,121
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		2,155,000	2,385,934
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		430,000	457,231
Berkshire Hathaway, Inc., 2.75%, 3/15/23		2,210,000	2,299,613
Berkshire Hathaway, Inc., 4.50%, 2/11/43		1,190,000	1,386,832
Chubb INA Holdings, Inc., 3.15%, 3/15/25		2,020,000	2,138,243
Chubb INA Holdings, Inc., 3.35%, 5/3/26		820,000	879,630
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16		430,000	430,458

12

	Principal Amount	Value
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	$1,380,000	$1,654,856
International Lease Finance Corp., 6.25%, 5/15/19	860,000	934,175
Liberty Mutual Group, Inc., 4.95%, 5/1/22(2)	820,000	916,204
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)	1,540,000	1,614,213
Markel Corp., 4.90%, 7/1/22	1,400,000	1,553,268
Markel Corp., 3.625%, 3/30/23	1,650,000	1,709,606
MetLife, Inc., 3.60%, 11/13/25	2,000,000	2,113,454
MetLife, Inc., 4.125%, 8/13/42	450,000	449,970
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	1,790,000	1,848,429
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	1,730,000	1,943,776
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	170,000	204,599
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	2,140,000	2,529,638
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)	880,000	929,812
Travelers Cos., Inc. (The), 4.60%, 8/1/43	620,000	743,399
Travelers Cos., Inc. (The), 4.30%, 8/25/45	500,000	578,524
Travelers Cos., Inc. (The), 3.75%, 5/15/46	500,000	531,220
Voya Financial, Inc., 5.70%, 7/15/43	900,000	1,013,681
WR Berkley Corp., 4.625%, 3/15/22	750,000	823,799
WR Berkley Corp., 4.75%, 8/1/44	720,000	766,756
		43,473,817
Internet and Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 3.60%, 11/28/24	3,500,000	3,671,965
Amazon.com, Inc., 3.80%, 12/5/24	1,000,000	1,110,930
		4,782,895
Internet Software and Services — 0.1%
Netflix, Inc., 5.375%, 2/1/21	1,440,000	1,573,200
IT Services — 0.2%
Fidelity National Information Services, Inc., 1.45%, 6/5/17	850,000	850,417
Fidelity National Information Services, Inc., 3.50%, 4/15/23	900,000	945,978
Fidelity National Information Services, Inc., 3.00%, 8/15/26	3,480,000	3,451,144
		5,247,539
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	1,090,000	1,145,427
Oshkosh Corp., 5.375%, 3/1/22	1,610,000	1,702,575
		2,848,002
Media — 2.0%
21st Century Fox America, Inc., 3.70%, 10/15/25	2,400,000	2,605,882
21st Century Fox America, Inc., 6.90%, 8/15/39	510,000	688,424
21st Century Fox America, Inc., 4.75%, 9/15/44	680,000	749,471
CBS Corp., 3.50%, 1/15/25	740,000	762,754
CBS Corp., 4.85%, 7/1/42	360,000	378,474
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25(2)	6,940,000	7,675,140
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45(2)	940,000	1,143,350

13

	Principal Amount	Value
Comcast Corp., 3.15%, 3/1/26	$880,000	$932,362
Comcast Corp., 4.40%, 8/15/35	960,000	1,091,630
Comcast Corp., 6.40%, 5/15/38	790,000	1,103,529
Comcast Corp., 4.75%, 3/1/44	1,970,000	2,326,371
Discovery Communications LLC, 5.625%, 8/15/19	640,000	701,805
Discovery Communications LLC, 3.25%, 4/1/23	1,770,000	1,795,534
Discovery Communications LLC, 4.90%, 3/11/26	1,280,000	1,394,093
Grupo Televisa SAB, 5.00%, 5/13/45	500,000	480,458
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	1,410,000	1,508,703
Lamar Media Corp., 5.375%, 1/15/24	1,180,000	1,247,850
NBCUniversal Media LLC, 4.375%, 4/1/21	4,673,000	5,203,171
NBCUniversal Media LLC, 2.875%, 1/15/23	1,490,000	1,553,529
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	1,410,000	1,461,112
Omnicom Group, Inc., 3.60%, 4/15/26	2,320,000	2,458,328
Sirius XM Radio, Inc., 5.375%, 4/15/25(2)	850,000	879,750
TEGNA, Inc., 5.125%, 7/15/20	1,920,000	1,984,800
Time Warner Cable LLC, 6.75%, 7/1/18	1,150,000	1,250,021
Time Warner Cable LLC, 5.50%, 9/1/41	520,000	558,140
Time Warner Cable LLC, 4.50%, 9/15/42	840,000	806,439
Time Warner, Inc., 4.70%, 1/15/21	1,600,000	1,781,155
Time Warner, Inc., 3.60%, 7/15/25	3,610,000	3,849,246
Time Warner, Inc., 7.70%, 5/1/32	440,000	628,211
Time Warner, Inc., 5.35%, 12/15/43	1,070,000	1,281,069
Viacom, Inc., 3.125%, 6/15/22	1,260,000	1,267,876
Viacom, Inc., 4.25%, 9/1/23	1,640,000	1,749,619
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)	1,700,000	1,734,000
Walt Disney Co. (The), MTN, 1.85%, 7/30/26	840,000	803,404
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	1,520,000	1,723,914
		57,559,614
Metals and Mining — 0.3%
Barrick North America Finance LLC, 4.40%, 5/30/21	918,000	1,006,719
Barrick North America Finance LLC, 5.75%, 5/1/43	550,000	648,760
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	1,500,000	1,588,206
Southern Copper Corp., 5.25%, 11/8/42	750,000	714,391
Steel Dynamics, Inc., 6.125%, 8/15/19	1,440,000	1,485,072
Steel Dynamics, Inc., 6.375%, 8/15/22	989,000	1,045,867
Steel Dynamics, Inc., 5.50%, 10/1/24	579,000	607,950
		7,096,965
Multi-Utilities — 1.3%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	1,530,000	1,625,625
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	1,400,000	1,505,665
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	300,000	306,572
CMS Energy Corp., 8.75%, 6/15/19	890,000	1,053,349
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	880,000	933,354
Constellation Energy Group, Inc., 5.15%, 12/1/20	1,276,000	1,420,207
Dominion Resources, Inc., 6.40%, 6/15/18	810,000	873,808

14

	Principal Amount	Value
Dominion Resources, Inc., 2.75%, 9/15/22	$540,000	$553,583
Dominion Resources, Inc., 3.625%, 12/1/24	1,220,000	1,291,283
Dominion Resources, Inc., 4.90%, 8/1/41	1,520,000	1,709,045
DPL, Inc., 6.50%, 10/15/16	140,000	140,211
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,338,613
Duke Energy Corp., 2.65%, 9/1/26	2,520,000	2,480,776
Duke Energy Florida LLC, 6.35%, 9/15/37	463,000	653,068
Duke Energy Florida LLC, 3.85%, 11/15/42	1,410,000	1,478,628
Duke Energy Progress LLC, 3.25%, 8/15/25	1,000,000	1,074,456
Duke Energy Progress LLC, 4.15%, 12/1/44	500,000	550,034
Duke Energy Progress LLC, 3.70%, 10/15/46	515,000	533,664
Exelon Corp., 4.45%, 4/15/46	900,000	973,356
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,343,251
Exelon Generation Co. LLC, 5.60%, 6/15/42	410,000	430,484
FirstEnergy Corp., 2.75%, 3/15/18	900,000	910,751
FirstEnergy Corp., 4.25%, 3/15/23	1,260,000	1,338,519
Florida Power & Light Co., 4.125%, 2/1/42	930,000	1,048,750
Georgia Power Co., 4.30%, 3/15/42	410,000	448,744
IPALCO Enterprises, Inc., 5.00%, 5/1/18	1,700,000	1,780,750
MidAmerican Energy Co., 4.40%, 10/15/44	1,100,000	1,288,478
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	1,530,000	1,522,855
NiSource Finance Corp., 5.65%, 2/1/45	660,000	841,083
Potomac Electric Power Co., 3.60%, 3/15/24	1,010,000	1,097,616
Progress Energy, Inc., 3.15%, 4/1/22	1,320,000	1,384,403
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	970,000	987,407
Southern Power Co., 5.15%, 9/15/41	590,000	642,924
Virginia Electric & Power Co., 3.45%, 2/15/24	1,110,000	1,204,279
Xcel Energy, Inc., 4.80%, 9/15/41	570,000	668,650
		37,434,241
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	940,000	920,459
Oil, Gas and Consumable Fuels — 1.8%
Anadarko Petroleum Corp., 3.45%, 7/15/24	640,000	632,698
Anadarko Petroleum Corp., 5.55%, 3/15/26	1,200,000	1,365,770
Anadarko Petroleum Corp., 6.45%, 9/15/36	830,000	974,347
Apache Corp., 4.75%, 4/15/43	1,220,000	1,259,214
BP Capital Markets plc, 4.50%, 10/1/20	360,000	396,026
BP Capital Markets plc, 2.75%, 5/10/23	1,500,000	1,528,638
BP Capital Markets plc, 3.02%, 1/16/27	560,000	569,097
Chevron Corp., 2.10%, 5/16/21	2,600,000	2,644,886
Cimarex Energy Co., 4.375%, 6/1/24	2,290,000	2,396,732
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	1,030,000	1,116,282
Concho Resources, Inc., 6.50%, 1/15/22	680,000	707,200
Concho Resources, Inc., 5.50%, 4/1/23	890,000	922,262
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,250,000	1,594,192
Continental Resources, Inc., 5.00%, 9/15/22	1,300,000	1,300,000
Ecopetrol SA, 4.125%, 1/16/25	690,000	671,681

15

	Principal Amount	Value
EOG Resources, Inc., 4.10%, 2/1/21	$1,440,000	$1,553,193
Exxon Mobil Corp., 2.71%, 3/6/25	1,450,000	1,492,440
Exxon Mobil Corp., 3.04%, 3/1/26	2,500,000	2,620,640
Hess Corp., 6.00%, 1/15/40	1,610,000	1,653,610
Marathon Oil Corp., 3.85%, 6/1/25	850,000	809,115
Newfield Exploration Co., 5.75%, 1/30/22	2,180,000	2,261,750
Noble Energy, Inc., 4.15%, 12/15/21	2,080,000	2,214,318
Noble Energy, Inc., 3.90%, 11/15/24	360,000	367,979
Petroleos Mexicanos, 6.00%, 3/5/20	480,000	519,600
Petroleos Mexicanos, 4.875%, 1/24/22	870,000	887,400
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	122,857
Petroleos Mexicanos, 4.625%, 9/21/23(2)	2,600,000	2,615,990
Petroleos Mexicanos, 6.625%, 6/15/35	850,000	869,423
Petroleos Mexicanos, 6.50%, 6/2/41	320,000	312,800
Petroleos Mexicanos, 5.50%, 6/27/44	1,790,000	1,560,701
Phillips 66, 4.30%, 4/1/22	1,981,000	2,180,449
Phillips 66, 4.65%, 11/15/34	500,000	543,773
Shell International Finance BV, 2.375%, 8/21/22	1,800,000	1,831,367
Shell International Finance BV, 3.25%, 5/11/25	1,890,000	1,994,472
Shell International Finance BV, 3.625%, 8/21/42	730,000	709,367
Shell International Finance BV, 4.55%, 8/12/43	830,000	919,969
Statoil ASA, 2.45%, 1/17/23	1,550,000	1,582,187
Statoil ASA, 3.95%, 5/15/43	1,048,000	1,086,000
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	1,091,000	1,135,322
Total Capital Canada Ltd., 2.75%, 7/15/23	870,000	901,134
Total Capital SA, 2.125%, 8/10/18	1,000,000	1,016,557
		51,841,438
Paper and Forest Products — 0.3%
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	1,820,000	1,861,145
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	2,510,000	2,841,152
International Paper Co., 6.00%, 11/15/41	410,000	487,514
International Paper Co., 4.40%, 8/15/47	2,000,000	2,009,660
		7,199,471
Pharmaceuticals — 0.7%
Actavis Funding SCS, 3.85%, 6/15/24	2,590,000	2,758,780
Actavis Funding SCS, 4.55%, 3/15/35	750,000	800,648
Actavis, Inc., 1.875%, 10/1/17	1,290,000	1,294,742
Actavis, Inc., 3.25%, 10/1/22	1,610,000	1,671,130
Actavis, Inc., 4.625%, 10/1/42	450,000	482,318
Baxalta, Inc., 4.00%, 6/23/25	1,600,000	1,706,170
Forest Laboratories LLC, 4.875%, 2/15/21(2)	1,930,000	2,145,463
Merck & Co., Inc., 3.70%, 2/10/45	650,000	691,720
Perrigo Finance Unlimited Co., 3.50%, 3/15/21	1,800,000	1,863,671
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	1,800,000	1,830,512
Roche Holdings, Inc., 3.35%, 9/30/24(2)	830,000	895,228
Roche Holdings, Inc., 4.00%, 11/28/44(2)	1,000,000	1,144,416

16

	Principal Amount	Value
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	$2,960,000	$2,971,615
		20,256,413
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	1,484,000	1,598,278
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	1,075,000	1,300,112
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,390,000	1,584,998
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	1,500,000	1,660,623
CSX Corp., 4.25%, 6/1/21	760,000	838,727
CSX Corp., 3.40%, 8/1/24	1,400,000	1,504,024
Norfolk Southern Corp., 5.75%, 4/1/18	900,000	959,527
Norfolk Southern Corp., 3.25%, 12/1/21	1,106,000	1,176,118
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	640,000	652,647
Union Pacific Corp., 4.00%, 2/1/21	1,100,000	1,203,722
Union Pacific Corp., 4.75%, 9/15/41	1,190,000	1,420,918
		13,899,694
Semiconductors and Semiconductor Equipment — 0.1%
Lam Research Corp., 3.90%, 6/15/26	1,685,000	1,759,037
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(2)	1,800,000	1,914,750
		3,673,787
Software — 0.6%
Activision Blizzard, Inc., 2.30%, 9/15/21(2)	1,780,000	1,786,572
Activision Blizzard, Inc., 5.625%, 9/15/21(2)	1,390,000	1,450,341
Microsoft Corp., 2.70%, 2/12/25	3,120,000	3,235,387
Microsoft Corp., 3.125%, 11/3/25	820,000	873,814
Microsoft Corp., 3.45%, 8/8/36	1,300,000	1,328,932
Oracle Corp., 2.50%, 10/15/22	1,635,000	1,679,570
Oracle Corp., 3.625%, 7/15/23	1,990,000	2,163,649
Oracle Corp., 2.65%, 7/15/26	1,800,000	1,800,769
Oracle Corp., 4.30%, 7/8/34	960,000	1,045,059
Oracle Corp., 4.00%, 7/15/46	1,290,000	1,340,044
		16,704,137
Specialty Retail — 0.3%
Home Depot, Inc. (The), 2.625%, 6/1/22	1,310,000	1,361,503
Home Depot, Inc. (The), 3.35%, 9/15/25	810,000	879,424
Home Depot, Inc. (The), 3.00%, 4/1/26	1,640,000	1,738,188
Home Depot, Inc. (The), 5.95%, 4/1/41	2,360,000	3,259,861
United Rentals North America, Inc., 4.625%, 7/15/23	2,180,000	2,242,675
		9,481,651
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc., 1.00%, 5/3/18	920,000	918,847
Apple, Inc., 2.85%, 5/6/21	1,310,000	1,381,513
Apple, Inc., 2.50%, 2/9/25	4,970,000	5,039,252
Apple, Inc., 3.25%, 2/23/26	800,000	851,862
Apple, Inc., 4.65%, 2/23/46	920,000	1,067,043
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(2)	3,560,000	3,912,162

17

	Principal Amount	Value
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(2)	$1,910,000	$2,005,979
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(2)	1,730,000	1,850,775
Seagate HDD Cayman, 4.75%, 6/1/23	1,700,000	1,684,063
Seagate HDD Cayman, 4.75%, 1/1/25	170,000	160,756
		18,872,252
Textiles, Apparel and Luxury Goods — 0.1%
PVH Corp., 4.50%, 12/15/22	1,506,000	1,577,535
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, 3.125%, 7/16/22	2,130,000	2,186,733
Sprint Communications, Inc., 6.00%, 12/1/16	560,000	563,500
Sprint Communications, Inc., 9.00%, 11/15/18(2)	1,320,000	1,460,250
T-Mobile USA, Inc., 6.46%, 4/28/19	1,230,000	1,254,600
		5,465,083
TOTAL CORPORATE BONDS (Cost $829,831,581)		863,282,801
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 23.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 3.1%
FHLMC, VRN, 1.78%, 10/15/16	759,442	779,802
FHLMC, VRN, 1.84%, 10/15/16	1,542,885	1,581,696
FHLMC, VRN, 1.92%, 10/15/16	1,069,603	1,098,521
FHLMC, VRN, 1.98%, 10/15/16	881,808	912,090
FHLMC, VRN, 2.06%, 10/15/16	2,819,998	2,896,647
FHLMC, VRN, 2.32%, 10/15/16	3,402,499	3,494,907
FHLMC, VRN, 2.52%, 10/15/16	6,877,640	7,082,823
FHLMC, VRN, 2.57%, 10/15/16	2,614,137	2,771,455
FHLMC, VRN, 2.59%, 10/15/16	3,137,742	3,241,846
FHLMC, VRN, 2.71%, 10/15/16	1,089,561	1,153,890
FHLMC, VRN, 2.74%, 10/15/16	1,531,469	1,621,615
FHLMC, VRN, 2.80%, 10/15/16	1,885,974	1,994,275
FHLMC, VRN, 2.87%, 10/15/16	602,628	637,846
FHLMC, VRN, 2.88%, 10/15/16	4,004,628	4,175,466
FHLMC, VRN, 2.99%, 10/15/16	2,709,140	2,859,649
FHLMC, VRN, 3.01%, 10/15/16	129,092	135,680
FHLMC, VRN, 3.13%, 10/15/16	272,333	287,643
FHLMC, VRN, 3.14%, 10/15/16	832,304	875,394
FHLMC, VRN, 3.21%, 10/15/16	2,541,127	2,639,353
FHLMC, VRN, 3.67%, 10/15/16	697,921	732,313
FHLMC, VRN, 3.78%, 10/15/16	369,310	387,385
FHLMC, VRN, 4.06%, 10/15/16	535,955	563,032
FHLMC, VRN, 4.24%, 10/15/16	1,769,567	1,871,928
FHLMC, VRN, 4.77%, 10/15/16	413,088	431,246
FHLMC, VRN, 5.14%, 10/15/16	194,567	201,438
FHLMC, VRN, 5.72%, 10/15/16	1,285,037	1,347,564
FHLMC, VRN, 5.97%, 10/15/16	725,268	757,892
FNMA, VRN, 2.06%, 10/25/16	6,559,121	6,808,716
FNMA, VRN, 2.44%, 10/25/16	1,828,549	1,875,305
FNMA, VRN, 2.44%, 10/25/16	773,484	805,036
FNMA, VRN, 2.44%, 10/25/16	5,806,967	6,030,550

18

	Principal Amount	Value
FNMA, VRN, 2.44%, 10/25/16	$2,786,603	$2,906,606
FNMA, VRN, 2.44%, 10/25/16	1,584,907	1,652,770
FNMA, VRN, 2.53%, 10/25/16	5,407,609	5,617,988
FNMA, VRN, 2.57%, 10/25/16	250,696	264,329
FNMA, VRN, 2.63%, 10/25/16	5,355,973	5,534,085
FNMA, VRN, 2.66%, 10/25/16	1,249,828	1,291,886
FNMA, VRN, 2.71%, 10/25/16	2,613,770	2,767,431
FNMA, VRN, 2.74%, 10/25/16	2,721,907	2,868,535
FNMA, VRN, 3.11%, 10/25/16	380,532	400,397
FNMA, VRN, 3.33%, 10/25/16	348,406	365,252
FNMA, VRN, 3.62%, 10/25/16	532,796	562,605
FNMA, VRN, 3.93%, 10/25/16	756,851	796,209
FNMA, VRN, 4.78%, 10/25/16	674,243	712,728
		87,793,824
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 20.5%
FHLMC, 5.00%, 4/1/19	350,176	362,191
FHLMC, 7.00%, 9/1/27	326	383
FHLMC, 6.50%, 1/1/28	498	571
FHLMC, 7.00%, 2/1/28	83	98
FHLMC, 6.50%, 3/1/29	3,083	3,623
FHLMC, 6.50%, 6/1/29	2,892	3,316
FHLMC, 7.00%, 8/1/29	355	398
FHLMC, 6.50%, 5/1/31	1,665	1,908
FHLMC, 6.50%, 6/1/31	80	92
FHLMC, 6.50%, 6/1/31	321	369
FHLMC, 5.50%, 12/1/33	38,071	43,594
FHLMC, 6.00%, 2/1/38	317,671	364,520
FHLMC, 5.50%, 4/1/38	174,469	197,836
FHLMC, 6.00%, 5/1/38	301,750	350,514
FHLMC, 6.00%, 8/1/38	38,043	43,742
FHLMC, 5.50%, 9/1/38	1,094,033	1,247,755
FHLMC, 3.00%, 2/1/43	14,583,956	15,193,174
FHLMC, 6.50%, 7/1/47	3,894	4,319
FNMA, 3.00%, 10/13/16(5)	20,800,000	21,627,125
FNMA, 3.50%, 10/13/16(5)	37,670,000	39,756,565
FNMA, 4.00%, 10/13/16(5)	50,985,000	54,763,067
FNMA, 4.50%, 11/14/16(5)	51,750,000	56,621,293
FNMA, 5.50%, 12/1/16	258	258
FNMA, 5.50%, 12/1/16	15	15
FNMA, 6.50%, 1/1/26	2,189	2,523
FNMA, 7.00%, 12/1/27	383	425
FNMA, 6.50%, 1/1/28	423	488
FNMA, 7.50%, 4/1/28	2,306	2,606
FNMA, 7.00%, 5/1/28	2,206	2,310
FNMA, 7.00%, 6/1/28	46	49
FNMA, 6.50%, 1/1/29	466	546
FNMA, 6.50%, 4/1/29	1,500	1,729

19

	Principal Amount	Value
FNMA, 7.00%, 7/1/29	$559	$608
FNMA, 7.50%, 7/1/29	3,799	4,144
FNMA, 7.50%, 9/1/30	1,022	1,267
FNMA, 5.00%, 7/1/31	3,350,133	3,732,274
FNMA, 7.00%, 9/1/31	6,295	7,065
FNMA, 6.50%, 1/1/32	1,676	1,932
FNMA, 6.50%, 8/1/32	7,260	8,485
FNMA, 5.50%, 6/1/33	20,202	23,044
FNMA, 5.50%, 7/1/33	130,741	148,698
FNMA, 5.50%, 8/1/33	45,212	51,295
FNMA, 5.50%, 9/1/33	62,479	71,540
FNMA, 5.00%, 11/1/33	276,256	310,521
FNMA, 6.00%, 12/1/33	1,034,155	1,199,461
FNMA, 5.50%, 1/1/34	64,425	73,195
FNMA, 5.50%, 12/1/34	135,070	153,296
FNMA, 4.50%, 1/1/35	259,495	285,367
FNMA, 5.00%, 8/1/35	117,841	131,095
FNMA, 5.00%, 2/1/36	890,634	991,619
FNMA, 5.50%, 7/1/36	40,764	46,271
FNMA, 5.50%, 2/1/37	23,166	26,214
FNMA, 6.00%, 4/1/37	184,428	213,254
FNMA, 6.00%, 7/1/37	524,237	607,035
FNMA, 6.00%, 8/1/37	353,781	410,586
FNMA, 6.50%, 8/1/37	88,820	99,985
FNMA, 6.00%, 9/1/37	365,507	419,611
FNMA, 6.00%, 11/1/37	151,401	175,653
FNMA, 5.50%, 2/1/38	1,017,655	1,148,704
FNMA, 5.50%, 2/1/38	143,504	161,639
FNMA, 5.50%, 6/1/38	388,494	440,620
FNMA, 5.00%, 1/1/39	205,177	229,685
FNMA, 4.50%, 2/1/39	689,758	756,167
FNMA, 5.50%, 3/1/39	857,710	970,914
FNMA, 4.50%, 4/1/39	489,564	546,222
FNMA, 4.50%, 5/1/39	1,247,234	1,392,837
FNMA, 6.50%, 5/1/39	198,060	229,215
FNMA, 4.50%, 6/1/39	738,515	813,884
FNMA, 5.00%, 8/1/39	711,801	803,883
FNMA, 4.50%, 9/1/39	2,104,858	2,350,549
FNMA, 4.50%, 10/1/39	2,042,595	2,279,158
FNMA, 5.00%, 4/1/40	3,776,947	4,201,470
FNMA, 5.00%, 4/1/40	2,101,171	2,341,254
FNMA, 5.00%, 6/1/40	3,526,702	3,921,373
FNMA, 4.00%, 10/1/40	2,186,595	2,409,068
FNMA, 4.50%, 11/1/40	1,844,298	2,043,060
FNMA, 4.00%, 8/1/41	3,758,943	4,101,081
FNMA, 4.50%, 9/1/41	1,815,965	1,992,788
FNMA, 3.50%, 10/1/41	3,025,690	3,206,431

20

	Principal Amount	Value
FNMA, 3.50%, 12/1/41	$11,324,091	$12,005,589
FNMA, 4.00%, 12/1/41	5,666,429	6,131,788
FNMA, 5.00%, 1/1/42	7,196,726	8,014,615
FNMA, 3.50%, 2/1/42	5,805,169	6,146,857
FNMA, 3.50%, 5/1/42	2,418,864	2,573,934
FNMA, 3.50%, 6/1/42	2,360,233	2,519,342
FNMA, 3.50%, 8/1/42	10,800,569	11,443,054
FNMA, 3.50%, 9/1/42	4,334,984	4,607,399
FNMA, 3.50%, 12/1/42	8,840,117	9,366,780
FNMA, 3.50%, 8/1/43	5,541,603	5,866,767
FNMA, 3.50%, 5/1/45	10,656,639	11,317,578
FNMA, 3.50%, 11/1/45	11,480,708	12,156,225
FNMA, 3.50%, 11/1/45	11,657,431	12,342,474
FNMA, 4.00%, 11/1/45	14,244,835	15,318,573
FNMA, 3.50%, 2/1/46	12,048,971	12,796,828
FNMA, 4.00%, 2/1/46	11,792,240	12,683,187
FNMA, 3.50%, 3/1/46	12,095,257	12,778,784
FNMA, 4.00%, 4/1/46	28,989,557	31,181,319
FNMA, 3.50%, 5/1/46	13,291,894	14,046,321
FNMA, 6.50%, 8/1/47	10,931	12,226
FNMA, 6.50%, 9/1/47	23,426	26,231
FNMA, 6.50%, 9/1/47	1,168	1,308
FNMA, 6.50%, 9/1/47	12,812	14,341
FNMA, 6.50%, 9/1/47	3,420	3,826
GNMA, 2.50%, 10/20/16(5)	5,000,000	5,085,035
GNMA, 3.00%, 10/20/16(5)	22,800,000	23,890,126
GNMA, 3.50%, 10/20/16(5)	17,650,000	18,748,988
GNMA, 4.00%, 10/20/16(5)	26,240,000	28,124,975
GNMA, 7.00%, 11/15/22	1,132	1,217
GNMA, 7.00%, 4/20/26	315	374
GNMA, 7.50%, 8/15/26	707	851
GNMA, 8.00%, 8/15/26	347	399
GNMA, 7.50%, 5/15/27	488	512
GNMA, 8.00%, 6/15/27	1,227	1,271
GNMA, 7.50%, 11/15/27	196	201
GNMA, 7.00%, 2/15/28	368	372
GNMA, 7.50%, 2/15/28	322	326
GNMA, 6.50%, 3/15/28	1,241	1,432
GNMA, 7.00%, 4/15/28	204	204
GNMA, 6.50%, 5/15/28	3,326	3,839
GNMA, 7.00%, 12/15/28	379	379
GNMA, 7.00%, 5/15/31	3,191	3,862
GNMA, 6.00%, 7/15/33	862,067	1,011,361
GNMA, 4.50%, 8/15/33	995,189	1,108,257
GNMA, 5.00%, 3/20/36	119,740	134,497
GNMA, 5.00%, 4/20/36	238,240	264,705
GNMA, 5.00%, 5/20/36	407,648	453,156

21

	Principal Amount	Value
GNMA, 5.50%, 1/15/39	$1,031,344	$1,198,234
GNMA, 6.00%, 1/20/39	53,564	61,415
GNMA, 6.00%, 2/20/39	307,849	353,204
GNMA, 4.50%, 6/15/39	2,672,305	2,981,301
GNMA, 5.50%, 9/15/39	131,797	150,659
GNMA, 5.00%, 10/15/39	1,472,204	1,668,617
GNMA, 4.50%, 1/15/40	1,464,252	1,620,273
GNMA, 4.00%, 11/20/40	3,968,188	4,272,364
GNMA, 4.00%, 12/15/40	1,309,295	1,410,224
GNMA, 4.50%, 6/15/41	990,803	1,119,341
GNMA, 4.50%, 7/20/41	1,688,152	1,850,695
GNMA, 3.50%, 4/20/42	8,179,795	8,714,377
GNMA, 3.50%, 6/20/42	17,725,864	18,900,615
GNMA, 3.50%, 7/20/42	3,261,938	3,475,124
GNMA, 3.50%, 4/20/43	4,920,653	5,242,269
GNMA, 2.50%, 7/20/46	13,417,156	13,660,323
		585,001,639
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $666,173,393)		672,795,463
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 4.9%
Private Sponsor Collateralized Mortgage Obligations — 4.2%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.34%, 10/1/16	2,582,855	2,569,644
Agate Bay Mortgage Loan Trust, Series 2014-2, Class A14, VRN, 3.75%, 10/1/16(2)	3,139,185	3,276,001
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 10/1/16(2)	2,835,923	2,930,197
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 10/1/16(2)	4,363,171	4,511,774
Agate Bay Mortgage Loan Trust, Series 2016-2, Class A3, VRN, 3.50%, 10/1/16(2)	2,091,786	2,159,852
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 10/1/16(2)	4,402,114	4,559,092
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 3.27%, 10/1/16	1,876,227	1,866,967
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 3.38%, 10/1/16	2,872,992	2,846,790
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	296,506	305,806
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.95%, 10/1/16	573,386	572,853
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.125%, 10/1/16	1,858,540	1,787,217
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	209,911	217,732
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.65%, 10/1/16	1,768,132	1,713,155
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.41%, 10/1/16	4,793,329	4,722,915
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 10/1/16	348,423	341,838
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.76%, 10/1/16	3,430,753	3,433,973

22

	Principal Amount	Value
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	$166,330	$167,678
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	15,530	15,494
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR6, Class 2A1, VRN, 2.99%, 10/1/16	979,837	973,624
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.73%, 10/1/16	3,043,648	2,992,559
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.86%, 10/1/16	717,309	693,677
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.69%, 10/1/16	1,085,442	1,054,203
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.06%, 10/1/16	2,473,405	2,460,255
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.81%, 10/1/16	2,482,599	2,456,338
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.92%, 10/1/16	2,967,635	3,025,595
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1, VRN, 3.06%, 10/1/16	4,112,910	4,101,468
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.07%, 10/1/16	3,154,986	3,167,350
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.92%, 10/1/16	281,250	276,809
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.16%, 10/1/16	493,647	472,378
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.97%, 10/1/16	626,160	629,112
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 10/1/16(2)	1,322,986	1,343,916
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.04%, 10/1/16	2,430,441	2,486,994
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.70%, 10/25/16	4,644,190	4,559,430
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.65%, 10/1/16	1,996,330	2,000,648
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.44%, 10/1/16	153,725	154,229
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 10/1/16	273,849	276,394
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	2,204,825	2,299,724
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-5, Class 5A, VRN, 3.05%, 10/1/16	1,332,145	1,328,620
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.90%, 10/1/16	832,877	833,004
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.89%, 10/1/16	1,314,331	1,308,984
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.27%, 10/25/16	4,274,046	3,941,267
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 10/1/16(2)	5,084,519	5,257,649
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	150,296	157,298
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.78%, 10/1/16	4,775,478	4,670,625
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.87%, 10/1/16	130,336	131,453

23

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 3.05%, 10/1/16	$886,795	$889,123
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.02%, 10/1/16	2,509,456	2,559,688
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.86%, 10/1/16	2,584,063	2,637,185
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	359,450	353,211
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	860,832	863,353
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	2,537,625	2,613,047
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.98%, 10/1/16	1,312,356	1,365,965
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.96%, 10/1/16	2,096,356	2,181,499
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.95%, 10/1/16	1,799,951	1,849,156
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, VRN, 0.83%, 10/25/16	2,602,817	2,415,969
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.04%, 10/1/16	1,993,227	2,003,589
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.09%, 10/1/16	1,730,626	1,730,185
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	775,076	775,047
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	1,399,908	1,413,236
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	455,465	463,206
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	381,793	385,489
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	482,703	496,497
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	382,293	396,899
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.32%, 10/1/16	310,134	302,939
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	1,196,204	1,258,310
		118,006,174
U.S. Government Agency Collateralized Mortgage Obligations — 0.7%
FHLMC, Series 2016-DNA4, Class M2, VRN, 1.82%, 10/15/16	2,750,000	2,750,967
FHLMC, Series 2016-HQA3, Class M2, VRN, 1.87%, 10/15/16	3,000,000	3,005,633
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	150,280	164,580
FHLMC, Series 3397, Class GF, VRN, 1.02%, 10/15/16	2,510,199	2,515,099
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	179	191
FNMA, Series 2006-43, Class FM, VRN, 0.83%, 10/25/16	295,236	294,436
FNMA, Series 2007-36, Class FB, VRN, 0.93%, 10/25/16	253,365	253,464
FNMA, Series 2016-C04, Class 1M1, VRN, 1.98%, 10/25/16	7,578,439	7,627,327

24

	Principal Amount	Value
FNMA, Series 2016-C05, Class 2M1, VRN, 1.875%, 10/25/16	$3,659,391	$3,675,644
		20,287,341
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $138,371,382)		138,293,515
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 4.7%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.32%, 10/15/16(2)	6,150,000	6,143,522
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	5,750,000	6,028,372
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	7,000,000	7,466,269
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.47%, 10/15/16(2)	10,946,555	10,913,161
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.33%, 10/15/16(2)	8,950,000	8,865,875
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	5,000,000	5,592,247
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/1/16	5,700,000	6,297,601
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	7,625,000	8,319,902
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 10/1/16	7,000,000	7,426,118
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 10/1/16	5,000,000	5,604,470
Commercial Mortgage Trust, Series 2015-LC21, Class AM, VRN, 4.04%, 10/1/16	5,000,000	5,497,240
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	7,525,000	7,963,394
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, 3.76%, 5/10/49	6,975,000	7,549,956
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/16(2)	5,000,000	5,261,405
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/16	6,250,000	6,830,953
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	2,500,000	2,807,421
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.42%, 10/15/16(2)	6,850,000	6,787,630
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	5,300,000	5,454,153
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	6,300,000	6,463,652
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/16(2)	6,000,000	6,211,834
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $128,602,195)		133,485,175
ASSET-BACKED SECURITIES(4) — 4.5%
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.53%, 10/17/16(2)	7,713,543	7,694,470
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(2)	5,500,000	5,530,861
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)	8,188,000	8,214,619
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.88%, 10/15/16	5,525,000	5,529,459

25

	Principal Amount	Value
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 1.02%, 10/15/16(2)	$5,000,000	$5,008,388
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.77%, 10/15/16	5,825,000	5,821,892
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.94%, 10/7/16(2)	3,665,568	3,657,547
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.44%, 10/22/16(2)	4,097,084	4,105,900
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	477,810	477,022
Enterprise Fleet Financing LLC, Series 2014-2, Class A2 SEQ, 1.05%, 3/20/20(2)	4,623,255	4,616,188
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	6,139,970	6,155,157
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(2)	6,025,000	6,041,229
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 1.07%, 10/11/16(2)	916,773	916,761
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.92%, 10/11/16(2)	1,889,096	1,889,051
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 1.62%, 10/11/16(2)	5,500,000	5,560,070
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	1,026,919	1,023,410
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	3,635,481	3,610,062
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.53%, 10/17/16(2)	3,343,807	3,337,144
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.71%, 10/17/16(2)	4,988,715	4,994,802
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(2)	3,095,593	3,097,895
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	3,548,573	3,571,528
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	5,937,190	5,929,032
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(2)	2,442,157	2,449,687
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(2)	4,352,180	4,331,076
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	2,616,076	2,629,299
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(2)	7,201,248	7,330,016
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.85%, 10/15/16	2,940,036	2,941,172
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(2)	1,509,542	1,509,395
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	9,000,000	9,035,186
TOTAL ASSET-BACKED SECURITIES (Cost $126,571,470)		127,008,318
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.8%
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	920,000	987,620

26

		Principal Amount	Value
Chile Government International Bond, 3.625%, 10/30/42		$500,000	$534,375
			1,521,995
Colombia — 0.2%
Colombia Government International Bond, 4.375%, 7/12/21		2,770,000	3,006,835
Colombia Government International Bond, 7.375%, 9/18/37		900,000	1,215,000
Colombia Government International Bond, 6.125%, 1/18/41		820,000	998,350
			5,220,185
Italy — 0.1%
Italy Government International Bond, 6.875%, 9/27/23		1,300,000	1,632,714
Mexico — 0.3%
Mexico Government International Bond, MTN, 5.95%, 3/19/19		1,450,000	1,611,313
Mexico Government International Bond, 4.00%, 10/2/23		3,880,000	4,159,360
Mexico Government International Bond, 6.05%, 1/11/40		1,830,000	2,244,037
Mexico Government International Bond, MTN, 4.75%, 3/8/44		90,000	93,825
			8,108,535
Panama — 0.1%
Panama Government International Bond, 7.125%, 1/29/26		1,400,000	1,893,500
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		730,000	1,037,549
Peruvian Government International Bond, 5.625%, 11/18/50		1,240,000	1,646,100
			2,683,649
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21		1,590,000	1,729,232
Philippine Government International Bond, 5.50%, 3/30/26		3,000,000	3,790,644
Philippine Government International Bond, 6.375%, 10/23/34		730,000	1,062,866
			6,582,742
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		450,000	509,388
Poland Government International Bond, 3.00%, 3/17/23		1,050,000	1,093,932
			1,603,320
Portugal — 0.4%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(2)	EUR	12,000,000	13,193,919
South Africa†
South Africa Government International Bond, 4.67%, 1/17/24		$760,000	804,699
Turkey — 0.2%
Turkey Government International Bond, 3.25%, 3/23/23		2,070,000	1,950,619
Turkey Government International Bond, 4.25%, 4/14/26		1,300,000	1,274,975
Turkey Government International Bond, 4.875%, 4/16/43		2,720,000	2,547,484
			5,773,078

27

	Principal Amount	Value
Uruguay†
Uruguay Government International Bond, 4.375%, 10/27/27	$820,000	$886,625
Uruguay Government International Bond, 4.125%, 11/20/45	340,000	320,450
		1,207,075
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $48,378,082)		50,225,411
U.S. GOVERNMENT AGENCY SECURITIES — 1.6%
FNMA, 2.125%, 4/24/26	2,270,000	2,311,938
FNMA, 6.625%, 11/15/30	28,210,000	43,041,577
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $40,946,683)		45,353,515
MUNICIPAL SECURITIES — 1.3%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	1,230,000	1,823,340
City Public Service Board of San Antonio Rev., 5.99%, 2/1/39	280,000	394,853
Los Angeles Community College District GO, 6.75%, 8/1/49	1,330,000	2,122,214
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,075,000	1,484,812
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39	370,000	493,906
Maryland State Transportation Authority Rev., 5.75%, 7/1/41	275,000	365,637
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	1,665,000	2,399,881
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	470,000	682,985
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	555,000	709,917
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	975,000	1,533,461
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	730,000	1,115,644
New York City GO, 6.27%, 12/1/37	335,000	475,774
New York City Water & Sewer System Rev., 5.95%, 6/15/42	325,000	470,616
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	390,000	467,793
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	420,000	572,494
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	500,644
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	1,000,000	1,158,910
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40	1,000,000	1,282,670
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	375,000	496,463
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	2,105,000	2,714,082
San Diego County Regional Airport Authority Rev., 5.59%, 7/1/43	750,000	854,835
San Diego County Water Authority Financing Corp. Rev., 6.14%, 5/1/49	460,000	657,460
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	1,100,000	1,453,848
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	1,015,000	1,576,457
28

	Principal Amount/Shares	Value
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	$920,000	$1,197,306
State of California GO, 7.55%, 4/1/39	700,000	1,120,966
State of California GO, 7.30%, 10/1/39	2,210,000	3,376,106
State of California GO, 7.60%, 11/1/40	745,000	1,215,512
State of Illinois GO, 5.10%, 6/1/33	1,443,000	1,393,217
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	925,000	1,120,684
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	200,000	274,590
University of California Rev., 4.60%, 5/15/31	1,975,000	2,313,199
TOTAL MUNICIPAL SECURITIES (Cost $31,762,082)		37,820,276
TEMPORARY CASH INVESTMENTS(6) — 0.5%
Credit Agricole Corporate and Investment Bank, 0.29%, 10/3/16(7)	14,172,000	14,171,574
State Street Institutional U.S. Government Money Market Fund, Premier Class	900	900
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,172,672)		14,172,474
TOTAL INVESTMENT SECURITIES — 109.0% (Cost $3,020,661,490)		3,102,162,247
OTHER ASSETS AND LIABILITIES(8) — (9.0)%		(257,416,883)
TOTAL NET ASSETS — 100.0%		$2,844,745,364

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	14,829,478	USD	11,344,402	UBS AG	12/21/16	$(14,441)
USD	11,354,488	CAD	14,638,353	JPMorgan Chase Bank N.A.	12/21/16	190,399
CHF	8,287,908	USD	8,595,854	UBS AG	12/21/16	(24,155)
USD	14,345,843	CHF	13,835,992	JPMorgan Chase Bank N.A.	12/21/16	36,084
EUR	2,678,107	USD	3,012,988	JPMorgan Chase Bank N.A.	12/21/16	6,333
EUR	794,105	USD	896,100	JPMorgan Chase Bank N.A.	12/21/16	(819)
EUR	1,333,496	USD	1,494,177	JPMorgan Chase Bank N.A.	12/21/16	9,218
EUR	607,575	USD	681,463	JPMorgan Chase Bank N.A.	12/21/16	3,523
EUR	961,932	USD	1,078,015	JPMorgan Chase Bank N.A.	12/21/16	6,475
EUR	2,685,102	USD	3,024,740	JPMorgan Chase Bank N.A.	12/21/16	2,467
EUR	2,559,036	USD	2,883,778	JPMorgan Chase Bank N.A.	12/21/16	1,302
EUR	438,741	USD	494,841	JPMorgan Chase Bank N.A.	12/21/16	(201)
USD	52,334,344	EUR	46,379,454	JPMorgan Chase Bank N.A.	12/21/16	45,746
GBP	3,125,485	USD	4,058,246	UBS AG	12/21/16	(604)
USD	14,023,161	GBP	10,500,465	UBS AG	12/21/16	390,998
JPY	442,459,451	USD	4,427,995	JPMorgan Chase Bank N.A.	12/21/16	(49,591)
USD	2,868,147	JPY	290,633,639	JPMorgan Chase Bank N.A.	12/21/16	(7,849)
USD	4,311,704	JPY	440,872,565	JPMorgan Chase Bank N.A.	12/21/16	(50,997)
NOK	46,457,134	USD	5,721,886	JPMorgan Chase Bank N.A.	12/21/16	90,426
NZD	7,902,685	USD	5,735,018	JPMorgan Chase Bank N.A.	12/21/16	2,052
SEK	121,327,598	USD	14,190,030	JPMorgan Chase Bank N.A.	12/21/16	8,867
USD	8,613,371	SEK	72,419,004	JPMorgan Chase Bank N.A.	12/21/16	138,218
						$783,451

29

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
50	U.S. Treasury 2-Year Notes	December 2016	$10,923,437	$7,700
339	U.S. Treasury 5-Year Notes	December 2016	41,193,797	141,341
			$52,117,234	$149,041

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
236	U.S. Treasury 10-Year Notes	December 2016	$30,945,500	$(45,376)
85	U.S. Treasury 10-Year Ultra Notes	December 2016	12,253,281	3,141
			$43,198,781	$(42,235)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS

Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
CDX North America Investment Grade 26 Index	$55,000,000	Sell	1.00%	6/20/21	0.69%	$243,492	$796,928

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

30

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†    Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,486,391.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $290,080,039, which represented 10.2% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Forward commitment. Settlement date is indicated.

(6)	Collateral has been received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of securities received was $650,000.

(7)	The rate indicated is the yield to maturity at purchase.

(8)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

See Notes to Financial Statements.

31

Statement of Assets and Liabilities

SEPTEMBER 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,020,661,490)	$3,102,162,247
Foreign currency holdings, at value (cost of $215,845)	217,036
Receivable for investments sold	61,000,669
Receivable for capital shares sold	265,802
Receivable for variation margin on futures contracts	81,805
Receivable for variation margin on swap agreements	82,512
Unrealized appreciation on forward foreign currency exchange contracts	932,108
Interest receivable	16,902,120
3,181,644,299

Liabilities
Payable for collateral received for forward commitments	650,000
Payable for investments purchased	313,376,791
Payable for capital shares redeemed	21,817,107
Unrealized depreciation on forward foreign currency exchange contracts	148,657
Accrued management fees	906,380
336,898,935

Net Assets	$2,844,745,364

Net Assets Consist of:
Capital paid in	$2,762,507,388
Distributions in excess of net investment income	(3,459,781)
Undistributed net realized gain	3,079,777
Net unrealized appreciation	82,617,980
$2,844,745,364

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Institutional Class	$2,599,106,113	235,599,147	$11.03
R6 Class	$245,639,251	22,260,438	$11.03

See Notes to Financial Statements.

32

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$33,377,263

Expenses:
Management fees	5,339,707
Trustees' fees and expenses	86,510
Other expenses	7,885
5,434,102

Net investment income (loss)	27,943,161

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,771,093
Futures contract transactions	637,699
Swap agreement transactions	(358,424)
Foreign currency transactions	(1,642,596)
6,407,772

Change in net unrealized appreciation (depreciation) on:
Investments	37,722,182
Futures contracts	138,013
Swap agreements	335,946
Translation of assets and liabilities in foreign currencies	3,824,385
42,020,526

Net realized and unrealized gain (loss)	48,428,298

Net Increase (Decrease) in Net Assets Resulting from Operations	$76,371,459

See Notes to Financial Statements.

33

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED) AND YEAR ENDED MARCH 31, 2016
Increase (Decrease) in Net Assets	September 30, 2016	March 31, 2016
Operations
Net investment income (loss)	$27,943,161	$48,010,785
Net realized gain (loss)	6,407,772	(35,663)
Change in net unrealized appreciation (depreciation)	42,020,526	(8,125,413)
Net increase (decrease) in net assets resulting from operations	76,371,459	39,849,709

Distributions to Shareholders
From net investment income:
Institutional Class	(27,880,931)	(48,904,074)
R6 Class	(2,376,514)	(2,870,164)
From net realized gains:
Institutional Class	—	(25,814,543)
R6 Class	—	(1,545,019)
Decrease in net assets from distributions	(30,257,445)	(79,133,800)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	217,827,984	326,313,081

Net increase (decrease) in net assets	263,941,998	287,028,990

Net Assets
Beginning of period	2,580,803,366	2,293,774,376
End of period	$2,844,745,364	$2,580,803,366

Distributions in excess of net investment income	$(3,459,781)	$(1,145,497)

See Notes to Financial Statements.

34

Notes to Financial Statements

SEPTEMBER 30, 2016 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. NT Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek a high level of income by investing in non-money market debt securities. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Institutional Class and the R6 Class, which have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services, which may be provided indirectly through another American Century Investments mutual fund. As a result, the investment advisor is able to charge the R6 Class a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been

35

declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there

36

are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class and 0.0000% to 0.0600% for the R6 Class. The effective annual management fee for each class for the six months ended September 30, 2016 was 0.39% for the Institutional Class and 0.34% for the R6 Class.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2016 totaled $2,379,296,106, of which $2,130,224,421 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2016 totaled $2,098,855,754, of which $1,894,374,607 represented U.S. Treasury and Government Agency obligations.

37

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2016		Year ended March 31, 2016
	Shares	Amount	Shares	Amount
Institutional Class
Sold	20,448,461	$224,260,816	52,534,220	$568,441,850
Issued in reinvestment of distributions	2,537,034	27,880,931	6,950,194	74,718,617
Redeemed	(9,317,054)	(102,637,866)	(36,915,055)	(396,367,219)
	13,668,441	149,503,881	22,569,359	246,793,248
R6 Class
Sold	6,943,220	76,062,004	9,770,863	105,401,125
Issued in reinvestment of distributions	216,108	2,376,514	410,784	4,415,183
Redeemed	(921,735)	(10,114,415)	(2,811,860)	(30,296,475)
	6,237,593	68,324,103	7,369,787	79,519,833
Net increase (decrease)	19,906,034	$217,827,984	29,939,146	$326,313,081

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

38

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,019,725,299	—
Corporate Bonds	—	863,282,801	—
U.S. Government Agency Mortgage-Backed Securities	—	672,795,463	—
Collateralized Mortgage Obligations	—	138,293,515	—
Commercial Mortgage-Backed Securities	—	133,485,175	—
Asset-Backed Securities	—	127,008,318	—
Sovereign Governments and Agencies	—	50,225,411	—
U.S. Government Agency Securities	—	45,353,515	—
Municipal Securities	—	37,820,276	—
Temporary Cash Investments	$900	14,171,574	—
	$900	$3,102,161,347	—
Other Financial Instruments
Futures Contracts	$152,182	—	—
Swap Agreements	—	$796,928	—
Forward Foreign Currency Exchange Contracts	—	932,108	—
	$152,182	$1,729,036	—

Liabilities
Other Financial Instruments
Futures Contracts	$45,376	—	—
Forward Foreign Currency Exchange Contracts	—	$148,657	—
	$45,376	$148,657	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives.
The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation
(depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $38,333,333.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and

39

change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $206,966,962.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 490 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $24,300,000.

Value of Derivative Instruments as of September 30, 2016

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$82,512	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	932,108	Unrealized depreciation on forward foreign currency exchange contracts	$148,657
Interest Rate Risk	Receivable for variation margin on futures contracts*	81,805	Payable for variation margin on futures contracts*	—
		$1,096,425		$148,657

* Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2016

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$146,476	Change in net unrealized appreciation (depreciation) on swap agreements	$220,602
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(1,718,871)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	3,864,495
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	637,699	Change in net unrealized appreciation (depreciation) on futures contracts	138,013
Other Contracts	Net realized gain (loss) on swap agreement transactions	(504,900)	Change in net unrealized appreciation (depreciation) on swap agreements	115,344
		$(1,439,596)		$4,338,454

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,021,002,483
Gross tax appreciation of investments	$88,761,585
Gross tax depreciation of investments	(7,601,821)
Net tax appreciation (depreciation) of investments	$81,159,764

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2016, the fund had accumulated long-term capital losses of $(3,177,679), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of March 31, 2016, the fund had late-year ordinary loss deferrals of $(2,331,240), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

41

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2016(3)	$10.85	0.11	0.19	0.30	(0.12)	—	(0.12)	$11.03	2.78%	0.40%(4)	2.03%(4)	72%	$2,599,106
2016	$11.03	0.21	(0.04)	0.17	(0.23)	(0.12)	(0.35)	$10.85	1.57%	0.40%	1.96%	207%	$2,406,977
2015	$10.70	0.20	0.42	0.62	(0.29)	—	(0.29)	$11.03	5.90%	0.40%	1.85%	248%	$2,198,329
2014	$11.00	0.18	(0.24)	(0.06)	(0.21)	(0.03)	(0.24)	$10.70	(0.53)%	0.40%	1.71%	206%	$2,260,604
2013	$10.91	0.23	0.25	0.48	(0.26)	(0.13)	(0.39)	$11.00	4.41%	0.40%	2.04%	154%	$1,599,979
2012	$10.57	0.31	0.54	0.85	(0.37)	(0.14)	(0.51)	$10.91	8.16%	0.41%	2.89%	109%	$1,156,769
R6 Class
2016(3)	$10.85	0.11	0.19	0.30	(0.12)	—	(0.12)	$11.03	2.81%	0.35%(4)	2.08%(4)	72%	$245,639
2016	$11.03	0.22	(0.05)	0.17	(0.23)	(0.12)	(0.35)	$10.85	1.62%	0.35%	2.01%	207%	$173,826
2015	$10.70	0.21	0.42	0.63	(0.30)	—	(0.30)	$11.03	5.96%	0.35%	1.90%	248%	$95,446
2014(5)	$10.65	0.13	0.09	0.22	(0.14)	(0.03)	(0.17)	$10.70	2.11%	0.35%(4)	1.84%(4)	206%(6)	$28,448

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2016 (unaudited).

(4)	Annualized.

(5)	July 26, 2013 (commencement of sale) through March 31, 2014.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2014.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2016, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

44

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

45

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

46

Proxy Voting Results

A special meeting of shareholders was held on June 13, 2016, to vote on the following proposal. The proposal received the required number of votes and was adopted. A summary of voting results is listed below.

To elect four trustees to the Board of Trustees of American Century Investment Trust:

	Affirmative	Withhold
Tanya S. Beder	$11,245,587,866	$88,169,279
Jeremy I. Bulow	$11,247,094,163	$86,662,982
Anne Casscells	$11,241,523,389	$92,233,756
Jonathan D. Levin	$11,242,680,933	$91,076,212
The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, Ronald J. Gilson, Frederick L. A. Grauer, Peter F. Pervere and John B. Shoven.

47

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

48

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90826 1611

Semiannual Report

September 30, 2016

U.S. Government Money Market Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Despite Brexit Shock, Markets Produced Positive, Central Bank-Boosted Returns

The reporting period was unusual in that virtually all mutual fund asset classes posted positive performance, led by gold, U.S. small-cap stocks, and emerging markets (EM) stocks. Even as those higher-risk/higher-volatility asset classes outperformed, government bonds also produced solid returns. Simultaneous positive performance across all asset classes is rare. How did it happen? Massive central bank stimulus—amplified in the wake of China- and energy market-related volatility in early 2016 and the unexpected U.K. vote to leave the European Union (Brexit) in June—helped boost most markets for the reporting period.

Continued central bank stimulus encouraged relatively aggressive investor behavior, including demand for equities and higher-yielding bond sectors, including high-yield corporates and EM debt. At the same time, central bank stimulus also included large volumes of bond purchases and low interest rate targets, which helped drive interest rates lower and government bond prices higher. Oil’s rebound from its January 2016 lows and stabilization of China’s economy also supported investor sentiment, as well as repeated decisions by the Federal Reserve (Fed) to keep its expected interest rate hikes on hold.

The reporting period featured many surprises, including weaker-than-expected global growth, Brexit, the quick market rebound from Brexit, the Republican nomination of Donald Trump, and concerns about the stability of major European banks. Central bank stimulus provided market support, but possible changes loom ahead—the Fed might raise rates as early as December, and other central banks might taper their bond purchases in future months. Meanwhile, the U.S. continues to be swayed by other global factors, including increasing populism and anti-globalization. We’re watching the aftermath of the U.S. elections and the Italian constitutional referendum to see if themes that Brexit spotlighted—nationalism/isolationism, anti-immigration, anti-trade agreements, distrust of career politicians—shape future U.S. and European government leadership. We appreciate your continued trust in us during this potentially turbulent period.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2016
7-Day Current Yields	Investor Class	A Class	C Class
After waiver(1)	0.07%	0.07%	0.07%
Before waiver	0.07%	-0.18%	-0.68%
7-Day Effective Yields	Investor Class	A Class	C Class
After waiver(1)	0.07%	0.07%	0.07%
(1) Yields would have been lower if a portion of the fees had not been waived.

Portfolio at a Glance
Weighted Average Maturity	46 days
Weighted Average Life	95 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	76%
31-90 days	6%
91-180 days	4%
More than 180 days	14%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Expenses Paid During Period(1) 4/1/16 - 9/30/16	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.10	$2.16	0.43%
Investor Class (before waiver)	$1,000	$1,000.10(2)	$2.31	0.46%
A Class (after waiver)	$1,000	$1,000.10	$2.31	0.46%
A Class (before waiver)	$1,000	$1,000.10(2)	$3.56	0.71%
C Class (after waiver)	$1,000	$1,000.10	$2.16	0.43%
C Class (before waiver)	$1,000	$1,000.10(2)	$6.07	1.21%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.91	$2.18	0.43%
Investor Class (before waiver)	$1,000	$1,022.76	$2.33	0.46%
A Class (after waiver)	$1,000	$1,022.76	$2.33	0.46%
A Class (before waiver)	$1,000	$1,021.51	$3.60	0.71%
C Class (after waiver)	$1,000	$1,022.91	$2.18	0.43%
C Class (before waiver)	$1,000	$1,019.00	$6.12	1.21%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

5

Schedule of Investments

SEPTEMBER 30, 2016 (UNAUDITED)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY SECURITIES(1) — 60.2%
Adjustable-Rate U.S. Government Agency Securities — 32.1%
Federal Farm Credit Bank, VRN, 0.46%, 10/3/16	$25,000,000	$24,998,751
Federal Farm Credit Bank, VRN, 0.37%, 10/4/16	5,000,000	4,999,141
Federal Farm Credit Bank, VRN, 0.53%, 10/19/16	19,000,000	19,000,000
Federal Farm Credit Bank, VRN, 0.59%, 10/20/16	30,000,000	29,999,332
Federal Farm Credit Bank, VRN, 0.58%, 10/27/16	6,000,000	6,000,878
Federal Home Loan Bank, VRN, 0.55%, 10/1/16	65,000,000	65,000,000
Federal Home Loan Bank, VRN, 0.52%, 10/2/16	8,500,000	8,500,000
Federal Home Loan Bank, VRN, 0.50%, 10/11/16	40,000,000	40,000,500
Federal Home Loan Bank, VRN, 0.52%, 10/13/16	30,000,000	30,000,000
Federal Home Loan Bank, VRN, 0.53%, 10/13/16	20,000,000	20,000,000
Federal Home Loan Bank, VRN, 0.50%, 10/18/16	50,000,000	50,000,000
Federal Home Loan Bank, VRN, 0.41%, 10/20/16	100,000,000	100,000,000
Federal Home Loan Bank, VRN, 0.42%, 10/22/16	150,000,000	150,000,000
Federal Home Loan Bank, VRN, 0.63%, 10/23/16	13,000,000	13,000,002
Federal Home Loan Bank, VRN, 0.43%, 10/24/16	100,000,000	100,000,000
Federal Home Loan Bank, VRN, 0.53%, 10/27/16	20,000,000	19,999,730
Federal Home Loan Bank, VRN, 0.68%, 11/13/16	15,000,000	15,002,089
Federal Home Loan Bank, VRN, 0.78%, 11/25/16	9,250,000	9,250,000
		705,750,423
Fixed-Rate U.S. Government Agency Securities — 28.1%
Federal Farm Credit Bank, 0.65%, 5/9/17	10,000,000	9,998,196
Federal Home Loan Bank, 0.375%, 10/7/16	42,000,000	41,997,417
Federal Home Loan Bank, 0.38%, 10/12/16	50,000,000	49,994,347
Federal Home Loan Bank, 0.39%, 10/14/16	75,000,000	74,988,307
Federal Home Loan Bank, 0.38%, 10/17/16	20,000,000	19,996,711
Federal Home Loan Bank, 0.38%, 10/21/16	60,000,000	59,987,422
Federal Home Loan Bank, 0.46%, 10/28/16	10,000,000	9,999,719
Federal Home Loan Bank, 0.625%, 11/23/16	4,500,000	4,500,874
Federal Home Loan Bank, 0.35%, 12/6/16	60,000,000	59,962,050
Federal Home Loan Bank, 4.75%, 12/16/16	15,420,000	15,554,088
Federal Home Loan Bank, 0.72%, 2/17/17	10,000,000	10,000,000
Federal Home Loan Bank, 0.75%, 4/13/17	13,670,000	13,684,446
Federal Home Loan Bank, 0.625%, 4/20/17	15,000,000	15,005,599
Federal Home Loan Bank, 0.65%, 4/28/17	26,000,000	26,000,000
Federal Home Loan Bank, 0.875%, 5/24/17	23,395,000	23,433,744
Federal Home Loan Bank, 0.625%, 5/30/17	24,010,000	24,014,556
Federal Home Loan Bank, 5.25%, 6/5/17	11,540,000	11,902,141
Federal Home Loan Bank, 1.00%, 6/21/17	11,745,000	11,775,599
Federal Home Loan Bank, 0.625%, 6/27/17	22,495,000	22,494,805
Federal Home Loan Bank, 0.80%, 6/30/17	3,950,000	3,954,785
Federal Home Loan Bank, 0.69%, 7/26/17	5,000,000	5,000,000
Federal Home Loan Bank, 0.75%, 8/15/17	10,000,000	10,000,000
Federal Home Loan Bank, 0.75%, 8/23/17	14,000,000	14,000,000
Federal Home Loan Mortgage Corp., 1.00%, 6/29/17	7,208,000	7,227,369
Federal Home Loan Mortgage Corp., 1.00%, 7/28/17	15,000,000	15,043,866

6

	Principal Amount	Value
Federal National Mortgage Association, 1.375%, 11/15/16	$11,000,000	$11,011,571
Federal National Mortgage Association, 0.58%, 6/1/17	45,350,000	45,167,230
		616,694,842
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		1,322,445,265
MUNICIPAL SECURITIES — 16.5%
ABAG Finance Authority for Nonprofit Corps. Rev., (2471 Shattuck LLC), VRDN, 0.88%, 10/6/16 (LIQ FAC: FNMA)	2,015,000	2,015,000
California Infrastructure & Economic Development Bank Rev., (South Malt Avenue Corp.), VRDN, 0.89%, 10/6/16 (LOC: City National Bank and FHLB)	1,665,000	1,665,000
California Municipal Finance Authority Rev., (San Francisco Planning and Urban Research Association), VRDN, 0.90%, 10/6/16 (LOC: Pacific Capital Bank N.A. and FHLB)	2,800,000	2,800,000
California Statewide Communities Development Authority Rev., (OakmontSL of Alameda LP), VRDN, 0.89%, 10/6/16 (LOC: East West Bank and FHLB)	4,320,000	4,320,000
California Statewide Communities Development Authority Rev., (OSL of Escondido LLC), VRDN, 0.87%, 10/6/16 (LIQ FAC: FNMA)	5,240,000	5,240,000
California Statewide Communities Development Authority Rev., (San Juan Capistrano Housing Investors LP), VRDN, 0.88%, 10/6/16 (LIQ FAC: FNMA)	5,265,000	5,265,000
California Statewide Communities Development Authority Rev., (Village at Hesperia LP), VRDN, 0.88%, 10/6/16 (LIQ FAC: FNMA)	2,300,000	2,300,000
City & County of Denver Rev., (Garden Court Mutual Housing Association, Inc.), VRDN, 0.90%, 10/6/16 (LIQ FAC: FNMA)	5,995,000	5,995,000
District of Columbia Housing Finance Agency Rev., (Park 7 Residential LP), VRDN, 0.89%, 10/6/16 (LIQ FAC: FHLMC)	9,700,000	9,700,000
Florida Housing Finance Corp. Rev., (Brentwood Club on Millenia Boulevard Partners Ltd.), VRDN, 0.90%, 10/6/16 (LOC: FNMA)	335,000	335,000
Housing Development Corp. Rev., (1133 Manhattan Avenue LLC), VRDN, 0.86%, 10/5/16 (LIQ FAC: FHLMC)	13,230,000	13,230,000
Housing Development Corp. Rev., (2 Gold LLC), VRDN, 0.75%, 10/5/16 (LIQ FAC: FNMA)	11,025,000	11,025,000
Housing Development Corp. Rev., (55th Clinton Associates LLC), VRDN, 0.83%, 10/5/16 (LIQ FAC: FNMA)	9,000,000	9,000,000
Housing Development Corp. Rev., (Clinton 54 LLC), VRDN, 0.83%, 10/5/16 (LIQ FAC: FNMA)	3,600,000	3,600,000
Housing Development Corp. Rev., (Rivereast Apartments LLC), VRDN, 0.80%, 10/5/16 (LIQ FAC: FHLMC)	1,575,000	1,575,000
Illinois Finance Authority Rev., (Lake Towers Associates II LP), VRDN, 1.15%, 10/6/16 (LIQ FAC: FHLMC)	3,465,000	3,465,000
Indianapolis Rev., (Farh-Fox Lake Affordable Housing, Inc.), VRDN, 0.81%, 10/6/16 (LIQ FAC: FNMA)	27,210,000	27,210,000
JJB Properties LLC Rev., VRDN, 0.88%, 10/6/16 (LOC: Arvest Bank and FHLB)	4,475,000	4,475,000
Louisiana State Local Government Environmental Facilities & Community Development Authority Rev., (EPT Slidell, Inc.), VRDN, 0.86%, 10/5/16 (LOC: First NBC Bank and FHLB)	10,635,000	10,635,000
Louisiana State Local Government Environmental Facilities & Community Development Authority Rev., (Go To The Show LLC), VRDN, 0.86%, 10/7/16 (LOC: First NBC Bank and FHLB)	14,360,000	14,360,000
Lynchburg Industrial Development Authority Rev., (Centra Health, Inc.), VRDN, 0.86%, 10/6/16 (NATL)(LOC: FHLB and Suntrust Bank)	3,395,000	3,395,000
Lynchburg Industrial Development Authority Rev., (Centra Health, Inc.), VRDN, 0.86%, 10/6/16 (NATL)(LOC: FHLB and Suntrust Bank)	6,375,000	6,375,000

7

	Principal Amount	Value
Lynchburg Industrial Development Authority Rev., (Centra Health, Inc.), VRDN, 0.86%, 10/6/16 (NATL)(LOC: FHLB and Suntrust Bank)	$5,400,000	$5,400,000
Minneapolis Rev., (One Ten Grant LP), VRDN, 0.83%, 10/6/16 (LIQ FAC: FNMA)	11,595,000	11,595,000
Nevada Housing Division Rev., (Vista Creek Apartments LLC), VRDN, 0.93%, 10/6/16 (LOC: East West Bank and FHLB)	13,515,000	13,515,000
New York State Housing Finance Agency Rev., (1010 Sixth Associates LLC), VRDN, 0.81%, 10/5/16 (LIQ FAC: FNMA)	4,000,000	4,000,000
New York State Housing Finance Agency Rev., (1500 Lexington Associates LLC), VRDN, 0.89%, 10/5/16 (LIQ FAC: FNMA)	15,000,000	15,000,000
New York State Housing Finance Agency Rev., (FC Foley Square Associates LLC), VRDN, 0.75%, 10/5/16 (LIQ FAC: FNMA)	2,500,000	2,500,000
New York State Housing Finance Agency Rev., (FC Foley Square Associates LLC), VRDN, 0.89%, 10/5/16 (LIQ FAC: FNMA)	12,000,000	12,000,000
New York State Housing Finance Agency Rev., (Maiden Lane Properties LLC), VRDN, 0.87%, 10/5/16 (LIQ FAC: FNMA)	1,600,000	1,600,000
New York State Housing Finance Agency Rev., (Middletown Overlook Preservation LP), VRDN, 0.89%, 10/5/16 (LIQ FAC: FNMA)	4,500,000	4,500,000
New York State Housing Finance Agency Rev., (Ocean Park Acquisition LP), VRDN, 0.83%, 10/5/16 (LIQ FAC: FNMA)	7,000,000	7,000,000
New York State Housing Finance Agency Rev., (River Place II LLC), VRDN, 0.84%, 10/5/16 (LIQ FAC: FNMA)	22,245,000	22,245,000
New York State Housing Finance Agency Rev., VRDN, 0.89%, 10/5/16 (LIQ FAC: FNMA)	21,000,000	21,000,000
Palm Beach County Housing Finance Authority Rev., VRDN, 0.97%, 10/6/16 (LIQ FAC: FHLMC)(Acquired 4/1/16, Cost $4,606,000)(2)	4,606,000	4,606,000
Pierce County Economic Development Corp. Rev., (Sumner Leasing LLC), VRDN, 1.03%, 10/6/16 (LOC: FHLB and Homestreet Bank)	1,705,000	1,705,000
Public Building Authority of Sevier County TN Rev., VRDN, 0.90%, 10/6/16 (LOC: SmartBank and FHLB)	5,030,000	5,030,000
Sacramento County Housing Authority Rev., (Cascades at Sacramento LP), VRDN, 0.87%, 10/6/16 (LIQ FAC: FNMA)	6,535,000	6,535,000
Shelby County Health Educational & Housing Facilities Board Rev., (Providence Place Apartments), VRDN, 0.90%, 10/6/16 (LIQ FAC: FNMA)	9,445,000	9,445,000
State of Oregon Housing & Community Services Department Rev., (Redwood Park Apartments LLC), VRDN, 0.93%, 10/6/16 (LIQ FAC: FNMA)	5,600,000	5,600,000
Upland Community Redevelopment Agency Rev., (Sunset Ridge Apartments and Village Apartments), VRDN, 0.84%, 10/5/16 (LOC: East West Bank and FHLB)	13,750,000	13,750,000
Washington State Housing Finance Commission Rev., (Ballard Landmark Inn LLC), VRDN, 0.84%, 10/5/16 (LOC: East West Bank and FHLB)	13,000,000	13,000,000
Washington State Housing Finance Commission Rev., (Barkley Ridge Partners LP), VRDN, 0.88%, 10/5/16 (LIQ FAC: FHLMC)	9,985,000	9,985,000
Washington State Housing Finance Commission Rev., (Lodge at Eagle Ridge LLC), VRDN, 0.90%, 10/6/16 (LOC: East West Bank and FHLB)	3,425,000	3,425,000
Washington State Housing Finance Commission Rev., (Merrill Gardens at Tacoma LLC), VRDN, 0.90%, 10/6/16 (LOC: FNMA)	17,640,000	17,640,000
Washington State Housing Finance Commission Rev., (REDM LLC), VRDN, 0.90%, 10/6/16 (LOC: East West Bank and FHLB)	4,020,000	4,020,000
TOTAL MUNICIPAL SECURITIES		363,076,000

8

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES(1) — 5.5%
U.S. Treasury Bills, 0.57%, 7/20/17	$10,000,000	$9,954,821
U.S. Treasury Notes, VRN, 0.33%, 10/4/16	25,000,000	24,998,403
U.S. Treasury Notes, VRN, 0.44%, 10/4/16	7,500,000	7,500,298
U.S. Treasury Notes, VRN, 0.30%, 10/31/16	17,275,000	17,274,973
U.S. Treasury Notes, 3.25%, 12/31/16	60,000,000	60,417,125
TOTAL U.S. TREASURY SECURITIES		120,145,620
CORPORATE BONDS — 2.9%
Fairfield North Texas Associates LP, VRDN, 0.89%, 10/6/16 (LOC: FHLB)	4,800,000	4,800,000
KDF Heninger LP, VRDN, 0.88%, 10/6/16 (LOC: FHLB)	4,500,000	4,500,000
Saddleback Valley Community Church, VRDN, 0.84%, 10/6/16 (LOC: FHLB)	8,020,000	8,020,000
Santa Monica Ocean Park Partners LP, VRDN, 0.88%, 10/6/16 (LOC: FHLB)	10,200,000	10,200,000
Varenna Care Center LP, VRDN, 0.88%, 10/6/16 (LOC: FHLB)	8,765,000	8,765,000
Warren LLC (The), VRDN, 0.88%, 10/6/16 (LOC: FHLB)(3)	26,300,000	26,300,000
TOTAL CORPORATE BONDS		62,585,000
TEMPORARY CASH INVESTMENTS†
State Street Institutional U.S. Government Money Market Fund, Premier Class	497,175	497,175
TOTAL INVESTMENT SECURITIES — 85.1%		1,868,749,060
OTHER ASSETS AND LIABILITIES(4) — 14.9%		326,451,086
TOTAL NET ASSETS — 100.0%		$2,195,200,146

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $4,606,000, which represented 0.2% of total net assets.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $26,300,000, which represented 1.2% of total net assets.

(4)	Amount relates primarily to receivable for investments sold, but not settled, at period end.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

SEPTEMBER 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$1,868,749,060
Receivable for investments sold	348,974,705
Receivable for capital shares sold	3,538,041
Interest receivable	1,805,162
2,223,066,968

Liabilities
Payable for investments purchased	14,359,512
Payable for capital shares redeemed	12,695,795
Accrued management fees	811,515
27,866,822

Net Assets	$2,195,200,146

Net Assets Consist of:
Capital paid in	$2,195,346,989
Accumulated net realized loss	(146,843)
$2,195,200,146

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$2,078,077,352	2,078,231,387	$1.00
A Class	$117,090,455	117,088,073	$1.00
C Class	$32,339	32,337	$1.00

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$4,122,663

Expenses:
Management fees	4,176,786
Distribution and service fees:
A Class	20,366
C Class	98
Trustees' fees and expenses	56,790
Other expenses	13,357
4,267,397
Fees waived	(301,008)
3,966,389

Net investment income (loss)	156,274

Net realized gain (loss) on investment transactions	102,056

Net Increase (Decrease) in Net Assets Resulting from Operations	$258,330

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED) AND YEAR ENDED MARCH 31, 2016
Increase (Decrease) in Net Assets	September 30, 2016	March 31, 2016
Operations
Net investment income (loss)	$156,274	$148,695
Net realized gain (loss)	102,056	63,804
Net increase (decrease) in net assets resulting from operations	258,330	212,499

Distributions to Shareholders
From net investment income:
Investor Class	(152,581)	(148,692)
A Class	(3,690)	(2)
C Class	(3)	(1)
Decrease in net assets from distributions	(156,274)	(148,695)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 4)	620,848,409	200,956,047

Net increase (decrease) in net assets	620,950,465	201,019,851

Net Assets
Beginning of period	1,574,249,681	1,373,229,830
End of period	$2,195,200,146	$1,574,249,681

See Notes to Financial Statements.

12

Notes to Financial Statements

SEPTEMBER 30, 2016 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. U.S. Government Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek current income while maintaining liquidity and preserving capital.

The fund offers the Investor Class, the A Class and the C Class. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. Sale of the A Class and C Class commenced on December 1, 2015.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Treasury Roll Transactions — The fund purchases a security and at the same time makes a commitment to sell the same security at a future settlement date at a specified price. These types of transactions are known as treasury roll transactions. The difference between the purchase price and the sale price represents interest income reflective of an agreed upon rate between the fund and the counterparty.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

13

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 45% of the shares of the fund. ACIM owns 10% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on each class's daily net assets and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1170% to 0.2300%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The total amount of the waiver for each class for the six months ended September 30, 2016 was $280,366, $174 and $4 for the Investor Class, A Class and C Class, respectively. The effective annual management fee before waiver for each class for the six months ended September 30, 2016 was 0.45%. The effective annual management fee after waiver for each class for the six months ended September 30, 2016 was 0.42% for Investor Class, 0.45% for A Class and 0.42% for C Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2016 are detailed in the Statement of Operations.

In order to maintain a positive yield, all or a portion of the distribution and/or service fee may voluntarily be waived on a daily basis. The fee waiver may be revised or terminated at any time without notice. The total amount of the waiver for each class for the six months ended September 30, 2016 was $20,366 and $98 for the A Class and C Class, respectively, and the effective annual distribution and service fee after waiver was 0.00% for each class.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

14

4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2016		Year ended March 31, 2016(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	722,101,097	$722,101,097	1,020,416,585	$1,020,416,585
Issued in reinvestment of distributions	152,581	152,581	148,265	148,265
Redeemed	(218,448,915)	(218,448,915)	(819,685,567)	(819,685,567)
	503,804,763	503,804,763	200,879,283	200,879,283
A Class
Sold	142,093,458	142,093,458	94,261	94,261
Issued in reinvestment of distributions	3,690	3,690	2	2
Redeemed	(25,060,838)	(25,060,838)	(42,500)	(42,500)
	117,036,310	117,036,310	51,763	51,763
C Class
Sold	7,333	7,333	38,000	38,000
Issued in reinvestment of distributions	3	3	1	1
Redeemed	—	—	(13,000)	(13,000)
	7,336	7,336	25,001	25,001
Net increase (decrease)	620,848,409	$620,848,409	200,956,047	$200,956,047

(1)	December 1, 2015 (commencement of sale) through March 31, 2016 for the A Class and C Class.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Securities	—	$1,322,445,265	—
Municipal Securities	—	363,076,000	—
U.S. Treasury Securities	—	120,145,620	—
Corporate Bonds	—	62,585,000	—
Temporary Cash Investments	$497,175	—	—
	$497,175	$1,868,251,885	—

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2016, the fund had accumulated short-term capital losses of $(248,899), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(248,263) and $(636) expire in 2017 and 2018, respectively.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data						Ratios and Supplemental Data
						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2016(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.43%(4)	0.46%(4)	0.02%(4)	(0.01)%(4)	$2,078,077
2016	$1.00	—(3)	—(3)	$1.00	0.01%	0.23%	0.46%	0.01%	(0.22)%	$1,574,173
2015	$1.00	—(3)	—(3)	$1.00	0.01%	0.15%	0.46%	0.01%	(0.30)%	$1,373,230
2014	$1.00	—(3)	—(3)	$1.00	0.01%	0.17%	0.46%	0.01%	(0.28)%	$1,240,776
2013	$1.00	—(3)	—(3)	$1.00	0.01%	0.29%	0.46%	0.01%	(0.16)%	$1,083,806
2012	$1.00	—(3)	—(3)	$1.00	0.01%	0.28%	0.46%	0.01%	(0.17)%	$978,696
A Class
2016(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.46%(4)	0.71%(4)	0.05%(4)	(0.21)%(4)	$117,090
2016(5)	$1.00	—(3)	—(3)	$1.00	0.01%	0.34%(4)	0.71%(4)	0.01%(4)	(0.35)%(4)	$52
C Class
2016(2)	$1.00	—(3)	—(3)	$1.00	0.01%	0.43%(4)	1.21%(4)	0.02%(4)	(0.76)%(4)	$32
2016(5)	$1.00	—(3)	—(3)	$1.00	0.01%	0.31%(4)	1.21%(4)	0.01%(4)	(0.88)%(4)	$25

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(2)	Six months ended September 30, 2016 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

(5)	December 1, 2015 (commencement of sale) through March 31, 2016.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2016, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

19

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was in the first quartile of its peer group for the ten-year period, the third quartile of its peer group for the three- and five-year periods, and in the fourth quartile of its peer group for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

20

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the industry-wide proliferation of fee waivers to support positive money market fund yields, the Board recognized that net fee comparisons may be less statistically relevant than in prior years. With that in mind, the Board reviewed peer data on both a gross basis and net of applicable fee waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

21

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

22

Proxy Voting Results

A special meeting of shareholders was held on June 13, 2016, to vote on the following proposal. The proposal received the required number of votes and was adopted. A summary of voting results is listed below.

To elect four trustees to the Board of Trustees of American Century Investment Trust:

	Affirmative	Withhold
Tanya S. Beder	$11,245,587,866	$88,169,279
Jeremy I. Bulow	$11,247,094,163	$86,662,982
Anne Casscells	$11,241,523,389	$92,233,756
Jonathan D. Levin	$11,242,680,933	$91,076,212
The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, Ronald J. Gilson, Frederick L. A. Grauer, Peter F. Pervere and John B. Shoven.

23

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90817 1611

Semiannual Report

September 30, 2016

Prime Money Market Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Despite Brexit Shock, Markets Produced Positive, Central Bank-Boosted Returns

The reporting period was unusual in that virtually all mutual fund asset classes posted positive performance, led by gold, U.S. small-cap stocks, and emerging markets (EM) stocks. Even as those higher-risk/higher-volatility asset classes outperformed, government bonds also produced solid returns. Simultaneous positive performance across all asset classes is rare. How did it happen? Massive central bank stimulus—amplified in the wake of China- and energy market-related volatility in early 2016 and the unexpected U.K. vote to leave the European Union (Brexit) in June—helped boost most markets for the reporting period.

Continued central bank stimulus encouraged relatively aggressive investor behavior, including demand for equities and higher-yielding bond sectors, including high-yield corporates and EM debt. At the same time, central bank stimulus also included large volumes of bond purchases and low interest rate targets, which helped drive interest rates lower and government bond prices higher. Oil’s rebound from its January 2016 lows and stabilization of China’s economy also supported investor sentiment, as well as repeated decisions by the Federal Reserve (Fed) to keep its expected interest rate hikes on hold.

The reporting period featured many surprises, including weaker-than-expected global growth, Brexit, the quick market rebound from Brexit, the Republican nomination of Donald Trump, and concerns about the stability of major European banks. Central bank stimulus provided market support, but possible changes loom ahead—the Fed might raise rates as early as December, and other central banks might taper their bond purchases in future months. Meanwhile, the U.S. continues to be swayed by other global factors, including increasing populism and anti-globalization. We’re watching the aftermath of the U.S. elections and the Italian constitutional referendum to see if themes that Brexit spotlighted—nationalism/isolationism, anti-immigration, anti-trade agreements, distrust of career politicians—shape future U.S. and European government leadership. We appreciate your continued trust in us during this potentially turbulent period.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2016
7-Day Current Yields	Investor Class	A Class	C Class
After waiver(1)	0.25%	0.25%	0.25%
Before waiver	0.25%	0.00%	-0.50%
7-Day Effective Yields	Investor Class	A Class	C Class
After waiver(1)	0.25%	0.25%	0.25%

(1)	Yields would have been lower if a portion of the fees had not been waived.

Portfolio at a Glance
Weighted Average Maturity	29 days
Weighted Average Life	69 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	72%
31-90 days	22%
91-180 days	4%
More than 180 days	2%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Expenses Paid During Period(1) 4/1/16 - 9/30/16	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.40	$2.91	0.58%
Investor Class (before waiver)	$1,000	$1,000.40(2)	$2.91	0.58%
A Class (after waiver)	$1,000	$1,000.40	$2.91	0.58%
A Class (before waiver)	$1,000	$1,000.40(2)	$4.16	0.83%
C Class (after waiver)	$1,000	$1,000.40	$2.91	0.58%
C Class (before waiver)	$1,000	$1,000.40(2)	$6.67	1.33%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.16	$2.94	0.58%
Investor Class (before waiver)	$1,000	$1,022.16	$2.94	0.58%
A Class (after waiver)	$1,000	$1,022.16	$2.94	0.58%
A Class (before waiver)	$1,000	$1,020.91	$4.20	0.83%
C Class (after waiver)	$1,000	$1,022.16	$2.94	0.58%
C Class (before waiver)	$1,000	$1,018.40	$6.73	1.33%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

5

Schedule of Investments

SEPTEMBER 30, 2016 (UNAUDITED)

	Principal Amount	Value
COMMERCIAL PAPER(1) — 35.5%
Bank of Nova Scotia (The), 0.87%, 12/28/16(2)	$10,000,000	$9,979,222
Bennington Stark Capital Co. LLC, 0.61%, 10/5/16 (LOC: Societe Generale SA)(2)	25,000,000	24,998,333
Chariot Funding LLC, 0.85%, 1/5/17 (LOC: JPMorgan Chase Bank N.A.)(2)	20,000,000	19,955,733
Chariot Funding LLC, 0.92%, 1/27/17 (LOC: JPMorgan Chase Bank N.A.)(2)	25,000,000	24,926,250
Charta LLC, 0.83%, 11/7/16 (LOC: Citibank N.A.)(2)	14,500,000	14,487,780
Chevron Corp., 0.76%, 11/8/16(2)	10,000,000	9,992,083
Coca-Cola Co., 0.70%, 10/12/16(2)	30,000,000	29,993,675
CRC Funding LLC, 0.81%, 11/15/16 (LOC: Citibank N.A)(2)	10,000,000	9,990,000
CRC Funding LLC, 0.86%, 11/28/16 (LOC: Citibank N.A)(2)	35,000,000	34,952,070
Crown Point Capital Co. LLC, 0.81%, 10/28/16 (LOC: Credit Suisse AG)(2)	20,000,000	20,000,000
Crown Point Capital Co. LLC, 0.83%, 2/6/17 (LOC: Credit Suisse AG)(2)	40,000,000	40,000,000
Nestle Capital Corp., 0.59%, 10/3/16 (LOC: Nestle S.A.)(2)	30,000,000	29,999,033
Old Line Funding LLC, 0.89%, 12/13/16 (LOC: Royal Bank of Canada)	35,000,000	34,938,254
Old Line Funding LLC, 0.94%, 1/5/17 (LOC: Royal Bank of Canada)	25,000,000	25,000,000
Ridgefield Funding Co. LLC, 0.85%, 6/20/17 (LOC: BNP Paribas)(2)	25,000,000	25,000,000
Thunder Bay Funding LLC, 0.91%, 12/5/16 (LOC: Royal Bank of Canada)(2)	25,000,000	24,959,827
Thunder Bay Funding LLC, 0.90%, 12/19/16 (LOC: Royal Bank of Canada)(2)	20,000,000	19,961,378
Toyota Financial Services de Puerto Rico, Inc., 1.31%, 6/26/17 (LOC: Toyota Motor Credit Corp.)	30,000,000	29,716,267
Toyota Motor Credit Corp., 0.92%, 2/3/17	35,000,000	35,000,000
TOTAL COMMERCIAL PAPER		463,849,905
MUNICIPAL SECURITIES — 30.3%
ABAG Finance Authority for Nonprofit Corps. Rev., (Public Policy Institute of California), VRDN, 1.00%, 10/6/16 (LOC: Wells Fargo Bank N.A.)	2,435,000	2,435,000
Broward County Educational Facilities Auth. Rev., (Nova Southeastern Univ-A), VRDN, 0.85%, 10/3/16 (LOC: Bank of America N.A.)	33,000,000	33,000,000
California Health Facilities Financing Authority Rev., (Social Model Recovery Systems, Inc.), VRDN, 0.69%, 10/6/16 (LOC: Preferred Bank and FHLB)	4,705,000	4,705,000
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.85%, 10/3/16 (LOC: Union Bank N.A.)	15,100,000	15,100,000
California Infrastructure & Economic Development Bank Rev., VRDN, 0.74%, 10/6/16 (LOC: Bank of the West)	6,615,000	6,615,000
City of Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 87-8), VRDN, 0.81%, 10/3/16 (LOC: State Street Bank & Trust Co.)	14,138,000	14,138,000
City of Philadelphia, PA, 0.74%, 11/9/16 (LOC: Wells Fargo Bank N.A.)	15,000,000	15,000,000

6

	Principal Amount	Value
Colorado Housing & Finance Authority Rev., (Organizers Unlimited/M&P Enterprises Obligated Group), VRDN, 0.79%, 10/6/16 (LOC: Colorado Business Bank and FHLB)	$215,000	$215,000
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 0.87%, 10/3/16	6,000,000	6,000,000
Health & Educational Facilities Authority of the State of Missouri Rev., (Bethesda Health Group, Inc. Obligated Group), VRDN, 0.91%, 10/3/16 (LOC: Bank of America N.A.)	22,340,000	22,340,000
Hesperia Public Financing Authority Rev., VRDN, 0.90%, 10/5/16 (LOC: Bank of the West)	4,420,000	4,420,000
Idaho Housing & Finance Association Rev., (Traditions at Boise LLC), VRDN, 1.00%, 10/5/16 (LOC: FHLMC)	735,000	735,000
Illinois Finance Authority Rev., (University of Chicago Medical Center), VRDN, 0.94%, 10/3/16 (LOC: PNC Bank N.A.)	1,400,000	1,400,000
Illinois Finance Authority Rev., (University of Chicago Medical Center), VRDN, 0.94%, 10/3/16 (LOC: PNC Bank N.A.)	7,200,000	7,200,000
Indiana Finance Authority Rev., (Franciscan Alliance, Inc. Obligated Group), VRDN, 0.90%, 10/6/16 (LOC: JPMorgan Chase Bank N.A.)	30,000,000	30,000,000
Johnson City Health & Educational Facilities Board Rev., (Mountain States Health Alliance Obligated Group), VRDN, 0.85%, 10/5/16 (LOC: U.S. Bank N.A.)	44,600,000	44,600,000
Lee County Housing Finance Authority Rev., (University Club Partners Ltd.), VRDN, 0.95%, 10/6/16 (LOC: FNMA)	185,000	185,000
Massachusetts Health & Educational Facilities Authority Rev., (Harrington Memorial Hospital, Inc.), VRDN, 0.80%, 10/5/16 (LOC: TD Bank N.A.)	12,380,000	12,380,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.85%, 10/3/16	4,100,000	4,100,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.85%, 10/3/16	16,550,000	16,550,000
Montgomery County Public Building Authority Rev., VRDN, 0.92%, 10/3/16 (LOC: Bank of America N.A.)	4,880,000	4,880,000
Nassau Health Care Corp. Rev., VRDN, 0.85%, 10/5/16 (LOC: JPMorgan Chase Bank N.A.)	4,105,000	4,105,000
Nevada Housing Division Rev., (Oakmont at Fort Apache Road LLC), VRDN, 0.99%, 10/5/16 (LOC: Exchange Bank and FHLB)	6,400,000	6,400,000
New York City GO, VRDN, 0.86%, 10/3/16 (LIQ FAC: JPMorgan Chase Bank N.A.)	15,000,000	15,000,000
New York City GO, VRDN, 0.94%, 10/3/16 (LOC: PNC Bank N.A.)	3,000,000	3,000,000
North Carolina Capital Facilities Finance Agency Rev., (Summit School, Inc.), VRDN, 0.95%, 10/6/16 (LOC: Branch Banking & Trust)	4,400,000	4,400,000
Osceola County Housing Finance Authority Rev., VRDN, 0.80%, 10/5/16 (LOC: FNMA)	620,000	620,000
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 0.85%, 10/5/16 (SBBPA: Northern Trust Company)	20,000,000	20,000,000
Salinas COP, VRDN, 1.00%, 10/6/16 (LOC: Rabobank Nederland)	4,490,000	4,490,000
South Carolina Jobs-Economic Development Authority Rev., (Blue Ridge Log Cabins/BRLC Properties Obligated Group), VRDN, 1.00%, 10/6/16 (LOC: Branch Banking & Trust)	4,995,000	4,995,000
South Dakota Housing Development Authority Rev., VRDN, 0.90%, 10/6/16 (SBBPA: South Dakota Housing Development Authority)	30,000,000	30,000,000
Town of Dover-Foxcroft Rev., (Pleasant River Lumber Co.), VRDN, 0.96%, 10/5/16 (LOC: Wells Fargo Bank N.A. and CoBANK ACB)	435,000	435,000
Traer Creek Metropolitan District Rev., VRDN, 0.80%, 10/5/16 (LOC: BNP Paribas)	9,100,000	9,100,000

7

	Principal Amount	Value
University of Kansas Hospital Authority Rev., (Health System), VRDN, 0.91%, 10/3/16 (LOC: U.S. Bank N.A.)	$22,825,000	$22,825,000
Washington State Housing Finance Commission Rev., (Merrill Gardens at Renton Centre LLC), VRDN, 1.00%, 10/6/16 (LIQ FAC: FNMA)	290,000	290,000
Washington State Housing Finance Commission Rev., (Merrill Gardens Queen Anne LLC), VRDN, 1.00%, 10/6/16 (LOC: FNMA)(LIQ FAC: FNMA)	70,000	70,000
Washington State Housing Finance Commission Rev., (Traditions at South Hill LLC), VRDN, 1.00%, 10/5/16 (LIQ FAC: FHLMC)	665,000	665,000
West Memphis Rev., (S-B West Memphis LLC), VRDN, 0.85%, 10/6/16 (LOC: JPMorgan Chase Bank N.A.)	6,200,000	6,200,000
Wisconsin Housing & Economic Development Authority Rev., Series 2007 D, (Taxable), VRDN, 0.80%, 10/5/16 (SBBPA: Wells Fargo Bank N.A.)	17,670,000	17,670,000
TOTAL MUNICIPAL SECURITIES		396,263,000
CERTIFICATES OF DEPOSIT — 17.8%
Bank of Montreal, 0.98%, 10/11/16	15,000,000	15,000,000
Bank of Montreal, 0.86%, 12/7/16	20,000,000	20,000,000
Bank of Montreal, 1.17%, 3/23/17	20,000,000	20,000,000
Bank of Nova Scotia (The), 1.05%, 3/14/17	25,000,000	25,000,000
Bank of Nova Scotia (The), 1.23%, 5/25/17	30,000,000	30,000,000
Bank of Nova Scotia (The), 1.10%, 12/13/16	13,500,000	13,505,060
Toronto-Dominion Bank (The), 0.93%, 10/17/16	25,000,000	25,000,000
Toronto-Dominion Bank (The), 2.375%, 10/19/16	10,000,000	10,007,887
Toronto-Dominion Bank (The), 1.01%, 4/6/17	10,000,000	10,000,000
Wells Fargo Bank N.A., 1.02%, 2/3/17	65,000,000	65,000,000
TOTAL CERTIFICATES OF DEPOSIT		233,512,947
CORPORATE BONDS — 15.1%
2880 Stevens Creek LLC, VRDN, 0.85%, 10/5/16 (LOC: Bank of the West)	10,250,000	10,250,000
CHS Properties, Inc., VRDN, 0.95%, 10/3/16 (LOC: Wells Fargo Bank N.A.)	1,523,000	1,523,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.85%, 10/3/16 (LOC: FHLB)	23,925,000	23,925,000
D&I Properties LLC, VRDN, 0.85%, 10/5/16 (LOC: Wells Fargo Bank N.A.)	3,550,000	3,550,000
East Grand Office Park LP, VRDN, 0.89%, 10/3/16 (LOC: FHLB)	4,440,000	4,440,000
Esplanade Theatres LLC, VRDN, 0.95%, 10/1/16 (LOC: FHLB)	2,475,000	2,475,000
First Baptist Church of Opelika AL, VRDN, 0.85%, 10/6/16 (LOC: FHLB)	4,085,000	4,085,000
General Secretariat of the Organization of American States, VRDN, 0.90%, 10/6/16 (LOC: Bank of America N.A)	18,700,000	18,700,000
HHH Investment Co. LLC, VRDN, 0.80%, 10/5/16 (LOC: Bank of the West)	14,570,000	14,570,000
Labcon North America, VRDN, 0.89%, 10/5/16 (LOC: Bank of the West)	2,680,000	2,680,000
Lakeport Group LLC, VRDN, 0.89%, 10/5/16 (LOC: MUFG Union Bank NA)	3,510,000	3,510,000
Manse on Marsh LP, VRDN, 0.85%, 10/3/16 (LOC: FHLB)	9,705,000	9,705,000
Ness Family Partners LP, VRDN, 0.89%, 10/5/16 (LOC: Bank of the West)	6,210,000	6,210,000
Norlan Partners LP, VRDN, 0.70%, 10/3/16 (LOC: FHLB)(2)	2,305,000	2,305,000
Northcreek Church, VRDN, 1.00%, 10/1/16 (LOC: FHLB)	7,630,000	7,630,000

8

	Principal Amount/Shares	Value
Partisan Property, Inc., Series 2014, VRDN, 0.87%, 10/5/16 (LOC: Wells Fargo Bank N.A.)	$7,190,000	$7,190,000
Provence LLC, VRDN, 0.70%, 10/3/16 (LOC: FHLB)(2)	3,395,000	3,395,000
Providence Health & Services Obligated Group, VRDN, 0.88%, 10/3/16 (LOC: U.S. Bank N.A.)	5,780,000	5,780,000
Relay Relay LLC, VRDN, 0.85%, 10/3/16 (LOC: FHLB)	8,125,000	8,125,000
Salvation Army, VRDN, 0.82%, 10/3/16 (LOC: Bank of New York Mellon)	25,000,000	25,000,000
Sidal Realty Co. LP, VRDN, 0.75%, 10/3/16 (LOC: Wells Fargo Bank N.A.)	4,565,000	4,565,000
World Wildlife Fund, Inc., VRDN, 0.94%, 10/3/16 (LOC: JPMorgan Chase Bank N.A.)	27,880,000	27,880,000
TOTAL CORPORATE BONDS		197,493,000
U.S. TREASURY SECURITIES(1) — 3.8%
U.S. Treasury Bills, 0.57%, 6/22/17	82,500	82,161
U.S. Treasury Notes, VRN, 0.33%, 10/4/16	19,500,000	19,496,885
U.S. Treasury Notes, VRN, 0.42%, 10/4/16	20,000,000	20,003,045
U.S. Treasury Notes, 0.75%, 1/15/17	10,000,000	10,006,145
TOTAL U.S. TREASURY SECURITIES		49,588,236
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	946,767	946,767
TOTAL INVESTMENT SECURITIES — 102.6%		1,341,653,855
OTHER ASSETS AND LIABILITIES — (2.6)%		(33,727,069)
TOTAL NET ASSETS — 100.0%		$1,307,926,786

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $344,895,384, which represented 26.4% of total net assets.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

SEPTEMBER 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$1,341,653,855
Cash	600,363
Receivable for investments sold	11,987,000
Receivable for capital shares sold	1,721,186
Interest receivable	1,076,641
1,357,039,045

Liabilities
Payable for investments purchased	42,096,267
Payable for capital shares redeemed	6,384,633
Accrued management fees	631,359
49,112,259

Net Assets	$1,307,926,786

Net Assets Consist of:
Capital paid in	$1,308,182,304
Accumulated net realized loss	(255,518)
$1,307,926,786

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,268,941,867	1,269,220,978	$1.00
A Class	$29,602,243	29,593,336	$1.00
C Class	$9,382,676	9,381,587	$1.00

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$5,368,775

Expenses:
Management fees	4,683,725
Distribution and service fees:
A Class	212,125
C Class	36,750
Trustees' fees and expenses	52,127
Other expenses	26,722
5,011,449
Fees waived	(248,875)
4,762,574

Net investment income (loss)	606,201

Net realized gain (loss) on investment transactions	229,835

Net Increase (Decrease) in Net Assets Resulting from Operations	$836,036

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED) AND YEAR ENDED MARCH 31, 2016
Increase (Decrease) in Net Assets	September 30, 2016	March 31, 2016
Operations
Net investment income (loss)	$606,201	$196,114
Net realized gain (loss)	229,835	120,592
Net increase (decrease) in net assets resulting from operations	836,036	316,706

Distributions to Shareholders
From net investment income:
Investor Class	(550,703)	(174,856)
A Class	(51,647)	(20,351)
B Class	—	(8)
C Class	(3,851)	(899)
Decrease in net assets from distributions	(606,201)	(196,114)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 4)	(474,568,010)	(225,215,280)

Net increase (decrease) in net assets	(474,338,175)	(225,094,688)

Net Assets
Beginning of period	1,782,264,961	2,007,359,649
End of period	$1,307,926,786	$1,782,264,961

See Notes to Financial Statements.

12

Notes to Financial Statements

SEPTEMBER 30, 2016 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to earn the highest level of current income while preserving the value of your investment.

The fund offers the Investor Class, the A Class and the C Class. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. On October 16, 2015, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

13

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2370% to 0.3500%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class and C Class. The effective annual management fee for each class for the six months ended September 30, 2016 was 0.57%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 0.75%, of which 0.25% is paid for individual shareholder services and 0.50% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2016 are detailed in the Statement of Operations.

In order to maintain a positive yield, all or a portion of the distribution and/or service fee may voluntarily be waived on a daily basis. The fee waiver may be revised or terminated at any time without notice. The total amount of the waiver for each class for the six months ended September 30, 2016 was $212,125 and $36,750 for the A Class and C Class, respectively, and the effective annual distribution and service fee after waiver was 0.00% for each class.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $6,000,000 and there were no interfund sales.

14

4. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2016		Year ended March 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	420,757,910	$420,757,910	1,118,100,112	$1,118,100,112
Issued in reinvestment of distributions	550,703	550,703	164,464	164,464
Redeemed	(716,144,176)	(716,144,176)	(1,367,852,287)	(1,367,852,287)
	(294,835,563)	(294,835,563)	(249,587,711)	(249,587,711)
A Class
Sold	76,119,550	76,119,550	288,251,885	288,251,885
Issued in reinvestment of distributions	47,531	47,531	19,976	19,976
Redeemed	(255,755,289)	(255,755,289)	(266,079,413)	(266,079,413)
	(179,588,208)	(179,588,208)	22,192,448	22,192,448
B Class	N/A
Issued in reinvestment of distributions			8	8
Redeemed			(199,122)	(199,125)
			(199,114)	(199,117)
C Class
Sold	3,070,023	3,070,023	7,529,637	7,529,637
Issued in reinvestment of distributions	3,851	3,851	875	875
Redeemed	(3,218,113)	(3,218,113)	(5,151,412)	(5,151,412)
	(144,239)	(144,239)	2,379,100	2,379,100
Net increase (decrease)	(474,568,010)	$(474,568,010)	(225,215,277)	$(225,215,280)

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Commercial Paper	—	$463,849,905	—
Municipal Securities	—	396,263,000	—
Certificates of Deposit	—	233,512,947	—
Corporate Bonds	—	197,493,000	—
U.S. Treasury Securities	—	49,588,236	—
Temporary Cash Investments	$946,767	—	—
	$946,767	$1,340,707,088	—

6. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2016, the fund had accumulated short-term capital losses of $(485,353), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2017	2018	Unlimited
$(459,307)	$(16,038)	$(10,008)

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data						Ratios and Supplemental Data
						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2016(2)	$1.00	—(3)	—(3)	$1.00	0.04%	0.58%(4)	0.58%(4)	0.07%(4)	0.07%(4)	$1,268,942
2016	$1.00	—(3)	—(3)	$1.00	0.01%	0.30%	0.58%	0.02%	(0.26)%	$1,563,574
2015	$1.00	—(3)	—(3)	$1.00	0.01%	0.15%	0.58%	0.01%	(0.42)%	$1,813,054
2014	$1.00	—(3)	—(3)	$1.00	0.01%	0.16%	0.58%	0.01%	(0.41)%	$2,014,191
2013	$1.00	—(3)	—(3)	$1.00	0.01%	0.23%	0.58%	0.01%	(0.34)%	$2,031,353
2012	$1.00	—(3)	—(3)	$1.00	0.01%	0.25%	0.58%	0.01%	(0.32)%	$2,080,533
A Class
2016(2)	$1.00	—(3)	—(3)	$1.00	0.04%	0.58%(4)	0.83%(4)	0.07%(4)	(0.18)%(4)	$29,602
2016	$1.00	—(3)	—(3)	$1.00	0.01%	0.31%	0.83%	0.00%(5)	(0.51)%	$209,165
2015	$1.00	—(3)	—(3)	$1.00	0.01%	0.15%	0.83%	0.01%	(0.67)%	$186,961
2014	$1.00	—(3)	—(3)	$1.00	0.01%	0.16%	0.83%	0.01%	(0.66)%	$213,512
2013	$1.00	—(3)	—(3)	$1.00	0.01%	0.23%	0.83%	0.01%	(0.59)%	$166,572
2012	$1.00	—(3)	—(3)	$1.00	0.01%	0.25%	0.83%	0.01%	(0.57)%	$96,120

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data						Ratios and Supplemental Data
						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Income From Investment Operations: Net Investment Income (Loss)	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
C Class
2016(2)	$1.00	—(3)	—(3)	$1.00	0.04%	0.58%(4)	1.33%(4)	0.07%(4)	(0.68)%(4)	$9,383
2016	$1.00	—(3)	—(3)	$1.00	0.01%	0.32%	1.33%	0.00%(5)	(1.01)%	$9,526
2015	$1.00	—(3)	—(3)	$1.00	0.01%	0.15%	1.33%	0.01%	(1.17)%	$7,146
2014	$1.00	—(3)	—(3)	$1.00	0.01%	0.16%	1.33%	0.01%	(1.16)%	$6,825
2013	$1.00	—(3)	—(3)	$1.00	0.01%	0.23%	1.33%	0.01%	(1.09)%	$7,241
2012	$1.00	—(3)	—(3)	$1.00	0.01%	0.25%	1.33%	0.01%	(1.07)%	$5,731

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(2)	Six months ended September 30, 2016 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

(5)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2016, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

19

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was in the first quartile of its peer group for the ten-year period and in the third quartile of its peer group for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

20

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the industry-wide proliferation of fee waivers to support positive money market fund yields, the Board recognized that net fee comparisons may be less statistically relevant than in prior years. With that in mind, the Board reviewed peer data on both a gross basis and net of applicable fee waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

21

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

22

Proxy Voting Results

A special meeting of shareholders was held on June 13, 2016, to vote on the following proposal. The proposal received the required number of votes and was adopted. A summary of voting results is listed below.

To elect four trustees to the Board of Trustees of American Century Investment Trust:

	Affirmative	Withhold
Tanya S. Beder	$11,245,587,866	$88,169,279
Jeremy I. Bulow	$11,247,094,163	$86,662,982
Anne Casscells	$11,241,523,389	$92,233,756
Jonathan D. Levin	$11,242,680,933	$91,076,212
The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, Ronald J. Gilson, Frederick L. A. Grauer, Peter F. Pervere and John B. Shoven.

23

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90818 1611

Semiannual Report

September 30, 2016

Short Duration Inflation Protection Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Despite Brexit Shock, Markets Produced Positive, Central Bank-Boosted Returns

The reporting period was unusual in that virtually all mutual fund asset classes posted positive performance, led by gold, U.S. small-cap stocks, and emerging markets (EM) stocks. Even as those higher-risk/higher-volatility asset classes outperformed, government bonds also produced solid returns. Simultaneous positive performance across all asset classes is rare. How did it happen? Massive central bank stimulus—amplified in the wake of China- and energy market-related volatility in early 2016 and the unexpected U.K. vote to leave the European Union (Brexit) in June—helped boost most markets for the reporting period.

Continued central bank stimulus encouraged relatively aggressive investor behavior, including demand for equities and higher-yielding bond sectors, including high-yield corporates and EM debt. At the same time, central bank stimulus also included large volumes of bond purchases and low interest rate targets, which helped drive interest rates lower and government bond prices higher. Oil’s rebound from its January 2016 lows and stabilization of China’s economy also supported investor sentiment, as well as repeated decisions by the Federal Reserve (Fed) to keep its expected interest rate hikes on hold.

The reporting period featured many surprises, including weaker-than-expected global growth, Brexit, the quick market rebound from Brexit, the Republican nomination of Donald Trump, and concerns about the stability of major European banks. Central bank stimulus provided market support, but possible changes loom ahead—the Fed might raise rates as early as December, and other central banks might taper their bond purchases in future months. Meanwhile, the U.S. continues to be swayed by other global factors, including increasing populism and anti-globalization. We’re watching the aftermath of the U.S. elections and the Italian constitutional referendum to see if themes that Brexit spotlighted—nationalism/isolationism, anti-immigration, anti-trade agreements, distrust of career politicians—shape future U.S. and European government leadership. We appreciate your continued trust in us during this potentially turbulent period.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2016
Portfolio at a Glance
Average Duration (effective)	2.4 years
Weighted Average Life	3.2 years

Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	88.3%
Collateralized Mortgage Obligations	4.3%
Corporate Bonds	2.8%
Asset-Backed Securities	2.7%
Commercial Mortgage-Backed Securities	1.0%
Sovereign Governments and Agencies	0.2%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	(0.1)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Expenses Paid During Period(1) 4/1/16 - 9/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,013.80	$2.88	0.57%
Institutional Class	$1,000	$1,014.70	$1.87	0.37%
A Class	$1,000	$1,012.90	$4.14	0.82%
C Class	$1,000	$1,009.20	$7.91	1.57%
R Class	$1,000	$1,011.70	$5.40	1.07%
R6 Class	$1,000	$1,014.70	$1.62	0.32%
Hypothetical
Investor Class	$1,000	$1,022.21	$2.89	0.57%
Institutional Class	$1,000	$1,023.21	$1.88	0.37%
A Class	$1,000	$1,020.96	$4.15	0.82%
C Class	$1,000	$1,017.20	$7.94	1.57%
R Class	$1,000	$1,019.70	$5.42	1.07%
R6 Class	$1,000	$1,023.46	$1.62	0.32%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

SEPTEMBER 30, 2016 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES — 88.3%
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	$34,462,800	$35,536,937
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18(1)	118,685,400	120,021,916
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	77,396,681	80,707,788
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	61,258,278	65,274,616
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	209,520,240	213,174,692
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	62,836,940	67,518,229
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	73,451,400	78,049,090
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	136,371,809	139,113,019
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	160,174,477	171,295,390
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	135,049,530	137,994,555
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	48,050,100	50,508,968
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	87,987,248	89,908,185
TOTAL U.S. TREASURY SECURITIES (Cost $1,234,696,333)		1,249,103,385
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 4.3%
Private Sponsor Collateralized Mortgage Obligations — 3.7%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	92,501	95,517
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	555,948	573,386
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.95%, 10/1/16	860,078	859,279
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.125%, 10/1/16	1,393,905	1,340,413
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.58%, 10/1/16	1,862,211	1,825,613
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.65%, 10/1/16	707,253	685,262
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 10/1/16	706,137	692,791
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	797,187	815,631
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.86%, 10/1/16	717,309	693,677
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.76%, 10/1/16	1,037,501	915,165
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	1,102,743	1,133,796
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.92%, 10/1/16	807,886	823,665
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.16%, 10/1/16	1,406,098	1,345,515
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.97%, 10/1/16	914,193	918,503
JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 3.03%, 10/1/16	742,849	650,354
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	502,434	527,868

6

	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.65%, 10/1/16	$266,177	$260,798
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.44%, 10/1/16	96,078	96,393
Residential Accredit Loans, Inc., Series 2006-QS17, Class A5, 6.00%, 12/25/36	1,333,715	1,141,561
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	760,284	793,008
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 10/1/16(3)	1,952,009	1,975,942
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.89%, 10/1/16	2,168,647	2,159,823
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.62%, 10/1/16	1,641,049	1,666,546
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.27%, 10/25/16	837,802	772,570
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.86%, 10/1/16	328,881	335,642
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,159,515	1,139,391
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.98%, 10/1/16	1,988,219	2,069,438
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.96%, 10/1/16	1,143,467	1,189,909
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.04%, 10/1/16	872,037	876,570
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 2.99%, 10/1/16	1,260,188	1,262,175
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	964,194	964,158
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	869,640	877,920
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	577,740	566,373
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	1,413,865	1,424,093
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	650,073	661,121
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 2.96%, 10/1/16	2,402,262	2,186,831
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 3.03%, 10/1/16	1,547,055	1,474,529
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.06%, 10/1/16	447,473	415,763
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.23%, 10/1/16	738,463	686,261
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.89%, 10/1/16	1,425,959	1,402,493
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 3.09%, 10/1/16	764,275	729,343
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	510,718	508,516
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	1,383,731	1,377,766
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	1,526,759	1,536,741
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	352,425	355,836

7

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	$137,915	$141,856
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	1,679,887	1,667,741
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	397,187	412,363
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	936,829	959,303
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	742,680	732,007
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	1,840,728	1,839,297
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.32%, 10/1/16	310,134	302,939
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	636,279	669,314
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 10/1/16(3)	967,622	973,854
		52,502,619
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FNMA, Series 2016-C03, Class 2M2, VRN, 6.43%, 10/25/16	2,000,000	2,185,638
FNMA, Series 2016-C04, Class 1M2, VRN, 4.78%, 10/25/16	3,590,000	3,696,165
FNMA, Series 2016-C05, Class 2M2, VRN, 4.98%, 10/25/16	2,640,000	2,730,769
		8,612,572
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $60,635,852)		61,115,191
CORPORATE BONDS — 2.8%
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	300,000	315,008
Ford Motor Credit Co. LLC, 2.24%, 6/15/18	1,000,000	1,008,369
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,000,000	1,018,044
		2,341,421
Banks — 0.1%
Sberbank of Russia Via SB Capital SA, MTN, 5.40%, 3/24/17	1,400,000	1,421,912
Chemicals — 0.1%
Hexion, Inc., 8.875%, 2/1/18	200,000	192,000
LyondellBasell Industries NV, 5.00%, 4/15/19	400,000	429,520
		621,520
Consumer Finance — 0.1%
CIT Group, Inc., 5.00%, 5/15/17	1,500,000	1,530,000
Diversified Financial Services — 0.1%
Ally Financial, Inc., 3.60%, 5/21/18	1,500,000	1,526,250
MUFG Union Bank N.A., 2.625%, 9/26/18	390,000	397,372
		1,923,622
Diversified Telecommunication Services — 0.1%
Frontier Communications Corp., 8.50%, 4/15/20	1,000,000	1,085,000
Verizon Communications, Inc., 3.65%, 9/14/18	500,000	522,098
		1,607,098
Equity Real Estate Investment Trusts (REITs)†
HCP, Inc., 6.00%, 1/30/17	75,000	76,079

8

	Principal Amount	Value
Food and Staples Retailing — 0.1%
Dollar General Corp., 4.125%, 7/15/17	$1,160,000	$1,186,398
Gas Utilities — 0.2%
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(3)	400,000	419,606
Magellan Midstream Partners LP, 6.55%, 7/15/19	270,000	302,603
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18	1,200,000	1,245,000
		1,967,209
Health Care Equipment and Supplies†
Mallinckrodt International Finance SA, 3.50%, 4/15/18	500,000	501,875
Health Care Providers and Services — 0.3%
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	346,000	349,494
DaVita, Inc., 5.75%, 8/15/22	1,515,000	1,592,644
DaVita, Inc., 5.125%, 7/15/24	666,000	680,569
HCA, Inc., 7.69%, 6/15/25	100,000	112,891
Tenet Healthcare Corp., 6.25%, 11/1/18	1,370,000	1,469,325
		4,204,923
Hotels, Restaurants and Leisure — 0.1%
International Game Technology, 7.50%, 6/15/19	1,000,000	1,118,750
Household Durables — 0.2%
Lennar Corp., 4.75%, 12/15/17	1,435,000	1,478,050
Toll Brothers Finance Corp., 4.00%, 12/31/18	1,480,000	1,537,350
		3,015,400
IT Services — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	930,000	963,355
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	400,000	400,847
Media — 0.1%
Sable International Finance Ltd., 6.875%, 8/1/22	1,500,000	1,563,750
Multi-Utilities — 0.1%
CMS Energy Corp., 8.75%, 6/15/19	615,000	727,876
Dominion Gas Holdings LLC, 1.05%, 11/1/16	480,000	480,049
DPL, Inc., 6.50%, 10/15/16	101,000	101,152
NRG Energy, Inc., 7.625%, 1/15/18	378,000	404,460
		1,713,537
Multiline Retail†
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	257,000	258,953
Oil, Gas and Consumable Fuels — 0.1%
Concho Resources, Inc., 6.50%, 1/15/22	1,000,000	1,040,000
Petroleos Mexicanos, 6.00%, 3/5/20	250,000	270,625
		1,310,625
Pharmaceuticals — 0.1%
Actavis Funding SCS, 2.35%, 3/12/18	1,620,000	1,637,167
Mylan, Inc., 1.35%, 11/29/16	300,000	300,162
		1,937,329
Software†
Activision Blizzard, Inc., 5.625%, 9/15/21(3)	500,000	521,706
Specialty Retail — 0.2%
Hertz Corp. (The), 6.75%, 4/15/19	549,000	561,759

9

	Principal Amount	Value
Rent-A-Center, Inc., 6.625%, 11/15/20	$1,620,000	$1,571,400
		2,133,159
Technology Hardware, Storage and Peripherals — 0.1%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 6/1/19(3)	800,000	823,185
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 6/15/21(3)	900,000	956,635
		1,779,820
Wireless Telecommunication Services — 0.4%
Sprint Communications, Inc., 6.00%, 12/1/16	2,600,000	2,616,250
T-Mobile USA, Inc., 6.46%, 4/28/19	2,630,000	2,682,600
		5,298,850
TOTAL CORPORATE BONDS (Cost $38,843,337)		39,398,138
ASSET-BACKED SECURITIES(2) — 2.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(3)	4,500,000	4,514,630
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	2,625,000	2,666,178
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.77%, 10/17/16	3,050,000	3,048,373
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	265,450	265,012
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(3)	7,675,000	7,686,554
Hertz Fleet Lease Funding LP, Series 2014-1, Class C, VRN, 1.67%, 10/11/16(3)	2,390,000	2,382,500
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	540,966	539,118
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	1,900,655	1,887,365
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.71%, 10/17/16(3)	1,995,486	1,997,921
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	1,873,358	1,885,477
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	2,857,735	2,853,808
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	1,056,895	1,062,237
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	3,906,563	3,910,129
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	4,200,000	4,216,420
TOTAL ASSET-BACKED SECURITIES (Cost $38,838,571)		38,915,722
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 1.0%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.32%, 10/15/16(3)	2,700,000	2,697,156
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.33%, 10/15/16(3)	4,775,000	4,730,117
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 1.92%, 10/15/16(3)	3,700,000	3,633,461

10

	Principal Amount/Shares	Value
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/16(3)	$2,750,000	$2,847,091
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,929,441)		13,907,825
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Argentina — 0.2%
Argentine Republic Government International Bond, 6.875%, 4/22/21 (Cost $2,584,487)	2,350,000	2,563,850
TEMPORARY CASH INVESTMENTS — 0.8%
Concord Minutemen Capital Co. LLC, 0.41%, 10/3/16(3)(4)	11,546,000	11,545,577
State Street Institutional U.S. Government Money Market Fund, Premier Class	451	451
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,546,194)		11,546,028
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,401,074,215)		1,416,550,139
OTHER ASSETS AND LIABILITIES — (0.1)%		(2,042,385)
TOTAL NET ASSETS — 100.0%		$1,414,507,754

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	7,267,857	USD	5,559,838	UBS AG	12/21/16	$(7,077)
USD	5,564,781	CAD	7,174,188	JPMorgan Chase Bank N.A.	12/21/16	93,314
CHF	4,061,865	USD	4,212,788	UBS AG	12/21/16	(11,838)
USD	7,046,302	CHF	6,795,876	JPMorgan Chase Bank N.A.	12/21/16	17,723
JPY	215,498,423	USD	2,156,641	JPMorgan Chase Bank N.A.	12/21/16	(24,153)
USD	1,405,571	JPY	142,428,600	JPMorgan Chase Bank N.A.	12/21/16	(3,847)
USD	2,107,650	JPY	215,507,648	JPMorgan Chase Bank N.A.	12/21/16	(24,929)
NOK	22,861,584	USD	2,815,743	JPMorgan Chase Bank N.A.	12/21/16	44,499
NZD	3,894,323	USD	2,826,130	JPMorgan Chase Bank N.A.	12/21/16	1,011
SEK	59,560,161	USD	6,965,938	JPMorgan Chase Bank N.A.	12/21/16	4,353
USD	4,221,373	SEK	35,492,212	JPMorgan Chase Bank N.A.	12/21/16	67,740
						$156,796

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
607	U.S. Treasury 5-Year Notes	December 2016	$73,759,985	$253,080

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
103	U.S. Treasury 10-Year Ultra Notes	December 2016	$14,848,094	$3,806

11

SWAP AGREEMENTS

CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
CDX North America High Yield 26 Index	$45,350,000	Sell	5.00%	6/20/21	3.77%	$1,760,222	$2,371,437
CDX North America High Yield 25 Index	13,464,000	Sell	5.00%	12/20/20	3.49%	883,707	788,635
						$2,643,929	$3,160,072

TOTAL RETURN
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15%	11/16/16	$(729,837)
Bank of America N.A.	19,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.97%	12/21/16	(705,178)
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24%	5/17/18	(629,948)
Bank of America N.A.	40,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.41%	8/27/20	318,034
Bank of America N.A.	9,700,000	U.S. CPI Urban Consumers NSA Index	Receive	1.49%	9/3/20	36,475
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74%	4/25/17	(117,894)
Barclays Bank plc	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35%	9/28/17	(256,755)
Barclays Bank plc	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.22%	5/20/18	(609,886)
Barclays Bank plc	49,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.64%	2/3/20	(428,131)
Morgan Stanley Capital Services LLC	24,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24%	8/19/19	(1,258,823)
						$(4,381,943)

12

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CPI	-	Consumer Price Index
FNMA	-	Federal National Mortgage Association
JPY	-	Japanese Yen
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $8,857,716.

(2)	Final maturity date indicated, unless otherwise noted.

(3)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $67,784,687, which represented 4.8% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

SEPTEMBER 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,401,074,215)	$1,416,550,139
Receivable for investments sold	1,024,136
Receivable for capital shares sold	1,671,374
Receivable for variation margin on swap agreements	333,610
Unrealized appreciation on forward foreign currency exchange contracts	228,640
Swap agreements, at value	354,509
Interest receivable	2,732,213
1,422,894,621

Liabilities
Payable for capital shares redeemed	2,975,781
Payable for variation margin on futures contracts	57,227
Unrealized depreciation on forward foreign currency exchange contracts	71,844
Swap agreements, at value	4,736,452
Accrued management fees	507,690
Distribution and service fees payable	37,873
8,386,867

Net Assets	$1,414,507,754

Net Assets Consist of:
Capital paid in	$1,408,974,500
Undistributed net investment income	3,197,406
Accumulated net realized loss	(11,815,744)
Net unrealized appreciation	14,151,592
$1,414,507,754

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$517,428,807	50,311,171	$10.28
Institutional Class	$623,925,261	60,141,836	$10.37
A Class	$47,692,540	4,687,972	$10.17*
C Class	$28,131,238	2,849,330	$9.87
R Class	$13,150,984	1,268,636	$10.37
R6 Class	$184,178,924	17,753,177	$10.37
*Maximum offering price $10.40 (net asset value divided by 0.9775).

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$18,371,864

Expenses:
Management fees	3,032,940
Distribution and service fees:
A Class	63,075
C Class	146,333
R Class	33,668
Trustees' fees and expenses	43,095
Other expenses	35,901
3,355,012

Net investment income (loss)	15,016,852

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	281,970
Futures contract transactions	(70,694)
Swap agreement transactions	1,321,716
Foreign currency transactions	(891,762)
641,230

Change in net unrealized appreciation (depreciation) on:
Investments	1,056,445
Futures contracts	247,825
Swap agreements	2,160,898
Translation of assets and liabilities in foreign currencies	710,169
4,175,337

Net realized and unrealized gain (loss)	4,816,567

Net Increase (Decrease) in Net Assets Resulting from Operations	$19,833,419

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED) AND YEAR ENDED MARCH 31, 2016
Increase (Decrease) in Net Assets	September 30, 2016	March 31, 2016
Operations
Net investment income (loss)	$15,016,852	$8,767,491
Net realized gain (loss)	641,230	(7,127,576)
Change in net unrealized appreciation (depreciation)	4,175,337	9,635,785
Net increase (decrease) in net assets resulting from operations	19,833,419	11,275,700

Distributions to Shareholders
From net investment income:
Institutional Class	—	(56,645)
R6 Class	—	(102,907)
Decrease in net assets from distributions	—	(159,552)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	45,725,684	169,216,802

Net increase (decrease) in net assets	65,559,103	180,332,950

Net Assets
Beginning of period	1,348,948,651	1,168,615,701
End of period	$1,414,507,754	$1,348,948,651

Undistributed (distributions in excess of) net investment income	$3,197,406	$(11,819,446)

See Notes to Financial Statements.

16

Notes to Financial Statements

SEPTEMBER 30, 2016 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Inflation Protection Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to pursue total return using a strategy that seeks to protect against U.S. inflation.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. On October 16, 2015, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been

17

declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

18

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 37% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2625% to 0.3800%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class and 0.0000% to 0.0600% for the R6 Class. The effective annual management fee for each class for the six months ended September 30, 2016 was 0.56% for the Investor Class, A Class, C Class and R Class, 0.36% for the Institutional Class and 0.31% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2016 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2016 totaled $387,233,280, of which $355,375,947 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2016 totaled $322,625,417, of which $287,683,972 represented U.S. Treasury and Government Agency obligations.

19

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2016		Year ended March 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	5,656,652	$57,675,280	22,698,201	$227,738,750
Redeemed	(5,428,329)	(55,282,626)	(15,790,773)	(158,284,115)
	228,323	2,392,654	6,907,428	69,454,635
Institutional Class
Sold	8,605,806	88,620,068	9,087,451	91,767,226
Issued in reinvestment of distributions	—	—	5,570	55,698
Redeemed	(4,788,485)	(49,430,530)	(6,526,829)	(65,761,184)
	3,817,321	39,189,538	2,566,192	26,061,740
A Class
Sold	401,295	4,049,055	801,861	8,001,182
Redeemed	(1,064,182)	(10,735,160)	(7,172,344)	(71,741,158)
	(662,887)	(6,686,105)	(6,370,483)	(63,739,976)
B Class	N/A
Redeemed			(209,395)	(2,036,727)
C Class
Sold	108,679	1,066,302	197,043	1,921,408
Redeemed	(476,792)	(4,674,119)	(1,086,698)	(10,571,709)
	(368,113)	(3,607,817)	(889,655)	(8,650,301)
R Class
Sold	196,435	2,025,751	729,468	7,400,600
Redeemed	(260,508)	(2,679,162)	(1,107,335)	(11,226,729)
	(64,073)	(653,411)	(377,867)	(3,826,129)
R6 Class
Sold	3,159,106	32,486,064	20,031,619	203,576,032
Issued in reinvestment of distributions	—	—	10,291	102,907
Redeemed	(1,698,488)	(17,395,239)	(5,127,766)	(51,725,379)
	1,460,618	15,090,825	14,914,144	151,953,560
Net increase (decrease)	4,411,189	$45,725,684	16,540,364	$169,216,802

20

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,249,103,385	—
Collateralized Mortgage Obligations	—	61,115,191	—
Corporate Bonds	—	39,398,138	—
Asset-Backed Securities	—	38,915,722	—
Commercial Mortgage-Backed Securities	—	13,907,825	—
Sovereign Governments and Agencies	—	2,563,850	—
Temporary Cash Investments	$451	11,545,577	—
	$451	$1,416,549,688	—
Other Financial Instruments
Futures Contracts	$256,886	—	—
Swap Agreements	—	$3,514,581	—
Forward Foreign Currency Exchange Contracts	—	228,640	—
	$256,886	$3,743,221	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$4,736,452	—
Forward Foreign Currency Exchange Contracts	—	71,844	—
	—	$4,808,296	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of

21

net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $58,836,667.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $60,365,555.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 1,249 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $187,200,000.

22

Value of Derivative Instruments as of September 30, 2016

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$333,610	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	228,640	Unrealized depreciation on forward foreign currency exchange contracts	$71,844
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	57,227
Other Contracts	Swap agreements	354,509	Swap agreements	4,736,452
		$916,759		$4,865,523

*	Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2016

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$1,321,716	Change in net unrealized appreciation (depreciation) on swap agreements	$1,513,376
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(891,762)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	710,169
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(70,694)	Change in net unrealized appreciation (depreciation) on futures contracts	247,825
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	647,522
		$359,260		$3,118,892

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

23

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,401,146,866
Gross tax appreciation of investments	$16,143,547
Gross tax depreciation of investments	(740,274)
Net tax appreciation (depreciation) of investments	$15,403,273

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2016, the fund had accumulated short-term capital losses of $(4,659,876) and accumulated long-term capital losses of $(8,212,065), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of March 31, 2016, the fund had late-year ordinary loss deferrals of $(8,173,925), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

24

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$10.14	0.11	0.03	0.14	—	—	—	$10.28	1.38%	0.57%(4)	0.57%(4)	2.12%(4)	2.12%(4)	25%	$517,429
2016	$10.06	0.05	0.03	0.08	—	—	—	$10.14	0.80%	0.57%	0.57%	0.61%	0.61%	36%	$507,940
2015	$10.29	0.05	(0.17)	(0.12)	(0.11)	—	(0.11)	$10.06	(1.13)%	0.57%	0.57%	0.35%	0.35%	56%	$434,166
2014	$10.61	0.07	(0.35)	(0.28)	(0.02)	(0.02)	(0.04)	$10.29	(2.65)%	0.57%	0.57%	0.59%	0.59%	65%	$489,888
2013	$10.56	0.06	0.14	0.20	(0.13)	(0.02)	(0.15)	$10.61	1.96%	0.55%	0.57%	0.72%	0.70%	55%	$351,257
2012	$10.71	0.25	0.68	0.93	(0.34)	(0.74)	(1.08)	$10.56	8.93%	0.50%	0.58%	2.42%	2.34%	85%	$214,609
Institutional Class
2016(3)	$10.22	0.12	0.03	0.15	—	—	—	$10.37	1.47%	0.37%(4)	0.37%(4)	2.32%(4)	2.32%(4)	25%	$623,925
2016	$10.11	0.08	0.03	0.11	—(5)	—	—(5)	$10.22	1.10%	0.37%	0.37%	0.81%	0.81%	36%	$575,649
2015	$10.36	0.03	(0.13)	(0.10)	(0.15)	—	(0.15)	$10.11	(1.01)%	0.37%	0.37%	0.55%	0.55%	56%	$543,717
2014	$10.67	0.03	(0.29)	(0.26)	(0.03)	(0.02)	(0.05)	$10.36	(2.45)%	0.37%	0.37%	0.79%	0.79%	65%	$469,943
2013	$10.62	0.10	0.12	0.22	(0.15)	(0.02)	(0.17)	$10.67	2.15%	0.35%	0.37%	0.92%	0.90%	55%	$93,508
2012	$10.76	0.31	0.65	0.96	(0.36)	(0.74)	(1.10)	$10.62	9.16%	0.30%	0.38%	2.62%	2.54%	85%	$74,012

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$10.04	0.10	0.03	0.13	—	—	—	$10.17	1.29%	0.82%(4)	0.82%(4)	1.87%(4)	1.87%(4)	25%	$47,693
2016	$9.98	0.10	(0.04)	0.06	—	—	—	$10.04	0.60%	0.82%	0.82%	0.36%	0.36%	36%	$53,748
2015	$10.20	0.05	(0.20)	(0.15)	(0.07)	—	(0.07)	$9.98	(1.43)%	0.82%	0.82%	0.10%	0.10%	56%	$117,032
2014	$10.53	0.07	(0.38)	(0.31)	—(5)	(0.02)	(0.02)	$10.20	(2.87)%	0.82%	0.82%	0.34%	0.34%	65%	$175,694
2013	$10.48	0.06	0.12	0.18	(0.11)	(0.02)	(0.13)	$10.53	1.62%	0.80%	0.82%	0.47%	0.45%	55%	$240,799
2012	$10.65	0.24	0.65	0.89	(0.32)	(0.74)	(1.06)	$10.48	8.68%	0.75%	0.83%	2.17%	2.09%	85%	$192,608
C Class
2016(3)	$9.78	0.06	0.03	0.09	—	—	—	$9.87	0.92%	1.57%(4)	1.57%(4)	1.12%(4)	1.12%(4)	25%	$28,131
2016	$9.80	(0.02)	—	(0.02)	—	—	—	$9.78	(0.20)%	1.57%	1.57%	(0.39)%	(0.39)%	36%	$31,482
2015	$10.05	(0.03)	(0.19)	(0.22)	(0.03)	—	(0.03)	$9.80	(2.18)%	1.57%	1.57%	(0.65)%	(0.65)%	56%	$40,247
2014	$10.45	—(5)	(0.38)	(0.38)	—	(0.02)	(0.02)	$10.05	(3.61)%	1.57%	1.57%	(0.41)%	(0.41)%	65%	$61,043
2013	$10.40	—(5)	0.10	0.10	(0.03)	(0.02)	(0.05)	$10.45	0.97%	1.55%	1.57%	(0.28)%	(0.30)%	55%	$99,271
2012	$10.59	0.17	0.64	0.81	(0.26)	(0.74)	(1.00)	$10.40	7.79%	1.50%	1.58%	1.42%	1.34%	85%	$113,858
R Class
2016(3)	$10.25	0.09	0.03	0.12	—	—	—	$10.37	1.17%	1.07%(4)	1.07%(4)	1.62%(4)	1.62%(4)	25%	$13,151
2016	$10.21	—(5)	0.04	0.04	—	—	—	$10.25	0.39%	1.07%	1.07%	0.11%	0.11%	36%	$13,658
2015	$10.44	0.01	(0.18)	(0.17)	(0.06)	—	(0.06)	$10.21	(1.63)%	1.07%	1.07%	(0.15)%	(0.15)%	56%	$17,466
2014	$10.80	0.04	(0.38)	(0.34)	—	(0.02)	(0.02)	$10.44	(3.12)%	1.07%	1.07%	0.09%	0.09%	65%	$24,206
2013	$10.75	0.05	0.10	0.15	(0.08)	(0.02)	(0.10)	$10.80	1.43%	1.05%	1.07%	0.22%	0.20%	55%	$30,191
2012	$10.90	0.17	0.72	0.89	(0.30)	(0.74)	(1.04)	$10.75	8.35%	1.00%	1.08%	1.92%	1.84%	85%	$34,969

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2016(3)	$10.22	0.12	0.03	0.15	—	—	—	$10.37	1.47%	0.32%(4)	0.32%(4)	2.37%(4)	2.37%(4)	25%	$184,179
2016	$10.11	0.06	0.06	0.12	(0.01)	—	(0.01)	$10.22	1.15%	0.32%	0.32%	0.86%	0.86%	36%	$166,472
2015	$10.36	(0.07)(6)	(0.03)	(0.10)	(0.15)	—	(0.15)	$10.11	(0.94)%	0.32%	0.32%	0.60%	0.60%	56%	$13,937
2014(7)	$10.37	(0.02)	0.03	0.01	—	(0.02)	(0.02)	$10.36	0.13%	0.32%(4)	0.32%(4)	(0.27)%(4)	(0.27)%(4)	65%(8)	$3,064

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2016 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	Per-share amount was affected by certain income adjustments and timing of capital share transactions.

(7)	July 26, 2013 (commencement of sale) through March 31, 2014.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2014.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2016, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

29

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

30

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

31

Proxy Voting Results

A special meeting of shareholders was held on June 13, 2016, to vote on the following proposal. The proposal received the required number of votes and was adopted. A summary of voting results is listed below.

To elect four trustees to the Board of Trustees of American Century Investment Trust:

	Affirmative	Withhold
Tanya S. Beder	$11,245,587,866	$88,169,279
Jeremy I. Bulow	$11,247,094,163	$86,662,982
Anne Casscells	$11,241,523,389	$92,233,756
Jonathan D. Levin	$11,242,680,933	$91,076,212
The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, Ronald J. Gilson, Frederick L. A. Grauer, Peter F. Pervere and John B. Shoven.

32

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

33

Notes

34

Notes

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90816 1611

Semiannual Report

September 30, 2016

Short Duration Strategic Income Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Despite Brexit Shock, Markets Produced Positive, Central Bank-Boosted Returns

The reporting period was unusual in that virtually all mutual fund asset classes posted positive performance, led by gold, U.S. small-cap stocks, and emerging markets (EM) stocks. Even as those higher-risk/higher-volatility asset classes outperformed, government bonds also produced solid returns. Simultaneous positive performance across all asset classes is rare. How did it happen? Massive central bank stimulus—amplified in the wake of China- and energy market-related volatility in early 2016 and the unexpected U.K. vote to leave the European Union (Brexit) in June—helped boost most markets for the reporting period.

Continued central bank stimulus encouraged relatively aggressive investor behavior, including demand for equities and higher-yielding bond sectors, including high-yield corporates and EM debt. At the same time, central bank stimulus also included large volumes of bond purchases and low interest rate targets, which helped drive interest rates lower and government bond prices higher. Oil’s rebound from its January 2016 lows and stabilization of China’s economy also supported investor sentiment, as well as repeated decisions by the Federal Reserve (Fed) to keep its expected interest rate hikes on hold.

The reporting period featured many surprises, including weaker-than-expected global growth, Brexit, the quick market rebound from Brexit, the Republican nomination of Donald Trump, and concerns about the stability of major European banks. Central bank stimulus provided market support, but possible changes loom ahead—the Fed might raise rates as early as December, and other central banks might taper their bond purchases in future months. Meanwhile, the U.S. continues to be swayed by other global factors, including increasing populism and anti-globalization. We’re watching the aftermath of the U.S. elections and the Italian constitutional referendum to see if themes that Brexit spotlighted—nationalism/isolationism, anti-immigration, anti-trade agreements, distrust of career politicians—shape future U.S. and European government leadership. We appreciate your continued trust in us during this potentially turbulent period.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2016
Portfolio at a Glance
Average Duration (effective)	0.9 years
Weighted Average Life	3.5 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	55.3%
Collateralized Mortgage Obligations	12.3%
Asset-Backed Securities	9.3%
Mutual Funds	8.5%
Commercial Mortgage-Backed Securities	7.0%
Sovereign Governments and Agencies	0.6%
Municipal Securities	0.6%
Temporary Cash Investments	6.5%
Other Assets and Liabilities	(0.1)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Expenses Paid During Period(1) 4/1/16 - 9/30/16	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,037.90	$3.07	0.60%
Investor Class (before waiver)	$1,000	$1,037.90(2)	$3.83	0.75%
Institutional Class (after waiver)	$1,000	$1,039.00	$2.04	0.40%
Institutional Class (before waiver)	$1,000	$1,039.00(2)	$2.81	0.55%
A Class (after waiver)	$1,000	$1,036.60	$4.34	0.85%
A Class (before waiver)	$1,000	$1,036.60(2)	$5.11	1.00%
C Class (after waiver)	$1,000	$1,032.80	$8.15	1.60%
C Class (before waiver)	$1,000	$1,032.80(2)	$8.92	1.75%
R Class (after waiver)	$1,000	$1,035.30	$5.61	1.10%
R Class (before waiver)	$1,000	$1,035.30(2)	$6.38	1.25%
R6 Class (after waiver)	$1,000	$1,039.20	$1.79	0.35%
R6 Class (before waiver)	$1,000	$1,039.20(2)	$2.56	0.50%
Hypothetical
Investor Class (after waiver)	$1,000	$1,022.06	$3.04	0.60%
Investor Class (before waiver)	$1,000	$1,021.31	$3.80	0.75%
Institutional Class (after waiver)	$1,000	$1,023.06	$2.03	0.40%
Institutional Class (before waiver)	$1,000	$1,022.31	$2.79	0.55%
A Class (after waiver)	$1,000	$1,020.81	$4.31	0.85%
A Class (before waiver)	$1,000	$1,020.06	$5.06	1.00%
C Class (after waiver)	$1,000	$1,017.05	$8.09	1.60%
C Class (before waiver)	$1,000	$1,016.30	$8.85	1.75%
R Class (after waiver)	$1,000	$1,019.55	$5.57	1.10%
R Class (before waiver)	$1,000	$1,018.80	$6.33	1.25%
R6 Class (after waiver)	$1,000	$1,023.31	$1.78	0.35%
R6 Class (before waiver)	$1,000	$1,022.56	$2.54	0.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

5

Schedule of Investments

SEPTEMBER 30, 2016 (UNAUDITED)

		Principal Amount/Shares	Value
CORPORATE BONDS — 55.3%
Aerospace and Defense — 0.5%
L-3 Communications Corp., 3.95%, 11/15/16		$140,000	$140,460
Auto Components — 0.9%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		200,000	212,250
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22		25,000	26,500
			238,750
Automobiles — 4.2%
Daimler Finance North America LLC, 2.00%, 8/3/18(1)		240,000	242,043
Ford Motor Credit Co. LLC, 2.15%, 1/9/18		250,000	251,375
Ford Motor Credit Co. LLC, MTN, 2.94%, 1/8/19		250,000	255,987
General Motors Financial Co., Inc., 3.25%, 5/15/18		250,000	254,511
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)		125,000	131,406
			1,135,322
Banks — 7.4%
Akbank TAS, 3.875%, 10/24/17		65,000	65,434
Banco do Brasil SA, 3.875%, 1/23/17		65,000	65,422
Barclays Bank plc, 6.05%, 12/4/17(1)		300,000	313,868
BBVA Banco Continental SA, 3.25%, 4/8/18(1)		130,000	132,600
Capital One N.A., 2.35%, 8/17/18		250,000	253,143
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	110,000	136,054
Cooperatieve Rabobank UA, MTN, 3.75%, 11/9/20	EUR	150,000	191,385
Grupo Aval Ltd., 5.25%, 2/1/17		$65,000	65,519
HBOS plc, MTN, 6.75%, 5/21/18(1)		300,000	321,374
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18		65,000	67,303
Intesa Sanpaolo SpA, 3.875%, 1/16/18		300,000	305,992
Itau CorpBanca, 3.125%, 1/15/18		65,000	65,932
			1,984,026
Biotechnology — 0.9%
AbbVie, Inc., 1.80%, 5/14/18		250,000	251,149
Capital Markets — 2.2%
DBS Bank Ltd., VRN, 3.625%, 9/21/17		65,000	66,109
Jefferies Group LLC, 5.125%, 4/13/18		500,000	522,183
			588,292
Commercial Services and Supplies — 0.5%
Clean Harbors, Inc., 5.25%, 8/1/20		125,000	128,813
Consumer Finance — 3.7%
American Express Credit Corp., 2.60%, 9/14/20		250,000	257,429
Discover Bank, 2.00%, 2/21/18		250,000	250,883
Synchrony Financial, 2.60%, 1/15/19		475,000	480,830
			989,142
Containers and Packaging — 1.3%
Ball Corp., 5.00%, 3/15/22		125,000	135,781

6

		Principal Amount/Shares	Value
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)		$200,000	$206,750
			342,531
Diversified Financial Services — 2.2%
Ally Financial, Inc., 5.50%, 2/15/17		25,000	25,335
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	150,000	194,524
Morgan Stanley, MTN, 5.95%, 12/28/17		$350,000	368,632
			588,491
Diversified Telecommunication Services — 0.9%
Telecom Italia SpA, MTN, 4.50%, 9/20/17	EUR	100,000	117,065
Telefonica Europe BV, VRN, 6.50%, 9/18/18	EUR	100,000	120,915
			237,980
Energy Equipment and Services — 2.3%
Basic Energy Services, Inc., 7.75%, 10/15/22(4)		$125,000	46,875
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc., 6.75%, 2/1/22		300,000	308,250
Nabors Industries, Inc., 6.15%, 2/15/18		200,000	208,241
Pacific Drilling V Ltd., 7.25%, 12/1/17(1)		125,000	51,172
Petroleum Geo-Services ASA, 7.375%, 12/15/18(1)		25,000	19,875
			634,413
Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp., 4.50%, 1/15/18		311,000	322,651
Crown Castle International Corp., 5.25%, 1/15/23		250,000	284,022
			606,673
Food and Staples Retailing — 1.9%
Kroger Co. (The), 2.30%, 1/15/19		250,000	254,647
Sysco Corp., 1.90%, 4/1/19		250,000	252,142
			506,789
Food Products — 0.1%
Aramark Services, Inc., 5.75%, 3/15/20		29,000	29,816
Gas Utilities — 4.3%
Energy Transfer Partners LP, 2.50%, 6/15/18		250,000	251,807
Enterprise Products Operating LLC, VRN, 4.46%, 11/1/16		200,000	188,770
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18		120,000	126,235
Rockies Express Pipeline LLC, 6.85%, 7/15/18(1)		125,000	132,188
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)		125,000	131,875
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18		50,000	51,875
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19		100,000	107,000
TransCanada PipeLines Ltd., VRN, 6.35%, 5/15/17		200,000	159,600
			1,149,350
Health Care Equipment and Supplies — 0.5%
Mallinckrodt International Finance SA, 3.50%, 4/15/18		125,000	125,469
Health Care Providers and Services — 0.4%
HCA, Inc., 3.75%, 3/15/19		110,000	113,713
Hotels, Restaurants and Leisure — 0.9%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21		125,000	128,759

7

	Principal Amount/Shares	Value
MGM Resorts International, 6.625%, 12/15/21	$100,000	$113,000
		241,759
Household Durables — 1.9%
Toll Brothers Finance Corp., 4.00%, 12/31/18	200,000	207,750
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	160,000	165,400
William Lyon Homes, Inc., 8.50%, 11/15/20	125,000	131,250
		504,400
Household Products — 0.5%
Spectrum Brands, Inc., 6.625%, 11/15/22	125,000	135,937
Industrial Conglomerates — 0.5%
HD Supply, Inc., 7.50%, 7/15/20	125,000	129,844
IT Services — 1.2%
Fidelity National Information Services, Inc., 1.45%, 6/5/17	320,000	320,157
Machinery — 0.5%
Terex Corp., 6.00%, 5/15/21	125,000	128,281
Media — 1.9%
Lamar Media Corp., 5.875%, 2/1/22	125,000	130,781
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	125,000	130,156
Time Warner Cable LLC, 5.85%, 5/1/17	240,000	246,025
		506,962
Metals and Mining — 0.5%
Freeport-McMoRan, Inc., 2.30%, 11/14/17	140,000	140,000
Multi-Utilities — 1.3%
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	320,000	318,506
NRG Energy, Inc., 7.625%, 1/15/18	42,000	44,940
		363,446
Oil, Gas and Consumable Fuels — 1.8%
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20	125,000	129,562
Sabine Pass LNG LP, 7.50%, 11/30/16(1)	125,000	126,063
Shell International Finance BV, 1.625%, 11/10/18	240,000	240,757
		496,382
Paper and Forest Products — 0.5%
Sappi Papier Holding GmbH, 7.75%, 7/15/17(1)	125,000	128,125
Pharmaceuticals — 2.3%
Actavis Funding SCS, 2.35%, 3/12/18	180,000	181,908
Actavis, Inc., 1.875%, 10/1/17	320,000	321,176
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	125,000	118,125
		621,209
Specialty Retail — 1.8%
Hertz Corp. (The), 6.75%, 4/15/19	45,000	46,046
Sally Holdings LLC / Sally Capital, Inc., 5.75%, 6/1/22	125,000	130,937
Staples, Inc., 2.75%, 1/12/18	300,000	302,976
		479,959
Technology Hardware, Storage and Peripherals — 2.5%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 6/1/19(1)	125,000	128,622

8

	Principal Amount/Shares	Value
Hewlett Packard Enterprise Co., 2.45%, 10/5/17(1)	$275,000	$277,266
Seagate HDD Cayman, 3.75%, 11/15/18	250,000	257,025
		662,913
Wireless Telecommunication Services — 0.8%
T-Mobile USA, Inc., 6.625%, 4/1/23	200,000	215,500
TOTAL CORPORATE BONDS (Cost $15,220,473)		14,866,053
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 12.3%
Private Sponsor Collateralized Mortgage Obligations — 11.4%
Alternative Loan Trust, Series 2003-20CB, Class 1A1 SEQ, 5.50%, 10/25/33	158,709	160,140
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 3.38%, 10/1/16	62,456	61,887
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.95%, 10/1/16	114,677	114,571
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.125%, 10/1/16	162,622	156,381
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.58%, 10/1/16	46,555	45,640
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.41%, 10/1/16	119,833	118,073
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 10/1/16	139,369	136,735
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.76%, 10/1/16	180,894	181,064
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.76%, 10/1/16	92,829	81,883
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.92%, 10/1/16	100,986	102,958
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.07%, 10/1/16	184,469	185,192
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.90%, 10/1/16	148,728	148,751
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.27%, 10/25/16	164,568	151,755
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.78%, 10/1/16	32,632	31,916
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.87%, 10/1/16	12,599	12,707
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.02%, 10/1/16	56,604	57,737
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.04%, 10/1/16	87,204	87,657
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 3.07%, 10/1/16	100,000	96,081
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 3.02%, 10/1/16	97,904	96,206
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.92%, 10/1/16	196,150	185,307
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.06%, 10/1/16	55,010	51,112
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.23%, 10/1/16	147,693	137,252
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.25%, 10/1/16	283,596	265,666

9

	Principal Amount/Shares	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.16%, 10/1/16	$139,041	$131,254
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	86,483	86,110
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	53,634	55,166
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	128,684	127,015
		3,066,216
U.S. Government Agency Collateralized Mortgage Obligations — 0.9%
FNMA, Series 2016-C03, Class 2M2, VRN, 6.43%, 10/25/16	50,000	54,641
FNMA, Series 2016-C04, Class 1M2, VRN, 4.78%, 10/25/16	150,000	154,436
FNMA, Series 2016-C05, Class 2M2, VRN, 4.98%, 10/25/16	40,000	41,375
		250,452
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,332,473)		3,316,668
ASSET-BACKED SECURITIES(2) — 9.3%
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.53%, 10/17/16(1)	182,785	182,333
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(1)	150,000	150,488
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	200,000	203,995
Hertz Fleet Lease Funding LP, Series 2014-1, Class D, VRN, 2.02%, 10/11/16(1)	200,000	199,342
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	64,182	63,963
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	102,049	101,534
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.53%, 10/17/16(1)	195,259	194,870
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.71%, 10/17/16(1)	149,661	149,844
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	186,618	187,990
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	149,184	148,978
MVW Owner Trust, Series 2013-1A, Class B, 2.74%, 4/22/30(1)	54,079	54,311
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	117,927	118,171
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	49,271	49,204
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	86,553	86,229
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	30,473	30,567
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	20,929	21,034
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(1)	119,681	119,975
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	67,744	67,806

10

	Principal Amount/Shares	Value
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(1)	$253,000	$239,960
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	120,000	120,469
TOTAL ASSET-BACKED SECURITIES (Cost $2,498,234)		2,491,063
MUTUAL FUNDS(3) — 8.5%
Emerging Markets Debt Fund R6 Class (Cost $2,201,309)	220,437	2,283,732
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 7.0%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class D, VRN, 2.42%, 10/15/16(1)	$250,000	247,533
BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 2.47%, 10/15/16(1)	175,000	172,996
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.86%, 10/1/16	260,000	294,142
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/1/16	75,000	83,019
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 10/1/16	125,000	137,382
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/16	250,000	273,238
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.14%, 10/1/16	190,000	207,133
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 1.92%, 10/15/16(1)	75,000	73,651
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.47%, 10/15/16(1)	175,000	173,412
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/16(1)	200,000	207,061
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,822,478)		1,869,567
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.6%
Argentina — 0.6%
Argentine Republic Government International Bond, 6.875%, 4/22/21 (Cost $164,967)	150,000	163,650
MUNICIPAL SECURITIES — 0.6%
State of Illinois GO, 4.35%, 6/1/18 (Cost $150,327)	146,667	149,942
TEMPORARY CASH INVESTMENTS — 6.5%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 7/15/26, valued at $1,383,800), at 0.15%, dated 9/30/16, due 10/3/16 (Delivery value $1,355,017)		1,355,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	397,420	397,420
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,752,420)		1,752,420
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $27,142,681)		26,893,095
OTHER ASSETS AND LIABILITIES — (0.1)%		(25,397)
TOTAL NET ASSETS — 100.0%		$26,867,698

11

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	203,792	USD	62,767	UBS AG	10/19/16	$(376)
USD	63,302	CAD	81,629	JPMorgan Chase Bank N.A.	10/19/16	1,074
COP	182,152,119	USD	63,181	UBS AG	10/19/16	(189)
EUR	97,276	USD	109,307	JPMorgan Chase Bank N.A.	10/19/16	43
USD	899,903	EUR	799,455	JPMorgan Chase Bank N.A.	10/19/16	1,213
USD	33,130	HUF	9,093,044	UBS AG	10/19/16	(33)
IDR	2,101,708,921	USD	160,558	UBS AG	10/19/16	632
INR	8,454,794	USD	126,911	UBS AG	10/19/16	(212)
USD	62,964	MXN	1,162,260	JPMorgan Chase Bank N.A.	10/19/16	3,126
USD	97,143	MYR	394,158	UBS AG	10/19/16	1,656
USD	32,990	NOK	270,057	JPMorgan Chase Bank N.A.	10/19/16	(792)
USD	96,303	PHP	4,500,243	UBS AG	10/19/16	3,174
RUB	2,131,675	USD	32,687	UBS AG	10/19/16	1,148
ZAR	461,884	USD	32,588	JPMorgan Chase Bank N.A.	10/19/16	975
						$11,439

FUTURES CONTRACTS
	Contracts Sold	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
33	U.S. Treasury 10-Year Notes	December 2016	$4,327,125	$(5,951)

SWAP AGREEMENTS

CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
CDX North America High Yield 25 Index	$247,500	Sell	5.00%	12/20/20	3.49%	$12,448	$14,497
CDX North America Investment Grade 27 Index	1,000,000	Sell	1.00%	12/20/21	0.75%	1,025	12,824
						$13,473	$27,321

12

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Bank of America N.A./ Camden Property Trust	$125,000	Buy	1.00%	12/20/19	$(570)	$(449)	$(1,019)
Barclays Bank plc/ AES Corp. (The)	125,000	Sell	5.00%	9/20/17	4,537	1,431	5,968
Barclays Bank plc/ Calpine Corp.	125,000	Sell	5.00%	9/20/17	3,708	1,736	5,444
Barclays Bank plc/ Dominion Resources, Inc.	125,000	Buy	1.00%	6/20/20	(2,838)	(358)	(3,196)
Barclays Bank plc/ NRG Energy, Inc.	125,000	Sell	5.00%	9/20/17	4,215	1,317	5,532
Barclays Bank plc/ Parker Drilling Co.	125,000	Sell	5.00%	9/20/17	3,960	(2,690)	1,270
Barclays Bank plc/ Procter & Gamble Co. (The)	125,000	Buy	1.00%	6/20/20	(3,771)	(97)	(3,868)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	125,000	Buy	1.00%	9/20/19	(952)	(836)	(1,788)
Deutsche Bank AG/ International Business Machines Corp.	125,000	Buy	1.00%	9/20/19	(2,000)	(778)	(2,778)
Goldman Sachs & Co./ Kellogg Co.	125,000	Buy	1.00%	12/20/19	(1,459)	(818)	(2,277)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	125,000	Buy	1.00%	6/20/20	2,898	(1,789)	1,109
Goldman Sachs & Co./ Starwood Hotels & Resorts	125,000	Buy	1.00%	6/20/20	(929)	(2,556)	(3,485)
Morgan Stanley & Co./ D.R. Horton, Inc.	125,000	Sell	1.00%	6/20/20	(2,147)	3,403	1,256
Morgan Stanley & Co./ Frontier Communications Corp.	125,000	Sell	5.00%	9/20/17	4,330	1,217	5,547
Morgan Stanley & Co./ HCA, Inc.	125,000	Sell	5.00%	9/20/17	4,732	1,193	5,925
Morgan Stanley & Co./ Hertz Corp. (The)	125,000	Sell	5.00%	9/20/17	4,694	1,066	5,760
Morgan Stanley & Co./ International Lease Finance Corp.	125,000	Sell	5.00%	9/20/17	4,395	1,335	5,730
Morgan Stanley & Co./ Lennar Corp.	125,000	Sell	5.00%	6/20/20	13,044	3,298	16,342

13

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Morgan Stanley & Co./ Mondelez International, Inc.	$125,000	Buy	1.00%	9/20/19	$(2,000)	$(524)	$(2,524)
Morgan Stanley & Co./ PepsiCo, Inc.	125,000	Buy	1.00%	9/20/19	(2,183)	(624)	(2,807)
					$31,664	$4,477	$36,141

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

14

NOTES TO SCHEDULE OF INVESTMENTS
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
COP	-	Colombian Peso
EUR	-	Euro
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PHP	-	Philippine Peso
RUB	-	Russian Ruble
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $5,827,068, which represented 21.7% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(4)	Security is in default.

See Notes to Financial Statements.

15

Statement of Assets and Liabilities

SEPTEMBER 30, 2016 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $24,941,372)	$24,609,363
Investment securities - affiliated, at value (cost of $2,201,309)	2,283,732
Total investment securities, at value (cost of $27,142,681)	26,893,095
Cash	360
Foreign currency holdings, at value (cost of $12,281)	12,357
Deposits with broker for futures contracts and swap agreements	75,757
Receivable for investments sold	1,083,946
Receivable for capital shares sold	4,465
Receivable for variation margin on futures contracts	13,922
Receivable for variation margin on swap agreements	3,408
Unrealized appreciation on forward foreign currency exchange contracts	13,041
Swap agreements, at value (including net premiums paid (received) of $48,366)	59,883
Interest and dividends receivable	231,456
28,391,690

Liabilities
Payable for investments purchased	1,483,020
Payable for capital shares redeemed	1,383
Unrealized depreciation on forward foreign currency exchange contracts	1,602
Swap agreements, at value (including net premiums paid (received) of $(16,702))	23,742
Accrued management fees	11,069
Distribution and service fees payable	3,176
1,523,992

Net Assets	$26,867,698

Net Assets Consist of:
Capital paid in	$28,149,710
Distributions in excess of net investment income	(24,693)
Accumulated net realized loss	(1,031,327)
Net unrealized depreciation	(225,992)
$26,867,698

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$7,742,556	812,330	$9.53
Institutional Class	$6,992,457	733,508	$9.53
A Class	$8,937,374	937,560	$9.53*
C Class	$1,153,115	120,961	$9.53
R Class	$1,012,905	106,252	$9.53
R6 Class	$1,029,291	107,971	$9.53
*Maximum offering price $9.75 (net asset value divided by 0.9775).

See Notes to Financial Statements.

16

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$363,596
Income distributions from affiliated funds	43,476
407,072

Expenses:
Management fees	86,115
Distribution and service fees:
A Class	11,897
C Class	5,676
R Class	2,496
Trustees' fees and expenses	806
Other expenses	739
107,729
Fees waived	(19,336)
88,393

Net investment income (loss)	318,679

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(247,991)
Futures contract transactions	(31,545)
Swap agreement transactions	13,650
Foreign currency transactions	(7,431)
(273,317)

Change in net unrealized appreciation (depreciation) on:
Investments	866,398
Futures contracts	(28,049)
Swap agreements	13,517
Translation of assets and liabilities in foreign currencies	39,053
890,919

Net realized and unrealized gain (loss)	617,602

Net Increase (Decrease) in Net Assets Resulting from Operations	$936,281

See Notes to Financial Statements.

17

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED) AND YEAR ENDED MARCH 31, 2016
Increase (Decrease) in Net Assets	September 30, 2016	March 31, 2016
Operations
Net investment income (loss)	$318,679	$686,563
Net realized gain (loss)	(273,317)	(466,777)
Change in net unrealized appreciation (depreciation)	890,919	(581,694)
Net increase (decrease) in net assets resulting from operations	936,281	(361,908)

Distributions to Shareholders
From net investment income:
Investor Class	(82,373)	(244,160)
Institutional Class	(102,431)	(244,175)
A Class	(120,637)	(285,685)
C Class	(10,112)	(25,492)
R Class	(11,391)	(27,974)
R6 Class	(15,329)	(35,654)
Decrease in net assets from distributions	(342,273)	(863,140)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,643,324	(1,618,274)

Net increase (decrease) in net assets	2,237,332	(2,843,322)

Net Assets
Beginning of period	24,630,366	27,473,688
End of period	$26,867,698	$24,630,366

Distributions in excess of net investment income	$(24,693)	$(1,099)

See Notes to Financial Statements.

18

Notes to Financial Statements

SEPTEMBER 30, 2016 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Strategic Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been

19

declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

20

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 76% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee is 0.74% for the Investor Class, A Class, C Class and R Class, 0.54% for the Institutional Class and 0.49% for the R6 Class. However, the investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees. During the six months ended September 30, 2016, the investment advisor agreed to waive an additional 0.09% of the fund's management fee. This waiver is expected to continue until July 31, 2017 and cannot be terminated without the approval of the Board of Trustees. The total amount of the waivers for each class for the six months ended September 30, 2016 was $4,510, $5,215, $7,223, $862, $758 and $768 for the Investor Class, Institutional Class, A Class, C Class, R Class and R6 Class, respectively. The effective annual management fee after waiver for each class for the six months ended September 30, 2016 was 0.59% for the Investor Class, A Class, C Class and R Class, 0.39% for the Institutional Class and 0.34% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2016 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

21

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2016 totaled $5,274,054, of which $245,102 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2016 totaled $4,169,390, none of which were U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2016		Year ended March 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	397,468	$3,767,822	233,211	$2,238,748
Issued in reinvestment of distributions	8,380	79,384	25,498	242,099
Redeemed	(122,575)	(1,165,595)	(742,609)	(7,099,314)
	283,273	2,681,611	(483,900)	(4,618,467)
Institutional Class
Issued in reinvestment of distributions	10,932	102,431	25,750	244,175
Redeemed	—	—	(51,706)	(500,000)
	10,932	102,431	(25,956)	(255,825)
A Class
Sold	36,388	342,343	390,077	3,724,209
Issued in reinvestment of distributions	12,749	120,637	30,224	285,685
Redeemed	(174,678)	(1,652,190)	(104,448)	(963,820)
	(125,541)	(1,189,210)	315,853	3,046,074
C Class
Sold	2,133	20,100	16,050	153,737
Issued in reinvestment of distributions	1,069	10,112	2,695	25,492
Redeemed	(793)	(7,513)	(3,652)	(34,185)
	2,409	22,699	15,093	145,044
R Class
Sold	66	623	134	1,272
Issued in reinvestment of distributions	1,204	11,391	2,954	27,974
Redeemed	(163)	(1,550)	—	—
	1,107	10,464	3,088	29,246
R6 Class
Issued in reinvestment of distributions	1,636	15,329	3,762	35,654
Net increase (decrease)	173,816	$1,643,324	(172,060)	$(1,618,274)

22

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the six months ended September 30, 2016 follows:

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Emerging Markets Debt Fund R6 Class	$2,140,147	$43,476	—	—	$43,476	$2,283,732

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

23

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$14,866,053	—
Collateralized Mortgage Obligations	—	3,316,668	—
Asset-Backed Securities	—	2,491,063	—
Mutual Funds	$2,283,732	—	—
Commercial Mortgage-Backed Securities	—	1,869,567	—
Sovereign Governments and Agencies	—	163,650	—
Municipal Securities	—	149,942	—
Temporary Cash Investments	397,420	1,355,000	—
	$2,681,152	$24,211,943	—
Other Financial Instruments
Swap Agreements	—	$87,204	—
Forward Foreign Currency Exchange Contracts	—	13,041	—
	—	$100,245	—

Liabilities
Other Financial Instruments
Futures Contracts	$5,951	—	—
Swap Agreements	—	$23,742	—
Forward Foreign Currency Exchange Contracts	—	1,602	—
	$5,951	$25,344	—

8. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $3,468,750.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign

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currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,859,488.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 33 contracts.

Value of Derivative Instruments as of September 30, 2016

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$3,408	Payable for variation margin on swap agreements*	—
Credit Risk	Swap agreements	59,883	Swap agreements	$23,742
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	13,041	Unrealized depreciation on forward foreign currency exchange contracts	1,602
Interest Rate Risk	Receivable for variation margin on futures contracts*	13,922	Payable for variation margin on futures contracts*	—
		$90,254		$25,344

* Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2016

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$13,650	Change in net unrealized appreciation (depreciation) on swap agreements	$13,517
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(8,900)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	39,880
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(31,545)	Change in net unrealized appreciation (depreciation) on futures contracts	(28,049)
		$(26,795)		$25,348

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9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$27,142,681
Gross tax appreciation of investments	$266,052
Gross tax depreciation of investments	(515,638)
Net tax appreciation (depreciation) of investments	$(249,586)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of March 31, 2016, the fund had accumulated short-term capital losses of $(297,551) and accumulated long-term capital losses of $(467,510), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$9.31	0.12	0.23	0.35	(0.13)	$9.53	3.79%	0.60%(4)	0.75%(4)	2.59%(4)	2.44%(4)	17%	$7,743
2016	$9.75	0.26	(0.38)	(0.12)	(0.32)	$9.31	(1.26)%	0.60%	0.75%	2.69%	2.54%	19%	$4,927
2015(5)	$10.00	0.18	(0.20)	(0.02)	(0.23)	$9.75	(0.16)%	0.61%(4)	0.75%(4)	2.78%(4)	2.64%(4)	18%	$9,879
Institutional Class
2016(3)	$9.31	0.13	0.23	0.36	(0.14)	$9.53	3.90%	0.40%(4)	0.55%(4)	2.79%(4)	2.64%(4)	17%	$6,992
2016	$9.75	0.28	(0.38)	(0.10)	(0.34)	$9.31	(1.06)%	0.40%	0.55%	2.89%	2.74%	19%	$6,729
2015(5)	$10.00	0.20	(0.20)	—	(0.25)	$9.75	(0.02)%	0.41%(4)	0.55%(4)	2.98%(4)	2.84%(4)	18%	$7,301
A Class
2016(3)	$9.31	0.11	0.23	0.34	(0.12)	$9.53	3.66%	0.85%(4)	1.00%(4)	2.34%(4)	2.19%(4)	17%	$8,937
2016	$9.75	0.23	(0.38)	(0.15)	(0.29)	$9.31	(1.50)%	0.85%	1.00%	2.44%	2.29%	19%	$9,901
2015(5)	$10.00	0.17	(0.20)	(0.03)	(0.22)	$9.75	(0.33)%	0.86%(4)	1.00%(4)	2.53%(4)	2.39%(4)	18%	$7,288
C Class
2016(3)	$9.31	0.08	0.22	0.30	(0.08)	$9.53	3.28%	1.60%(4)	1.75%(4)	1.59%(4)	1.44%(4)	17%	$1,153
2016	$9.75	0.16	(0.38)	(0.22)	(0.22)	$9.31	(2.24)%	1.60%	1.75%	1.69%	1.54%	19%	$1,104
2015(5)	$10.00	0.12	(0.20)	(0.08)	(0.17)	$9.75	(0.83)%	1.61%(4)	1.75%(4)	1.78%(4)	1.64%(4)	18%	$1,009

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2016(3)	$9.31	0.10	0.23	0.33	(0.11)	$9.53	3.53%	1.10%(4)	1.25%(4)	2.09%(4)	1.94%(4)	17%	$1,013
2016	$9.75	0.21	(0.38)	(0.17)	(0.27)	$9.31	(1.75)%	1.10%	1.25%	2.19%	2.04%	19%	$979
2015(5)	$10.00	0.15	(0.20)	(0.05)	(0.20)	$9.75	(0.49)%	1.11%(4)	1.25%(4)	2.28%(4)	2.14%(4)	18%	$995
R6 Class
2016(3)	$9.31	0.13	0.23	0.36	(0.14)	$9.53	3.92%	0.35%(4)	0.50%(4)	2.84%(4)	2.69%(4)	17%	$1,029
2016	$9.75	0.28	(0.38)	(0.10)	(0.34)	$9.31	(1.01)%	0.35%	0.50%	2.94%	2.79%	19%	$990
2015(5)	$10.00	0.20	(0.20)	—	(0.25)	$9.75	0.01%	0.36%(4)	0.50%(4)	3.03%(4)	2.89%(4)	18%	$1,000

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2016 (unaudited).

(4)	Annualized.

(5)	July 28, 2014 (fund inception) through March 31, 2015.
See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2016, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

30

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

31

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

32

Proxy Voting Results

A special meeting of shareholders was held on June 13, 2016, to vote on the following proposal. The proposal received the required number of votes and was adopted. A summary of voting results is listed below.

To elect four trustees to the Board of Trustees of American Century Investment Trust:

	Affirmative	Withhold
Tanya S. Beder	$11,245,587,866	$88,169,279
Jeremy I. Bulow	$11,247,094,163	$86,662,982
Anne Casscells	$11,241,523,389	$92,233,756
Jonathan D. Levin	$11,242,680,933	$91,076,212
The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, Ronald J. Gilson, Frederick L. A. Grauer, Peter F. Pervere and John B. Shoven.

33

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

34

Notes

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90820 1611

Semiannual Report

September 30, 2016

Short Duration Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Despite Brexit Shock, Markets Produced Positive, Central Bank-Boosted Returns

The reporting period was unusual in that virtually all mutual fund asset classes posted positive performance, led by gold, U.S. small-cap stocks, and emerging markets (EM) stocks. Even as those higher-risk/higher-volatility asset classes outperformed, government bonds also produced solid returns. Simultaneous positive performance across all asset classes is rare. How did it happen? Massive central bank stimulus—amplified in the wake of China- and energy market-related volatility in early 2016 and the unexpected U.K. vote to leave the European Union (Brexit) in June—helped boost most markets for the reporting period.

Continued central bank stimulus encouraged relatively aggressive investor behavior, including demand for equities and higher-yielding bond sectors, including high-yield corporates and EM debt. At the same time, central bank stimulus also included large volumes of bond purchases and low interest rate targets, which helped drive interest rates lower and government bond prices higher. Oil’s rebound from its January 2016 lows and stabilization of China’s economy also supported investor sentiment, as well as repeated decisions by the Federal Reserve (Fed) to keep its expected interest rate hikes on hold.

The reporting period featured many surprises, including weaker-than-expected global growth, Brexit, the quick market rebound from Brexit, the Republican nomination of Donald Trump, and concerns about the stability of major European banks. Central bank stimulus provided market support, but possible changes loom ahead—the Fed might raise rates as early as December, and other central banks might taper their bond purchases in future months. Meanwhile, the U.S. continues to be swayed by other global factors, including increasing populism and anti-globalization. We’re watching the aftermath of the U.S. elections and the Italian constitutional referendum to see if themes that Brexit spotlighted—nationalism/isolationism, anti-immigration, anti-trade agreements, distrust of career politicians—shape future U.S. and European government leadership. We appreciate your continued trust in us during this potentially turbulent period.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2016
Portfolio at a Glance
Average Duration (effective)	1.9 years
Weighted Average Life	2.1 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	44.7%
U.S. Treasury Securities	22.5%
Collateralized Mortgage Obligations	12.0%
Asset-Backed Securities	9.9%
Commercial Mortgage-Backed Securities	3.4%
U.S. Government Agency Mortgage-Backed Securities	2.8%
Sovereign Governments and Agencies	0.3%
Temporary Cash Investments	5.4%
Other Assets and Liabilities	(1.0)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Expenses Paid During Period(1) 4/1/16 - 9/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,012.90	$3.03	0.60%
Institutional Class	$1,000	$1,014.00	$2.02	0.40%
A Class	$1,000	$1,011.70	$4.29	0.85%
C Class	$1,000	$1,006.90	$8.05	1.60%
R Class	$1,000	$1,010.40	$5.54	1.10%
Hypothetical
Investor Class	$1,000	$1,022.06	$3.04	0.60%
Institutional Class	$1,000	$1,023.06	$2.03	0.40%
A Class	$1,000	$1,020.81	$4.31	0.85%
C Class	$1,000	$1,017.05	$8.09	1.60%
R Class	$1,000	$1,019.55	$5.57	1.10%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

SEPTEMBER 30, 2016 (UNAUDITED)

	Principal Amount	Value
CORPORATE BONDS — 44.7%
Aerospace and Defense — 0.2%
L-3 Communications Corp., 3.95%, 11/15/16	$600,000	$601,973
Auto Components — 0.3%
Schaeffler Finance BV, 4.25%, 5/15/21(1)	1,000,000	1,030,000
Automobiles — 2.1%
Daimler Finance North America LLC, 2.00%, 8/3/18(1)	1,000,000	1,008,513
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	500,000	516,440
Ford Motor Credit Co. LLC, 2.15%, 1/9/18	1,000,000	1,005,497
Ford Motor Credit Co. LLC, 2.24%, 6/15/18	1,000,000	1,008,369
Ford Motor Credit Co. LLC, MTN, 2.94%, 1/8/19	800,000	819,158
General Motors Co., 3.50%, 10/2/18	990,000	1,018,267
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,080,000	1,099,488
General Motors Financial Co., Inc., 3.10%, 1/15/19	1,000,000	1,019,827
		7,495,559
Banks — 7.8%
Akbank TAS, 3.875%, 10/24/17	1,000,000	1,006,670
Banco do Brasil SA, 3.875%, 1/23/17	1,000,000	1,006,500
Bank of America Corp., 5.75%, 12/1/17	1,500,000	1,572,021
Bank of America N.A., 5.30%, 3/15/17	3,000,000	3,052,782
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)	1,000,000	1,005,510
Barclays Bank plc, 6.05%, 12/4/17(1)	1,000,000	1,046,227
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	2,000,000	2,040,000
Capital One N.A., 1.65%, 2/5/18	2,500,000	2,503,637
Capital One N.A., 2.35%, 8/17/18	1,000,000	1,012,574
China Overseas Finance Cayman IV Ltd., 4.875%, 2/15/17	1,080,000	1,092,646
Credit Suisse AG, 1.75%, 1/29/18	1,000,000	1,000,326
Fifth Third Bank, 2.30%, 3/15/19	1,000,000	1,018,028
GLP Capital LP / GLP Financing II, Inc., 4.375%, 11/1/18	1,235,000	1,293,663
Grupo Aval Ltd., 5.25%, 2/1/17	1,000,000	1,007,980
HBOS plc, MTN, 6.75%, 5/21/18(1)	1,300,000	1,392,622
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18	1,000,000	1,035,430
Intesa Sanpaolo SpA, 2.375%, 1/13/17	500,000	500,729
Itau CorpBanca, 3.125%, 1/15/18	1,000,000	1,014,340
JPMorgan Chase & Co., 6.00%, 1/15/18	1,500,000	1,585,214
Sberbank of Russia Via SB Capital SA, MTN, 5.40%, 3/24/17	600,000	609,391
Wells Fargo & Co., 2.15%, 1/15/19	2,400,000	2,430,458
		28,226,748
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 2.15%, 2/1/19	2,000,000	2,035,162
Biotechnology — 1.1%
AbbVie, Inc., 1.75%, 11/6/17	1,000,000	1,003,128
AbbVie, Inc., 1.80%, 5/14/18	1,000,000	1,004,597

6

	Principal Amount	Value
Celgene Corp., 2.125%, 8/15/18	$2,000,000	$2,022,214
		4,029,939
Capital Markets — 1.4%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	3,802,000	3,982,793
DBS Bank Ltd., VRN, 3.625%, 9/21/17	1,000,000	1,017,062
		4,999,855
Chemicals — 0.4%
Ecolab, Inc., 2.00%, 1/14/19	1,000,000	1,012,124
Hexion, Inc., 8.875%, 2/1/18	450,000	432,000
		1,444,124
Commercial Services and Supplies — 0.3%
Republic Services, Inc., 3.80%, 5/15/18	1,000,000	1,039,209
Communications Equipment — 0.4%
Cisco Systems, Inc., 1.60%, 2/28/19	1,000,000	1,007,820
CommScope, Inc., 4.375%, 6/15/20(1)	500,000	516,250
		1,524,070
Consumer Finance — 2.2%
American Express Centurion Bank, 5.95%, 6/12/17	1,000,000	1,031,750
CIT Group, Inc., 5.00%, 5/15/17	600,000	612,000
CIT Group, Inc., 4.25%, 8/15/17	1,800,000	1,836,000
Discover Bank/Greenwood DE, 2.60%, 11/13/18	1,000,000	1,015,463
PNC Bank N.A., 1.80%, 11/5/18	1,000,000	1,008,776
PNC Bank N.A., 1.95%, 3/4/19	1,000,000	1,011,364
Synchrony Financial, 2.60%, 1/15/19	1,525,000	1,543,716
		8,059,069
Diversified Financial Services — 3.3%
Ally Financial, Inc., 2.75%, 1/30/17	1,000,000	1,002,674
BNP Paribas SA, MTN, 2.70%, 8/20/18	1,000,000	1,018,970
Citigroup, Inc., 2.05%, 6/7/19	3,000,000	3,024,591
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	1,000,000	1,023,405
Goldman Sachs Group, Inc. (The), 2.00%, 4/25/19	2,000,000	2,014,274
Morgan Stanley, 2.125%, 4/25/18	1,000,000	1,008,759
Morgan Stanley, MTN, 5.95%, 12/28/17	2,000,000	2,106,468
Morgan Stanley, MTN, 5.625%, 9/23/19	500,000	554,070
		11,753,211
Diversified Telecommunication Services — 1.1%
AT&T, Inc., 2.40%, 3/15/17	1,500,000	1,509,646
AT&T, Inc., 2.30%, 3/11/19	500,000	508,661
CenturyLink, Inc., 6.00%, 4/1/17	500,000	511,875
Frontier Communications Corp., 8.50%, 4/15/20	500,000	542,500
Frontier Communications Corp., 8.875%, 9/15/20	500,000	541,250
Verizon Communications, Inc., 3.65%, 9/14/18	500,000	522,098
		4,136,030
Equity Real Estate Investment Trusts (REITs) — 0.5%
HCP, Inc., 6.00%, 1/30/17	900,000	912,946
VEREIT Operating Partnership LP, 3.00%, 2/6/19	500,000	508,060
VEREIT Operating Partnership LP, 4.125%, 6/1/21	500,000	518,750
		1,939,756
7

	Principal Amount	Value
Food and Staples Retailing — 1.7%
CVS Health Corp., 1.20%, 12/5/16	$500,000	$500,221
CVS Health Corp., 1.90%, 7/20/18	2,000,000	2,020,166
Dollar General Corp., 4.125%, 7/15/17	200,000	204,551
Kroger Co. (The), 2.00%, 1/15/19	1,000,000	1,013,254
Safeway, Inc., 3.40%, 12/1/16	200,000	200,100
Sysco Corp., 1.90%, 4/1/19	2,000,000	2,017,134
		5,955,426
Food Products — 1.1%
Kraft Heinz Foods Co., 2.00%, 7/2/18	2,000,000	2,020,620
Mondelez International, Inc., 2.25%, 2/1/19	1,000,000	1,017,935
Tyson Foods, Inc., 2.65%, 8/15/19	1,000,000	1,026,008
		4,064,563
Gas Utilities — 1.6%
Energy Transfer Partners LP, 2.50%, 6/15/18	1,050,000	1,057,588
Enterprise Products Operating LLC, 1.65%, 5/7/18	1,000,000	1,000,722
Kinder Morgan Energy Partners LP, 2.65%, 2/1/19	1,000,000	1,008,906
Magellan Midstream Partners LP, 6.55%, 7/15/19	800,000	896,600
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18	500,000	518,750
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 2/1/21	480,000	498,000
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	750,000	802,500
		5,783,066
Health Care Equipment and Supplies — 1.1%
Mallinckrodt International Finance SA, 3.50%, 4/15/18	840,000	843,150
St. Jude Medical, Inc., 2.00%, 9/15/18	1,250,000	1,263,703
Stryker Corp., 2.00%, 3/8/19	2,000,000	2,026,242
		4,133,095
Health Care Providers and Services — 1.4%
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	236,000	238,383
DaVita, Inc., 5.75%, 8/15/22	855,000	898,819
HCA, Inc., 3.75%, 3/15/19	1,500,000	1,550,625
Tenet Healthcare Corp., 6.25%, 11/1/18	620,000	664,950
UnitedHealth Group, Inc., 1.45%, 7/17/17	1,000,000	1,002,486
Universal Health Services, Inc., 3.75%, 8/1/19(1)	500,000	521,875
		4,877,138
Hotels, Restaurants and Leisure — 0.5%
International Game Technology, 7.50%, 6/15/19	1,000,000	1,118,750
McDonald's Corp., MTN, 2.10%, 12/7/18	500,000	507,884
		1,626,634
Household Durables — 1.5%
D.R. Horton, Inc., 3.625%, 2/15/18	1,250,000	1,282,812
Lennar Corp., 4.75%, 12/15/17	1,000,000	1,030,000
Newell Brands, Inc., 2.60%, 3/29/19	1,000,000	1,023,358
Toll Brothers Finance Corp., 4.00%, 12/31/18	680,000	706,350
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	990,000	1,023,413

8

	Principal Amount	Value
Whirlpool Corp., 1.35%, 3/1/17	$500,000	$500,346
		5,566,279
Insurance — 1.7%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19	500,000	511,875
American International Group, Inc., MTN, 5.85%, 1/16/18	1,000,000	1,055,298
Berkshire Hathaway Finance Corp., 1.70%, 3/15/19	1,000,000	1,009,489
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16	400,000	400,426
International Lease Finance Corp., 3.875%, 4/15/18	1,000,000	1,026,250
MetLife, Inc., 1.90%, 12/15/17	1,000,000	1,005,596
Travelers Cos., Inc. (The), 5.80%, 5/15/18	1,000,000	1,071,626
		6,080,560
IT Services — 0.7%
Fidelity National Information Services, Inc., 1.45%, 6/5/17	1,500,000	1,500,737
Fidelity National Information Services, Inc., 2.85%, 10/15/18	1,000,000	1,026,723
		2,527,460
Life Sciences Tools and Services — 0.2%
Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	600,000	601,271
Machinery — 0.6%
Fortive Corp., 1.80%, 6/15/19(1)	2,000,000	2,006,672
Marine — 0.3%
DP World Sukuk Ltd., 6.25%, 7/2/17	1,080,000	1,116,704
Media — 1.4%
Sable International Finance Ltd., 6.875%, 8/1/22	500,000	521,250
TEGNA, Inc., 5.125%, 7/15/20	500,000	516,875
Time Warner Cable LLC, 5.85%, 5/1/17	1,250,000	1,281,380
Time Warner Cable LLC, 6.75%, 7/1/18	500,000	543,488
Viacom, Inc., 3.50%, 4/1/17	1,000,000	1,009,050
Walt Disney Co. (The), 1.65%, 1/8/19	1,000,000	1,011,842
		4,883,885
Metals and Mining — 0.4%
Steel Dynamics, Inc., 6.125%, 8/15/19	1,000,000	1,031,300
Steel Dynamics, Inc., 6.375%, 8/15/22	340,000	359,550
		1,390,850
Multi-Utilities — 0.8%
DPL, Inc., 6.50%, 10/15/16	77,000	77,116
Duke Energy Corp., 1.625%, 8/15/17	1,000,000	1,003,178
IPALCO Enterprises, Inc., 5.00%, 5/1/18	970,000	1,016,075
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	500,000	497,665
NRG Energy, Inc., 7.625%, 1/15/18	198,000	211,860
		2,805,894
Multiline Retail — 0.2%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	800,000	806,080
Oil, Gas and Consumable Fuels — 2.1%
Apache Corp., 6.90%, 9/15/18	500,000	546,249
BP Capital Markets plc, 2.24%, 9/26/18	1,000,000	1,015,793
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	1,000,000	1,001,110
Concho Resources, Inc., 6.50%, 1/15/22	400,000	416,000

9

	Principal Amount	Value
Exxon Mobil Corp., 1.44%, 3/1/18	$2,000,000	$2,008,720
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc., 6.125%, 6/15/19	650,000	666,250
Sabine Pass LNG LP, 7.50%, 11/30/16	1,000,000	1,008,500
Shell International Finance BV, 1.625%, 11/10/18	1,000,000	1,003,155
		7,665,777
Pharmaceuticals — 1.5%
Actavis Funding SCS, 2.35%, 3/12/18	2,200,000	2,223,314
Baxalta, Inc., 2.00%, 6/22/18	1,500,000	1,504,293
Mylan NV, 2.50%, 6/7/19(1)	1,000,000	1,009,461
Mylan, Inc., 1.35%, 11/29/16	690,000	690,373
		5,427,441
Road and Rail — 0.3%
CSX Corp., 5.60%, 5/1/17	1,000,000	1,024,829
Semiconductors and Semiconductor Equipment — 0.3%
NXP BV / NXP Funding LLC, 3.75%, 6/1/18(1)	1,000,000	1,031,250
Software — 0.3%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)	1,000,000	1,043,411
Specialty Retail — 0.2%
Hertz Corp. (The), 4.25%, 4/1/18	390,000	401,700
Hertz Corp. (The), 6.75%, 4/15/19	418,000	427,714
		829,414
Technology Hardware, Storage and Peripherals — 2.0%
Apple, Inc., 0.90%, 5/12/17	1,000,000	1,000,059
Apple, Inc., 1.30%, 2/23/18	2,000,000	2,006,240
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 6/1/19(1)	1,200,000	1,234,777
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.875%, 6/15/21(1)	1,000,000	1,062,928
Hewlett Packard Enterprise Co., 2.45%, 10/5/17(1)	2,000,000	2,016,478
		7,320,482
Tobacco — 0.3%
Reynolds American, Inc., 2.30%, 6/12/18	1,000,000	1,014,430
Wireless Telecommunication Services — 0.8%
Sprint Communications, Inc., 6.00%, 12/1/16	1,500,000	1,509,375
T-Mobile USA, Inc., 6.46%, 4/28/19	1,500,000	1,530,000
		3,039,375
TOTAL CORPORATE BONDS (Cost $159,679,234)		160,936,691
U.S. TREASURY SECURITIES — 22.5%
U.S. Treasury Notes, 0.75%, 10/31/17(2)	600,000	600,434
U.S. Treasury Notes, 1.00%, 3/15/18	6,600,000	6,627,199
U.S. Treasury Notes, 1.00%, 5/31/18	18,000,000	18,074,880
U.S. Treasury Notes, 1.375%, 7/31/18	11,700,000	11,829,109
U.S. Treasury Notes, 0.75%, 8/31/18	5,600,000	5,598,908
U.S. Treasury Notes, 1.25%, 10/31/18	11,000,000	11,101,409
U.S. Treasury Notes, 1.375%, 11/30/18	7,400,000	7,489,466
U.S. Treasury Notes, 1.50%, 2/28/19	19,000,000	19,298,357
U.S. Treasury Notes, 1.50%, 11/30/19	600,000	610,512
TOTAL U.S. TREASURY SECURITIES (Cost $81,218,126)		81,230,274

10

	Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 12.0%
Private Sponsor Collateralized Mortgage Obligations — 9.9%
Alternative Loan Trust, Series 2003-20CB, Class 1A1 SEQ, 5.50%, 10/25/33	$476,127	$480,419
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	148,253	152,903
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.95%, 10/1/16	573,386	572,853
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.58%, 10/1/16	674,307	661,055
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	655,973	680,412
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.65%, 10/1/16	636,528	616,736
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.41%, 10/1/16	1,597,776	1,574,305
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 10/1/16	520,311	510,478
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.76%, 10/1/16	676,545	677,179
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	227,768	233,037
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	159,495	160,787
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	5,674	5,661
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.86%, 10/1/16	430,385	416,206
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.76%, 10/1/16	819,080	722,499
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.06%, 10/1/16	228,955	227,738
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.81%, 10/1/16	214,840	212,568
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.92%, 10/1/16	1,346,477	1,372,775
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.16%, 10/1/16	593,173	567,615
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 10/1/16(1)	726,570	754,459
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.04%, 10/1/16	796,866	815,408
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.65%, 10/1/16	665,443	651,995
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.89%, 10/1/16	262,866	261,797
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.62%, 10/1/16	547,016	555,515
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.78%, 10/1/16	557,139	544,906
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.75%, 10/1/16	875,008	876,387
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.87%, 10/1/16	987,729	996,193
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 3.05%, 10/1/16	556,907	558,369

11

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.02%, 10/1/16	$377,362	$384,916
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.86%, 10/1/16	601,382	613,745
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	602,646	595,069
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.98%, 10/1/16	393,707	409,790
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.96%, 10/1/16	499,314	515,467
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.96%, 10/1/16	571,733	594,954
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR13, Class A1, VRN, 0.83%, 10/25/16	867,606	805,323
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.04%, 10/1/16	558,726	561,631
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 3.07%, 10/1/16	1,260,000	1,210,617
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 6A3, VRN, 3.07%, 10/1/16	1,047,999	1,058,858
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 2.99%, 10/1/16	604,890	605,844
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	173,617	173,610
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	424,160	427,228
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	395,882	398,746
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 3.00%, 10/1/16	724,682	684,358
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 2.96%, 10/1/16	1,474,674	1,342,428
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.01%, 10/1/16	281,375	270,822
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 3.02%, 10/1/16	707,087	694,818
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.08%, 10/1/16	852,897	840,036
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.23%, 10/1/16	259,593	245,368
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 3.03%, 10/1/16	177,911	169,571
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.06%, 10/1/16	141,456	131,432
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.23%, 10/1/16	1,033,848	960,765
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.25%, 10/1/16	1,256,847	1,177,383
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.89%, 10/1/16	534,735	525,935
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.16%, 10/1/16	1,042,806	984,404
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	325,002	323,601
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	1,037,798	1,033,324
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	227,005	228,489

12

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	$587,374	$593,060
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	76,620	78,809
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	236,794	235,082
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	248,242	257,727
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	570,768	570,325
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	101,805	107,090
		35,670,880
U.S. Government Agency Collateralized Mortgage Obligations — 2.1%
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	143,452	148,254
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	171,947	174,316
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	96,974	98,797
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	555,532	567,094
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	121,546	123,701
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	288,968	294,089
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	344,493	351,407
FNMA, Series 2006-60, Class KF, VRN, 0.83%, 10/25/16	1,087,824	1,084,518
FNMA, Series 2009-33, Class FB, VRN, 1.35%, 10/25/16	1,320,988	1,342,743
FNMA, Series 2009-87, Class HF, VRN, 1.375%, 10/25/16	534,864	544,294
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	133,960	136,007
FNMA, Series 2016-C03, Class 2M2, VRN, 6.43%, 10/25/16	500,000	546,410
FNMA, Series 2016-C04, Class 1M2, VRN, 4.78%, 10/25/16	1,500,000	1,544,359
FNMA, Series 2016-C05, Class 2M2, VRN, 4.98%, 10/25/16	730,000	755,099
		7,711,088
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $43,168,807)		43,381,968
ASSET-BACKED SECURITIES(3) — 9.9%
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.53%, 10/17/16(1)	1,827,854	1,823,334
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(1)	1,500,000	1,508,417
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(1)	1,900,000	1,906,177
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(1)	750,000	750,712
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450,000	458,988
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	675,000	685,589
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.77%, 10/15/16	1,000,000	999,466
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.94%, 10/7/16(1)	722,411	720,830
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.44%, 10/22/16(1)	617,651	618,980
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	98,596	98,433
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	868,677	870,826

13

	Principal Amount	Value
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	$900,000	$902,424
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(1)	1,975,000	1,977,973
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 1.07%, 10/11/16(1)	206,016	206,014
Hertz Fleet Lease Funding LP, Series 2014-1, Class B, VRN, 1.27%, 10/11/16(1)	1,000,000	997,911
Hertz Fleet Lease Funding LP, Series 2014-1, Class C, VRN, 1.67%, 10/11/16(1)	1,000,000	996,862
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 1.62%, 10/11/16(1)	775,000	783,464
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	916,892	913,759
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	650,560	646,011
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	459,219	456,901
Invitation Homes Trust, Series 2013-SFR1, Class A, VRN, 1.68%, 10/17/16(1)	1,419,485	1,420,267
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.53%, 10/17/16(1)	2,928,882	2,923,046
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.71%, 10/17/16(1)	1,995,486	1,997,921
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	707,592	712,797
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	928,667	927,389
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	1,680,465	1,683,939
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	1,080,784	1,087,775
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(1)	739,069	738,054
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	1,007,315	1,003,545
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	352,611	353,698
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	653,152	649,985
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	701,108	704,652
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	1,041,805	1,060,434
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	1,016,158	1,017,086
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	1,100,000	1,104,301
TOTAL ASSET-BACKED SECURITIES (Cost $35,537,907)		35,707,960
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 3.4%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class B, VRN, 1.62%, 10/15/16(1)	1,625,000	1,624,195
BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 2.47%, 10/15/16(1)	2,775,000	2,743,221
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.33%, 10/15/16(1)	1,675,000	1,659,256
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	925,000	970,269

14

	Principal Amount	Value
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	$1,000,000	$1,043,129
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.42%, 10/15/16(1)	1,650,000	1,634,976
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.47%, 10/15/16(1)	1,500,000	1,486,387
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/16(1)	1,000,000	1,035,306
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $12,201,252)		12,196,739
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 2.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.8%
FHLMC, VRN, 1.78%, 10/15/16	212,197	217,886
FHLMC, VRN, 1.84%, 10/15/16	437,151	448,147
FHLMC, VRN, 1.92%, 10/15/16	346,133	355,491
FHLMC, VRN, 1.98%, 10/15/16	246,906	255,385
FHLMC, VRN, 2.06%, 10/15/16	846,000	868,994
FHLMC, VRN, 2.32%, 10/15/16	543,577	558,340
FHLMC, VRN, 2.62%, 10/15/16	543,352	560,532
FHLMC, VRN, 2.71%, 10/15/16	163,434	173,083
FHLMC, VRN, 2.74%, 10/15/16	766,708	811,838
FHLMC, VRN, 2.99%, 10/15/16	77,404	81,704
FHLMC, VRN, 3.01%, 10/15/16	201,706	212,000
FHLMC, VRN, 3.13%, 10/15/16	354,033	373,936
FHLMC, VRN, 3.14%, 10/15/16	189,160	198,953
FHLMC, VRN, 3.78%, 10/15/16	620,440	650,808
FHLMC, VRN, 4.06%, 10/15/16	200,983	211,137
FHLMC, VRN, 4.24%, 10/15/16	353,913	374,386
FHLMC, VRN, 4.77%, 10/15/16	181,897	189,892
FHLMC, VRN, 5.14%, 10/15/16	122,256	126,573
FNMA, VRN, 2.41%, 10/25/16	396,917	415,064
FNMA, VRN, 2.44%, 10/25/16	457,949	476,629
FNMA, VRN, 2.44%, 10/25/16	528,302	550,923
FNMA, VRN, 2.57%, 10/25/16	112,252	118,356
FNMA, VRN, 2.62%, 10/25/16	11,181	11,843
FNMA, VRN, 2.74%, 10/25/16	86,011	90,645
FNMA, VRN, 2.94%, 10/25/16	176,819	184,559
FNMA, VRN, 3.03%, 10/25/16	644,312	671,463
FNMA, VRN, 3.33%, 10/25/16	644,551	675,717
FNMA, VRN, 4.78%, 10/25/16	211,905	224,000
		10,088,284
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, 5.50%, 12/1/36	2,421	2,746
FNMA, 5.00%, 7/1/20	20,731	21,885

15

	Principal Amount	Value
FNMA, 5.50%, 7/1/36	$3,136	$3,560
		28,191
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $10,047,086)		10,116,475
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Argentina — 0.3%
Argentine Republic Government International Bond, 6.25%, 4/22/19(1) (Cost $1,000,000)	1,000,000	1,063,000
TEMPORARY CASH INVESTMENTS — 5.4%
Concord Minutemen Capital Co. LLC, 0.41%, 10/3/16(1)(4)	5,070,000	5,069,814
Credit Agricole Corporate and Investment Bank, 0.29%, 10/3/16(4)	14,393,000	14,392,567
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,462,655)		19,462,381
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $362,315,067)		364,095,488
OTHER ASSETS AND LIABILITIES — (1.0)%		(3,658,208)
TOTAL NET ASSETS — 100.0%		$360,437,280

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,860,855	USD	1,423,535	UBS AG	12/21/16	$(1,812)
USD	1,424,801	CAD	1,836,872	JPMorgan Chase Bank N.A.	12/21/16	23,892
CHF	1,039,996	USD	1,078,638	UBS AG	12/21/16	(3,031)
USD	1,795,224	CHF	1,731,422	JPMorgan Chase Bank N.A.	12/21/16	4,515
JPY	55,517,506	USD	555,602	JPMorgan Chase Bank N.A.	12/21/16	(6,222)
USD	359,966	JPY	36,475,899	JPMorgan Chase Bank N.A.	12/21/16	(985)
USD	538,521	JPY	55,063,832	JPMorgan Chase Bank N.A.	12/21/16	(6,370)
NOK	5,786,825	USD	712,733	JPMorgan Chase Bank N.A.	12/21/16	11,264
NZD	984,866	USD	714,722	JPMorgan Chase Bank N.A.	12/21/16	256
SEK	15,179,577	USD	1,775,348	JPMorgan Chase Bank N.A.	12/21/16	1,109
USD	1,080,836	SEK	9,087,392	JPMorgan Chase Bank N.A.	12/21/16	17,344
						$39,960

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
306	U.S. Treasury 2-Year Notes	December 2016	$66,851,438	$90,635

16

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS

Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
CDX North America Investment Grade 27 Index	$4,000,000	Sell	1.00%	12/20/21	0.75%	$6,732	$51,520

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
JPY	-	Japanese Yen
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
†     Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $71,758,480, which represented 19.9% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $323,319.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

17

Statement of Assets and Liabilities

SEPTEMBER 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $362,315,067)	$364,095,488
Receivable for investments sold	937,745
Receivable for capital shares sold	370,801
Receivable for variation margin on swap agreements	6,509
Unrealized appreciation on forward foreign currency exchange contracts	58,380
Interest receivable	1,910,801
367,379,724

Liabilities
Disbursements in excess of demand deposit cash	3,066
Payable for investments purchased	6,356,433
Payable for capital shares redeemed	336,663
Payable for variation margin on futures contracts	27,670
Unrealized depreciation on forward foreign currency exchange contracts	18,420
Accrued management fees	164,472
Distribution and service fees payable	27,047
Dividends payable	8,673
6,942,444

Net Assets	$360,437,280

Net Assets Consist of:
Capital paid in	$365,246,995
Distributions in excess of net investment income	(104,549)
Accumulated net realized loss	(6,622,914)
Net unrealized appreciation	1,917,748
$360,437,280

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$228,061,360	22,143,772	$10.30
Institutional Class	$56,623,126	5,498,215	$10.30
A Class	$57,287,944	5,562,782	$10.30*
C Class	$17,674,764	1,715,412	$10.30
R Class	$790,086	76,661	$10.31
*Maximum offering price $10.54 (net asset value divided by 0.9775).

See Notes to Financial Statements.

18

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$3,857,218

Expenses:
Management fees	1,010,609
Distribution and service fees:
A Class	76,131
C Class	90,957
R Class	1,996
Trustees' fees and expenses	11,402
Other expenses	13,834
1,204,929

Net investment income (loss)	2,652,289

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(72,923)
Futures contract transactions	(73,649)
Swap agreement transactions	78,854
Foreign currency transactions	(242,948)
(310,666)

Change in net unrealized appreciation (depreciation) on:
Investments	1,889,642
Futures contracts	76,995
Swap agreements	(75,846)
Translation of assets and liabilities in foreign currencies	192,298
2,083,089

Net realized and unrealized gain (loss)	1,772,423

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,424,712

See Notes to Financial Statements.

19

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED) AND YEAR ENDED MARCH 31, 2016
Increase (Decrease) in Net Assets	September 30, 2016	March 31, 2016
Operations
Net investment income (loss)	$2,652,289	$4,692,922
Net realized gain (loss)	(310,666)	(2,174,066)
Change in net unrealized appreciation (depreciation)	2,083,089	369,150
Net increase (decrease) in net assets resulting from operations	4,424,712	2,888,006

Distributions to Shareholders
From net investment income:
Investor Class	(1,791,272)	(3,630,575)
Institutional Class	(501,937)	(1,066,767)
A Class	(411,468)	(846,577)
C Class	(54,702)	(132,508)
R Class	(4,390)	(9,002)
Decrease in net assets from distributions	(2,763,769)	(5,685,429)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(11,052,692)	23,560,367

Net increase (decrease) in net assets	(9,391,749)	20,762,944

Net Assets
Beginning of period	369,829,029	349,066,085
End of period	$360,437,280	$369,829,029

Undistributed (distributions in excess of) net investment income	$(104,549)	$6,931

See Notes to Financial Statements.

20

Notes to Financial Statements

SEPTEMBER 30, 2016 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Short Duration Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek to maximize total return. As a secondary objective, the fund seeks a high level of income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a

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security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

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Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 8% of the shares of the fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended September 30, 2016 was 0.59% for the Investor Class, A Class, C Class and R Class and 0.39% for the Institutional Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended September 30, 2016 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2016 totaled $123,771,696, of which $80,993,903 represented U.S. Treasury and Government Agency obligations.

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Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2016 totaled $140,668,374, of which $78,101,815 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2016		Year ended March 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,447,754	$35,464,184	8,350,651	$85,718,040
Issued in reinvestment of distributions	160,005	1,646,477	319,429	3,279,378
Redeemed	(3,382,537)	(34,782,384)	(7,756,339)	(79,601,277)
	225,222	2,328,277	913,741	9,396,141
Institutional Class
Sold	1,276,891	13,133,104	5,719,845	58,749,229
Issued in reinvestment of distributions	48,783	501,937	103,930	1,066,672
Redeemed	(2,097,821)	(21,560,894)	(4,461,917)	(45,829,501)
	(772,147)	(7,925,853)	1,361,858	13,986,400
A Class
Sold	1,152,234	11,837,234	2,636,406	27,098,937
Issued in reinvestment of distributions	36,391	374,446	73,821	757,878
Redeemed	(1,601,935)	(16,468,328)	(2,222,359)	(22,812,799)
	(413,310)	(4,256,648)	487,868	5,044,016
C Class
Sold	160,886	1,655,646	363,572	3,728,030
Issued in reinvestment of distributions	4,369	44,963	10,242	105,220
Redeemed	(294,442)	(3,027,720)	(794,298)	(8,164,464)
	(129,187)	(1,327,111)	(420,484)	(4,331,214)
R Class
Sold	28,586	294,003	9,816	100,748
Issued in reinvestment of distributions	423	4,356	867	8,913
Redeemed	(16,474)	(169,716)	(62,575)	(644,637)
	12,535	128,643	(51,892)	(534,976)
Net increase (decrease)	(1,076,887)	$(11,052,692)	2,291,091	$23,560,367

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$160,936,691	—
U.S. Treasury Securities	—	81,230,274	—
Collateralized Mortgage Obligations	—	43,381,968	—
Asset-Backed Securities	—	35,707,960	—
Commercial Mortgage-Backed Securities	—	12,196,739	—
U.S. Government Agency Mortgage-Backed Securities	—	10,116,475	—
Sovereign Governments and Agencies	—	1,063,000	—
Temporary Cash Investments	—	19,462,381	—
	—	$364,095,488	—
Other Financial Instruments
Futures Contracts	$90,635	—	—
Swap Agreements	—	$51,520	—
Forward Foreign Currency Exchange Contracts	—	58,380	—
	$90,635	$109,900	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$18,420	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $5,423,333.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate

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underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $16,231,949.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 347 contracts.

Value of Derivative Instruments as of September 30, 2016

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$6,509	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	58,380	Unrealized depreciation on forward foreign currency exchange contracts	$18,420
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	27,670
		$64,889		$46,090

*	Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2016

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$78,854	Change in net unrealized appreciation (depreciation) on swap agreements	$(75,846)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(242,948)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	192,298
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(73,649)	Change in net unrealized appreciation (depreciation) on futures contracts	76,995
		$(237,743)		$193,447

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8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$362,326,084
Gross tax appreciation of investments	$2,382,032
Gross tax depreciation of investments	(612,628)
Net tax appreciation (depreciation) of investments	$1,769,404

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2016, the fund had accumulated short-term capital losses of $(2,965,185) and accumulated long-term capital losses of $(3,361,622), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$10.25	0.08	0.05	0.13	(0.08)	—	(0.08)	$10.30	1.29%	0.60%(4)	1.54%(4)	36%	$228,061
2016	$10.33	0.14	(0.05)	0.09	(0.17)	—	(0.17)	$10.25	0.87%	0.60%	1.37%	73%	$224,708
2015	$10.42	0.17	(0.06)	0.11	(0.20)	—	(0.20)	$10.33	1.02%	0.60%	1.61%	56%	$217,035
2014	$10.54	0.12	(0.09)	0.03	(0.14)	(0.01)	(0.15)	$10.42	0.28%	0.60%	1.11%	94%	$293,408
2013	$10.50	0.10	0.07	0.17	(0.12)	(0.01)	(0.13)	$10.54	1.61%	0.60%	0.99%	77%	$292,484
2012	$10.51	0.15	0.11	0.26	(0.27)	—	(0.27)	$10.50	2.52%	0.61%	1.48%	100%	$193,624
Institutional Class
2016(3)	$10.25	0.09	0.05	0.14	(0.09)	—	(0.09)	$10.30	1.40%	0.40%(4)	1.74%(4)	36%	$56,623
2016	$10.33	0.16	(0.05)	0.11	(0.19)	—	(0.19)	$10.25	1.07%	0.40%	1.57%	73%	$64,283
2015	$10.42	0.19	(0.06)	0.13	(0.22)	—	(0.22)	$10.33	1.22%	0.40%	1.81%	56%	$50,715
2014	$10.54	0.14	(0.09)	0.05	(0.16)	(0.01)	(0.17)	$10.42	0.48%	0.40%	1.31%	94%	$39,239
2013	$10.50	0.12	0.07	0.19	(0.14)	(0.01)	(0.15)	$10.54	1.81%	0.40%	1.19%	77%	$39,236
2012	$10.51	0.18	0.10	0.28	(0.29)	—	(0.29)	$10.50	2.72%	0.41%	1.68%	100%	$19,492

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$10.25	0.07	0.05	0.12	(0.07)	—	(0.07)	$10.30	1.17%	0.85%(4)	1.29%(4)	36%	$57,288
2016	$10.33	0.11	(0.05)	0.06	(0.14)	—	(0.14)	$10.25	0.62%	0.85%	1.12%	73%	$61,261
2015	$10.42	0.14	(0.06)	0.08	(0.17)	—	(0.17)	$10.33	0.77%	0.85%	1.36%	56%	$56,703
2014	$10.54	0.09	(0.08)	0.01	(0.12)	(0.01)	(0.13)	$10.42	0.03%	0.85%	0.86%	94%	$91,390
2013	$10.50	0.08	0.06	0.14	(0.09)	(0.01)	(0.10)	$10.54	1.35%	0.85%	0.74%	77%	$114,370
2012	$10.51	0.13	0.11	0.24	(0.25)	—	(0.25)	$10.50	2.26%	0.86%	1.23%	100%	$130,824
C Class
2016(3)	$10.26	0.03	0.04	0.07	(0.03)	—	(0.03)	$10.30	0.69%	1.60%(4)	0.54%(4)	36%	$17,675
2016	$10.34	0.04	(0.05)	(0.01)	(0.07)	—	(0.07)	$10.26	(0.13)%	1.60%	0.37%	73%	$18,919
2015	$10.43	0.06	(0.06)	—	(0.09)	—	(0.09)	$10.34	0.02%	1.60%	0.61%	56%	$23,414
2014	$10.54	0.01	(0.08)	(0.07)	(0.03)	(0.01)	(0.04)	$10.43	(0.66)%	1.60%	0.11%	94%	$29,431
2013	$10.51	—(5)	0.05	0.05	(0.01)	(0.01)	(0.02)	$10.54	0.53%	1.60%	(0.01)%	77%	$32,682
2012	$10.51	0.05	0.12	0.17	(0.17)	—	(0.17)	$10.51	1.59%	1.61%	0.48%	100%	$38,754
R Class
2016(3)	$10.26	0.05	0.06	0.11	(0.06)	—	(0.06)	$10.31	1.04%	1.10%(4)	1.04%(4)	36%	$790
2016	$10.34	0.09	(0.05)	0.04	(0.12)	—	(0.12)	$10.26	0.37%	1.10%	0.87%	73%	$658
2015	$10.43	0.11	(0.06)	0.05	(0.14)	—	(0.14)	$10.34	0.52%	1.10%	1.11%	56%	$1,199
2014	$10.55	0.06	(0.08)	(0.02)	(0.09)	(0.01)	(0.10)	$10.43	(0.22)%	1.10%	0.61%	94%	$1,613
2013	$10.51	0.05	0.06	0.11	(0.06)	(0.01)	(0.07)	$10.55	1.10%	1.10%	0.49%	77%	$1,843
2012	$10.52	0.10	0.11	0.21	(0.22)	—	(0.22)	$10.51	2.01%	1.11%	0.98%	100%	$1,655

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2016 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2016, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

31

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

32

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

33

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

34

Proxy Voting Results

A special meeting of shareholders was held on June 13, 2016, to vote on the following proposal. The proposal received the required number of votes and was adopted. A summary of voting results is listed below.

To elect four trustees to the Board of Trustees of American Century Investment Trust:

	Affirmative	Withhold
Tanya S. Beder	$11,245,587,866	$88,169,279
Jeremy I. Bulow	$11,247,094,163	$86,662,982
Anne Casscells	$11,241,523,389	$92,233,756
Jonathan D. Levin	$11,242,680,933	$91,076,212
The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, Ronald J. Gilson, Frederick L. A. Grauer, Peter F. Pervere and John B. Shoven.

35

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90819 1611

Semiannual Report

September 30, 2016

Strategic Income Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Despite Brexit Shock, Markets Produced Positive, Central Bank-Boosted Returns

The reporting period was unusual in that virtually all mutual fund asset classes posted positive performance, led by gold, U.S. small-cap stocks, and emerging markets (EM) stocks. Even as those higher-risk/higher-volatility asset classes outperformed, government bonds also produced solid returns. Simultaneous positive performance across all asset classes is rare. How did it happen? Massive central bank stimulus—amplified in the wake of China- and energy market-related volatility in early 2016 and the unexpected U.K. vote to leave the European Union (Brexit) in June—helped boost most markets for the reporting period.

Continued central bank stimulus encouraged relatively aggressive investor behavior, including demand for equities and higher-yielding bond sectors, including high-yield corporates and EM debt. At the same time, central bank stimulus also included large volumes of bond purchases and low interest rate targets, which helped drive interest rates lower and government bond prices higher. Oil’s rebound from its January 2016 lows and stabilization of China’s economy also supported investor sentiment, as well as repeated decisions by the Federal Reserve (Fed) to keep its expected interest rate hikes on hold.

The reporting period featured many surprises, including weaker-than-expected global growth, Brexit, the quick market rebound from Brexit, the Republican nomination of Donald Trump, and concerns about the stability of major European banks. Central bank stimulus provided market support, but possible changes loom ahead—the Fed might raise rates as early as December, and other central banks might taper their bond purchases in future months. Meanwhile, the U.S. continues to be swayed by other global factors, including increasing populism and anti-globalization. We’re watching the aftermath of the U.S. elections and the Italian constitutional referendum to see if themes that Brexit spotlighted—nationalism/isolationism, anti-immigration, anti-trade agreements, distrust of career politicians—shape future U.S. and European government leadership. We appreciate your continued trust in us during this potentially turbulent period.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

SEPTEMBER 30, 2016
Portfolio at a Glance
Average Duration (effective)	3.4 years
Weighted Average Life	5.1 years

Types of Investments in Portfolio	% of net assets
Corporate Bonds	48.4%
Collateralized Mortgage Obligations	17.4%
Mutual Funds	13.9%
Commercial Mortgage-Backed Securities	8.9%
Asset-Backed Securities	4.1%
Sovereign Governments and Agencies	3.5%
Preferred Stocks	1.9%
Temporary Cash Investments	2.4%
Other Assets and Liabilities	(0.5)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2016 to September 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Expenses Paid During Period(1) 4/1/16 - 9/30/16	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,052.90	$3.29	0.64%
Investor Class (before waiver)	$1,000	$1,052.90(2)	$3.91	0.76%
Institutional Class (after waiver)	$1,000	$1,052.90	$2.26	0.44%
Institutional Class (before waiver)	$1,000	$1,052.90(2)	$2.88	0.56%
A Class (after waiver)	$1,000	$1,051.60	$4.58	0.89%
A Class (before waiver)	$1,000	$1,051.60(2)	$5.19	1.01%
C Class (after waiver)	$1,000	$1,046.60	$8.41	1.64%
C Class (before waiver)	$1,000	$1,046.60(2)	$9.03	1.76%
R Class (after waiver)	$1,000	$1,050.30	$5.86	1.14%
R Class (before waiver)	$1,000	$1,050.30(2)	$6.48	1.26%
R6 Class (after waiver)	$1,000	$1,054.20	$2.01	0.39%
R6 Class (before waiver)	$1,000	$1,054.20(2)	$2.63	0.51%
Hypothetical
Investor Class (after waiver)	$1,000	$1,021.86	$3.24	0.64%
Investor Class (before waiver)	$1,000	$1,021.26	$3.85	0.76%
Institutional Class (after waiver)	$1,000	$1,022.86	$2.23	0.44%
Institutional Class (before waiver)	$1,000	$1,022.26	$2.84	0.56%
A Class (after waiver)	$1,000	$1,020.61	$4.51	0.89%
A Class (before waiver)	$1,000	$1,020.01	$5.11	1.01%
C Class (after waiver)	$1,000	$1,016.85	$8.29	1.64%
C Class (before waiver)	$1,000	$1,016.24	$8.90	1.76%
R Class (after waiver)	$1,000	$1,019.35	$5.77	1.14%
R Class (before waiver)	$1,000	$1,018.75	$6.38	1.26%
R6 Class (after waiver)	$1,000	$1,023.11	$1.98	0.39%
R6 Class (before waiver)	$1,000	$1,022.51	$2.59	0.51%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

5

Schedule of Investments

SEPTEMBER 30, 2016 (UNAUDITED)

		Principal Amount/ Shares	Value
CORPORATE BONDS — 48.4%
Airlines — 0.3%
United Continental Holdings, Inc., 6.375%, 6/1/18		$25,000	$26,375
Auto Components — 1.1%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		75,000	79,594
Schaeffler Finance BV, 4.75%, 5/15/21(1)		25,000	25,950
			105,544
Automobiles — 1.2%
Ford Motor Credit Co. LLC, MTN, 2.94%, 1/8/19		70,000	71,677
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		25,000	25,906
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)		25,000	26,281
			123,864
Banks — 2.3%
Akbank TAS, 3.875%, 10/24/17		15,000	15,100
Banco do Brasil SA, 3.875%, 1/23/17		15,000	15,097
BBVA Banco Continental SA, 3.25%, 4/8/18(1)		30,000	30,600
CGG SA, 6.50%, 6/1/21		25,000	12,313
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	50,000	61,843
Grupo Aval Ltd., 5.25%, 2/1/17		$15,000	15,120
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18		15,000	15,531
Itau CorpBanca, 3.125%, 1/15/18		15,000	15,215
Post Holdings, Inc., 6.75%, 12/1/21(1)		50,000	53,875
			234,694
Biotechnology — 0.7%
AbbVie, Inc., 1.80%, 5/14/18		70,000	70,322
Building Products — 0.5%
Masco Corp., 4.45%, 4/1/25		50,000	53,375
Capital Markets — 0.9%
DBS Bank Ltd., VRN, 3.625%, 9/21/17		15,000	15,256
Jefferies Group LLC, 5.125%, 4/13/18		70,000	73,106
			88,362
Commercial Services and Supplies — 1.5%
Covanta Holding Corp., 5.875%, 3/1/24		50,000	50,375
Envision Healthcare Corp., 5.125%, 7/1/22(1)		50,000	50,000
Pitney Bowes, Inc., 4.625%, 3/15/24		50,000	52,007
			152,382
Consumer Finance — 2.0%
American Express Credit Corp., 2.60%, 9/14/20		70,000	72,080
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		50,000	54,125
Synchrony Financial, 2.60%, 1/15/19		70,000	70,859
			197,064
Containers and Packaging — 1.8%
Berry Plastics Corp., 5.125%, 7/15/23		50,000	51,094

6

		Principal Amount/ Shares	Value
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		$50,000	$52,312
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)		75,000	77,531
			180,937
Diversified Financial Services — 1.9%
Ally Financial, Inc., 3.50%, 1/27/19		70,000	70,788
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	50,000	64,841
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.875%, 3/15/19		$50,000	50,500
			186,129
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 4.45%, 4/1/24		50,000	55,070
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		25,000	27,125
			82,195
Energy Equipment and Services — 0.6%
Basic Energy Services, Inc., 7.75%, 10/15/22(4)		50,000	18,750
Ensco plc, 4.70%, 3/15/21		45,000	40,477
FTS International, Inc., 6.25%, 5/1/22		15,000	5,813
			65,040
Equity Real Estate Investment Trusts (REITs) — 1.2%
Crown Castle International Corp., 5.25%, 1/15/23		70,000	79,526
VEREIT Operating Partnership LP, 4.125%, 6/1/21		35,000	36,313
			115,839
Food and Staples Retailing — 1.4%
Kroger Co. (The), 2.30%, 1/15/19		70,000	71,301
Sysco Corp., 1.90%, 4/1/19		70,000	70,600
			141,901
Gas Utilities — 2.9%
Energy Transfer Partners LP, 2.50%, 6/15/18		70,000	70,506
MPLX LP, 4.875%, 12/1/24		63,000	65,302
Rockies Express Pipeline LLC, 6.85%, 7/15/18(1)		25,000	26,438
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)		25,000	26,375
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18		50,000	51,875
Williams Cos., Inc. (The), 3.70%, 1/15/23		50,000	48,750
			289,246
Health Care Equipment and Supplies — 0.5%
Mallinckrodt International Finance SA, 3.50%, 4/15/18		50,000	50,188
Health Care Providers and Services — 3.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22		25,000	24,875
CHS / Community Health Systems, Inc., 5.125%, 8/1/21		50,000	49,625
DaVita, Inc., 5.75%, 8/15/22		65,000	68,331
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21(1)		25,000	28,125
HCA, Inc., 8.00%, 10/1/18		25,000	27,969
HCA, Inc., 3.75%, 3/15/19		40,000	41,350
LifePoint Health, Inc., 5.50%, 12/1/21		50,000	52,250
Tenet Healthcare Corp., 4.75%, 6/1/20		25,000	25,500

7

	Principal Amount/ Shares	Value
Tenet Healthcare Corp., 6.00%, 10/1/20	$25,000	$26,500
		344,525
Hotels, Restaurants and Leisure — 1.8%
Aramark Services, Inc., 4.75%, 6/1/26(1)	75,000	75,562
MGM Resorts International, 6.625%, 12/15/21	75,000	84,750
Wynn Macau Ltd., 5.25%, 10/15/21(1)	25,000	25,375
		185,687
Household Durables — 3.6%
D.R. Horton, Inc., 3.75%, 3/1/19	25,000	26,156
KB Home, 7.25%, 6/15/18	50,000	53,625
Lennar Corp., 4.75%, 5/30/25	50,000	51,250
Meritage Homes Corp., 7.15%, 4/15/20	50,000	55,875
PulteGroup, Inc., 5.50%, 3/1/26	75,000	79,125
Toll Brothers Finance Corp., 5.625%, 1/15/24	25,000	26,812
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	65,000	67,194
		360,037
Household Products — 0.7%
Spectrum Brands, Inc., 6.625%, 11/15/22	65,000	70,688
Industrial Conglomerates — 1.3%
HD Supply, Inc., 5.25%, 12/15/21(1)	50,000	53,063
HD Supply, Inc., 5.75%, 4/15/24(1)	75,000	78,937
		132,000
Insurance — 1.2%
International Lease Finance Corp., 4.625%, 4/15/21	50,000	52,500
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)	25,000	21,438
Voya Financial, Inc., VRN, 5.65%, 5/15/23	50,000	50,062
		124,000
Internet Software and Services — 0.5%
Netflix, Inc., 5.375%, 2/1/21	50,000	54,625
IT Services — 0.5%
First Data Corp., 5.00%, 1/15/24(1)	50,000	50,938
Machinery — 1.3%
CNH Industrial Capital LLC, 3.625%, 4/15/18	50,000	51,000
Terex Corp., 6.00%, 5/15/21	75,000	76,969
		127,969
Media — 3.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	75,000	78,562
CSC Holdings LLC, 7.875%, 2/15/18	50,000	53,625
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	120,000	124,350
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	50,000	53,437
TEGNA, Inc., 5.125%, 7/15/20	50,000	51,688
		361,662
Metals and Mining — 1.2%
Alcoa, Inc., 5.40%, 4/15/21	25,000	26,844
First Quantum Minerals Ltd., 6.75%, 2/15/20(1)	50,000	46,500

8

	Principal Amount/ Shares	Value
Newmont Mining Corp., 3.50%, 3/15/22	$50,000	$51,997
		125,341
Multi-Utilities — 1.3%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	75,000	79,687
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	30,000	29,860
NRG Energy, Inc., 7.625%, 1/15/18	17,000	18,190
		127,737
Oil, Gas and Consumable Fuels — 1.1%
Continental Resources, Inc., 5.00%, 9/15/22	60,000	60,000
MEG Energy Corp., 7.00%, 3/31/24(1)	25,000	19,875
Petrobras Global Finance BV, 5.375%, 1/27/21	30,000	29,775
		109,650
Pharmaceuticals — 0.8%
Endo Finance LLC, 5.75%, 1/15/22(1)	50,000	46,625
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	10,000	10,100
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21(1)	25,000	22,437
		79,162
Semiconductors and Semiconductor Equipment — 0.5%
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(1)	25,000	26,188
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(1)	25,000	26,875
		53,063
Specialty Retail — 1.8%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 4/1/23	50,000	50,688
Hertz Corp. (The), 6.75%, 4/15/19	27,000	27,627
Sally Holdings LLC / Sally Capital, Inc., 5.75%, 6/1/22	50,000	52,375
United Rentals North America, Inc., 6.125%, 6/15/23	50,000	52,750
		183,440
Technology Hardware, Storage and Peripherals — 0.7%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.48%, 6/1/19(1)	35,000	36,014
Seagate HDD Cayman, 4.75%, 6/1/23	30,000	29,719
		65,733
Textiles, Apparel and Luxury Goods — 0.7%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	70,000	72,187
Wireless Telecommunication Services — 0.8%
T-Mobile USA, Inc., 6.625%, 4/1/23	70,000	75,425
TOTAL CORPORATE BONDS (Cost $4,899,205)		4,867,326
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 17.4%
Private Sponsor Collateralized Mortgage Obligations — 14.9%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.95%, 10/1/16	86,008	85,928
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.125%, 10/1/16	41,817	40,212
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.58%, 10/1/16	13,035	12,779
9

	Principal Amount/ Shares	Value
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 3.00%, 10/1/16	$12,531	$11,141
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	41,370	42,911
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.41%, 10/1/16	119,833	118,073
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 10/1/16	65,039	63,810
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.76%, 10/1/16	49,902	49,949
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.46%, 10/1/16	51,132	49,254
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.76%, 10/1/16	36,040	31,790
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.07%, 10/1/16	113,519	113,964
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.70%, 10/25/16	113,951	111,871
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.78%, 10/1/16	7,959	7,784
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.75%, 10/1/16	42,000	42,067
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.87%, 10/1/16	24,981	25,195
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	28,927	28,563
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 3.07%, 10/1/16	35,000	33,628
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 6A3, VRN, 3.07%, 10/1/16	27,947	28,236
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	21,665	21,239
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	31,953	32,185
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 2.96%, 10/1/16	91,731	83,505
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.01%, 10/1/16	28,137	27,082
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 3.02%, 10/1/16	39,162	38,482
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.92%, 10/1/16	65,383	61,769
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.08%, 10/1/16	54,603	53,780
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.06%, 10/1/16	11,788	10,953
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.23%, 10/1/16	29,539	27,451
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.25%, 10/1/16	83,790	78,492
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.16%, 10/1/16	34,760	32,814
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	22,486	22,389
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	10,825	10,747

10

	Principal Amount/ Shares	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	$37,134	$36,600
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	64,342	63,507
		1,498,150
U.S. Government Agency Collateralized Mortgage Obligations — 2.5%
FNMA, Series 2016-C03, Class 2M2, VRN, 6.43%, 10/25/16	75,000	81,961
FNMA, Series 2016-C04, Class 1M2, VRN, 4.78%, 10/25/16	100,000	102,957
FNMA, Series 2016-C05, Class 2M2, VRN, 4.98%, 10/25/16	60,000	62,063
		246,981
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,740,457)		1,745,131
MUTUAL FUNDS(3) — 13.9%
Emerging Markets Debt Fund R6 Class (Cost $1,328,764)	134,469	1,393,104
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 8.9%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class D, VRN, 2.42%, 10/15/16(1)	$50,000	49,507
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	50,000	52,421
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	50,000	53,331
BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 2.47%, 10/15/16(1)	50,000	49,427
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.86%, 10/1/16	65,000	73,536
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/1/16	50,000	55,346
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 10/1/16	25,000	28,022
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 10/1/16	30,000	32,972
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 10/1/16	25,000	26,707
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	25,000	25,306
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	25,000	26,223
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	25,000	26,078
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	50,000	53,452
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, 3.76%, 5/10/49	25,000	27,061
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 10/1/16(1)	25,000	25,250
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/16	60,000	65,577
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.14%, 10/1/16	37,000	40,336

11

	Principal Amount/ Shares	Value
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.47%, 10/15/16(1)	$25,000	$24,773
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 10/1/16	40,000	41,402
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	75,000	76,948
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/16(1)	40,000	41,412
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $871,537)		895,087
ASSET-BACKED SECURITIES(2) — 4.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	50,000	50,999
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	25,000	25,392
Hertz Fleet Lease Funding LP, Series 2014-1, Class D, VRN, 2.02%, 10/11/16(1)	50,000	49,835
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	20,410	20,307
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.53%, 10/17/16(1)	48,815	48,717
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.50%, 5/20/30(1)	15,551	15,835
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	29,482	29,543
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	10,464	10,517
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(1)	47,873	47,990
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	22,581	22,602
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(1)	53,667	50,901
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	40,000	40,156
TOTAL ASSET-BACKED SECURITIES (Cost $414,564)		412,794
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.5%
Colombia — 1.3%
Colombia Government International Bond, 7.375%, 9/18/37	100,000	135,000
Dominican Republic — 1.2%
Dominican Republic International Bond, 6.875%, 1/29/26	100,000	116,000
Egypt — 1.0%
Egypt Government International Bond, 5.75%, 4/29/20	100,000	102,945
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $354,779)		353,945
PREFERRED STOCKS — 1.9%
Banks — 0.7%
Bank of America Corp., 5.20%	35,000	34,125
Citigroup, Inc., 5.90%	35,000	36,313
		70,438
Equity Real Estate Investment Trusts (REITs) — 0.8%
DDR Corp., 6.25%	1,400	36,498

12

	Principal Amount/ Shares	Value
Kimco Realty Corp., 5.625%	1,800	$46,620
		83,118
Insurance — 0.4%
XLIT Ltd., 6.50%	50,000	37,618
TOTAL PREFERRED STOCKS (Cost $195,193)		191,174
TEMPORARY CASH INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $245,454)	245,454	245,454
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $10,049,953)		10,104,015
OTHER ASSETS AND LIABILITIES — (0.5)%		(47,557)
TOTAL NET ASSETS — 100.0%		$10,056,458

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	76,614	USD	23,597	UBS AG	10/19/16	$(141)
USD	23,798	CAD	30,688	JPMorgan Chase Bank N.A.	10/19/16	404
COP	68,479,119	USD	23,753	UBS AG	10/19/16	(71)
USD	130,936	EUR	116,321	JPMorgan Chase Bank N.A.	10/19/16	176
USD	12,455	HUF	3,418,481	UBS AG	10/19/16	(13)
IDR	790,126,278	USD	60,361	UBS AG	10/19/16	238
INR	3,178,535	USD	47,711	UBS AG	10/19/16	(80)
USD	23,671	MXN	436,945	JPMorgan Chase Bank N.A.	10/19/16	1,175
USD	36,520	MYR	148,181	UBS AG	10/19/16	623
USD	12,402	NOK	101,526	JPMorgan Chase Bank N.A.	10/19/16	(298)
USD	36,205	PHP	1,691,843	UBS AG	10/19/16	1,193
RUB	801,392	USD	12,288	UBS AG	10/19/16	432
ZAR	173,643	USD	12,251	JPMorgan Chase Bank N.A.	10/19/16	367
						$4,005

SWAP AGREEMENTS

CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
CDX North America High Yield 25 Index	$148,500	Sell	5.00%	12/20/20	3.49%	$9,964	$8,698

13

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Bank of America N.A./ Camden Property Trust	$25,000	Buy	1.00%	12/20/19	$(114)	$(90)	$(204)
Barclays Bank plc/ AES Corp. (The)	25,000	Sell	5.00%	9/20/17	908	286	1,194
Barclays Bank plc/ Calpine Corp.	25,000	Sell	5.00%	9/20/17	742	347	1,089
Barclays Bank plc/ Dominion Resources, Inc.	25,000	Buy	1.00%	6/20/20	(567)	(72)	(639)
Barclays Bank plc/ NRG Energy, Inc.	25,000	Sell	5.00%	9/20/17	843	263	1,106
Barclays Bank plc/ Parker Drilling Co.	25,000	Sell	5.00%	9/20/17	792	(538)	254
Barclays Bank plc/ Procter & Gamble Co. (The)	25,000	Buy	1.00%	6/20/20	(755)	(19)	(774)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	25,000	Buy	1.00%	9/20/19	(191)	(167)	(358)
Deutsche Bank AG/ International Business Machines Corp.	25,000	Buy	1.00%	9/20/19	(400)	(156)	(556)
Goldman Sachs & Co./ Kellogg Co.	25,000	Buy	1.00%	12/20/19	(292)	(163)	(455)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	25,000	Buy	1.00%	6/20/20	580	(358)	222
Goldman Sachs & Co./ Starwood Hotels & Resorts	25,000	Buy	1.00%	6/20/20	(186)	(511)	(697)
Morgan Stanley & Co./ D.R. Horton, Inc.	25,000	Sell	1.00%	6/20/20	(430)	681	251
Morgan Stanley & Co./ Frontier Communications Corp.	25,000	Sell	5.00%	9/20/17	866	243	1,109
Morgan Stanley & Co./ HCA, Inc.	25,000	Sell	5.00%	9/20/17	946	239	1,185
Morgan Stanley & Co./ Hertz Corp. (The)	25,000	Sell	5.00%	9/20/17	939	213	1,152
Morgan Stanley & Co./ International Lease Finance Corp.	25,000	Sell	5.00%	9/20/17	879	267	1,146
Morgan Stanley & Co./ Lennar Corp.	25,000	Sell	5.00%	6/20/20	2,609	660	3,269

14

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Morgan Stanley & Co./ Mondelez International, Inc.	$25,000	Buy	1.00%	9/20/19	$(400)	$(105)	$(505)
Morgan Stanley & Co./ PepsiCo, Inc.	25,000	Buy	1.00%	9/20/19	(436)	(125)	(561)
					$6,333	$895	$7,228

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

15

NOTES TO SCHEDULE OF INVESTMENTS
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
COP	-	Colombian Peso
EUR	-	Euro
FNMA	-	Federal National Mortgage Association
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PHP	-	Philippine Peso
RUB	-	Russian Ruble
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,922,198, which represented 19.1% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(4)	Security is in default.
See Notes to Financial Statements.

16

Statement of Assets and Liabilities

SEPTEMBER 30, 2016 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $8,721,189)	$8,710,911
Investment securities - affiliated, at value (cost of $1,328,764)	1,393,104
Total investment securities, at value (cost of $10,049,953)	10,104,015
Cash	82
Deposits with broker for swap agreements	8,341
Receivable for investments sold	50,367
Receivable for variation margin on swap agreements	935
Unrealized appreciation on forward foreign currency exchange contracts	4,608
Swap agreements, at value (including net premiums paid (received) of $9,674)	11,977
Interest and dividends receivable	86,968
10,267,293

Liabilities
Payable for investments purchased	194,925
Payable for capital shares redeemed	4,306
Unrealized depreciation on forward foreign currency exchange contracts	603
Swap agreements, at value (including net premiums paid (received) of $(3,341))	4,749
Accrued management fees	4,850
Distribution and service fees payable	1,402
210,835

Net Assets	$10,056,458

Net Assets Consist of:
Capital paid in	$10,172,962
Distributions in excess of net investment income	(26,266)
Accumulated net realized loss	(159,170)
Net unrealized appreciation	68,932
$10,056,458

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$5,706,944	583,531	$9.78
Institutional Class	$698,915	71,497	$9.78
A Class	$1,073,143	109,768	$9.78*
C Class	$1,070,753	109,540	$9.77
R Class	$755,610	77,282	$9.78
R6 Class	$751,093	76,820	$9.78
*Maximum offering price $10.24 (net asset value divided by 0.955).

See Notes to Financial Statements.

17

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$128,190
Income distributions from affiliated funds	26,521
Dividends	2,360
157,071

Expenses:
Management fees	28,308
Distribution and service fees:
A Class	1,493
C Class	5,203
R Class	1,840
Trustees' fees and expenses	254
Other expenses	740
37,838
Fees waived	(4,815)
33,023

Net investment income (loss)	124,048

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(9,474)
Swap agreement transactions	4,408
Foreign currency transactions	(7,301)
(12,367)

Change in net unrealized appreciation (depreciation) on:
Investments	258,132
Swap agreements	4,818
Translation of assets and liabilities in foreign currencies	12,671
275,621

Net realized and unrealized gain (loss)	263,254

Net Increase (Decrease) in Net Assets Resulting from Operations	$387,302

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2016 (UNAUDITED) AND YEAR ENDED MARCH 31, 2016
Increase (Decrease) in Net Assets	September 30, 2016	March 31, 2016
Operations
Net investment income (loss)	$124,048	$226,321
Net realized gain (loss)	(12,367)	(128,938)
Change in net unrealized appreciation (depreciation)	275,621	(90,210)
Net increase (decrease) in net assets resulting from operations	387,302	7,173

Distributions to Shareholders
From net investment income:
Investor Class	(63,200)	(113,705)
Institutional Class	(12,501)	(31,761)
A Class	(19,165)	(38,172)
C Class	(12,797)	(30,162)
R Class	(10,902)	(25,668)
R6 Class	(13,616)	(31,020)
Decrease in net assets from distributions	(132,181)	(270,488)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	3,248,514	(321,716)

Net increase (decrease) in net assets	3,503,635	(585,031)

Net Assets
Beginning of period	6,552,823	7,137,854
End of period	$10,056,458	$6,552,823

Distributions in excess of net investment income	$(26,266)	$(18,133)

See Notes to Financial Statements.

19

Notes to Financial Statements

SEPTEMBER 30, 2016 (UNAUDITED)

1. Organization

American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Strategic Income Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek income. As a secondary objective, the fund seeks long-term capital appreciation.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign

20

currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the

21

custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 38% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee is 0.74% for the Investor Class, A Class, C Class and R Class, 0.54% for the Institutional Class and 0.49% for the R6 Class. However, the investment advisor will waive the portion of the fund’s management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees. The total amount of the waiver for each class for the six months ended September 30, 2016 was $2,157, $413, $726, $629, $446 and $444 for the Investor Class, Institutional Class, A Class, C Class, R Class and R6 Class, respectively. The effective annual management fee after waiver for each class for the six months ended September 30, 2016 was 0.62% for the Investor Class, A Class, C Class and R Class, 0.42% for the Institutional Class and 0.37% for the R6 Class.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees

22

incurred under the plans during the six months ended September 30, 2016 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2016 totaled $4,051,603, of which $242,193 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended September 30, 2016 totaled $738,741, none of which were U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2016		Year ended March 31, 2016
	Shares	Amount	Shares	Amount
Investor Class
Sold	394,107	$3,824,846	157,336	$1,511,663
Issued in reinvestment of distributions	5,844	56,753	8,021	76,174
Redeemed	(58,749)	(568,640)	(225,206)	(2,150,353)
	341,202	3,312,959	(59,849)	(562,516)
Institutional Class
Issued in reinvestment of distributions	1,310	12,501	3,335	31,761
Redeemed	—	—	(25,853)	(249,709)
	1,310	12,501	(22,518)	(217,948)
A Class
Sold	8,574	82,646	25,715	242,808
Issued in reinvestment of distributions	1,981	19,165	4,022	38,172
Redeemed	(25,695)	(251,535)	(139)	(1,309)
	(15,140)	(149,724)	29,598	279,671
C Class
Sold	4,317	41,504	8,701	83,837
Issued in reinvestment of distributions	1,323	12,797	3,182	30,162
Redeemed	(1,185)	(11,604)	(253)	(2,410)
	4,455	42,697	11,630	111,589
R Class
Sold	682	6,606	1,300	12,521
Issued in reinvestment of distributions	1,127	10,902	2,704	25,668
Redeemed	(110)	(1,043)	(187)	(1,721)
	1,699	16,465	3,817	36,468
R6 Class
Issued in reinvestment of distributions	1,427	13,616	3,265	31,020
Net increase (decrease)	334,953	$3,248,514	(34,057)	$(321,716)

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6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the six months ended September 30, 2016 follows:

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Emerging Markets Debt Fund R6 Class	$1,305,515	$26,521	—	—	$26,521	$1,393,104

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

24

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$4,867,326	—
Collateralized Mortgage Obligations	—	1,745,131	—
Mutual Funds	$1,393,104	—	—
Commercial Mortgage-Backed Securities	—	895,087	—
Asset-Backed Securities	—	412,794	—
Sovereign Governments and Agencies	—	353,945	—
Preferred Stocks	83,118	108,056	—
Temporary Cash Investments	245,454	—	—
	$1,721,676	$8,382,339	—
Other Financial Instruments
Swap Agreements	—	$20,675	—
Forward Foreign Currency Exchange Contracts	—	4,608	—
	—	$25,283	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$4,749	—
Forward Foreign Currency Exchange Contracts	—	603	—
	—	$5,352	—

8. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $719,583.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign

25

currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $542,553.

Value of Derivative Instruments as of September 30, 2016
	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$935	Payable for variation margin on swap agreements*	—
Credit Risk	Swap agreements	11,977	Swap agreements	$4,749
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	4,608	Unrealized depreciation on forward foreign currency exchange contracts	603
		$17,520		$5,352

* Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2016
	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$4,408	Change in net unrealized appreciation (depreciation) on swap agreements	$4,818
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(7,612)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	12,787
		$(3,204)		$17,605

9. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

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10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$10,049,953
Gross tax appreciation of investments	$201,391
Gross tax depreciation of investments	(147,329)
Net tax appreciation (depreciation) of investments	$54,062

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of March 31, 2016, the fund had accumulated short-term capital losses of $(66,148) and accumulated long-term capital losses of $(89,622), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of March 31, 2016, the fund had late-year ordinary loss deferrals of $(17,477), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$9.45	0.16	0.34	0.50	(0.17)	$9.78	5.29%	0.64%(4)	0.76%(4)	3.23%(4)	3.11%(4)	10%	$5,707
2016	$9.81	0.33	(0.29)	0.04	(0.40)	$9.45	0.44%	0.64%	0.75%	3.52%	3.41%	25%	$2,290
2015(5)	$10.00	0.23	(0.14)	0.09	(0.28)	$9.81	0.91%	0.65%(4)	0.74%(4)	3.43%(4)	3.34%(4)	9%	$2,965
Institutional Class
2016(3)	$9.45	0.17	0.34	0.51	(0.18)	$9.78	5.29%	0.44%(4)	0.56%(4)	3.43%(4)	3.31%(4)	10%	$699
2016	$9.81	0.36	(0.30)	0.06	(0.42)	$9.45	0.64%	0.44%	0.55%	3.72%	3.61%	25%	$663
2015(5)	$10.00	0.24	(0.14)	0.10	(0.29)	$9.81	1.05%	0.45%(4)	0.54%(4)	3.63%(4)	3.54%(4)	9%	$909
A Class
2016(3)	$9.45	0.14	0.35	0.49	(0.16)	$9.78	5.16%	0.89%(4)	1.01%(4)	2.98%(4)	2.86%(4)	10%	$1,073
2016	$9.81	0.31	(0.30)	0.01	(0.37)	$9.45	0.19%	0.89%	1.00%	3.27%	3.16%	25%	$1,180
2015(5)	$10.00	0.21	(0.14)	0.07	(0.26)	$9.81	0.74%	0.90%(4)	0.99%(4)	3.18%(4)	3.09%(4)	9%	$935
C Class
2016(3)	$9.45	0.11	0.33	0.44	(0.12)	$9.77	4.66%	1.64%(4)	1.76%(4)	2.23%(4)	2.11%(4)	10%	$1,071
2016	$9.81	0.24	(0.30)	(0.06)	(0.30)	$9.45	(0.56)%	1.64%	1.75%	2.52%	2.41%	25%	$993
2015(5)	$10.00	0.16	(0.14)	0.02	(0.21)	$9.81	0.24%	1.65%(4)	1.74%(4)	2.43%(4)	2.34%(4)	9%	$917

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2016(3)	$9.45	0.13	0.34	0.47	(0.14)	$9.78	5.03%	1.14%(4)	1.26%(4)	2.73%(4)	2.61%(4)	10%	$756
2016	$9.81	0.29	(0.30)	(0.01)	(0.35)	$9.45	(0.06)%	1.14%	1.25%	3.02%	2.91%	25%	$714
2015(5)	$10.00	0.19	(0.13)	0.06	(0.25)	$9.81	0.58%	1.15%(4)	1.24%(4)	2.93%(4)	2.84%(4)	9%	$704
R6 Class
2016(3)	$9.45	0.17	0.34	0.51	(0.18)	$9.78	5.42%	0.39%(4)	0.51%(4)	3.48%(4)	3.36%(4)	10%	$751
2016	$9.81	0.36	(0.30)	0.06	(0.42)	$9.45	0.69%	0.39%	0.50%	3.77%	3.66%	25%	$712
2015(5)	$10.00	0.24	(0.13)	0.11	(0.30)	$9.81	1.08%	0.40%(4)	0.49%(4)	3.68%(4)	3.59%(4)	9%	$708

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended September 30, 2016 (unaudited).

(4)	Annualized.

(5)	July 28, 2014 (fund inception) through March 31, 2015.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2016, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments by the Fund and the Advisor to financial intermediaries whose clients are investors in the Fund; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request. The independent Trustees also had the benefit of the advice of their independent counsel throughout the process.

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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was slightly below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

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Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

32

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

33

Proxy Voting Results

A special meeting of shareholders was held on June 13, 2016, to vote on the following proposal. The proposal received the required number of votes and was adopted. A summary of voting results is listed below.

To elect four trustees to the Board of Trustees of American Century Investment Trust:

	Affirmative	Withhold
Tanya S. Beder	$11,245,587,866	$88,169,279
Jeremy I. Bulow	$11,247,094,163	$86,662,982
Anne Casscells	$11,241,523,389	$92,233,756
Jonathan D. Levin	$11,242,680,933	$91,076,212
The other trustees whose term of office continued after the meeting include Jonathan S. Thomas, Ronald J. Gilson, Frederick L. A. Grauer, Peter F. Pervere and John B. Shoven.

34

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Investment Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90821 1611

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 23, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 23, 2016